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Northern Funds

MONEY MARKET FUNDS   MONEY MARKET FUND    U.S. GOVERNMENT
MONEY MARKET FUND    U.S. GOVERNMENT SELECT MONEY MARKET FUND    MUNICIPAL MONEY
MARKET FUND    CALIFORNIA MUNICIPAL MONEY MARKET FUND    FIXED INCOME FUNDS
U.S. GOVERNMENT FUND    INTERMEDIATE TAX-EXEMPT FUND    FLORIDA INTERMEDIATE
TAX-EXEMPT FUND    FIXED INCOME FUND    TAX-EXEMPT FUND    CALIFORNIA TAX-EXEMPT
FUND    INTERNATIONAL FIXED INCOME FUND    EQUITY FUNDS    INCOME EQUITY FUND
STOCK INDEX FUND    GROWTH EQUITY FUND    SELECT EQUITY FUND    MID CAP GROWTH
FUND    SMALL CAP FUND    INTERNATIONAL GROWTH EQUITY FUND    INTERNATIONAL
SELECT EQUITY FUND    TECHNOLOGY FUND




                                 SEMI-ANNUAL REPORT

September 30, 1998







                                               NORTHERN FUNDS Semi-Annual Report

--------------------
TABLE OF CONTENTS


                                                              PAGE
Abbreviations and Other Information.............................2

Money Market Funds
  Statements of Assets and Liabilities .........................3
  Statements of Operations .................................... 4
  Statements of Changes in Net Assets ......................... 5
  Financial Highlights ........................................ 7
  Schedules of Investments
     Money Market Fund........................................ 11
     U.S. Government Money Market Fund........................ 15
     U.S. Government Select Money Market Fund................. 16
     Municipal Money Market Fund.............................. 17
     California Municipal Money Market Fund................... 29

Fixed Income Funds
  Statements of Assets and Liabilities ........................32
  Statements of Operations ................................... 33
  Statements of Changes in Net Assets ........................ 34
  Financial Highlights ....................................... 36
  Schedules of Investments
     U.S. Government Fund..................................... 41
     Intermediate Tax-Exempt Fund............................. 42
     Florida Intermediate Tax-Exempt Fund..................... 47
     Fixed Income Fund........................................ 49
     Tax-Exempt Fund.......................................... 51
     California Tax-Exempt Fund............................... 55
     International Fixed Income Fund.......................... 58

Equity Funds
  Statements of Assets and Liabilities ....................... 60
  Statements of Operations ................................... 61
  Statements of Changes in Net Assets ........................ 62
  Financial Highlights ....................................... 64
  Schedules of Investments
     Income Equity Fund....................................... 70
     Stock Index Fund......................................... 73
     Growth Equity Fund....................................... 81
     Select Equity Fund....................................... 84
     Mid Cap Growth Fund.......................................86
     Small Cap Fund........................................... 88
     International Growth Equity Fund........................ 106
     International Select Equity Fund........................ 108
     Technology Fund......................................... 110

Notes to the Financial Statements............................ 112

--------------------
ABBREVIATIONS AND
OTHER INFORMATION

With respect to the Schedules of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

Maturity dates represent the stated
date on the security, the next interest reset date or next puttable dates for floating rate securities or the prerefunded date for these types of securities.

EXPLANATION OF ABBREVIATIONS
USED THROUGHOUT THE
SCHEDULES OF INVESTMENTS

ADP       Automated Data Processing

ADR       American Depository Receipt

AMBAC     American Municipal Bond
          Assurance Corp.

AMT       Alternative Minimum Tax

BAN       Bond Anticipation Note

BTP       Banker's Trust Partnership

COLLD.    Collateralized
COP       Certificate of Participation

CP        Commercial Paper
DECS      Dividend Enhanced Convertible
          Stock

FFCB      Federal Farm Credit Bank

FGIC      Financial Guaranty
          Insurance Corp.

FHA       Federal Housing
          Authority

FHLB      Federal Home Loan Bank

FHLMC     Freddie Mac

FMC       Fidelity Mortgage Corp.

FNMA      Fannie Mae

FRN       Floating Rate Note

FSA       Financial Security Assurance

G.O.      General Obligation

GNMA      Government National
          Mortgage Association

GTD.      Guaranteed

HDA       Housing Development Authority

HFA       Housing Finance Authority

HUD       Housing and Urban
          Development

I.O.      Interest Only Stripped Security

IDA       Industrial Development
          Authority

IDR       Industrial Development Revenue

LOC       Letter of Credit

MBIA      Municipal Bond Insurance
          Association

MTN       Medium Term Note

NYS       New York Shares

P-FLOATS  Puttable Floating Rate Security

PCR       Pollution Control Revenue

PFA       Public Finance Authority

PRIDES    Preferred Redeemable Increased
          Dividend Securities

PRSV      Preservation Project

PSF       Permanent School Fund
RAN       Revenue Anticipation Note

REMIC     Real Estate Mortgage
          Investment Conduit
SFM       Single Family Mortgage

SLMA      SLM Holding Corp.

S.O.      Special Obligation

SOC GEN   Societe Generale

STRYPES   Structured Yield Product
          Exchangeable for Stock

TOB       Tender Option Bond

TOCR      Tender Option Custodial Receipt

TRACES    Treasury-Backed Automatically
          Convertible Equity Securities

TRAN      Tax and Revenue
          Anticipation Note

TRB       Tax Revenue Bond

VRDN      Variable Rate Demand Note

<F1>      Non-Income Producing
          Security


                               -----------------
                                NOT FDIC-INSURED
                               -----------------

                                 May lose value
                               No bank guarantee
                               -----------------


Northern FundsR are not insured or guaranteed by the U.S. government, nor can there be any assurance that the money market funds will be able to maintain a stable net asset value of $1.00 per share.

Shares of Northern Funds are distributed by an independent third party, Sunstone Distribution Services, LLC, and sold by The Northern Trust Company and its bank affiliates.

                                               NORTHERN FUNDS Semi-Annual Report

--------------------
STATEMENTS OF ASSETS AND LIABILITIES SEPTEMBER 30, 1998 (UNAUDITED)

MONEY MARKET FUNDS

                                                                                        U.S.
                                                                         U.S.          GOV'T.                      CALIFORNIA
                                                                        GOV'T.         SELECT       MUNICIPAL      MUNICIPAL
                                                         MONEY          MONEY          MONEY          MONEY          MONEY
                                                         MARKET         MARKET         MARKET         MARKET         MARKET
AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA               FUND           FUND           FUND           FUND           FUND
---------------------------------------------          ----------     ----------     ----------     ----------     ----------
ASSETS:
  Investments, at amortized cost                       $3,756,582       $328,743       $322,433     $1,964,240       $244,914
  Repurchase agreements, at cost which
     approximates market value                                  -        100,000              -              -              -
  Cash                                                          -              -              -              -             66
  Income receivable                                        19,587          1,432            919         12,741          1,837
  Receivable for fund shares sold                          58,717            436              -            843            173
  Receivable for securities sold                              100              -              -          6,055            970
  Receivable from Adviser                                      37              5              5             18              4
  Deferred organization costs, net of
     accumulated amortization                                  14              5              5             16              4
  Prepaid and other assets                                     63             20             25             43              9
------------------------------------------------------------------------------------------------------------------------------
       Total Assets                                     3,835,100        430,641        323,387      1,983,956        247,977
------------------------------------------------------------------------------------------------------------------------------

LIABILITIES:
  Due to Custodian                                            276              -              -             34              -
  Dividends payable                                        15,568          1,872          1,313          5,111            611
  Payable for fund shares redeemed                              -              -             90         12,698          5,180
  Payable for securities purchased                              -              -              -          3,572          5,031
  Accrued investment advisory fees                            247             29             21            129             16
  Accrued administration fees                                 267             28             18            160             19
  Accrued transfer agent fees                                  62              7              5             32              4
  Accrued custody and accounting fees                           -              1              2              6              -
  Accrued registration fees and other liabilities             113             27             15             58             19
------------------------------------------------------------------------------------------------------------------------------
       Total Liabilities                                   16,533          1,964          1,464         21,800         10,880
------------------------------------------------------------------------------------------------------------------------------
  Net Assets                                           $3,818,567       $428,677       $321,923     $1,962,156       $237,097
==============================================================================================================================

ANALYSIS OF NET ASSETS:
  Capital stock                                        $3,818,449       $428,646       $321,909     $1,961,833       $237,085
  Accumulated undistributed net
     investment income                                        101             27             14            180             13
  Accumulated undistributed
     net realized gains (losses)                               17              4              -            143            (1)
------------------------------------------------------------------------------------------------------------------------------
  Net Assets                                           $3,818,567       $428,677       $321,923     $1,962,156       $237,097
==============================================================================================================================

SHARES OUTSTANDING
  ($.0001 PAR VALUE, UNLIMITED AUTHORIZATION)           3,818,544        428,673        321,922      1,961,942        237,098

NET ASSET VALUE,
  REDEMPTION AND OFFERING PRICE PER SHARE                   $1.00          $1.00          $1.00          $1.00          $1.00
------------------------------------------------------------------------------------------------------------------------------


See Notes to the Financial Statements.

---------------------
STATEMENTS OF OPERATIONS SIX MONTHS ENDED SEPTEMBER 30, 1998 (UNAUDITED)

MONEY MARKET FUNDS

                                                                                          U.S.
                                                                          U.S.           GOV'T.                      CALIFORNIA
                                                                         GOV'T.          SELECT       MUNICIPAL       MUNICIPAL
                                                           MONEY          MONEY           MONEY         MONEY           MONEY
                                                          MARKET         MARKET          MARKET        MARKET          MARKET
AMOUNTS IN THOUSANDS                                       FUND           FUND            FUND          FUND            FUND
                                                        ----------     ----------      ----------    ----------      ----------
INVESTMENT INCOME:
  Interest income                                         $97,626        $11,695         $8,803        $35,401         $4,370
--------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees                                 10,318          1,246            953          5,736            757
  Administration fees                                       2,579            312            238          1,434            189
  Transfer agent fees                                       1,720            208            159            956            126
  Custody and accounting fees                                 355             64             48            213             44
  Registration fees                                           193             26             33             49              6
  Professional fees                                            40             12             11             26             10
  Trustees' fees and expenses                                  28              4              3             17              3
  Amortization of organization costs                           13              5              1             15              2
  Other                                                        92             30             11             59              8
-------------------------------------------------------------------------------------------------------------------------------
  Total Expenses                                           15,338          1,907          1,457          8,505          1,145
     Less voluntary waivers of:
       Investment advisory fees                           (3,440)          (415)          (318)        (1,912)          (253)
       Administration fees                                (1,471)          (177)          (139)          (790)          (106)
     Less: Reimbursement of expenses by Adviser             (969)          (173)          (127)          (545)           (92)
-------------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                           9,458          1,142            873          5,258            694
-------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                      88,168         10,553          7,930         30,143          3,676
-------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAINS (LOSSES) ON:
  Investments                                                  14              -              -            (3)              -
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      $88,182        $10,553         $7,930        $30,140         $3,676
===============================================================================================================================


See Notes to the Financial Statements.

                                               NORTHERN FUNDS Semi-Annual Report

-----------------------
STATEMENTS OF CHANGES IN NET ASSETS

MONEY MARKET FUNDS

                                                                                                 U.S. GOVERNMENT
                                                            MONEY MARKET                           MONEY MARKET
                                                               FUND                                    FUND
                                                 --------------------------------        --------------------------------
                                                  SIX MONTHS             YEAR             SIX MONTHS             YEAR
                                                    ENDED               ENDED               ENDED               ENDED
                                                  SEPT. 30,            MAR. 31,           SEPT. 30,            MAR. 31,
                                                     1998                1998                1998                1998
AMOUNTS IN THOUSANDS                             (UNAUDITED)                             (UNAUDITED)
------------------------------------             --------------------------------        --------------------------------
OPERATIONS:
  Net investment income                          $    88,168         $   123,232         $    10,553         $    17,384
  Net realized gains on investments                       14                   3                   -                   4
-------------------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Resulting
       from Operations                                88,182             123,235              10,553              17,388
-------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
  Shares sold                                      5,622,208          11,527,035           1,167,146           1,747,441
  Shares from reinvestment of dividends               15,005              15,289               2,155               3,063
  Shares redeemed                                (5,114,690)         (9,853,484)         (1,157,666)         (1,647,725)
-------------------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Resulting
       from Capital Share Transactions               522,523           1,688,840              11,635             102,779
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
  From net investment income                        (88,168)           (123,232)            (10,553)            (17,384)
-------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                         522,537           1,688,843              11,635             102,783
NET ASSETS:
  Beginning of period                              3,296,030           1,607,187             417,042             314,259
-------------------------------------------------------------------------------------------------------------------------
  End of period                                   $3,818,567          $3,296,030            $428,677            $417,042
=========================================================================================================================
ACCUMULATED UNDISTRIBUTED
  NET INVESTMENT INCOME                                 $101                $101                 $27                 $27
=========================================================================================================================


See Notes to the Financial Statements.

---------------------
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

MONEY MARKET FUNDS

                                             U.S. GOVERNMENT                                               CALIFORNIA
                                                 SELECT                       MUNICIPAL                     MUNICIPAL
                                                MONEY MARKET                MONEY MARKET                  MONEY MARKET
                                                  FUND                          FUND                          FUND
                                       ---------------------------   ---------------------------   ---------------------------
                                        SIX MONTHS        YEAR        SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                          ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                        SEPT. 30,       MAR. 31,      SEPT. 30,       MAR. 31,      SEPT. 30,       MAR. 31,
                                           1998           1998           1998           1998           1998           1998
AMOUNTS IN THOUSANDS                   (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
------------------------------------   ---------------------------   ---------------------------   ---------------------------
OPERATIONS:
  Net investment income                  $   7,930     $   11,165    $    30,143    $    48,537     $    3,676     $    6,740
  Net realized gains (losses)
     on investments                              -              1            (3)            255              -            (1)
------------------------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets
       Resulting from Operations             7,930         11,166         30,140         48,792          3,676          6,739
------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
  Shares sold                              523,025      1,006,456      4,143,102      7,708,423        728,302      1,249,341
  Shares from reinvestment of
     dividends                               2,437          3,723          4,531          5,789            930          1,007
  Shares redeemed                        (509,964)      (871,883)    (3,999,817)    (7,320,165)      (716,978)    (1,226,493)
------------------------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets
       Resulting from Capital Share
       Transactions                         15,498        138,296        147,816        394,047         12,254         23,855
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
  From net investment income               (7,930)       (11,165)       (30,143)       (48,537)        (3,676)        (6,740)
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                15,498        138,297        147,813        394,302         12,254         23,854
NET ASSETS:
  Beginning of period                      306,425        168,128      1,814,343      1,420,041        224,843        200,989
------------------------------------------------------------------------------------------------------------------------------
  End of period                           $321,923       $306,425     $1,962,156     $1,814,343       $237,097       $224,843
==============================================================================================================================
ACCUMULATED UNDISTRIBUTED
  NET INVESTMENT INCOME                        $14            $14           $180           $180            $13            $13
==============================================================================================================================


See Notes to the Financial Statements.

                                               NORTHERN FUNDS Semi-Annual Report

---------------------
FINANCIAL HIGHLIGHTS

MONEY MARKET FUNDS

                                                                                    MONEY MARKET
                                                                                        FUND
                                                      -----------------------------------------------------------------------
                                                       SIX MONTHS        YEAR           YEAR           YEAR           YEAR
                                                         ENDED          ENDED          ENDED          ENDED          ENDED
                                                       SEPT. 30,       MAR. 31,       MAR. 31,       MAR. 31,       MAR. 31,
                                                          1998           1998           1997           1996         1995<F2>
                                                      (UNAUDITED)
-------------------------------------                 -----------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD                        $1.00          $1.00          $1.00          $1.00          $1.00

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                      0.03           0.05           0.05           0.05           0.04
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                               (0.03)         (0.05)         (0.05)         (0.05)         (0.04)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $1.00          $1.00          $1.00          $1.00          $1.00
==============================================================================================================================
TOTAL RETURN<F3>                                            2.60%          5.31%          5.05%          5.57%          4.55%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period              $3,818,567     $3,296,030     $1,607,187     $1,061,813       $894,279
  Ratio to average net assets of<F4>:
     Expenses, after waivers and
       reimbursements                                       0.55%          0.55%          0.55%          0.49%          0.45%
     Expenses, before waivers and
       reimbursements                                       0.89%          0.90%          0.90%          0.91%          0.96%
     Net investment income, after
       waivers and reimbursements                           5.13%          5.19%          4.94%          5.42%          4.94%
     Net investment income, before
       waivers and reimbursements                           4.79%          4.84%          4.59%          5.00%          4.43%
------------------------------------------------------------------------------------------------------------------------------


<F2> For the period April 11, 1994 (commencement of operations) through
     March 31, 1995.
<F3> Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
<F4> Annualized for periods less than a full year.

---------------------
FINANCIAL HIGHLIGHTS (CONTINUED)

MONEY MARKET FUNDS



                                                                                  U.S. GOVERNMENT
                                                                                    MONEY MARKET
                                                                                        FUND
                                                      -----------------------------------------------------------------------
                                                       SIX MONTHS        YEAR           YEAR           YEAR           YEAR
                                                         ENDED          ENDED          ENDED          ENDED          ENDED
                                                       SEPT. 30,       MAR. 31,       MAR. 31,       MAR. 31,       MAR. 31,
                                                          1998           1998           1997           1996         1995<F2>
                                                      (UNAUDITED)
------------------------------------------            -----------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD                        $1.00          $1.00          $1.00          $1.00          $1.00

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                      0.03           0.05           0.05           0.05           0.04
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                               (0.03)         (0.05)         (0.05)         (0.05)         (0.04)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $1.00          $1.00          $1.00          $1.00          $1.00
==============================================================================================================================
TOTAL RETURN<F4>                                            2.57%          5.22%          4.93%          5.46%          4.47%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period                $428,677       $417,042       $314,259       $207,105       $227,543
  Ratio to average net assets of<F5>:
     Expenses, after waivers and
       reimbursements                                       0.55%          0.55%          0.55%          0.49%          0.45%
     Expenses, before waivers and
       reimbursements                                       0.92%          0.93%          0.96%          0.94%          1.01%
     Net investment income, after
       waivers and reimbursements                           5.08%          5.10%          4.82%          5.33%          4.93%
     Net investment income, before
       waivers and reimbursements                           4.71%          4.72%          4.41%          4.88%          4.37%
------------------------------------------------------------------------------------------------------------------------------


See Notes to the Financial Statements.

                                               NORTHERN FUNDS Semi-Annual Report

                                                                                  U.S. GOVERNMENT
                                                                                       SELECT
                                                                                    MONEY MARKET
                                                                                        FUND
                                                      -----------------------------------------------------------------------
                                                       SIX MONTHS        YEAR           YEAR           YEAR           YEAR
                                                         ENDED          ENDED          ENDED          ENDED          ENDED
                                                       SEPT. 30,       MAR. 31,       MAR. 31,       MAR. 31,       MAR. 31,
                                                          1998           1998           1997           1996         1995<F3>
                                                      (UNAUDITED)
------------------------------------------            -----------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD                        $1.00          $1.00          $1.00          $1.00          $1.00

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                      0.03           0.05           0.05           0.05           0.02
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                               (0.03)         (0.05)         (0.05)         (0.05)         (0.02)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $1.00          $1.00          $1.00          $1.00          $1.00
==============================================================================================================================
TOTAL RETURN<F4>                                            2.53%          5.24%          5.07%          5.55%          1.75%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period                $321,923       $306,425       $168,128        $85,400        $82,162
  Ratio to average net assets of<F5>:
     Expenses, after waivers and
       reimbursements                                       0.55%          0.46%          0.40%          0.33%          0.30%
     Expenses, before waivers and
       reimbursements                                       0.92%          0.93%          0.97%          1.00%          1.32%
     Net investment income, after
       waivers and reimbursements                           5.00%          5.13%          4.95%          5.43%          5.84%
     Net investment income, before
       waivers and reimbursements                           4.63%          4.66%          4.38%          4.76%          4.82%
------------------------------------------------------------------------------------------------------------------------------




                                                                                     MUNICIPAL
                                                                                    MONEY MARKET
                                                                                        FUND
                                                      -----------------------------------------------------------------------
                                                       SIX MONTHS        YEAR           YEAR           YEAR           YEAR
                                                         ENDED          ENDED          ENDED          ENDED          ENDED
                                                       SEPT. 30,       MAR. 31,       MAR. 31,       MAR. 31,       MAR. 31,
                                                          1998           1998           1997           1996         1995<F2>
                                                      (UNAUDITED)
------------------------------------------            -----------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD                        $1.00          $1.00          $1.00          $1.00          $1.00

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                      0.02           0.03           0.03           0.03           0.03
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                               (0.02)         (0.03)         (0.03)         (0.03)         (0.03)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $1.00          $1.00          $1.00          $1.00          $1.00
==============================================================================================================================
TOTAL RETURN<F4>                                            1.59%          3.27%          3.14%          3.54%          2.90%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period              $1,962,156     $1,814,343     $1,420,041     $1,102,789       $927,747
  Ratio to average net assets of<F5>:
     Expenses, after waivers and
       reimbursements                                       0.55%          0.55%          0.55%          0.49%          0.45%
     Expenses, before waivers and
       reimbursements                                       0.89%          0.89%          0.90%          0.91%          0.95%
     Net investment income, after
       waivers and reimbursements                           3.15%          3.20%          3.08%          3.46%          3.10%
     Net investment income, before
       waivers and reimbursements                           2.81%          2.86%          2.73%          3.04%          2.60%
------------------------------------------------------------------------------------------------------------------------------


<F2> For the period April 11, 1994 (commencement of operations) through March
     31, 1995.
<F3> For the period December 12, 1994 (commencement of operations) through March
     31, 1995.
<F4> Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
<F5> Annualized for periods less than a full year.

See Notes to the Financial Statements.


FINANCIAL HIGHLIGHTS (CONTINUED)

MONEY MARKET FUNDS

                                                                                     CALIFORNIA
                                                                                     MUNICIPAL
                                                                                    MONEY MARKET
                                                                                        FUND
                                                      -----------------------------------------------------------------------
                                                       SIX MONTHS        YEAR           YEAR           YEAR           YEAR
                                                         ENDED          ENDED          ENDED          ENDED          ENDED
                                                       SEPT. 30,       MAR. 31,       MAR. 31,       MAR. 31,       MAR. 31,
                                                          1998           1998           1997           1996         1995<F2>
                                                      (UNAUDITED)
------------------------------------------            -----------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD                        $1.00          $1.00          $1.00          $1.00          $1.00

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                      0.01           0.03           0.03           0.04           0.01
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                               (0.01)         (0.03)         (0.03)         (0.04)         (0.01)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $1.00          $1.00          $1.00          $1.00          $1.00
==============================================================================================================================
TOTAL RETURN<F3>                                            1.47%          3.20%          3.19%          3.63%          1.27%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period                $237,097       $224,843       $200,989       $165,087       $161,316
  Ratio to average net assets of<F4>:
     Expenses, after waivers and
       reimbursements                                       0.55%          0.49%          0.45%          0.39%          0.35%
     Expenses, before waivers and
       reimbursements                                       0.91%          0.94%          0.94%          0.94%          1.07%
     Net investment income, after
       waivers and reimbursements                           2.91%          3.14%          3.13%          3.55%          3.78%
     Net investment income, before
       waivers and reimbursements                           2.55%          2.69%          2.64%          3.00%          3.06%
------------------------------------------------------------------------------------------------------------------------------


<F2> For the period November 29, 1994 (commencement of operations) through
     March 31, 1995.
<F3> Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
<F4> Annualized for periods less than a full year.

See Notes to the Financial Statements.

                                               NORTHERN FUNDS Semi-Annual Report

--------------------
SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

MONEY MARKET FUND

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            CERTIFICATES OF DEPOSIT - 9.5%

            DOMESTIC CERTIFICATES OF DEPOSIT - 4.6%
            Bankers Trust New York Corp.
   $29,000     6.01%, 12/10/98                                   $   29,011
    25,000     5.58%, 1/22/99                                        24,995
    40,000     5.71%, 7/1/99                                         39,989
    10,000  Bank One Milwaukee,
            5.55%, 1/29/99                                            9,999
    25,000  CrestarBank,
            5.59%, 2/2/99                                            24,998
    46,000  Union Bank of California,
            5.72%, 12/8/98                                           46,000
                                                                 ----------
                                                                    174,992
                                                                 ----------

            FOREIGN CERTIFICATES OF DEPOSIT - 4.9%
            Banque Nationale de Paris, New York Branch
    35,000     5.52%, 2/18/99                                        34,974
    24,000     5.71%, 3/30/99                                        23,988
    20,000     5.75%, 4/23/99                                        19,995
    32,000  Barclays Bank, New York Branch,
            5.56%, 2/25/99                                           31,992
            Canadian Bank Imperial Bank of
            Commerce, New York Branch
    10,000     5.94%, 10/21/98                                       10,000
    21,000     5.74%, 4/28/99                                        20,988
            Societe Generale, New York Branch
    10,000     5.70%, 1/7/99                                         10,001
    15,000     5.75%, 3/5/99                                         14,998
    20,000     5.75%, 4/19/99                                        19,995
                                                                 ----------
                                                                    186,931
                                                                 ----------

            Total Certificates of Deposit
            (cost $351,924)                                         361,923
                                                                 ----------

            COMMERCIAL PAPER - 54.6%

            ASSET BACKED SECURITIES - 25.1%
     9,300  ABC Funding,
            5.52%, 11/2/98                                            9,254
     2,766  Atlantic One Funding Corp.,
            5.33%, 1/14/99                                            2,723
            Centauri Corp.
    50,000     5.32%, 3/8/99                                         48,833
    20,000     5.10%, 3/25/98                                        19,504
    23,175  Clipper Receivables,
            5.85%, 10/1/98                                           23,175

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            ASSET BACKED SECURITIES - 25.1% (CONT'D.)
   $20,761  Compass Securitization,
            5.59%, 10/26/98                                      $   20,680
    36,940  Concord Minutemen Capital Co.,
            5.50%, 11/5/98                                           36,742
    75,000  Cooper Industries, Inc.,
            5.85%, 10/1/98                                           75,000
            Cooperative Association of Tractor
    15,500     5.70%, 10/5/98                                        15,490
    13,900     5.52%, 11/16/98                                       13,802
     2,500     5.30%, 1/8/99                                          2,464
     1,100     5.30%, 1/15/99                                         1,083
     2,000     5.23%, 3/17/99                                         1,951
            Corporate Receivables Corp.
    25,000     5.31%, 12/7/98                                        24,753
     1,250     5.35%, 12/9/98                                         1,237
            CPI Funding
    34,476     5.54%, 10/26/98                                       34,343
    24,972     5.35%, 11/25/98                                       24,768
    20,227     5.07%, 12/25/98                                       19,809
            Dakota Certificates Program
    25,000     5.46%, 12/3/98                                        24,761
    25,000     5.46%, 12/4/98                                        24,757
            Diageo PLC
     8,000     5.47%, 12/4/98                                         7,914
    24,000     5.33%, 12/11/98                                       23,748
     8,500     5.47%, 12/11/98                                        8,417
            Grayhawk Funding
    62,000     5.80%, 10/1/98                                        62,000
    12,500     5.11%, 3/16/99                                        12,206
            Kitty Hawk Funding Corp.
     9,344     5.30%, 11/20/98                                        9,275
    34,177     5.46%, 2/16/99                                        33,462
     9,260  KZH Cypress Tree I Corp.,
            5.50%, 12/4/98                                            9,169
     4,407  KZH-ING,
            5.50%, 12/10/98                                           4,359
            KZH-IV Corp.
     6,000     5.53%, 12/10/98                                        5,936
     5,115     5.55%, 12/21/98                                        5,051
            KZH Pamco
     5,000     5.56%, 10/22/98                                        4,984
    10,709     5.56%, 10/29/98                                       10,663
            KZH Soleil Corp.
    11,821     5.49%, 10/13/98                                       11,800
     5,073     5.56%, 10/16/98                                        5,061
     7,622     5.57%, 10/22/98                                        7,597

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            ASSET BACKED SECURITIES - 25.1% (CONT'D.)
   $55,000  MPF Limited,
            5.33%, 11/16/98                                      $   54,625
            Old Line Funding Corp.
     6,692     5.60%, 10/8/98                                         6,685
    12,571     5.56%, 10/23/98                                       12,528
     8,101  Pooled Account Receivables Corp.,
            5.40%, 12/15/98                                           8,010
    10,000  SALTS (II) Cayman Islands Corp.,
            5.74%, 6/17/99                                           10,000
            SALTS (III) Cayman Islands Corp.
    10,000     5.71%, 12/18/98                                       10,000
    25,000     5.85%, 1/25/99                                        25,000
            Silver Tower U.S. Funding
    14,000     5.51%, 11/18/98                                       13,897
     5,000     5.50%, 12/22/98                                        4,937
     9,275     5.05%, 3/18/99                                         9,056
            Thames Asset Global Securitization
     8,483     5.60%, 10/9/98                                         8,472
    27,925     5.59%, 10/13/98                                       27,873
     7,451     5.37%, 12/4/98                                         7,380
    20,000  Triangle Funding,
            5.35%, 12/29/98                                          20,000
            Trident Capital Finance, Inc.
    25,000     5.50%, 12/8/98                                        24,740
    23,950     5.47%, 12/11/98                                       23,691
    12,500     5.30%, 12/15/98                                       12,362
     7,550  Twin Towers, Inc.,
            5.60%, 11/2/98                                            7,512
     6,502  Variable FundingCapital Corp.,
            5.60%, 10/2/98                                            6,501
    20,000  Windmill Funding Corp.,
            5.57%, 10/9/98                                           19,975
                                                                 ----------
                                                                    960,015
                                                                 ----------

            BEVERAGES - NON-ALCOHOLIC - 2.3%
            Coca Cola Enterprises
    20,000     5.51%, 10/8/98                                        19,792
    25,000     5.52%, 10/8/98                                        24,973
     9,000     5.52%, 11/12/98                                        8,942
    20,000     5.50%, 12/8/98                                        19,979
    16,000     5.51%, 12/10/98                                       15,829
                                                                 ----------
                                                                     89,515
                                                                 ----------

            BROKERAGE SERVICES - 3.6%
    52,000  J.P. Morgan and Co.,
            5.75%, 3/10/99                                           52,001

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            BROKERAGE SERVICES - 3.6% (CONT'D.)
   $50,000  Lehman Brothers Holdings,
            5.50%, 10/29/98                                      $   49,786
    35,735  Morgan Stanley Dean Witter Discover
            Co., 5.30%, 11/13/98                                     35,509
                                                                 ----------
                                                                    137,296
                                                                 ----------

            COMMERCIAL BANKS - 1.0%
    39,500  Bankers Trust Co. New York,
            5.48%, 1/22/99                                           38,821
                                                                 ----------

            ELECTRONIC & OTHER ELECTRICAL
            COMPONENTS - 2.0%
     1,526  GE Engine Receivables 1995-1 Trust,
            5.58%, 10/15/98                                           1,526
     4,673  GE Engine Receivables 1996-1 Trust,
            5.58%, 10/15/98                                           4,673
            General Electric Capital Corp.
     1,250     5.52%, 10/21/98                                        1,246
    13,000     5.50%, 12/24/98                                       12,833
    23,000     5.48%, 2/26/99                                        22,482
    35,000  Sony Capital Corp.,
            5.60%, 10/21/98                                          34,891
                                                                 ----------
                                                                     77,651
                                                                 ----------

            FOREIGN DEPOSITORY INSTITUTIONS - 6.3%
            Abbey National North America
    28,000     5.35%, 12/8/98                                        27,717
    59,000     5.45%, 12/22/98                                       58,267
    37,000  Credit Communal de Belgique,
            5.47%, 12/18/98                                          36,562
    45,000  Generale Bank, Inc.,
            5.49%, 12/1/98                                           44,581
    25,000  Societe Generale North America, Inc.,
            5.475%, 12/21/98                                         24,692
            Spintab AB/Swedmortgage
    29,000     5.52%, 11/9/98                                        28,827
     6,000     5.55%, 12/28/98                                        5,918
    15,000  Svenska Handelsbanken, Inc.,
            5.47%, 12/17/98                                          14,825
                                                                 ----------
                                                                    241,389
                                                                 ----------

            INSURANCE SERVICES - 1.7%
            Aetna Service Co.
    12,000     5.58%, 10/9/98                                        11,985
    25,000     5.55%, 10/20/98                                       24,927

See Notes to the Financial Statements.

                                               NORTHERN FUNDS Semi-Annual Report

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

MONEY MARKET FUND (continued)

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            INSURANCE SERVICES - 1.7% (CONT'D.)
  $  5,432  AON Corp.,
            5.56%, 10/13/98                                      $    5,422
            Torchmark, Inc.
     5,000     5.60%, 10/15/98                                        4,989
     7,000     5.62%, 10/21/98                                        6,978
     7,500     5.65%, 10/23/98                                        7,474
     3,797     5.58%, 11/10/98                                        3,773
                                                                 ----------
                                                                     65,548
                                                                 ----------

            MACHINES & COMPUTER EQUIPMENT - 3.6%
            BTR Finance, Inc.
     4,300     5.51%, 10/13/98                                        4,292
     4,500     5.49%, 11/13/98                                        4,470
    22,480     5.50%, 11/13/98                                       22,332
    24,000     5.50%, 12/7/98                                        23,755
    36,000     5.45%, 2/18/99                                        35,237
    24,500     5.34%, 2/23/99                                        23,973
    12,500     5.34%, 2/25/99                                        12,227
    10,000     5.25%, 3/8/99                                          9,770
                                                                 ----------
                                                                    136,056
                                                                 ----------

            MEASURING, ANALYZING &
            CONTROL INSTRUMENTS - 1.3%
            Johnson Controls
     7,500     5.60%, 10/28/98                                        7,468
    22,000     5.57%, 11/18/98                                       21,837
    17,500  Xerox, 5.32%, 3/5/99                                     17,099
                                                                 ----------
                                                                     46,404
                                                                 ----------

            NONDEPOSITORY BUSINESS
            CREDIT INSTITUTIONS - 5.1%
     1,000  American Express, 5.73%, 7/12/99                          1,000
     1,000  Apreco, Inc., 5.50%, 12/15/98                               989
            Beta Finance Corp.
    16,000     5.10%, 3/10/99                                        15,637
     6,000     5.10%, 3/24/99                                         5,852
            Cendant Resident Mortgage Trust
     4,000     5.59%, 10/14/98                                        3,992
    12,500     5.43%, 12/11/98                                       12,366
    25,000  Countrywide Home Loans,
            5.70%, 8/4/98                                            24,990
    15,000  CSW Credit, Inc.,
            5.37%, 12/17/98                                          14,828

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            NONDEPOSITORY BUSINESS
            CREDIT INSTITUTIONS - 5.1% (CONT'D.)
            Finova Capital Corp.
   $13,000     5.53%, 10/20/98                                   $   12,962
    12,000     5.52%, 10/22/98                                       11,961
    50,000     5.40%, 1/14/99                                        49,212
    17,500     5.40%, 1/19/98                                        17,211
    10,000     5.18%, 3/12/99                                         9,767
    13,000  Sunkyong America, Inc.,
            5.50%, 10/28/98                                          12,946
                                                                 ----------
                                                                    193,713
                                                                 ----------

            PETROLEUM REFINING &
            RELATED INDUSTRIES - 0.3%
    12,500  Koch Industries, 5.43%, 12/4/98                          12,379
                                                                 ----------

            TRANSPORTATION PARTS AND EQUIPMENT - 2.0%
     5,000  Chrysler Financial Corp.,
            6.28%, 6/22/99                                            5,039
            General Motors Acceptance Corp.
    15,000     5.55%, 10/8/98                                        14,984
    12,000     5.49%, 10/14/98                                       11,976
    15,000     5.50%, 12/2/98                                        14,858
    15,000     5.50%, 12/3/98                                        14,856
    15,000     5.50%, 12/8/98                                        14,844
                                                                 ----------
                                                                     76,557
                                                                 ----------

            WHOLESALE TRADE - DURABLE GOODS - 0.3%
    10,000  Sinochem American Holdings, Inc.,
            5.35%, 11/5/98                                            9,948
                                                                 ----------

            Total Commercial Paper
            (cost $2,085,292)                                     2,085,292
                                                                 ----------

            CORPORATE BONDS - 2.2%

            Beta Finance Corp.
    10,000     6.00%, 10/27/98                                       10,000
    40,000     5.56%, 2/4/99                                         40,000
     5,000  Penney (J.C.) & Co., Inc.,
            5.95%, 11/15/98                                           4,996
    27,000  Restructured Assets Certificates with
            Enhanced Returns, 5.75%, 11/28/98                        27,000
       750  USL Capital Corp.,
            5.93%, 10/19/98                                             750
                                                                 ----------

            Total Corporate Bonds
            (cost $131,305)                                          82,746
                                                                 ----------

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            EURODOLLAR TIME DEPOSITS - 19.8%

  $100,000  Bank of Montreal,
            5.75%, 10/1/98                                       $  100,000
    25,000  Banque Nationale de Paris, Grand
            Cayman, 5.75%, 10/1/98                                   25,000
    70,000  Campagnie Financiere de CIC, Grand
            Cayman, 5.84%, 10/1/98                                   70,000
    70,000  Credit Commerical de France,
            6.00%, 10/1/98                                           70,000
    70,000  Erste Bank, Grand Cayman,
            6.25%, 10/1/98                                           70,000
   120,000  KBC Bank Brussels, Belguim,
            5.844%,  10/1/98                                        120,000
   140,000  Key Bank N.A., Grand Cayman,
            6.00%, 10/1/98                                          140,000
    91,512  National Australia Bank,
            6.0%, 10/1/98                                            91,512
    70,000  Skandinaviska Enkildahbanken, Grand
            Cayman, 5.875%, 10/1/98                                  70,000
                                                                 ----------

            Total Eurodollar Time Deposits
            (cost $756,512)                                         756,512
                                                                 ----------

            GUARANTEED INVESTMENT
            CONTRACTS - 2.8%

    50,000  General American Life Insurance Co.,
            5.75%, 10/23/98                                          50,000
    20,000  Integrity Life Insurance Co.,
            6.11%, 10/1/98                                           20,000
            Transamerica Life Insurance and
            Annuity Co.
    20,000     5.66%, 10/1/98                                        20,000
    15,000     5.65%, 3/19/99                                        15,000
                                                                 ----------

            Total Guaranteed Investment Contracts
            (cost $105,000)                                         105,000
                                                                 ----------

            MUNICIPAL INVESTMENTS - 9.5%
    11,760  Communaute Urbaine de Lille,
            5.89%, 2/15/99                                           11,760
     4,900  Courtyards of Mackinaw LLC,
            5.60%, 10/1/98                                            4,900
     5,000  Elsmere Kentucky Mubea, Inc.,
            5.67%, 10/1/98                                            5,000

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            MUNICIPAL INVESTMENTS - 9.5% (CONT.D)

   $13,800  Flint, Michigan Hospital Building
            Authority, 5.70%, 10/1/98                            $   13,800
     9,000  Hydro-Quebec Corp., Province of
            Quebec, 5.76%, 1/15/99                                    9,000
    15,020  Integris Health, Inc., 5.73%, 10/7/98                    15,020
     3,700  KBL Capital Fund,
            5.49%, 10/1/98                                            3,700
    30,000  Los Angeles County, California
            Pension Obligation, 5.58%,12/31/98                       30,000
     4,500  Malone College Project,
            5.60%, 10/1/98                                            4,500
     4,431  Municipal Electric Authority of Georgia,
            5.53%, 11/2/98                                            4,431
    12,500  New Jersey Economic Development
            Authority, 5.64%, 10/7/98                                12,500
    18,600  Physicians Plus Medical Group,
            5.70%, 10/1/98                                           18,600
    20,000  Public Service Electric, 5.85%, 11/1/98                  20,000
     5,300  Schreiber Industrial Park-North Co.,
            Virginia, 5.60%, 10/1/98                                  5,300
     9,360  Seattle, Washington Limited Tax G.O.,
            Series C, 5.45%, 10/7/98                                  9,360
     9,600  Stanislaus County, California
            Pension Obligation, 5.74%, 2/15/99                        9,690
     4,400  Texas Municipal Power Agency,
            5.65%, 10/14/98                                           4,400
    10,215  Texas State-Veterans Land Bond,
            5.76%, 12/1/98                                           10,215
    12,745  Virginia HDA Multi-Family Housing
            Bond, 5.74%, 11/1/98                                     12,745
            Virginia State HDA Multi-Family
            Housing Bond, Series A
   152,136     5.50%, 10/1/98                                       152,138
     4,950     5.65%, 1/1/99                                          4,950
     3,100  Waukesha, Wisconsin Health
            Systems, Inc., 5.70%, 10/1/98                             3,100
                                                                 ----------

            Total Municipal Investments
            (cost $326,549)                                         365,109
                                                                 ----------

            Total Investments - 98.4%
            (cost $3,756,582)                                     3,756,582

            Other Assets less Liabilities - 1.6%                     61,985
                                                                 ----------

            NET ASSETS - 100.0%                                  $3,818,567
                                                                 ==========
See Notes to the Financial Statements.

                                               NORTHERN FUNDS Semi-Annual Report

--------------------
SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND


PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            U.S. GOVERNMENT AGENCIES - 76.7%

            FANNIE MAE - 3.7%
$    6,000  FNMA Discount Note,
            5.576%, 10/1/98                                      $    6,000
            FNMA MTN
     6,000     5.38%, 2/9/99                                          5,997
     4,000     5.49%, 8/3/99                                          3,997
                                                                 ----------
                                                                     15,994
                                                                 ----------

            FEDERAL FARM CREDIT BANK -  0.1%
       340  FFCB MTN,
            5.70%, 12/1/98                                              340
                                                                 ----------
            FEDERAL HOME LOAN BANK - 64.6%
            FHLB Bonds
     2,595     5.69%, 10/2/98                                         2,595
     3,800     5.70%, 10/23/98                                        3,800
     3,400     5.792%, 10/23/98                                       3,400
     3,200     5.775%, 10/30/98                                       3,200
     5,400     5.50%, 3/19/99                                         5,398
     5,550     5.50%, 3/26/99                                         5,547
     4,000     5.61%, 4/8/99                                          3,998
     8,000     5.63%, 5/5/99                                          7,995
     4,000     5.527%, 6/10/99                                        3,996
     8,000     5.54%, 7/13/99                                         7,997
     4,000     5.536%, 7/15/99                                        3,997
     4,000     5.544%, 8/13/99                                        3,998
   220,992  FHLB Discount Note,
            5.475%, 10/1/98                                         220,992
                                                                 ----------
                                                                    276,913
                                                                 ----------

            OVERSEAS PRIVATE INVESTMENT
            CORP. - 4.2%
    18,000  FRN, 5.22%, 10/7/98                                      18,000
                                                                 ----------

            SLM HOLDING CORP. - 4.1%
            SLMA MTN
     4,000     5.72%, 11/20/98                                        4,000
     5,500     5.74%, 12/17/98                                        5,499
     8,000     5.40%, 2/10/99                                         7,997
                                                                 ----------
                                                                     17,496
                                                                 ----------

            Total U.S. Government Agencies
            (cost $328,743)                                         328,743
                                                                 ----------

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            REPURCHASE AGREEMENTS - 23.3%

  $100,000  Warburg Dillon Read, Inc., dated 9/30/98,
            repurchase price $100,015 (Colld. by U.S.
            Government Securities),
            5.50%, 10/1/98                                       $  100,000
                                                                 ----------

            Total Repurchase Agreements
            (cost $100,000)                                         100,000
                                                                 ----------

            Total Investments - 100.0%
            (cost $428,743)                                         428,743

            Liabilities less Other Assets - (0.0)%                     (66)
                                                                 ----------

            NET ASSETS - 100.0%                                  $  428,677
                                                                 ==========


See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

U.S. GOVERNMENT SELECT MONEY MARKET FUND

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            U.S. GOVERNMENT AGENCIES - 100.2%

            FEDERAL FARM CREDIT BANK - 0.8%
            FFCB Discount Notes
 $   2,369     5.40%, 10/22/98                                   $    2,362
       230     5.70%, 12/1/98                                           230
                                                                 ----------
                                                                      2,592
                                                                 ----------

            FEDERAL HOME LOAN BANK - 97.5%
            FHLB Bonds
       400     5.70%, 10/23/98                                          400
     9,000     5.63%, 5/5/99                                          8,994
            FHLB Discount Notes
   139,032     5.40%, 10/1/98                                       139,032
     1,440     5.69%, 10/2/98                                         1,440
    23,800     5.39%, 10/21/98                                       23,729
     2,400     5.70%, 10/23/98                                        2,400
     2,200     5.792%, 10/23/98                                       2,200
    12,625     5.40%, 10/30/98                                       12,570
     2,200     5.775%, 10/30/98                                       2,200
    31,500     5.40%, 11/18/98                                       31,273
     4,500     5.40%, 11/20/98                                        4,466
    49,409     5.345%, 11/25/98                                      49,006
     6,000     5.25%, 11/27/98                                        5,950
     4,000     5.435%, 2/2/99                                         3,998
     5,200     5.52%, 3/23/99                                         5,198
     3,000     5.50%, 3/26/99                                         2,999
     6,000     5.61%, 4/8/99                                          5,997
     6,000     5.527%, 6/10/99                                        5,993
     6,000     5.536%, 7/15/99                                        5,996
                                                                 ----------
                                                                    313,841
                                                                 ----------

            SLM HOLDING CORP. - 1.9%
            SLMA MTN
     2,500     5.72%, 11/20/98                                        2,500
     3,500     5.74%, 12/17/98                                        3,499
                                                                 ----------
                                                                      5,999
                                                                 ----------

            Total U.S. Government Agencies
            (cost $322,432)                                         322,432
                                                                 ----------


NUMBER
OF SHARES                                                             VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------
            OTHER - 0.0%

         1  Dreyfus Prime Money Market Fund
            (cost $1)                                            $        1
                                                                 ----------

            Total Investments - 100.2%
            (cost $322,433)                                         322,433

            Liabilities less Other Assets - (0.2)%                    (510)
                                                                 ----------

            NET ASSETS - 100.0%                                  $  321,923
                                                                 ==========

See Notes to the Financial Statements.

                                               NORTHERN FUNDS Semi-Annual Report

--------------------
SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            MUNICIPAL INVESTMENTS - 99.5%

            ALABAMA - 0.7%
  $  1,800  Ashland City Industrial Development
            Board IDR (AMT), Russell Corp. Project
            (SunTrust Banks, Inc. LOC),
            4.15%, 10/7/98                                         $  1,800
     2,575  Columbia City Industrial Development
            Board IDR (AMT), Russell Corp. Project
            (SunTrust Banks, Inc. LOC),
            4.15%, 10/7/98                                            2,575
     2,575  Geneva County Industrial Development
            Board IDR (AMT), Russell Corp. Project
            (SunTrust Banks, Inc. LOC),
            4.15%, 10/7/98                                            2,575
       700  Greenville City IDR VRDN, Series 1992,
            Allied-Signal Project (FMC Corp. Gtd.),
            3.80%, 10/7/98                                              700
     3,500  McIntosh City Industrial Development
            Board Series 1998 E (AMT), Ciba Specialty
            Chemical Corp., 4.35%, 10/1/98                            3,500
     2,500  Selma City IDR VRDN, Series 1996 A,
            Meadowcraft, Inc. Project (NationsBank
            LOC), 4.15%, 10/7/98                                      2,500
                                                                 ----------
                                                                     13,650
                                                                 ----------

            ALASKA - 0.3%
     7,025  Alaska Housing Finance Corp.,
            Series PT-37, Merrill P-Floats (Banque
            Nationale Paris LOC), 3.97%, 10/1/98                      7,025
                                                                 ----------

            ARIZONA - 1.3%
     1,325  Apache County IDR VRDN (AMT),
            Imperial Components, Inc. Project (Harris
            Trust & Savings Bank LOC), 4.05%, 10/7/98                 1,325
     5,800  Cochise County PCR VRDN Solid Waste,
            Series 1994 A (AMT), Arizona Electric Project,
            (National Rural Utility Cooperative Finance
            Corp. Gtd.), 3.55%, 3/1/99                                5,800
     2,235  Maricopa County PCR VRDN, Series A,
            El Paso Electric Project (Westpac Banking
            Corp., LOC), 3.60%, 10/7/98                               2,235
    15,420  Scottsdale City Preserve Authority Excise
            Tax Revenue, Morgan Stanley Floating
            Certificates Series 17 (FGIC Insured),
            4.17%, 10/7/98                                           15,420
                                                                 ----------
                                                                     24,780
                                                                 ----------

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            ARKANSAS - 0.3%
  $  3,250  Lowell City IDR VRDN, Series 1996
            (AMT), Little Rock Newspapers, Inc.
            Project (Bank of New York LOC),
            3.80%, 10/7/98                                       $    3,250
     2,100  West Memphis City IDR VRDN (AMT),
            Proform Co. LLC Project (First Bank LOC),
            4.25%, 10/7/98                                            2,100
                                                                 ----------
                                                                      5,350
                                                                 ----------

            CALIFORNIA - 1.0%
            California State G.O. Bond
            (FGIC Insured)
       200     Series CR-52, 3.75%, 10/7/98                             200
       800     Series 5027 C, 3.75%, 10/7/98                            800
     7,460  California State HFA Home Mortgage
            Revenue FRN, Series E (AMT),
            3.55%, 3/12/99                                            7,460
     7,500  Irvine Ranch County Consolidated
            Water District VRDN, Series 1993 B,
            Districts 2, 102, 103, 106, 203 & 206
            (Morgan Guaranty Trust Co. LOC),
            3.80%, 10/1/98                                            7,500
     2,746  Los Angeles City IDR VRDN, Series BTP-129
            (Colld. by U.S. Government Securities),
            3.90%, 10/8/98                                            2,746
                                                                 ----------
                                                                     18,706
                                                                 ----------

            COLORADO - 1.8%
            Arapahoe County Capital Improvements
            TOB, Project E-470 (Colld. by U.S.
            Government Securities)
    10,000     Series E BTP-254, 4.15%, 10/7/98                      10,000
    15,038     Series E BTP-255, 4.15%, 10/7/98                      15,038
     4,500  Colorado HFA VRDN (AMT), Metal Sales
            Manufacturing Corp. Project (Star Bank
            LOC), 4.20%, 10/1/98                                      4,500
     4,800  Denver City and County, Series 1997 A
            (AMT), Airport Systems Sub Revenue
            (Bayerische Landesbank LOC),
            3.55%, 10/30/98                                           4,800
     1,500  Pitkin County IDR, Series1994 B (AMT),
            Aspen Skiing Project (First National Bank
            Chicago LOC), 4.25%, 10/1/98                              1,500
                                                                 ----------
                                                                     35,838
                                                                 ----------

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            CONNECTICUT - 2.9%
            Connecticut State Reset Option Certificates
   $12,080     Series 3, 4.17%, 10/7/98                          $   12,080
    45,610     Series 4, 4.17%, 10/7/98                              45,610
                                                                 ----------
                                                                     57,690
                                                                 ----------

            DELAWARE - 0.4%
     3,200  Delaware State Economic Development
            Authority IDR VRDN, Series 1998 (AMT),
            C&C Family Limited Partnership
            (PNC Bank LOC), 4.20%, 10/7/98                            3,200
     1,325  Delaware State Economic Development
            Authority PCR VRDN, Allied-Signal Corp.
            Project (FMC Corp. Gtd.), 3.80%, 10/7/98                  1,325
     2,700  Delaware State Economic Development
            Authority Waste Disposal, Series 1996 A
            (AMT), Ciba-Geigy Corp. Project (Union
            Bank of Switzerland), 4.30%, 10/1/98                      2,700
                                                                 ----------
                                                                      7,225
                                                                 ----------

            DISTRICT OF COLUMBIA - 2.5%
    29,500  District of Columbia Metro Airport
            Authority (AMT), Passenger Facility Flexible
            Term Notes (NationsBank North Carolina
            LOC), 3.70%, 10/9/98                                     29,500
     6,745  District of Columbia Metro Airport
            Authority Revenue & Refundings Bonds,
            (AMT), BTP-312, 4.16%, 10/7/98                            6,745
     6,675  District of Columbia Metro Airport
            Authority Revenue, Series B (AMT),
            BTP-311, 4.16%, 10/7/98                                   6,675
     6,600  District of Columbia Water & Sewer, Series
            1998, Citibank Eagle Trust Series 985201
            (FSA Insured), 4.07%, 10/7/98                             6,600
                                                                 ----------
                                                                     49,520
                                                                 ----------

            FLORIDA - 2.0%
     1,900  Boward County HFA VRDN, Series 1984,
            Welleby Apartment Projects (Bank of
            America LOC), 3.70%, 10/7/98                              1,900
     4,385  Duval County HFA Mortgage Revenue
            VRDN, Series 1996-3A (AMT), Clipper Trust
            Certificate, 4.17%, 10/7/98                               4,385
     7,300  Florida State Board of Education Capital
            Outlay, Series A, Citicorp Eagle Trust,
            4.07%, 10/7/98                                            7,300

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------
            FLORIDA - 2.0% (CONT'D.)
  $  4,000  Florida State Board of Education Capital
            Outlay, Series 1998-9, ABN-AMRO
            Minitops (FSA Insured), 3.79%, 10/7/98                $   4,000
     6,595  Florida State Board of Education VRDN,
            Series 1991-B, BTP-233, 3.90%, 10/8/98                    6,595
    11,400  Florida State Board of Education VRDN,
            Series 1994 E, Eagle Trust, 4.12%, 10/7/98               11,400
     4,400  Florida State Housing Finance Agency,
            Series 2 (AMT) (MBIA Insured),
            3.90%, 10/7/98                                            4,400
                                                                 ----------
                                                                     39,980
                                                                 ----------

            GEORGIA - 3.0%
     8,400  Atlanta City Metro Rapid Transit Authority
            Sales Tax, Series A, Muni Trust Certificates
            (MBIA Insured), 4.17%, 10/7/98                            8,400
     3,000  Clayton County Housing Authority
            Revenue VRDN (AMT), Williamsburg South
            Apartments Project (PNC Bank LOC),
            4.15%, 10/7/98                                            3,000
     5,300  Clayton County IDA IDR VRDN (AMT),
            Blue Circle Aggregates, Inc. Project
            (Denmark Danske Bank LOC),
            4.10%, 10/7/98                                            5,300
     5,200  DeKalb County Housing Authority
            Revenue VRDN, Series 1995 (AMT), Cedar
            Creek Apartment Project (General Electric
            Capital Corp. LOC), 4.15%, 10/7/98                        5,200
     2,065  Forsyth County IDA VRDN, Series 1998
            (AMT), World Access, Inc. Project,
            4.15%, 10/7/98                                            2,065
            Georgia HFA Conventional Mortgage TOB
            (AMT), Various Programs (Bank of Austria LOC)
     3,200     Series 1990 C, 3.85%, 12/1/98                          3,200
     1,125     Series 1990 D, 3.80%, 12/1/98                          1,125
    16,000  Georgia State G.O. Unlimited, Series B,
            4.35%, 10/1/98                                           16,000
     2,000  Gwinett County IDR, Series 1998 (AMT),
            Network Publications, Inc. (NationsBank
            LOC), 4.10%, 10/1/98                                      2,000
     4,150  Henry County Development Authority,
            Series 1997 (AMT), Atlas Roofing Corp.
            Project (SunTrust Banks, Inc. LOC),
            4.15%, 10/7/98                                            4,150
     1,750  Richmond County Board of Education
            Unlimited Tax G.O. (State Aid Withholding
            Insured), 4.00%, 9/1/99                                   1,758

See Notes to the Financial Statements.

                                               NORTHERN FUNDS Semi-Annual Report

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND (continued)

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------
            GEORGIA - 3.0% (CONT'D.)
  $  5,000  Savannah City Economic Development
            Authority, Series 1997 (AMT), Kaolin
            Terminals Project (NationsBank LOC),
            4.10%, 10/7/98                                       $    5,000
     2,000  Whitfield County IDA, Series 1998 (AMT),
            H&S Whitting, Inc. Project (NationsBank
            LOC), 4.10%, 10/7/98                                      2,000
                                                                 ----------
                                                                     59,198
                                                                 ----------

            HAWAII - 2.4%
     5,000  Hawaii State Department of Budget and
            Finance, Series A (AMT), Hawaiian Electric
            Co. Project (MBIA Insured),
            4.15%, 10/7/98                                            5,000
     8,000  Hawaii State Department of Budget and
            Finance, Kaiser Permanente Project,
            3.80%, 3/1/99                                             8,000
     6,375  Hawaii State G.O., Series CS BTP-302
            (MBIA Insured), 4.15%, 10/7/98                            6,375
     9,990  Hawaii State HFA SFM, Series A P-Floats
            PT-1049 (AMT), 4.15%, 10/7/98                             9,990
     7,000  Hawaii State, Series 5, Reset Option
            Certificates (FGIC Insured),
            4.17%, 10/7/98                                            7,000
    10,000  Honolulu City and County G.O. Bonds,
            Series 1997 C (Citibank Trust LOC),
            4.22%, 10/7/98                                           10,000
                                                                 ----------
                                                                     46,365
                                                                 ----------

            ILLINOIS - 12.0%
     3,500  Arlington Heights IDR VRDN, Series 1997
            (AMT), 3E Graphics and Printing Project,
            (Harris Trust & Savings LOC),
            4.05%, 10/7/98                                            3,500
     9,580  Aurora City Rental Housing Revenue Bonds,
            Series PA-328 Fox Valley Project (Merrill
            Lynch Gtd.), 4.19%, 10/7/98                               9,580
     2,215  Bedford Park City IDR VRDN, Series 1997,
            Cintas Sales Corp. Project (PNC Bank Ohio
            N.A. LOC), 4.05%, 10/7/98                                 2,215
    11,320  Chicago City Building Acquisition
            Certificates, Series 1997 SSP-7 (FSA
            Insured), 4.02%, 10/7/98                                 11,320
     2,655  Chicago City IDR, Series B (AMT),
            Guernsey Bel, Inc. Project (Harris Trust
            & Savings Bank LOC), 4.05%, 10/7/98                       2,655

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            ILLINOIS - 12.0% (CONT'D.)
   $14,495  Chicago City Lakefront Millennium
            Parking, Series 1998, Citicorp Eagle Trust
            (MBIA Insured), 4.07%, 10/7/98                          $14,495
     1,300  Chicago City 2nd Lien VRDN, Series
            1998 B (AMT), Midway Airport
            (MBIA Insured), 4.30%, 10/1/98                            1,300
     5,500  Chicago City Midway Airport Revenue
            VRDN, Series 1995 (AMT), American Trans
            Air, Inc. Project (National Bank of Detroit
            LOC), 4.05%, 10/7/98                                      5,500
     2,400  Chicago City O'Hare International Airport
            Revenue VRDN, Series 1988 A (AMT)
            (Bayerische Landesbank LOC),
            3.60%, 10/7/98                                            2,400
    10,000  Chicago City Project and Refunding Board,
            Series 1998 M, BA Partnerships
            (FGIC Insured), 3.40%, 8/4/99                            10,000
     9,495  Chicago City Public Building Commission,
            Series A PA-155, P-Floats (MBIA Insured),
            3.75%, 1/14/99                                            9,495
    20,700  Chicago City G.O. Bonds, Series 1998,
            Citicorp Eagle Trust (FSA Insured),
            4.07%, 10/7/98                                           20,700
     3,885  Chicago City Sales Tax Revenue, Series
            1998 PCR-8 (FGIC Insured),
            4.12%, 10/7/98                                            3,885
     1,730  Des Plaines City IDR VRDN, Series 1996
            (AMT), Finzer Roller, Inc. Project (Harris
            Trust & Savings Bank LOC),
            4.05%, 10/7/98                                            1,730
     9,400  Dupage County Water Commission Water
            Revenue, 4.09%, 10/7/98                                   9,400
     3,650  Frankfort City IDR, Series 1996 (AMT),
            Bimba Manufacturing Co. Project (Harris
            Trust & Savings Bank LOC),
            4.05%, 10/7/98                                            3,650
     5,000  Fulton County IDR VRDN, Series 1998
            (AMT), Drives, Inc. Project (Harris Trust
            & Saving Bank), 4.05%, 10/7/98                            5,000
     1,660  Illinois Development Finance Authority
            IDR VRDN (AMT), Bimba Manufacturing
            Co. Project (Harris Trust & Savings Bank
            LOC), 4.05%, 10/7/98                                      1,660
     5,950  Illinois Development Finance Authority IDR
            VRDN, Enterprise Office Campus (FNMA
            LOC), 3.75%, 12/1/98                                      5,950

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            ILLINOIS - 12.0% (CONT'D.)
  $  2,265  Illinois Development Finance Authority
            IDR VRDN, Series 1997 A (AMT), Randall
            Metals Corp. Project (LaSalle National
            Bank LOC), 4.25%, 10/7/98                             $   2,265
     5,500  Illinois Development Finance Authority,
            Series 1998 (AMT), Flying Food Fare, Inc.
            (Bank of America LOC), 4.10%, 10/7/98                     5,500
     4,100  Illinois Development Finance Authority
            VRDN (AMT), Series 1997 (AMT), Ciccone
            Food Products Project (Harris Trust &
            Savings Bank LOC), 4.05%, 10/7/98                         4,100
     1,400  Illinois Development Finance Authority
            VRDN, Series 1990 (AMT), Solar Press, Inc.
            Project (First National Bank of Chicago
            LOC), 3.80%, 10/7/98                                      1,400
     5,000  Illinois Educational Facility Authority,
            University of Chicago, 4.07%, 10/7/98                     5,000
     2,000  Illinois Health Facility Authority, Series
            1994 Streetville Corp. (First National Bank
            of Chicago LOC), 3.65%, 10/7/98                           2,000
    10,000  Illinois State G.O. TOB, Series 1998 PCR-9
            (FSA Insured), 4.12%, 10/7/98                            10,000
     3,000  Illinois State G.O. Unlimited Bond,
            5.60%, 6/1/99                                             3,039
     7,500  Ladd Village IDR VRDN, Series 1996 (AMT),
            O'Neal Metals, Inc. Project (NationsBank
            LOC), 4.15%, 10/7/98                                      7,500
    15,806  Metropolitan Pier & Exposition Authority,
            Dedicated Sales Tax Revenue BTP-230
            (Colld. by U.S. Government Securities),
            4.05%, 10/7/98                                           15,806
     3,560  Metropolitan Pier & Exposition Authority,
            Series 1996 A, McCormick Place Project
            (AMBAC Insured), 3.80%, 10/7/98                           3,560
     2,950  Niles Village IDR VRDN, Series 1996
            (AMT), Lewis Spring and Manufacturing
            Co. Project (Harris Trust & Savings Bank
            LOC), 4.05%, 10/7/98                                      2,950
     7,900  Palos Hill County Multifamily Housing,
            Series 1998 (AMT), Green Oaks Project,
            (LaSalle National Bank LOC),
            3.75%, 10/7/98                                            7,900
     9,700  Pooled Puttable Float Option (AMT),
            Series PT6, Various State and Housing
            Agencies, 4.07%, 7/8/99                                   9,700
PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            ILLINOIS - 12.0% (CONT'D.)
  $  3,000  Rockford City IDR, Series 1998 (AMT),
            Ring Can Corp. Project (SunTrust Bank
            LOC), 4.15%, 10/7/98                                 $    3,000
     2,375  Romeoville City IDR, Series 1997 (AMT),
            Metropolitan Industries, Inc. Project
            (Harris Trust & Savings Bank LOC),
            4.05%, 10/7/98                                            2,375
    11,200  Schaumburg City Multifamily Housing,
            Series 1989 Treehouse II Apartments
            Project (Barclays Bank LOC),
            4.10%, 10/7/98                                           11,200
     6,000  Savanna City IDR VRDN, Series 1994
            (AMT), Metform Corp. Project (First
            National Bank of Chicago LOC),
            3.80%, 10/7/98                                            6,000
     5,800  St. Clair County IDR (AMT), Stellar
            Manufacturing Project (NationsBank LOC),
            4.15%, 10/7/98                                            5,800
     2,100  Will County Solid Waste, Series 1997
            (AMT) (BASF Corp. Gtd.),
            4.35%, 10/1/98                                            2,100
                                                                 ----------
                                                                    235,630
                                                                 ----------

            INDIANA - 2.2%
     2,790  Anderson City Economic Development
            VRDN, Series 1996 (AMT), Gateway Village
            Project (FHLB LOC), 4.10%, 10/7/98                        2,790
     1,500  Greencastle City IDR VRDN, Series 1996
            (AMT), Crown Equipment Corp. Project
            (Mellon Bank LOC), 4.20%, 10/7/98                         1,500
     2,840  Hammond City Economic Development
            VRDN, Series 1996 A (AMT), Annex at
            Douglas Point Project (FHLB LOC),
            4.10%, 10/7/98                                            2,840
     8,000  Indiana Bond Bank, Advanced Funding
            Program, Series A-2, 4.00%, 1/20/99                       8,009
            Indiana Development Finance Authority
            IDR VRDN (AMT), Red Gold, Inc. Project
            (Harris Trust & Savings Bank LOC)
     4,600     Series 1994 A, 4.05%, 10/7/98                          4,600
     2,900     Series 1994 B, 4.05%, 10/7/98                          2,900
    12,000  Indiana Transportation Authority
            Highway Revenue, Citicorp Eagle Trust,
            3.65%, 11/2/98                                           12,000

See Notes to the Financial Statements.

                                               NORTHERN FUNDS Semi-Annual Report

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND (continued)

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            INDIANA - 2.2% (CONT'D.)
    $5,000  Indianapolis City Local Public
            Improvement Bond, Series B Bank Notes,
            4.25%, 1/11/99                                       $    5,008
     3,000  Jasper County PCR VRDN, Series 1998 B,
            Northern Indiana Public Service Project,
            3.55%, 11/12/98                                           3,000
                                                                 ----------
                                                                     42,647
                                                                 ----------

            IOWA - 1.1%
     7,580  Cedar Rapids City G.O. Unlimited Bond,
            PA-251, 4.14%, 10/7/98                                    7,580
     2,240  Iowa Finance Authority, Series A, SFM
            Backed Program (GNMA/FNMA Insured),
            3.65%, 2/24/99                                            2,240
     3,475  Iowa Finance Authority, Series B (AMT),
            SFM Backed Program (GNMA/FNMA
            Insured), 3.70%, 2/24/99                                  3,475
     5,300  Iowa Finance Authority Waste Disposal
            Revenue VRDN (AMT), Cedar River Paper
            Co. Project, Series 1997 A, (Bank of Nova
            Scotia LOC), 4.35%, 10/1/98                               5,300
     1,200  Iowa Finance Authority Waste Disposal
            Revenue VRDN (AMT), Cedar River Paper
            Co. Project, Series 1998 A (United Bank of
            Switzerland LOC), 4.35%, 10/1/98                          1,200
     1,200  Iowa Student Loan Liquidity Corp., Series C
            (AMT) (AMBAC Insured), 6.30%, 3/1/99                      1,214
                                                                 ----------
                                                                     21,009
                                                                 ----------

            KANSAS - 1.1%
     6,200  Burlington City Environment Improvement,
            Series B, Kansas City Power & Light Co.,
            3.70%, 10/7/98                                            6,200
     8,500  Douglas County Temporary Notes, Series 3,
            3.75%, 8/1/99                                             8,501
     7,645  Kansas City Collaterized Mortgage,
            Series 1998 B (AMT) (GNMA Colld.),
            3.90%, 10/7/98                                            7,645
                                                                 ----------
                                                                     22,346
                                                                 ----------

            KENTUCKY - 2.4%
     5,701  Carroll County Solid Waste Disposal
            Revenue VRDN (AMT), North American
            Stainless Project (Banco Bilbao Vizcaya
            LOC), 4.50%, 10/7/98                                      5,701
                                                                 ----------

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            KENTUCKY - 2.4% (CONT'D.)
  $  3,030  Clark County Industrial Building IDR
            VRDN, Series 1996 (AMT), Bluegrass Art
            Cast Project (Bank One LOC),
            4.15%, 10/7/98                                        $   3,030
            Daviess County Waste Disposal Facility
            IDR VRDN (AMT), Scott Paper Co. Project
            (Kimberly-Clark Corp. Gtd.)
     6,500     Series 1993 B, 4.25%, 10/1/98                          6,500
    12,500     Series 1994 A, 4.25%, 10/1/98                         12,500
            Louisville and Jefferson Counties VRDN
            (AMT), Regional Airport Authority System
            (National City Bank of Louisville LOC)
     7,000     Series 1997 A-1, 4.15%, 10/7/98                        7,000
    10,000     Series 1997 A-1, 4.15%, 10/7/98                       10,000
     2,500  Mayfield City Lease Revenue VRDN,
            Series 1996, Kentucky League of Cities
            Pooled Project (PNC Bank LOC),
            3.70%, 10/7/98                                            2,500
                                                                 ----------
                                                                     47,231
                                                                 ----------

            LOUISIANA - 0.4%
            Ascension Parish County VRDN, (AMT),
            BASF Corp. Project (BASF Corp. Gtd.)
     2,700     Series 1995, 4.35%, 10/1/98                            2,700
     2,000     Series 1997, 4.35%, 10/1/98                            2,000
     4,000  South Louisiana Port Commission, Series
            1997 (AMT), Holnam, Inc. Project (ABN-
            AMRO Holding LOC), 3.60%, 10/7/98                         4,000
                                                                 ----------
                                                                      8,700
                                                                 ----------

            MAINE - 0.8%
     2,000  Fort Fairfield County Revenue Bond (AMT),
            Atlantic Custom Processors (PNC Bank
            LOC), 4.20%, 10/7/98                                      2,000
     5,000  Maine Public Utility Finance Bank
            Revenue VRDN, Series 1996 (AMT), Maine
            Public Service Co. Project (Bank of New
            York LOC), 3.80%, 10/7/98                                 5,000
     8,900  Maine State Housing Authority (AMT),
            Multifamily Development, Park Village
            Apartment Project (GE Capital Corp.
            LOC), 4.13%, 10/7/98                                      8,900
                                                                 ----------
                                                                     15,900
                                                                 ----------
See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            MARYLAND - 0.5%
  $  1,100  Baltimore City Economic Development
            VRDN, Series 1985, Mt. Washington
            Pediatric Hospital, Inc. (Mellon Bank LOC),
            3.95%, 10/7/98                                       $    1,100
     3,360  Cecil County Economic Development
            VRDN (AMT), Steel Techs Inc. Facility
            (PNC Bank LOC), 4.20%, 10/7/98                            3,360
        10  Maryland State Community Development
            Administration, Series PT-12, Merrill
            P-Floats (Commerzbank A.G. LOC),
            3.97%, 10/1/98                                               10
     2,890  Maryland State Economic Development
            Corp. VRDN (AMT), Unsite Design, Inc.
            (Mellon Bank N.A. LOC), 4.00%, 10/7/98                    2,890
     3,000  Maryland State IDA, Townsend Culinary,
            Inc. Project (SunTrust Banks, Inc. LOC),
            4.15%, 10/7/98                                            3,000
                                                                 ----------
                                                                     10,360
                                                                 ----------

            MASSACHUSETTS - 2.3%
     9,000  Gloucester City BAN, 4.00%, 8/5/99                        9,025
    22,920  Massachusetts Bay Transportation Authority,
            Series C, Muni Floating Rate Trust
            Certificates, 4.14%, 10/7/98                             22,920
     8,800  Massachusetts State G.O. Floating Rate
            Trust Certificate, Series 1998-41,
            4.17%, 10/7/98                                            8,800
     2,160  Massachusetts State HFA VRDN, Series
            1996-5A (AMT), Clipper Trust Certificate
            (AMBAC Insured), 4.17%, 10/7/98                           2,160
     2,200  Massachusetts State HFA VRDN, Series
            PA-132 (AMT), Harbor Point Project
            (AMBAC Insured), 4.15%, 10/7/98                           2,200
                                                                 ----------
                                                                     45,105
                                                                 ----------

            MICHIGAN - 3.9%
    20,000  Detroit City School District, Series 1998,
            State School Aide Notes, 4.50%, 7/1/99                   20,123
    13,035  Michigan State HDA, Series D (AMT),
            BTP-197, 4.31%, 10/7/98                                  13,035
    20,700  Michigan State Trunk Line Bonds, Series
            1998 A, Floating Rate Trust Certificates,
            4.17%, 10/7/98                                           20,700

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            MICHIGAN - 3.9% (CONT'D.)
    $3,000  Michigan Strategic Fund Ltd. (AMT),
            Dirksen Screw Co. Project (National Bank
            of Detroit LOC), 4.15%, 10/7/98                      $    3,000
     5,170  Michigan Strategic Fund Ltd. VRDN, Series
            1998 (AMT), GT USA LLC Project
            (Comerica Bank LOC), 4.15%, 10/7/98                       5,170
     5,840  Michigan Strategic Fund Ltd. VRDN, Series
            1992 (AMT), Dow Chemical Co. Project
            (Dow Chemical Gtd.), 4.30%, 10/1/98                       5,840
     2,160  Michigan Strategic Fund Ltd. VRDN (AMT),
            Kruger Commodities, Inc. Project (Harris
            Trust & Savings Bank LOC), 4.05%, 10/7/98                 2,160
     6,500  Oakland County Economic Development
            Corp., Series 1998 (AMT), Richard and Tool
            Die Corp. (Comercia Bank LOC),
            4.20%, 10/7/98                                            6,500
                                                                 ----------
                                                                     76,528
                                                                 ----------
            MINNESOTA - 1.0%
     9,005  Eden Prairie Multifamily Housing, Park at
            City West Project (Barclays Bank LOC),
            4.10%, 10/7/98                                            9,005
     8,100  Minnesota State Housing Finance Agency
            SFM, Series 1998 F (AMT), 3.70%, 8/9/99                   8,100
     3,060  Stearns County Housing & Redevelopment
            Authority VRDN (AMT), Cold Spring
            Granite Co. Project (First Bank LOC),
            4.25%, 10/7/98                                            3,060
                                                                 ----------
                                                                     20,165
                                                                 ----------

            MISSISSIPPI - 1.0%
     9,325  Mississippi State G.O. Refunding
            Bonds, Series BTP-207, 3.80%, 10/7/98                     9,325
     6,695  Mississippi State Home Corp., Series G-CL5
            (AMT), PT-218 A, P-Floats, 3.80%, 2/11/99                 6,695
     3,310  Mississippi State Home Single Family
            Revenue Bonds, Series G-CL5 (AMT),
            PT-146, P-Floats, 4.15%, 10/7/98                          3,310
                                                                 ----------
                                                                     19,330
                                                                 ----------

            MISSOURI - 1.5%
     8,500  Missouri Higher Education Loan Authority
            Series 1990 B (National Westminister LOC),
            3.65%, 10/7/98                                            8,500

See Notes to the Financial Statements.

                                               NORTHERN FUNDS Semi-Annual Report

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND (continued)


PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            MISSOURI - 1.5% (CONT'D.)
  $  1,000  Missouri Higher Education Loan Authority
            VRDN, Series 1991 B (AMT) (MBIA Insured),
            3.85%, 10/7/98                                       $    1,000
     5,780  Missouri Housing Development VRDN,
            Series 1994 A (AMT), Merrill P-Floats
            PA-116 (Colld. by U.S. Government
            Securities), 4.15%, 10/7/98                               5,780
     6,500  St. Louis General Fund Bond, TRAN,
            4.50%, 6/30/99                                            6,540
     8,000  St. Louis City IDA VRDN, Series 1995
            (AMT), Whispering Lakes Apartment
            Project (Mercantile Bank of St. Louis LOC),
            4.40%, 10/7/98                                            8,000
                                                                 ----------
                                                                     29,820
                                                                 ----------

            MONTANA - 0.4%
            Montana Board of Housing SFM VRDN,
            Merrill P-Floats
     3,710     Series 1996-A-2, PT-87, 4.15%, 10/7/98                 3,710
     3,920     Series 1997, PA-158, 4.15%, 10/7/98                    3,920
                                                                 ----------
                                                                      7,630
                                                                 ----------

            NEBRASKA - 0.6%
     4,350  Nebraska Investment Finance Authority,
            Series B (FGIC Insured), SFM Revenue TOB,
            3.60%, 1/15/99                                            4,350
     1,900  Nebraska Investment Finance Authority,
            Series A3 (AMT), SFM Revenue,
            3.90%, 10/7/98                                            1,900
     5,700  Omaha Public Power District, Series A,
            Electric Revenue Bond, Series A,
            4.05%, 2/1/99                                             5,709
                                                                 ----------
                                                                     11,959
                                                                 ----------

            NEVADA - 1.5%
     4,000  Clark County G.O. Bond, Las Vegas
            Convention Authority, SocGen Trust
            SGB18, 4.17%, 10/7/98                                     4,000
     6,830  Clark County School District G.O.,
            4.17%, 10/7/98                                            6,830
    18,065  Nevada State G.O. VRDN, Series 1997
            SGB31 (FGIC Insured), 4.17%, 10/7/98                     18,065
                                                                 ----------
                                                                     28,895
                                                                 ----------

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            NEW HAMPSHIRE - 0.6%
   $11,900  New Hampshire State Business Finance
            Authority, Series A (AMT), United
            Illuminating Co. (Barclays Bank of New
            York LOC), 3.65%, 10/7/98                            $   11,900
                                                                 ----------

            NEW JERSEY - 0.7%
    13,515  New Jersey Transportation Trust Fund
            Authority, Series 1996 B PT-161,
            3.70%, 2/26/99                                           13,515
                                                                 ----------

            NEW MEXICO - 0.3%
     5,140  New Mexico Mortgage Finance Authority
            SFM, Series B2 PT-196 (AMT),
            3.75%, 5/13/99                                            5,140
                                                                 ----------

            NEW YORK - 2.8%
       589  Marine Midland Premium Loan Trust
            Variable Rate COP, Series 1991 A, (Hong
            Kong and Shanghai Banking Corp. LOC),
            4.05%, 10/7/98                                              589
     3,200  New York City Muni Water Finance
            Authority, Series 94E, Water and Sewer
            System Revenue Bonds (MBIA Insured),
            4.12%, 10/7/98                                            3,200
    10,885  New York City Transitional Finance
            Authority, Series A, Muni Floating Rate
            Certificates, 4.17%, 10/7/98                             10,885
    12,500  New York State Dorm Authority, Series
            1994 B, State University Education Facility,
            Floating Rate Certificates (Colld. by U.S.
            Government Securities), 4.17%, 10/7/98                   12,500
     2,100  New York State Dorm Authority, Series A,
            Rockefeller University Citicorp Eagle Trust
            9703202 (Colld. by U.S. Government
            Securities), 4.07%, 10/7/98                               2,100
    20,715  New York State Dorm Authority, Series A,
            State University (Colld. by U.S. Government
            Securities), 4.17%, 10/7/98                              20,715
     2,800  New York State Environmental Facilities
            Corp. PCR VRDN, Series No. 94302, Eagle
            Trust-Weekly (FSA Insured), 4.07%, 10/7/98                2,800
     2,145  Pooled VRDN, P-Floats, Series PPT2
            (Backed by Alaska HFA & South Dakota
            HDA), 4.07%, 10/1/98                                      2,145
                                                                 ----------
                                                                     54,934
                                                                 ----------

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            NORTH CAROLINA - 2.3%
  $  2,400  Brunswick County PCR IDR VRDN, Series
            1996 (AMT), Armada Project (NationsBank
            LOC), 4.10%, 10/7/98                                 $    2,400
     5,800  Capital Regional Airport Commission
            Passenger Facility Charge Revenue VRDN
            (AMT) (First Union National Bank of
            Charlotte LOC), 4.10%, 10/7/98                            5,800
     7,300  Catawba County PCR IDR, Series 1996
            (AMT), Hooker Furniture Corp. Project
            (NationsBank LOC), 4.10%, 10/7/98                         7,300
     3,000  Columbus County Industrial Facility and
            PCR Authority, Series 1998 (AMT),
            Conflandey, Inc. Project (Banque Nationale
            Paris LOC), 4.15%, 10/7/98                                3,000
     2,500  Mecklenburg County PCR IDR VRDN,
            Series 1996 (AMT), SteriGenics International
            Project (Comerica Bank LOC),
            3.75%, 10/7/98                                            2,500
    20,000  North Carolina State G.O., Series
            A, P-Floats PA-260, 4.14%, 10/7/98                       20,000
     3,800  North Carolina State Ports Authority
            VRDN, Series 1996 (AMT), Morehead City
            Terminals, Inc. (NationsBank LOC),
            4.10%, 10/7/98                                            3,800
                                                                 ----------
                                                                     44,800
                                                                 ----------

            NORTH DAKOTA - 0.2%
     3,770  North Dakota HFA SFM, Series 1998 A
            (AMT) (FHA/Private Mortgages Insured),
            3.65%, 1/1/99                                             3,770
                                                                 ----------

            OHIO - 4.0%
    14,640  Cleveland City Waterworks, Banc One
            Muni Trust Certificates (FSA Insured),
            4.17%, 10/7/98                                           14,640
     6,590  Dublin Inn Tax Exempt Mortgage Bond
            Trust, Series 1987 Six Month Demand Adj.
            Rate Certificate (Huntington National Bank
            LOC), 4.57%, 3/1/99                                       6,590
    24,800  Greystone County Certificate Trust, Series
            1998-1 Variable Rate Senior Certificate
            (Credit Suisse First Boston LOC),
            4.15%, 10/7/98                                           24,800

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            OHIO - 4.0% (CONT'D.)
    $9,000  Ohio State Air Quality Development
            Authority VRDN, Series A, Ohio Edison
            Project (Toronto Dominion Bank LOC),
            3.65%, 2/1/99                                        $    9,000
     4,755  Ohio State HFA VRDN, Series 1989 A
            (AMT), 3.80%, 10/7/98                                     4,755
     5,875  Ohio State Infrastructure Improvement
            VRDN, Series 1994, BTP-170,
            3.75%, 10/22/98                                           5,875
     8,910  Ohio State Public Facility Commission,
            Series II A, Higher Education Facilities
            BTP-237 (AMBAC Insured),
            4.05%, 10/7/98                                            8,910
     1,900  Ohio State Water Development Authority
            PCR VRDN, Philip Morris Co. Project
            (Philip Morris Cos., Inc. Gtd.),
            4.15%, 10/7/98                                            1,900
     2,500  Union County IDR VRDN (AMT), Union
            Aggregates Co. Project (PNC Bank LOC),
            4.20%, 10/7/98                                            2,500
                                                                 ----------
                                                                     78,970
                                                                 ----------

            OKLAHOMA - 1.2%
     6,400  Oklahoma Water Resources Board, Series
            1994 A, State Loan Program (Swiss Bank
            Corp. LOC), 3.75%, 3/18/99                                6,400
            Tulsa City Airport Improvement VRDN
            (AMT) (MBIA Insured)
     7,245     Series B-1, 4.12%, 10/7/98                             7,245
     9,390     Series B-2, 4.12%, 10/7/98                             9,390
                                                                 ----------
                                                                     23,035
                                                                 ----------

            OREGON - 1.2%
     1,100  Metropolitan Service District Riedel Oregon
            Compost Waste Disposal VRDN (AMT) (US
            Bank NA LOC), 3.90%, 10/7/98                              1,100
     4,820  Multnomah County School District G.O.
            Bond, Series 1996 BTP-208,
            3.90%, 12/1/98                                            4,820
     3,900  Oregon State Economic Development
            Revenue, Series 176 (AMT), Cascade Steel
            Rolling Mills Project (Commerzbank A.G.
            LOC), 3.80%, 10/7/98                                      3,900

See Notes to the Financial Statements.

                                               NORTHERN FUNDS Semi-Annual Report

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND (continued)

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            OREGON - 1.2% (CONT'D.)
  $  6,600  Oregon State Economic Development
            Revenue, Series 181 (AMT), Oregon Metal
            Slitters, Inc. (Key Bank N.A. LOC),
            3.65%, 10/7/98                                       $    6,600
     1,590  Portland City Multifamily Revenue VRDN,
            Series 1996 (AMT), Union Station Project -
            Phase B (US Bank NA LOC),
            4.14%, 10/7/98                                            1,590
     5,000  Portland City Sewer System Revenue,
            Series PA-169, P-Floats (FGIC Insured),
            3.90%, 10/7/98                                            5,000
                                                                 ----------
                                                                     23,010
                                                                 ----------

            PENNSYLVANIA - 4.2%
     4,000  Allegheny County Environmental
            Improvement IDA, Series 1987, USX
            Corp. Project, 3.65%, 10/1/98                             4,000
     3,700  Chester County IDA, Series 1997 A (AMT),
            KAC III Realty Corp. Project (PNC Bank
            LOC), 4.20%, 10/7/98                                      3,700
    22,500  Delaware Valley Regional Finance Authority
            VRDN, Series 1997 A, Merril Lynch P-Floats
            (Midland Bank PLC LOC),
            3.70%, 12/17/98                                          22,500
     3,600  Pennsylvania Economic Development
            Finance Authority IDR VRDN, Series
            1996 A1-8 (AMT) (PNC Bank LOC),
            4.20%, 10/7/98                                            3,600
     6,700  Pennsylvania Higher Education Facilities
            Authority Revenue Bond VRDN, Series I
            (Allied Irish Bank PLC LOC),
            4.50%, 11/1/98                                            6,703
     9,900  Pennsylvania Intergovernmental Authority,
            BTP-289, City of Philadelphia Funding
            Program, 4.10%, 10/7/98                                   9,900
     6,145  Philadelphia City IDA, Series 1998 A (AMT),
            BTP-317, 4.16%, 10/7/98                                   6,145
    14,000  Philadelphia City TRAN, Series A,
            4.25%, 6/30/99                                           14,062
    10,000  Philadelphia School District, Series
            1998/99 B, TRAN (PNC Bank LOC),
            4.25%, 6/30/99                                           10,045
     2,125  Washington County IDA VRDN (AMT),
            Accutrex Products, Inc. (Mellon Bank LOC),
            4.30%, 10/7/98                                            2,125
                                                                 ----------
                                                                     82,780
                                                                 ----------
PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            SOUTH CAROLINA - 1.0%
    $5,400  Cherokee County IDR VRDN, Series 1989
            (AMT), Oshkosh Truck Corp. Project
            (NationsBank LOC), 3.95%, 10/7/98                    $    5,400
            Lexington County IDR VRDN, Allied-Signal
            Project (Allied-Signal Corp. Gtd.)
       200     Series 1992, 3.80%, 10/7/98                              200
       900     Series 1992 A, 3.80%, 10/7/98                            900
     5,000  Piedmont County Muni Power Agency,
            4.25%, 10/1/98                                            5,000
     4,241  South Carolina Jobs Economic
            Development Authority (AMT), Greenville
            YMCA Project (NationsBank LOC),
            4.05%, 10/7/98                                            4,241
     4,000  South Carolina Jobs Economic Development
            Authority, Series 1998 (AMT), Virtual Image
            Technology LLC (NationsBank LOC),
            4.15%, 10/7/98                                            4,000
                                                                 ----------
                                                                     19,741
                                                                 ----------

            SOUTH DAKOTA - 0.7%
     8,410  South Dakota Economic Development
            Finance Authority VRDN, Series 1996 (AMT),
            Hastings Filters, Inc. Project (Harris Trust &
            Savings Bank LOC), 4.00%, 10/7/98                         8,410
            South Dakota Housing Development
            Authority Homeowner Mortgage VRDN
            (AMT), Merrill P-Floats
     1,140     Series PA-119, 4.15%, 10/7/98                          1,140
     4,275     Series PT-73-A, 4.14%, 10/7/98                         4,275
                                                                 ----------
                                                                     13,825
                                                                 ----------

            TENNESSEE - 2.8%
     1,400  Clarksville Public Building Authority,
            Tennessee Muni Bond Fund (NationsBank
            LOC), Series 1995, 4.00%, 10/7/98                         1,400
     1,400  Dickson County IDR VRDN, Series 1996
            (AMT), Tennessee Bun Co. LLC Project
            (PNC Bank LOC), 4.20%, 10/7/98                            1,400
     6,000  Jackson City Waste Facility IDR VRDN,
            Series 1995 (AMT), Florida Steel Corp.
            Project (NationsBank LOC),
            4.10%, 10/7/98                                            6,000
     5,000  Memphis City G.O. VRDN, Series 1996
            Soc Gen SGB-23, 4.17%, 10/7/98                            5,000

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            TENNESSEE - 2.8% (CONT'D.)
  $  3,000  Memphis City Health Education and
            Housing Facility VRDN, Multifamily
            Housing Wesely Housing Projects
            (Barclays Bank LOC), 4.10%, 10/7/98                  $    3,000
     1,500  Morristown City IDR VRDN, Series 1997,
            BOS Automotive Products, Inc. (Bayerische
            Vereinsbank LOC), 4.15%, 10/7/98                          1,500
     8,175  Nashville and Davidson Counties Electric
            Revenue, Citicorp Eagle Trust,
            4.07%, 10/7/98                                            8,175
     5,000  Nashville and Davidson Counties
            Housing VRDN (AMT), Old Hickory Towers
            Project (FHLB LOC), 3.75%, 10/7/98                        5,000
     1,200  Nashville and Davidson Counties Health
            and Education Facilities Board VRDN,
            Series 1996-A, Adventist Health Systems
            Sunbelt (SunTrust Bank LOC),
            4.05%, 10/7/98                                            1,200
     8,400  Shelby County G.O. Bond, Series 1996 B,
            Soc Gen Trust SGB-21 (FSA Insured),
            4.17%, 10/7/98                                            8,400
     4,890  Shelby County G.O., Series B BTP-216,
            3.70%, 10/22/98                                           4,890
     1,000  Shelby County Health and Education
            Authority (AMT), Arbor Lake Project
            (PNC Bank LOC), 4.20%, 10/7/98                            1,000
     8,550  Tennessee State G.O. TOB,
            Series 1997 BTP-242, 4.15%, 10/7/98                       8,550
                                                                 ----------
                                                                     55,515
                                                                 ----------

            TEXAS - 14.9%
    23,535  Arlington City Independent School District,
            Series 17, Reset Option Certificates
            (PSF Gtd.), 4.17%, 10/7/98                               23,535
     2,525  Austin City Independent School District
            Building VRDN, Series 1996 SG-68 (PSF of
            Texas Gtd.), 4.12%, 10/7/98                               2,525
     9,800  Bastrop Independent School District, Series
            1997, Soc Gen Muni Security Trust SGB-37
            (PSF Gtd.), 4.17%, 10/7/98                                9,800
     5,000  Calhoun County Navigation IDR VRDN
            (AMT), Formosa Plastics Corp. U.S.A.
            (Bank of America LOC), 3.60%, 10/7/98                     5,000
     3,100  Capital IDA, Gore & Associates, Inc.
            Project (Morgan Guaranty Trust LOC),
            3.50%, 11/17/98                                           3,100

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            TEXAS - 14.9% (CONT'D.)
  $  6,500  Denton County Independent School
            District G.O., Series B (PSF of Texas Gtd.),
            3.90%, 8/15/99                                       $    6,500
     3,500  El Paso City Housing Finance Corp.
            VRDN, Series 1993 (AMT), Viva Apartments
            Project (General Electric Corp. LOC),
            3.85%, 10/7/98                                            3,500
     7,850  Galveston City Housing Finance Corp.
            SFM (AMT), P Floats-PT-205 (Colld. by U.S.
            Government Securities), 4.15%, 10/7/98                    7,850
            Greater Texas Student Loan Corp. (AMT)
            (GTD Student Loans Insured) (SLMA LOC)
     6,250     Series A, 3.70%, 2/1/99                                6,250
    15,000     Series A, 3.60%, 3/1/99                               15,000
     1,800  Gulf Coast Waste Disposal Authority
            VRDN, Series 1994 (AMT), Amoco Oil Co.
            Project (Amoco Oil Company Gtd.),
            4.25%, 10/1/98                                            1,800
    12,000  Harris County Floating Rate Receipts,
            Series 1996, Criminal Justice Certificates
            SG-96, 3.70%, 10/7/98                                    12,000
    12,000  Harris County Toll Road, Unlimited
            Tax Sub Lien, 3.85%, 10/7/98                             12,000
     4,500  Harris County Toll Road Unlimited
            Tax Sub Lien CR138, 4.07%, 10/7/98                        4,500
     3,800  Harris County Toll Road Unlimited Tax
            VRDN, Series 1994 A, Citicorp Eagle Trust
            No. 954302, 4.12%, 10/7/98                                3,800
     3,425  Houston Independent School District,
            Public Property Finance Contractual
            Obligation, 4.50%, 7/15/99                                3,447
     3,300  Hurst, Euless and Bedford Independent
            School Districts Floating Rate Receipts,
            Series SG-98 (PSF Gtd.), 4.12%, 10/7/98                   3,300
     7,245  Pearland City Independent School District
            G.O., Series 1997 SG-106 (PSF Gtd.),
            4.12%, 10/7/98                                            7,245
    17,600  Port of Corpus Christi Solid Waste Disposal
            (AMT), Koch Refining Co. Project,
            3.70%, 10/7/98                                           17,600
            Port Development of Corpus Christi
            Solid Waste Disposal VRDN (AMT),
            Koch Refining Co. Project
     9,750     Series 1996, 3.70%, 10/7/98                            9,750
    23,100     Series 1997, 3.70%, 10/7/98                           23,100

See Notes to the Financial Statements.

                                               NORTHERN FUNDS Semi-Annual Report

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND (continued)

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            TEXAS - 14.9% (CONT'D.)
   $33,880  Pooled Puttable Float Option (AMT),
            PPT-7D (Backed by Various Housing
            Agencies), 3.90%, 3/1/99                             $   33,880
     2,600  Port of Houston Authority (AMT),
            Unlimited Tax G.O. (FGIC Insured),
            5.50%, 10/1/98                                            2,600
     5,700  Port of Port Arthur Navigation District,
            Series 1998 (AMT), Fina Oil & Chemical
            Co. Project, 4.35%, 10/1/98                               5,700
     3,785  Port of Port Arthur Navigation District,
            Series 1998 (AMT), Star Enterprise Project
            (Bank of Montreal LOC), 3.75%, 10/7/98                    3,785
     9,000  Richardson City Independent School
            District TRAN, 4.00%, 8/27/99                             9,033
    10,000  San Antonio City Electric and Gas System
            Revenue, Merrill Lynch Trust Receipts
            SG-105, 4.12%, 10/7/98                                   10,000
     9,880  San Antonio City Electric and Gas
            Revenue VRDN, Series 1997 SG-107,
            4.12%, 10/7/98                                            9,880
    11,210  Sherman Independent School District
            G.O., Series 1985 A, SG-80 (PSF Gtd.),
            4.12%, 10/7/98                                           11,210
     6,500  Texas Department of Housing and
            Community Affairs SFM, Series PA-128
            (AMT), 4.15%, 10/7/98                                     6,500
     5,700  Texas State TRAN, 4.25%, 10/1/98                          5,700
    10,000  Texas Water Development Board, Series A,
            State Revolving Sr. Lien, 4.17%, 10/7/98                 10,000
     1,500  Trinity River IDA, ADP, Inc. Project (ADP,
            Inc. Gtd.), 4.35%, 10/1/98                                1,500
                                                                 ----------
                                                                    291,390
                                                                 ----------

            VIRGINIA - 2.5%
     4,000  Botetourt County IDR VRDN (AMT),
            Valley Forge Company Project (Harris
            Trust & Savings Bank LOC),
            4.05%, 10/7/98                                            4,000
     2,000  Charles County Solid Waste Disposal
            Facility IDR (AMT), Chambers
            Development, Inc. Project (Morgan
            Guaranty LOC), 3.70%, 10/7/98                             2,000
     9,400  Grant County Waste Disposal Revenue,
            Series 1996 (AMT), Virginia Electric Power
            Co. Project, 3.65%, 12/17/98                              9,400

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            VIRGINIA - 2.5% (CONT'D.)
  $  4,200  Halifax County IDA VRDN, Series 1998
            (AMT), D-Scan, Inc. Project (NationsBank
            LOC), 4.10%, 10/7/98                                 $    4,200
     2,500  Louisa Town IDA, Virginia Electric Power
            Co. Project, 3.50%, 11/30/98                              2,500
    12,300  Norfolk City G.O. VRDN, Citicorp Eagle
            Trust No. 944601, 4.12%, 10/7/98                         12,300
     4,615  Virginia State G.O. VRDN, Series 1994,
            Citicorp Eagle Trust No. 954601,
            4.12%, 10/7/98                                            4,615
     9,385  Virginia State HDA Series C (AMT),
            Sub-Series C-1 BTP-196, 4.31%, 10/7/98                    9,385
                                                                 ----------
                                                                     48,400
                                                                 ----------

            WASHINGTON - 4.7%
     2,850  Algona Economic Development Corp.
            (AMT), Peter Pan Seafoods Project (Seattle
            First National Bank LOC),
            3.75%, 10/7/98                                            2,850
     5,700  Grandview City Public Corp. IDR, Series
            1989 (AMT), Shonan USA Project (Bank
            of America LOC), 4.05%, 10/7/98                           5,700
     1,800  Kent City Economic Development Corp.
            IDR VRDN, Associated Grocers Project
            (Seattle First National Bank LOC),
            4.67%, 10/7/98                                            1,800
     5,340  Seattle City Municipal Light and Power
            Revenue, Series A, BTP-272,
            3.70%, 10/23/98                                           5,340
            Spokane County School District #081, G.O.
     7,990     BTP-283, 3.65%, 3/18/99                                7,990
     6,040     BTP-284, 4.11%, 10/7/98                                6,040
     4,455     BTP-286, 3.65%, 3/18/99                                4,455
     3,500  Washington Public Power Supply Revenue,
            Series 2, Project 2, 6.20%, 7/1/99                        3,571
    21,200  Washington Public Power Supply System,
            Series 1994, Citicorp Eagle Trust,
            4.17%, 10/7/98                                           21,200
    17,519  Washington Public Power Supply System
            Revenue, Series 1990 B, Nuclear Project
            No. 2, Prerefunded BTP-85 (Colld. by U.S.
            Government Securities), 3.80%, 10/15/98                  17,519
     5,035  Washington Public Power Supply System
            Revenue, Series 1994 A, Nuclear Project
            No. 2, BTP-61, 4.20%, 10/7/98                             5,035

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            WASHINGTON - 4.7% (CONT'D.)
  $  9,575  Washington State G.O. Bonds,
            BTP-Partnership BTP-125, 4.11%, 10/7/98              $    9,575
       535  Washington State Housing Finance
            Commission VRDN, Series 5A-S (AMT),
            Single Family Program, 3.90%, 12/15/98                      535
                                                                 ----------
                                                                     91,610
                                                                 ----------

            WEST VIRGINIA - 0.4%
     1,300  Brooke County IDR, Series 1997 (AMT),
            Star-Kist Foods, Inc. Project (H.J. Heinz Co.
            Gtd.), 4.20%, 10/7/98                                     1,300
            Marion County Waste Disposal IDR VRDN
            (AMT), Granttown Project (National
            Westminster Bank LOC)
     2,900     Series 1990 B, 3.65%, 10/7/98                          2,900
     2,500     Series 1990 C, 3.65%, 10/7/98                          2,500
     2,000  Ritchie County IDR VRDN (AMT),
            Simonton Building Products, Inc. Project
            (PNC Bank LOC), 4.20%, 10/7/98                            2,000
                                                                 ----------
                                                                      8,700
                                                                 ----------

            WISCONSIN - 3.2%
     3,125  Milwaukee City Redevelopment VRDN,
            Series 1996 (AMT), Starline Manufacturing,
            Inc. (Harris Trust & Savings Bank LOC),
            4.05%, 10/7/98                                            3,125
     4,290  Pewaukee City IDR VRDN, Series 1992
            (AMT), HUSCO International, Inc. Project
            (Bank One Wisconsin LOC),
            3.80%, 10/7/98                                            4,290
    10,500  Racine City Unified School District TRAN,
            4.00%, 7/7/99                                            10,533
     1,830  Wisconsin Health and Education Revenue
            Bond, Series 1994 A, Sinai Samaritan
            Medical Center Project (M&I Bank LOC),
            4.05%, 10/7/98                                            1,830
     1,445  Wisconsin Health and Education Revenue
            Bond, Series 1997,  Froedtert Memorial
            Lutheran Hospital Trust (M&I Bank LOC),
            4.05%, 10/7/98                                            1,445
     5,000  Wisconsin Housing and Economic
            Development Authority Revenue Floating
            Rate Trust Receipts, Series 1997 FR/RI-18
            (AMT), 3.95%, 10/7/98                                     5,000

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------
            WISCONSIN - 3.2% (CONT'D.)
  $  6,075  Wisconsin Housing and Economic
            Development Authority Revenue,
            Series B (AMT), Home Ownership
            Revenue Program, 3.55%, 3/1/99                       $    6,075
    11,730  Wisconsin Housing and Economic
            Development Authority Revenue TOB
            Home Ownership Revenue Program,
            3.55%, 3/1/99                                            11,730
     8,210  Wisconsin State G.O. Bond, Series
            1996 A BTP-209, 3.90%, 10/22/98                           8,210
    10,370  Wisconsin State Reset Option Certificates
            Series 16, 4.17%, 10/7/98                                10,370
                                                                 ----------
                                                                     62,608
                                                                 ----------

            WYOMING - 0.5%
   $10,710  Wyoming Community Development
            Authority SFM, Series H (AMT),
            BTP-198, 4.31%, 10/7/98                                  10,710
                                                                 ----------

            Total Municipal Investments
            (cost $1,952,935)                                     1,952,935
                                                                 ----------

NUMBER
OF SHARES
(000S)
---------

            OTHER - 0.6%

       586  AIM Tax Free Money Market Fund                              586
       300  Dreyfus Tax Exempt Cash
            Management Fund                                             300
       995  Federated Tax Free Trust Money Market
            Fund No. 15                                                 995
       500  Federated Tax Free Trust
            Money Market Fund No. 73                                    500
     8,585  Provident Municipal Cash Fund (AMT)                       8,585
       339  Provident Municipal Fund                                    339
                                                                 ----------

            Total Other
            (cost $11,305)                                           11,305
                                                                 ----------

            Total Investments - 100.1%
            (cost $1,964,240)                                     1,964,240

            Liabilities less Other Assets - (0.1)%                  (2,084)
                                                                 ----------

            NET ASSETS - 100.0%                                  $1,962,156
                                                                 ==========


See Notes to the Financial Statements.

                                               NORTHERN FUNDS Semi-Annual Report

--------------------
SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

CALIFORNIA MUNICIPAL MONEY MARKET FUND


PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            MUNICIPAL INVESTMENTS - 102.8%

            CALIFORNIA - 97.8%
   $12,000  California Health Facility Authority Kaiser
            Permanente IDR FRN, Morgan Stanley
            Muni Trust, Series 1998-26 (FSA Insured),
            4.07%, 10/7/98                                       $   12,000
     7,000  California HFA Home Mortgage Housing
            Revenue Variable Rate Certificates,
            Series 1998 R (AMT) (MBIA Insured),
            3.50%, 8/20/99                                            7,000
     1,765  California HFA Home Mortgage Revenue
            Bonds, Series C (AMT), 3.55%, 2/1/99                      1,765
     4,975  California HFA Home Mortgage Revenue
            Bonds, Series E (AMT), 3.55%, 3/12/99                     4,975
     1,275  California HFA Home Mortgage Revenue
            FRN, Merrill P-Floats PT-14, Series 1993-B,
            3.90%, 10/7/98                                            1,275
     1,680  California HFA Housing Revenue FRN,
            Merrill P-Floats PT-40D, 3.95%, 10/7/98                   1,680
       600  California HFA Housing Revenue FRN,
            Merrill P-Floats, Series PT-56 (AMT),
            3.95%, 10/7/98                                              600
     2,900  California HFA Multi-Unit Housing
            Revenue FRN, Series 92A CR-231
            (MBIA Insured), 3.45%, 11/1/98                            2,900
     1,900  California Pollution Control Finance
            Authority, Series 1997 A (AMT), ARCO
            Project (Atlantic Richfield Co. Gtd.),
            3.85%, 10/7/98                                            1,900
     7,000  California Pollution Control Finance
            Authority, Series 1997 B (AMT), Air
            Products Manufacturing Co.,
            (Air Products & Chemicals Corp. Gtd.),
            3.85%, 10/7/98                                            7,000
       300  California Pollution Control Finance
            Authority, Series 1997 C (AMT), Pacific Gas
            & Electric Co., (KBC Bank N.V. LOC),
            4.10%, 10/1/98                                              300
     3,600  California Pollution Control Finance
            Authority, Series A, Pacific Gas & Electric
            Co. (UBS AG LOC), 3.15%, 10/7/98                          3,600
     2,855  California State Department of Water
            Resources and Sewer VRDN, ML/SG Muni
            Trust, Series SG-5, Central Valley Project,
            3.90%, 10/7/98                                            2,855

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            CALIFORNIA - 97.8% (CONT'D.)
    $2,000  California State Economic Development
            Finance Authority IDR Bond, Series 1998
            (AMT) Lion Raisins Project (Bank of
            America LOC), 4.00%, 10/7/98                           $  2,000
     4,800  California State Economic Development
            Finance Authority IDR FRN, Mercury Air
            Group, Inc. Project (AMT) (BankBoston
            NA LOC), 3.90%, 10/7/98                                   4,800
     1,050  California State Economic Development
            Finance Authority IDR VRDN, Series 1996,
            Volk Enterprises, Inc., (Harris Bank Corp.
            Gtd.), 3.65%, 10/7/98                                     1,050
            California State G.O., Citibank TOB,
            Series CR-152 (FGIC Insured),
     1,500     Series 5027 C, 3.92%, 10/7/98                          1,500
     6,200     Series CR-152, 3.92%, 10/7/98                          6,200
    18,495  California State G.O. Bank of America
            Variable Rate Certificate, Series 1997 H
            (Colld. by U.S. Government Securities),
            4.07%, 10/7/98                                           18,495
     1,200  California State G.O., Weekly Option,
            Series CR-153, 3.75%, 11/1/98                             1,200
     3,450  California State G.O. Weekly Put TOCR
            (MBIA Insured), 3.65%, 10/7/98                            3,450
     4,200  California State Housing Revenue Bond,
            Clipper Trust Certificates,  Series 1996-6A
            (AMT) (Colld. by FNMA Securities),
            4.07%, 10/7/98                                            4,200
     5,000  California State RAN, 3.15%, 6/30/99                      5,031
     3,000  California State Various Purpose G.O.
            Bonds, Merrill Floating Rate Receipts SG-91
            (FGIC Insured), 3.93%, 10/7/98                            3,000
     3,500  California Statewide Community
            Development Authority IDR Bonds,
            Series 1998 A (AMT), A & B Die Casting Co.
            (Bank of America LOC), 4.00%, 10/7/98                     3,500
     8,700  California Statewide Community
            Development Authority Multifamily Bond,
            Series S (AMT), Concord Green Apartments
            (FHLB of San Francisco LOC),
            3.50%, 10/7/98                                            8,700
     7,400  Chula Vista IDR Bond, Series 1996 B
            (AMT), San Diego Gas & Electric Co.,
            4.20%, 10/1/98                                            7,400

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            CALIFORNIA - 97.8% (CONT'D.)
   $15,985  Contra Costa County Home Mortgage
            Revenue Variable Rates Certificates,
            Series 1997 C  (Colld. by U.S. Government
            Securities), 4.07%, 10/7/98                          $   15,985
     3,000  Fontana Unified School District TRAN
            1998-99, 4.00%, 7/9/99                                    3,007
     1,200  Foothill/Eastern Transportation Corridor
            Agency Toll Road Revenue Bonds, Series
            1995 B (Morgan Guaranty Trust Co. LOC),
            3.60%, 10/7/98                                            1,200
     5,100  Irvine Ranch Consolidated Water Districts
            2, 102, 103, & 206 Water and Sewer FRN,
            Series 1993 B (Morgan Guaranty Trust Co.
            LOC), 3.80%, 10/1/98                                      5,100
     1,700  Kern County Public Facilities Project COP,
            Series A (Union Bank of Switzerland LOC),
            3.00%, 10/7/98                                            1,700
     6,600  Livermore TRAN, Series 1997-98,
            4.50%, 10/29/98                                           6,603
     2,500  Los Angeles City Subordinated Tax
            Allocation IDR FRN, BTP-129 (Colld. by
            U.S. Government Securities),
            3.90%, 10/8/98                                            2,500
     1,700  Los Angeles City Multifamily Housing
            Revenue Refunding Bond, Series 1995 D
            (AMT), Coral Wood Court Project (AMT)
            (Union Bank of California LOC),
            3.60%, 10/7/98                                            1,700
     7,705  Los Angeles City Unlimited G.O. FRN,
            Series A (FGIC Insured) 4.02%, 10/7/98                    7,705
     1,025  Los Angeles Convention and Exhibition
            Center Revenue VRDN, Merrill P-Floats,
            Series 1993 PA-88 (MBIA Insured),
            3.90%, 10/7/98                                            1,025
     4,000  Metropolitan Water District of Southern
            California CP, Series B, 3.20%, 12/10/98                  4,000
     9,280  Orange County Apartment Development
            Housing Revenue FRN, Series 1992 B,
            Aliso Creek Project (Wells Fargo & Co.
            LOC), 4.00%, 10/7/98                                      9,280
     2,800  Orange County Apartment Development
            Housing Revenue FRN, Wood Canyon
            Villas Issue B of 1991 (Bank of America
            LOC), 3.15%, 10/7/98                                      2,800

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            CALIFORNIA - 97.8% (CONT'D.)
  $  1,020  Riverside County Multifamily Housing
            Revenue FRN, Series A, Ambergate
            Apartments (Union Bank of California
            LOC), 3.85%, 10/7/98                                 $    1,020
     4,475  Riverside County Public Facilities Project
            COP, Series B, (National Westminster PLC
            LOC), 3.00%, 10/7/98                                      4,475
     4,345  Riverside County School Finance Authority
            RAN, Series A, 3.80%, 7/30/99                             4,345
     2,050  San Bernardino County Housing Authority
            Revenue FRN, Series A, Brookside Meadows
            Multifamily (Chase Manhattan Bank N.A.
            LOC), 3.10%, 10/7/98                                      2,050
     3,200  San Diego County Housing Revenue
            Refunding VRDN, Series 1994 A, Country
            Hills Apartments Phase II, (Colld. by FNMA
            Securities), 3.00%, 10/7/98                               3,200
     3,000  San Francisco City and County Airport
            Commission Intentional Airport Revenue
            FRN, Susquehanna Structured Projects
            SSP-4 (AMT) (AMBAC Insured),
            3.80%, 10/7/98                                            3,000
     2,975  San Francisco City and County Variable
            Rate Certificates, Series 1996-AA6
            (FGIC Insured), 4.02%, 10/7/98                            2,975
     4,630  San Marcos City Public Facility Authority
            Revenue Bond, Series BTP-188, Civic
            Center Projects (Colld. by U.S. Government
            Securities), 3.60%, 3/25/99                               4,630
       845  Santa Clara County Housing Authority
            Multifamily VRDN, Series A, Avenida
            Espana Gardens (AMT) (Union Bank of
            California LOC), 4.20%, 10/7/98                             845
     5,000  Regents of the University of California
            Floating Rate Treasury Receipts, Series 13,
            Multiple Purpose Projects (MBIA Insured),
            3.80%, 10/7/98                                            5,000
     4,390  Regents of University of California
            Refunding Revenue Bonds, Series C,
            ML/SG Muni Trust, SG-24
            (AMBAC Insured), 3.90%, 10/7/98                           4,390
    10,000  Ventura County TRAN 1998-99,
            3.60%, 12/9/98                                           10,000
     3,000  Whittier Union High School District
            TRAN, 4.25%, 6/30/99                                      3,014

See Notes to the Financial Statements.

                                               NORTHERN FUNDS Semi-Annual Report

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

CALIFORNIA MUNICIPAL MONEY MARKET FUND (continued)

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            CALIFORNIA - 97.8% (CONT'D.)
    $2,000  Yucaipa-Calimesa Joint Unified School
            District TRAN 1998-99,
            4.25%, 6/30/99                                       $    2,006
                                                                 ----------
                                                                    231,931
                                                                 ----------

            PUERTO RICO - 5.0%
            Government Development Bank for
            Puerto Rico Tax-Exempt CP
     4,000     3.15%, 10/15/98                                        4,000
     1,200     3.00%, 10/30/98                                        1,200
     4,740  Puerto Rico Commonwealth Highway
            and Transportation Authority
            Transportation Revenue Bond, Series A
            (AMBAC Insured), 3.10%, 10/7/98                           4,740
     2,000  Puerto Rico Industrial Medical &
            Environmental IDR Bond, Series 1983 A,
            Merck & Co., Inc. (Merck & Co., Inc.
            Gtd.), 4.00%, 12/1/98                                     2,001
                                                                 ----------
                                                                     11,941
                                                                 ----------

            Total Municipal Investments
            (cost $243,872)                                         243,872
                                                                 ----------


NUMBER
OF SHARES
(000S)
---------

            OTHER - 0.5%

       484  Federated Tax-Exempt
            Money Market Fund No. 80                                    484
       558  Provident Institutional California
            Money Fund                                                  558
                                                                 ----------

            Total Other
            (cost $1,042)                                             1,042
                                                                 ----------

            Total Investments - 103.3%
            (cost $244,914)                                         244,914

            Liabilities less Other Assets - (3.3)%                  (7,817)
                                                                 ----------

            NET ASSETS - 100.0%                                  $  237,097
                                                                 ==========

See Notes to the Financial Statements.

--------------------
STATEMENTS OF ASSETS AND LIABILITIES SEPTEMBER 30, 1998 (UNAUDITED)

FIXED INCOME FUNDS


                                                                          FLORIDA                                           INT'L.
                                                  U.S.   INTERMEDIATE  INTERMEDIATE    FIXED                  CALIFORNIA     FIXED
AMOUNTS IN THOUSANDS,                            GOV'T.   TAX-EXEMPT    TAX-EXEMPT     INCOME    TAX-EXEMPT   TAX-EXEMPT    INCOME
EXCEPT PER SHARE DATA                             FUND       FUND          FUND         FUND        FUND         FUND        FUND
----------------------------------------------  --------   --------      --------     --------    --------     --------    --------
ASSETS:
  Investments, at value (cost $248,500,
     $307,458, $25,297, $218,266, $192,409,
     $58,012 and $14,252, respectively)        $257,323    $318,927      $26,160    $226,952     $203,285     $60,645      $15,101
  Cash and foreign currencies                         -           1            -           -            1           1           19
  Income receivable                               2,586       4,125          423       2,729        2,576         912          443
  Receivable for securities sold                      -           -            -       5,850            -         750           49
  Receivable for fund shares sold                   150         123           85         234            7           -            1
  Receivable from Adviser                             4           4            1           4            3           4            2
  Deferred organization costs, net of
     accumulated amortization                         7          11            -           6            8           -            4
  Prepaid and other assets                           18           9            8          15           14           5            8
-----------------------------------------------------------------------------------------------------------------------------------
       Total Assets                             260,088     323,200       26,677     235,790      205,894      62,317       15,627
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
  Dividends payable                                 101         100            8          97           66          20            -
  Payable for securities purchased                    -           1            -           -        8,543           -            -
  Payable for fund shares redeemed                   83         150            -          20          113       1,276           35
  Accrued investment advisory fees                   32          37            3          29           23           7            2
  Accrued administration fees                        18          24            2          13           13           3            1
  Accrued custody and accounting fees                 -           1            1           -            -           2            1
  Accrued transfer agent fees                         4           5            -           4            3           1            -
  Accrued registration fees and
     other liabilities                               13          13            9          13            9           6            6
-----------------------------------------------------------------------------------------------------------------------------------
       Total Liabilities                            251         331           23         176        8,770       1,315           45
-----------------------------------------------------------------------------------------------------------------------------------
  Net Assets                                   $259,837    $322,869      $26,654    $235,614     $197,124     $61,002      $15,582
===================================================================================================================================
ANALYSIS OF NET ASSETS:
  Capital stock                                $246,879    $308,450      $25,352    $221,664     $182,801     $58,146      $14,651
  Accumulated undistributed (distributions
     in excess of) net investment income             79          58            -        (42)         (77)           -           95
  Accumulated net realized gains (losses)
     on investments, forward foreign
     currency contracts and foreign
     currency transactions                        4,056       2,892          439       5,306        3,524         223         (33)
  Net unrealized appreciation on
     investments                                  8,823      11,469          863       8,686       10,876       2,633          849
  Net unrealized gains on translation
     of assets and liabilities denominated
     in foreign currencies                            -           -            -           -            -           -           20
-----------------------------------------------------------------------------------------------------------------------------------
  Net Assets                                   $259,837    $322,869      $26,654    $235,614     $197,124     $61,002      $15,582
===================================================================================================================================
SHARES OUTSTANDING ($.0001 PAR VALUE,
  UNLIMITED AUTHORIZATION)                       24,577      30,603        2,487      21,743       17,858       5,474        1,446

NET ASSET VALUE, REDEMPTION AND
  OFFERING PRICE PER SHARE                       $10.57      $10.55       $10.72      $10.84       $11.04      $11.14       $10.78
-----------------------------------------------------------------------------------------------------------------------------------


See Notes to the Financial Statements.

                                               NORTHERN FUNDS Semi-Annual Report

---------------------
STATEMENTS OF OPERATIONS SIX MONTHS ENDED SEPTEMBER 30, 1998 (UNAUDITED)

FIXED INCOME FUNDS

                                                                          FLORIDA                                          INT'L.
                                                  U.S.   INTERMEDIATE  INTERMEDIATE   FIXED                  CALIFORNIA    FIXED
                                                 GOV'T.   TAX-EXEMPT    TAX-EXEMPT    INCOME    TAX-EXEMPT   TAX-EXEMPT    INCOME
AMOUNTS IN THOUSANDS                              FUND       FUND          FUND        FUND        FUND       FUND<F2>      FUND
----------------------------------------------  --------   --------      --------    --------    --------     --------    --------
INVESTMENT INCOME:
  Interest income                               $ 7,115     $ 7,097       $  587     $ 6,683      $ 4,566      $1,145    $ 432<F3>
EXPENSES:
  Investment advisory fees                          917       1,160           95         805          676         178           64
  Administration fees                               183         232           19         161          135          36           11
  Transfer agent fees                               122         155           13         107           90          24            7
  Custody and accounting fees                        38          47           24          36           35          24           37
  Registration fees                                  13          20            5          16           10           5            4
  Professional fees                                  10          11            8          10            9           8            8
  Amortization of organization costs                  7          12            -           5            7           -            3
  Trustees' fees and expenses                         3           4            1           3            3           1            1
  Other                                               8           7            2           6            5           7            3
-----------------------------------------------------------------------------------------------------------------------------------
  Total Expenses                                  1,301       1,648          167       1,149          970         283          138
     Less voluntary waivers of:
       Investment advisory fees                       -        (78)          (7)           -         (45)        (12)            -
       Administration fees                        (104)       (128)         (10)        (97)         (77)        (22)          (6)
     Less reimbursement of expenses
       by Adviser                                  (97)       (128)         (43)        (86)         (82)        (47)         (50)
-----------------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                 1,100       1,314          107         966          766         202           82
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                             6,015       5,783          480       5,717        3,800         943          350
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAINS (LOSSES):
  Net realized gains (losses) on:
     Investments                                  3,106       1,455          205       5,031        1,370         208           33
     Foreign currency transactions                    -           -            -           -            -           -        (159)
  Net change in unrealized appreciation
     on investments                               6,023       4,192          409       3,743        4,026       1,814        1,235
   Net change in unrealized gains on
     translation of assets and liabilities
     denominated in foreign currencies                -           -            -           -            -           -           28
-----------------------------------------------------------------------------------------------------------------------------------
     Net Gains on Investments                     9,129       5,647          614       8,774        5,396       2,022        1,137
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                     $15,144     $11,430       $1,094     $14,491       $9,196      $2,965       $1,487
===================================================================================================================================


<F2>  Commenced investment operations on April 8, 1997.
<F3>  Net of $2 in non-reclaimable foreign withholding taxes.


See Notes to the Financial Statements.

-----------------------
STATEMENTS OF CHANGES IN NET ASSETS

FIXED INCOME FUNDS


                                                                                                                   FLORIDA
                                                                                  INTERMEDIATE                  INTERMEDIATE
                                                   U.S. GOVERNMENT                 TAX-EXEMPT                    TAX-EXEMPT
                                                        FUND                          FUND                          FUND
                                              -------------------------     -------------------------     -------------------------
                                               SIX MONTHS        YEAR        SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                                  ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                                SEPT. 30,      MAR. 31,       SEPT. 30,      MAR. 31,       SEPT. 30,      MAR. 31,
                                                  1998           1998           1998           1998           1998           1998
AMOUNTS IN THOUSANDS                           (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
-----------------------------------------     -------------------------     -------------------------     -------------------------
OPERATIONS:
  Net investment income                        $  6,015        $10,683       $  5,783        $10,833         $  480        $   783
  Net realized gains (losses) on investments,
     forward foreign currency contracts and
     foreign currency transactions                3,106          1,575          1,455          1,878            205            240
  Net change in unrealized appreciation
     (depreciation) on investments                6,023          4,821          4,192          6,039            409            538
  Net change in unrealized gains on
     translation of assets and liabilities
     denominated in foreign currencies                -              -              -              -              -              -
-----------------------------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets
       Resulting from Operations                 15,144         17,079         11,430         18,750          1,094          1,561
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
  Shares sold                                    42,556         67,042         32,045         65,294          3,779         15,147
  Shares from reinvestment of dividends             467            748            361            655            115            151
  Shares redeemed                              (21,667)       (26,587)       (13,713)       (39,967)        (3,183)        (5,548)
-----------------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets
       Resulting from Capital Share
       Transactions                              21,356         41,203         18,693         25,982            711          9,750
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
  From net investment income                    (6,015)       (10,684)        (5,783)       (10,833)          (480)          (783)
  From net realized gains                             -          (167)              -              -              -            (6)
  In excess of net investment income                  -              -              -              -              -              -
-----------------------------------------------------------------------------------------------------------------------------------
     Total Distributions Paid                   (6,015)       (10,851)        (5,783)       (10,833)          (480)          (789)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS          30,485         47,431         24,340         33,899          1,325         10,522
NET ASSETS:
  Beginning of period                           229,352        181,921        298,529        264,630         25,329         14,807
-----------------------------------------------------------------------------------------------------------------------------------
  End of period                                $259,837       $229,352       $322,869       $298,529        $26,654        $25,329
===================================================================================================================================
ACCUMULATED UNDISTRIBUTED (DISTRIBUTIONS
  IN EXCESS OF) NET INVESTMENT INCOME               $79            $79            $58            $58             $-             $-
===================================================================================================================================


                                               NORTHERN FUNDS Semi-Annual Report

                                                        FIXED                                                    CALIFORNIA
                                                       INCOME                      TAX-EXEMPT                    TAX-EXEMPT
                                                        FUND                          FUND                          FUND
                                              -------------------------     -------------------------     -------------------------
                                               SIX MONTHS        YEAR        SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                                  ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                                SEPT. 30,      MAR. 31,       SEPT. 30,      MAR. 31,       SEPT. 30,      MAR. 31,
                                                  1998           1998           1998           1998           1998         1998<F2>
AMOUNTS IN THOUSANDS                           (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
-----------------------------------------     -------------------------     -------------------------     -------------------------
OPERATIONS:
  Net investment income                        $  5,717        $ 8,421        $ 3,800       $  6,535         $  943         $  761
  Net realized gains (losses) on investments,
     forward foreign currency contracts and
     foreign currency transactions                5,031            465          1,370          3,166            208             16
  Net change in unrealized appreciation
     (depreciation) on investments                3,743          6,956          4,026          4,567          1,814            819
  Net change in unrealized gains on
     translation of assets and liabilities
     denominated in foreign currencies                -              -              -              -              -              -
-----------------------------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets
       Resulting from Operations                 14,491         15,842          9,196         14,268          2,965          1,596
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
  Shares sold                                    82,407         80,530         38,584         39,663         26,335         43,601
  Shares from reinvestment of dividends             816          1,132            213          1,345            197            125
  Shares redeemed                              (38,348)       (29,639)       (14,289)       (16,734)        (7,495)        (4,617)
-----------------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets
       Resulting from Capital Share
       Transactions                              44,875         52,023         24,508         24,274         19,037         39,109
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
  From net investment income                    (5,669)        (8,216)        (3,800)        (6,458)          (943)          (761)
  From net realized gains                             -           (86)              -        (1,159)              -            (1)
  In excess of net investment income                  -           (90)              -           (77)              -              -
-----------------------------------------------------------------------------------------------------------------------------------
     Total Distributions Paid                   (5,669)        (8,392)        (3,800)        (7,694)          (943)          (762)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS          53,697         59,473         29,904         30,848         21,059         39,943
NET ASSETS:
  Beginning of period                           181,917        122,444        167,220        136,372         39,943              -
-----------------------------------------------------------------------------------------------------------------------------------
  End of period                                $235,614       $181,917       $197,124       $167,220        $61,002        $39,943
===================================================================================================================================
ACCUMULATED UNDISTRIBUTED (DISTRIBUTIONS
  IN EXCESS OF) NET INVESTMENT INCOME             $(42)          $(90)          $(77)          $(77)             $-             $-
===================================================================================================================================

                                               NORTHERN FUNDS Semi-Annual Report


                                                    INTERNATIONAL
                                                        FIXED
                                                       INCOME
                                                        FUND
                                              -------------------------
                                               SIX MONTHS        YEAR
                                                  ENDED          ENDED
                                                SEPT. 30,      MAR. 31,
                                                  1998           1998
AMOUNTS IN THOUSANDS                           (UNAUDITED)
-----------------------------------------     -------------------------
OPERATIONS:
  Net investment income                          $  350         $  772
  Net realized gains (losses) on investments,
     forward foreign currency contracts and
     foreign currency transactions                (126)             79
  Net change in unrealized appreciation
     (depreciation) on investments                1,235          (139)
  Net change in unrealized gains on
     translation of assets and liabilities
     denominated in foreign currencies               28              4
-----------------------------------------------------------------------
     Net Increase in Net Assets
       Resulting from Operations                  1,487            716
-----------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
  Shares sold                                     1,323          2,030
  Shares from reinvestment of dividends              12            233
  Shares redeemed                                 (726)        (4,701)
-----------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets
       Resulting from Capital Share
       Transactions                                 609        (2,438)
-----------------------------------------------------------------------
DISTRIBUTIONS PAID:
  From net investment income                      (189)          (824)
  From net realized gains                             -          (139)
  In excess of net investment income                  -           (66)
-----------------------------------------------------------------------
     Total Distributions Paid                     (189)        (1,029)
 -----------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS           1,907        (2,751)
NET ASSETS:
  Beginning of period                            13,675         16,426
-----------------------------------------------------------------------
  End of period                                 $15,582        $13,675
=======================================================================
ACCUMULATED UNDISTRIBUTED (DISTRIBUTIONS
  IN EXCESS OF) NET INVESTMENT INCOME               $95          $(66)
=======================================================================


<F2> For the period April 8, 1997 (commencement of operations) through
     March 31, 1998.

See Notes to the Financial Statements.

--------------------
FINANCIAL HIGHLIGHTS

FIXED INCOME FUNDS


                                                                                  U.S. GOVERNMENT
                                                                                        FUND
                                                      ------------------------------------------------------------------------
                                                      SIX MONTHS         YEAR           YEAR           YEAR           YEAR
                                                        ENDED           ENDED          ENDED          ENDED          ENDED
                                                      SEPT. 30,        MAR. 31,       MAR. 31,       MAR. 31,       MAR. 31,
                                                         1998            1998           1997           1996           1995
                                                     (UNAUDITED)
-----------------------------------------             ------------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD                       $10.20        $  9.88         $10.06        $  9.84         $10.00

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                      0.25           0.54           0.51           0.51           0.50
  Net realized and unrealized gains (losses)
     on investments, forward foreign currency
     contracts and foreign currency transactions             0.37           0.32         (0.11)           0.29         (0.16)
------------------------------------------------------------------------------------------------------------------------------
     Total Income from Investment Operations                 0.62           0.86           0.40           0.80           0.34
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                               (0.25)         (0.53)         (0.51)         (0.51)         (0.50)
  From net realized gains                                       -         (0.01)         (0.05)         (0.07)              -
  In excess of net realized gains                               -              -         (0.02)              -              -
------------------------------------------------------------------------------------------------------------------------------
     Total Distributions Paid                              (0.25)         (0.54)         (0.58)         (0.58)         (0.50)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $10.57         $10.20        $  9.88         $10.06        $  9.84
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN<F3>                                            6.28%          8.90%          3.98%          7.65%          3.49%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period                $259,837       $229,352       $181,921       $149,062       $116,443
  Ratio to average net assets of<F4>:
     Expenses, after waivers and reimbursements             0.90%          0.90%          0.90%          0.90%          0.90%
     Expenses, before waivers and reimbursements            1.06%          1.07%          1.09%          1.10%          1.12%
     Net investment income, after waivers and
       reimbursements                                       4.92%          5.24%          5.19%          5.07%          5.20%
     Net investment income, before waivers
       and reimbursements                                   4.76%          5.07%          5.00%          4.87%          4.98%
  Portfolio Turnover Rate                                  72.08%         47.41%         83.41%        112.00%         42.29%
------------------------------------------------------------------------------------------------------------------------------


                                               NORTHERN FUNDS Semi-Annual Report


                                                                                    INTERMEDIATE
                                                                                     TAX-EXEMPT
                                                                                        FUND
                                                      ------------------------------------------------------------------------
                                                      SIX MONTHS         YEAR           YEAR           YEAR           YEAR
                                                        ENDED           ENDED          ENDED          ENDED          ENDED
                                                      SEPT. 30,        MAR. 31,       MAR. 31,       MAR. 31,       MAR. 31,
                                                         1998            1998           1997           1996           1995
                                                     (UNAUDITED)
-----------------------------------------             ------------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD                       $10.36         $10.07         $10.22         $10.03         $10.00

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                      0.19           0.40           0.40           0.41           0.40
  Net realized and unrealized gains (losses)
     on investments, forward foreign currency
     contracts and foreign currency transactions             0.20           0.29         (0.06)           0.26           0.03
------------------------------------------------------------------------------------------------------------------------------
     Total Income from Investment Operations                 0.39           0.69           0.34           0.67           0.43
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                               (0.20)         (0.40)         (0.40)         (0.41)         (0.40)
  From net realized gains                                       -              -         (0.07)         (0.07)              -
  In excess of net realized gains                               -              -         (0.02)              -              -
------------------------------------------------------------------------------------------------------------------------------
     Total Distributions Paid                              (0.20)         (0.40)         (0.49)         (0.48)         (0.40)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $10.55         $10.36         $10.07         $10.22         $10.03
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN<F3>                                            3.74%          6.95%          3.39%          6.81%          4.38%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period                $322,869       $298,529       $264,630       $244,139       $221,251
  Ratio to average net assets of<F4>:
     Expenses, after waivers and reimbursements             0.85%          0.85%          0.85%          0.85%          0.85%
     Expenses, before waivers and reimbursements            1.07%          1.07%          1.07%          1.08%          1.09%
     Net investment income, after waivers and
       reimbursements                                       3.74%          3.84%          3.90%          4.01%          4.09%
     Net investment income, before waivers
       and reimbursements                                   3.52%          3.62%          3.68%          3.78%          3.85%
  Portfolio Turnover Rate                                  32.15%         61.83%         61.39%        137.85%         78.87%
------------------------------------------------------------------------------------------------------------------------------


                                               NORTHERN FUNDS Semi-Annual Report

                                                                       FLORIDA
                                                                     INTERMEDIATE
                                                                      TAX-EXEMPT
                                                                         FUND
                                                     -----------------------------------------
                                                      SIX MONTHS         YEAR           YEAR
                                                        ENDED           ENDED          ENDED
                                                      SEPT. 30,        MAR. 31,       MAR. 31,
                                                         1998            1998         1997<F2>
                                                     (UNAUDITED)
-----------------------------------------            -----------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD                       $10.47         $10.03         $10.00

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                      0.20           0.40           0.24
  Net realized and unrealized gains (losses)
     on investments, forward foreign currency
     contracts and foreign currency transactions             0.25           0.44           0.03
------------------------------------------------------------------------------------------------
     Total Income from Investment Operations                 0.45           0.84           0.27
------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                               (0.20)         (0.40)         (0.24)
  From net realized gains                                       -              -              -
  In excess of net realized gains                               -              -              -
------------------------------------------------------------------------------------------------
     Total Distributions Paid                              (0.20)         (0.40)         (0.24)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $10.72         $10.47         $10.03
------------------------------------------------------------------------------------------------
TOTAL RETURN<F3>                                            4.40%          8.51%          2.63%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period                 $26,654        $25,329        $14,807
  Ratio to average net assets of<F4>:
     Expenses, after waivers and reimbursements             0.85%          0.85%          0.85%
     Expenses, before waivers and reimbursements            1.32%          1.41%          2.31%
     Net investment income, after waivers and
       reimbursements                                       3.80%          3.86%          3.84%
     Net investment income, before waivers
       and reimbursements                                   3.33%          3.30%          2.38%
  Portfolio Turnover Rate                                  30.26%         46.12%         50.77%
------------------------------------------------------------------------------------------------



<F2> For the period August 15, 1996 (commencement of operations) through
     March 31, 1997.
<F3> Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
<F4> Annualized for periods less than a full year.

See Notes to the Financial Statements.

---------------------
FINANCIAL HIGHLIGHTS (CONTINUED)

FIXED INCOME FUNDS

                                                                                       FIXED
                                                                                       INCOME
                                                                                        FUND
                                                      ------------------------------------------------------------------------
                                                      SIX MONTHS         YEAR           YEAR           YEAR           YEAR
                                                        ENDED           ENDED          ENDED          ENDED          ENDED
                                                      SEPT. 30,        MAR. 31,       MAR. 31,       MAR. 31,       MAR. 31,
                                                         1998            1998           1997           1996           1995
                                                     (UNAUDITED)
-----------------------------------------             ------------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD                       $10.42        $  9.86         $10.10        $  9.78         $10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                      0.29           0.59           0.57           0.58           0.62
  Net realized and unrealized gains (losses) on
     investments, forward foreign currency
     contracts and foreign currency transactions             0.41           0.56         (0.12)           0.50         (0.22)
------------------------------------------------------------------------------------------------------------------------------
     Total Income from Investment Operations                 0.70           1.15           0.45           1.08           0.40
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                               (0.28)         (0.58)         (0.56)         (0.59)         (0.62)
  From net realized gains                                       -         (0.01)         (0.10)         (0.17)              -
  In excess of net investment income                            -              -         (0.01)              -              -
  In excess of net realized gains                               -              -         (0.02)              -              -
------------------------------------------------------------------------------------------------------------------------------
     Total Distributions Paid                              (0.28)         (0.59)         (0.69)         (0.76)         (0.62)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $10.84         $10.42        $  9.86         $10.10        $  9.78
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN<F3>                                            6.78%         11.90%          4.59%         11.18%          4.16%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period                $235,614       $181,917       $122,444       $101,339        $65,929
  Ratio to average net assets of<F4>:
     Expenses, after waivers and reimbursements             0.90%          0.90%          0.90%          0.90%          0.90%
     Expenses, before waivers and reimbursements            1.07%          1.09%          1.12%          1.14%          1.18%
     Net investment income, after waivers and
       reimbursements                                       5.33%          5.71%          5.69%          5.79%          6.48%
     Net investment income, before waivers
       and reimbursements                                   5.16%          5.52%          5.47%          5.55%          6.20%
  Portfolio Turnover Rate                                  43.88%         33.55%         87.64%        116.22%         55.27%
------------------------------------------------------------------------------------------------------------------------------


                                               NORTHERN FUNDS Semi-Annual Report

                                                                                     TAX-EXEMPT
                                                                                        FUND
                                                      ------------------------------------------------------------------------
                                                      SIX MONTHS         YEAR           YEAR           YEAR           YEAR
                                                        ENDED           ENDED          ENDED          ENDED          ENDED
                                                      SEPT. 30,        MAR. 31,       MAR. 31,       MAR. 31,       MAR. 31,
                                                         1998            1998           1997           1996           1995
                                                     (UNAUDITED)
-----------------------------------------             ------------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD                       $10.73         $10.24         $10.35         $10.08         $10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                      0.23           0.47           0.50           0.48           0.48
  Net realized and unrealized gains (losses) on
     investments, forward foreign currency
     contracts and foreign currency transactions             0.31           0.57         (0.06)           0.29           0.08
------------------------------------------------------------------------------------------------------------------------------
     Total Income from Investment Operations                 0.54           1.04           0.44           0.77           0.56
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                               (0.23)         (0.47)         (0.47)         (0.48)         (0.48)
  From net realized gains                                       -         (0.08)         (0.05)         (0.02)              -
  In excess of net investment income                            -              -         (0.03)              -              -
  In excess of net realized gains                               -              -              -              -              -
------------------------------------------------------------------------------------------------------------------------------
     Total Distributions Paid                              (0.23)         (0.55)         (0.55)         (0.50)         (0.48)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $11.04         $10.73         $10.24         $10.35         $10.08
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN<F3>                                            5.07%         10.39%          4.32%          7.80%          5.78%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period                $197,124       $167,220       $136,372       $125,113       $118,690
  Ratio to average net assets of<F4>:
     Expenses, after waivers and reimbursements             0.85%          0.85%          0.85%          0.85%          0.85%
     Expenses, before waivers and reimbursements            1.08%          1.09%          1.10%          1.10%          1.11%
     Net investment income, after waivers and
       reimbursements                                       4.22%          4.42%          4.61%          4.62%          4.95%
     Net investment income, before waivers
       and reimbursements                                   3.99%          4.18%          4.36%          4.37%          4.69%
  Portfolio Turnover Rate                                  46.72%         74.32%          8.10%         60.50%         54.94%
------------------------------------------------------------------------------------------------------------------------------


                                               NORTHERN FUNDS Semi-Annual Report

                                                              CALIFORNIA
                                                              TAX-EXEMPT
                                                                 FUND
                                                      ---------------------------
                                                      SIX MONTHS         YEAR
                                                        ENDED           ENDED
                                                      SEPT. 30,        MAR. 31,
                                                         1998          1998<F2>
                                                     (UNAUDITED)
------------------------------------------            ---------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD                       $10.76         $10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                      0.22           0.41
  Net realized and unrealized gains (losses) on
     investments, forward foreign currency
     contracts and foreign currency transactions             0.38           0.76
---------------------------------------------------------------------------------
     Total Income from Investment Operations                 0.60           1.17
---------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                               (0.22)         (0.41)
  From net realized gains                                       -              -
  In excess of net investment income                            -              -
  In excess of net realized gains                               -              -
---------------------------------------------------------------------------------
     Total Distributions Paid                              (0.22)         (0.41)
---------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $11.14         $10.76
---------------------------------------------------------------------------------
TOTAL RETURN<F3>                                            5.64%         11.86%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period                 $61,002        $39,943
  Ratio to average net assets of<F4>:
     Expenses, after waivers and reimbursements             0.85%          0.85%
     Expenses, before waivers and reimbursements            1.19%          1.60%
     Net investment income, after waivers and
       reimbursements                                       3.98%          4.01%
     Net investment income, before waivers
       and reimbursements                                   3.64%          3.26%
  Portfolio Turnover Rate                                  27.12%         22.22%
---------------------------------------------------------------------------------



<F2> For the period April 8, 1997 (commencement of operations) through
     March 31, 1998.
<F3> Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
<F4> Annualized for periods less than a full year.

See Notes to the Financial Statements.

---------------------
FINANCIAL HIGHLIGHTS (CONTINUED)

FIXED INCOME FUNDS

                                                                                   INTERNATIONAL
                                                                                       FIXED
                                                                                       INCOME
                                                                                        FUND
                                                      ------------------------------------------------------------------------
                                                      SIX MONTHS         YEAR           YEAR           YEAR           YEAR
                                                        ENDED           ENDED          ENDED          ENDED          ENDED
                                                      SEPT. 30,        MAR. 31,       MAR. 31,       MAR. 31,       MAR. 31,
                                                         1998            1998           1997           1996           1995
                                                     (UNAUDITED)
-----------------------------------------             ------------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD                        $9.85         $10.08         $10.62         $10.64         $10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                      0.24           0.43           0.56           0.78           0.58
  Net realized and unrealized gains (losses) on
     investments, forward foreign currency
     contracts and foreign currency transactions             0.82           0.02         (0.40)         (0.16)           0.64
------------------------------------------------------------------------------------------------------------------------------
     Total Income from Investment Operations                 1.06           0.45           0.16           0.62           1.22
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                               (0.13)         (0.59)         (0.58)         (0.62)         (0.56)
  From net realized gains                                       -         (0.09)         (0.11)         (0.02)              -
  In excess of net investment income                            -              -              -              -         (0.02)
  In excess of net realized gains                               -              -         (0.01)              -              -
------------------------------------------------------------------------------------------------------------------------------
     Total Distributions Paid                              (0.13)         (0.68)         (0.70)         (0.64)         (0.58)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $10.78          $9.85         $10.08         $10.62         $10.64
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN<F3>                                           10.71%          4.61%          1.39%          5.84%         12.77%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period                 $15,582        $13,675        $16,426        $15,665        $13,028
  Ratio to average net assets of<F4>:
     Expenses, after waivers and reimbursements             1.15%          1.15%          1.15%          1.15%          1.15%
     Expenses, before waivers and reimbursements            1.93%          1.87%          1.96%          2.00%          2.42%
     Net investment income, after waivers and
       reimbursements                                       4.89%          4.98%          5.49%          5.75%          5.96%
     Net investment income, before waivers
       and reimbursements                                   4.11%          4.26%          4.68%          4.90%          4.69%
  Portfolio Turnover Rate                                   4.74%         30.26%         37.76%         52.05%         43.24%
------------------------------------------------------------------------------------------------------------------------------


<F3> Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
<F4> Annualized for periods less than a full year.

See Notes to the Financial Statements.

--------------------
SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

U.S. GOVERNMENT FUND

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            U.S. GOVERNMENT AGENCIES - 65.3%

            FANNIE MAE - 9.3%
   $12,000  5.625%, 3/15/01                                      $   12,289
    11,750  5.25%, 1/15/03                                           11,998
                                                                 ----------
                                                                     24,287
                                                                 ----------

            FANNIE MAE REMIC TRUST - 13.2%
     5,790  Series 1996-M7, Class A,
            6.52%, 9/17/04                                            5,987
       351  Series 1991-37, Class G,
            8.15%, 8/25/05                                              351
    10,000  Series 1997-M5, Class C,
            6.74%, 8/25/07                                           11,123
    11,250  Series 1998-24, Class QB,
            6.00%, 9/18/12                                           11,433
     2,434  Series 1996-M4, Class A,
            7.75%, 3/17/17                                            2,547
     2,499  Series 1992-200, Class E,
            6.25%, 6/25/17                                            2,504
                                                                 ----------
                                                                     33,945
                                                                 ----------

            FEDERAL HOME LOAN BANK - 9.4%
    24,000  5.50%, 7/14/00                                           24,307
                                                                 ----------


            FREDDIE MAC - 6.1%
       200  Series 1033, Class F,
            8.00%, 5/15/05                                              200
       101  Series 1614, Class E,
            5.20%, 4/15/15                                              101
     2,184  Series 1379, Class EA,
            6.00%, 5/15/16                                            2,188
    12,000  Series 2080, Class PE,
            6.00%, 11/15/21                                          12,356
       916  Pool #410092,
            7.645%, 11/1/24                                             941
                                                                 ----------
                                                                     15,786
                                                                 ----------

            FREDDIE MAC MTN - 17.8%
    12,000  5.75%, 7/15/03                                           12,525
    32,000  5.75%, 4/15/08                                           33,830
                                                                 ----------
                                                                     46,355
                                                                 ----------

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            GOVERNMENT NATIONAL MORTGAGE
            ASSOCIATION - 8.0%
      $142  Pool #268360, 10.00%, 4/15/19                        $      155
       187  Pool #270288, 10.00%, 6/15/19                               204
        51  Pool #270297, 10.00%, 6/15/19                                55
        91  Pool #302836, 10.00%, 2/15/21                                99
    19,936  Pool #484205, 6.50%, 9/15/28                             20,378
                                                                 ----------
                                                                     20,891
                                                                 ----------

            TENNESSEE VALLEY AUTHORITY - 1.5%
     3,700  Series B, Putable 7/15/01,
            6.235%, 7/15/45                                           3,996
                                                                 ----------

            Total U.S. Government Agencies
            (cost $163,260)                                         169,567
                                                                 ----------

            U.S. GOVERNMENT
            OBLIGATIONS - 23.5%

            U.S. TREASURY BOND - 10.6%
    23,650  7.50%, 2/15/05                                           27,663
                                                                 ----------

            U.S. TREASURY NOTES - 12.9%
    17,750  7.75%, 1/31/00                                           18,477
    11,175  6.625%, 6/30/01                                          11,814
     2,940  6.625%, 7/31/01                                           3,113
                                                                 ----------
                                                                     33,404
                                                                 ----------

            Total U.S. Government Obligations
            (cost $58,551)                                           61,067
                                                                 ----------

            SHORT-TERM INVESTMENT - 10.3%

    26,689  FHLB Discount Note,
            5.40%, 10/1/98
            (cost $26,689)                                           26,689
                                                                 ----------

            Total Investments - 99.1%
            (cost $248,500)                                         257,323

            Other Assets less Liabilities - 0.9%                      2,514
                                                                 ----------

            NET ASSETS - 100.0%                                  $  259,837
                                                                 ==========

See Notes to the Financial Statements.

---------------------
SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

INTERMEDIATE TAX-EXEMPT FUND

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            MUNICIPAL INVESTMENTS - 98.5%

            ALABAMA - 0.1%
      $310  Birmingham City Public Building
            Authority Revenue Refunding Bond,
            7.00%, 1/15/00                                       $      323
                                                                 ----------

            ALASKA - 2.4%
            North Slope Borough Capital Appreciation
            G.O. Refunding Bond (MBIA Insured)
     2,000     Series B, 0.00%, 6/30/00                               1,873
     4,400     Series A, 0.00%, 6/30/01                               3,964
     2,000     Series B, 0.00%, 6/30/01                               1,802
                                                                 ----------
                                                                      7,639
                                                                 ----------

            ARIZONA - 2.4%
     2,000  Maricopa County Unified School District
            No. 11 Peoria G.O. Bond, 5.60%, 7/1/07                    2,178
     5,000  Mesa City Project of 1987 G.O. Bond
            (MBIA Insured), Prerefunded,
            5.70%, 7/1/08                                             5,472
                                                                 ----------
                                                                      7,650
                                                                 ----------
            CALIFORNIA - 4.2%
     2,000  California State Health Facilities Financing
            Authority Revenue Bond, Series C
            (FSA Insured), Sutter Health Project,
            5.00%, 8/15/17                                            2,032
     5,500  California Statewide Communities
            Development Authority Revenue
            Refunding Bond, Series A-2,
            Irvine Apartment Communities,
            4.90%, Mandatory Put, 5/15/08                             5,640
     1,000  Foothill/Eastern Transportation Corridor
            Agency Toll Road Senior Lien Revenue
            Bond, Series A, 0.00%, 1/1/05                               758
     2,860  Los Angeles County COP, Correctional
            Facility Project (MBIA Insured),
            Prerefunded, 6.50%, 9/1/00                                3,079
     2,000  San Diego CTFS Water Utility Fund - Net
            System Revenue Bond (FGIC Insured),
            5.375%, 8/1/12                                            2,182
                                                                 ----------
                                                                     13,691
                                                                 ----------

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            COLORADO - 3.8%
    $2,500  Arapahoe County School District No. 5
            Cherry Creek G.O. Refunding Bond,
            Series A, 5.25%, 12/15/04                            $    2,668
            Denver City Metropolitan Major League
            Baseball Stadium District Sales
            TRB (FGIC Insured)
       310     4.15%, 10/1/00                                           313
     2,025     6.00%, 10/1/00                                         2,118
     5,750  Jefferson County School District
            No. R-001 G.O. Bond (FGIC Insured),
            Series A, 6.00%, 12/15/05                                 6,487
       610  Metropolitan Wastewater Reclamation
            District Gross Revenue Refunding Bond,
            Series B (MBIA Insured), 6.75%, 4/1/03                      683
                                                                 ----------
                                                                     12,269
                                                                 ----------

            FLORIDA - 11.3%
            Broward County School District G.O. Bond
       380     6.75%, 2/15/00                                           392
     1,000     6.00%, 2/15/06                                         1,083
     3,375  Dade County Water and Sewer System
            Revenue Bond (FGIC Insured),
            6.25%, 10/1/06                                            3,898
     1,750  Florida State Board of Education
            Capital Outlay G.O. Bond,
            5.50%, 1/1/03                                             1,869
     3,195  Florida State Dade County Road G.O.
            Refunding Bond, 5.00%, 7/1/10                             3,333
            Florida State Division of Bond Financing
            Department General Recreational Facilities
            Improvement Department of Environ-
            mental Protection Revenue Bond,
            PRSV 2000-A (AMBAC Insured)
     2,270     5.50%, 7/1/06                                          2,495
     3,000     5.50%, 7/1/07                                          3,287
     2,000  Florida State Department of Environmental
            Protection Revenue Bond, PRSV 2000-B
            (FSA Insured), 5.00%, 7/1/01                              2,072
     9,000  Inland Protection Financing Corp. S.O.
            Revenue Bond (FSA Insured),
            5.00%, 7/1/00                                             9,215
            Jacksonville Electric Authority Revenue
            Refunding Bond, St. John's River Power
            System
     1,530     Series 6-C, 6.40%, 10/1/00                             1,612
     1,500     6.50%, 10/1/01                                         1,602

See Notes to the Financial Statements.

                                               NORTHERN FUNDS Semi-Annual Report

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

INTERMEDIATE TAX-EXEMPT FUND (continued)

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            FLORIDA - 11.3% (CONT'D.)
    $5,000  Venice City Health Facilities Revenue
            Bond, Venice Hospital, Inc. Project,
            Prerefunded, 6.00%, 12/1/04                          $    5,661
                                                                 ----------
                                                                     36,519
                                                                 ----------

            GEORGIA - 6.6%
            Atlanta City Airport Facilities Revenue
            Refunding Bond (AMBAC Insured)
     1,200     5.50%, 1/1/01                                          1,247
     3,500     6.00%, 1/1/02                                          3,738
     2,500     6.00%, 1/1/04                                          2,751
            Clarke County School District
            G.O. Bond (FSA Insured)
     2,150     4.55%, 3/1/00                                          2,179
     2,000     4.75%, 3/1/02                                          2,065
     1,850  Cobb County School District G.O. Bond,
            5.00%, 2/1/03                                             1,940
     2,000  Cobb-Marietta Coliseum and Exhibition
            Hall Authority Revenue Bond (MBIA
            Insured), Prerefunded, 6.75%, 10/1/01                     2,211
       870  Gwinnett County Water and Sewer
            Authority Revenue Refunding and
            Improvement Bond, Escrowed to Maturity,
            8.20%, 8/1/99                                               912
            Municipal Electric Authority of Georgia
            General Resolution Project Revenue
            Bond (MBIA Insured)
     2,075     Series G, 5.00%, 1/1/00                                2,111
     1,000     Series A, 6.00%, 1/1/07                                1,134
     1,000  Municipal Electric Authority of Georgia
            Project, Series B (MBIA Insured),
            5.00%, 1/1/02                                             1,037
                                                                 ----------
                                                                     21,325
                                                                 ----------
            ILLINOIS - 4.9%
     3,000  Chicago City G.O. Bond (AMBAC Insured),
            5.90%, 1/1/09                                             3,322
     1,000  Chicago City Wastewater Transmission
            Revenue Bond (FGIC Insured), Prerefunded,
            6.30%, 1/1/03                                             1,113
            Illinois State Development Financing
            Authority Economic Development Revenue
            Bond, Latin School of Chicago Project
       500     5.60%, 8/1/18                                            512
     1,000     5.65%, 8/1/28                                          1,023

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            ILLINOIS - 4.9% (CONT'D.)
    $2,805  Illinois State Educational Facilities
            Authority Revenue Bond, Series A,
            Art Institute Project,
            4.65%, Mandatory Put, 3/1/05                           $  2,863
     1,750  Illinois State Educational Facilities
            Authority Revenue Bond, Reserve 3,
            4.75%, Mandatory Put, 3/1/07                              1,806
     3,000  Illinois Educational Facilities Authority
            Revenue Bond, Series B, University of
            Chicago, 4.40%, Mandatory Put, 7/1/04                     3,044
     2,530  Illinois State Capital Appreciation
            Revenue Bond, School District PG-304
            Project (FSA Insured), 0.00%, 1/1/07                      1,791
       310  McLean County Public Building
            Commission Revenue Bond, Law and
            Justice Center Project, 7.10%, 11/1/00                      331
                                                                 ----------
                                                                     15,805
                                                                 ----------

            INDIANA - 0.5%
     1,500  Tippecanoe County School
            Building Revenue Bond (MBIA Insured),
            5.50%, 7/15/01                                            1,566
                                                                 ----------

            KANSAS - 2.1%
            Burlington Environmental Improvement
            Revenue Bond, Kansas City Power and
            Light Co. Project
     2,000     Series C, 4.50%, Mandatory Put, 9/1/03                 2,022
     3,000     Series D, 4.35%, Mandatory Put, 9/1/01                 3,029
     1,700  Kansas City G.O. Refunding Bond,
            Series A (MBIA Insured), 5.20%, 9/1/06                    1,825
                                                                 ----------
                                                                      6,876
                                                                 ----------

            KENTUCKY - 2.2%
     1,380  Kentucky Economic Finance Authority
            Revenue Bond, Series A, Catholic Health
            Project, 5.50%, 12/1/05                                   1,504
     3,500  Kentucky State Property and Buildings
            Commission Revenue Refunding Bond,
            Project No. 59, 5.00%, 11/1/01                            3,630
     2,000  Kentucky State Turnpike Authority
            Economic Development Road Revenue
            Refunding Bond, Revitalization Project,
            5.50%, 1/1/01                                             2,075
                                                                 ----------
                                                                      7,209
                                                                 ----------

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            LOUISIANA - 0.8%
    $2,350  Louisiana State G.O. Refunding Bond,
            Series A, 5.00%, 4/15/02                             $    2,441
                                                                 ----------

            MARYLAND - 0.5%
     1,650  Maryland State and Local Facilities
            G.O. Bond, 4.30%, 7/15/03                                 1,690
                                                                 ----------

            MASSACHUSETTS - 3.9%
            Massachusetts State Health and
            Educational Facilities Authority Revenue
            Bond, Series A (MBIA Insured),
            Caregroup, Inc.
     1,735     5.00%, 7/1/05                                          1,832
     3,000     4.75%, 7/1/12                                          3,011
     2,625  Massachusetts State Municipal Wholesale
            Electric Company and Power Supply
            System Revenue Bond (AMBAC Insured),
            5.10%, 7/1/07                                             2,824
            Massachusetts State Water Reserve
            Authority General Revenue Bond, Series A
     2,500     7.25%, 4/1/01                                          2,672
     2,000     Prerefunded, 6.50%, 7/15/02                            2,229
                                                                 ----------
                                                                     12,568
                                                                 ----------

            MICHIGAN - 0.9%
     2,925  Detroit City G.O. Bond, Series A,
            Self-Insurance Project, 5.60%, 5/1/01                     3,042
                                                                 ----------

            MISSISSIPPI - 0.9%
       600  Mississippi State G.O. Bond, Series E,
            5.00%, 9/1/02                                               628
     2,000  Mississippi State G.O. Refunding Bond,
            6.05%, 8/15/03                                            2,197
                                                                 ----------
                                                                      2,825
                                                                 ----------

            NEBRASKA - 0.3%
     1,000  Nebraska State Public Power District
            Supply System Revenue Bond, Series B,
            4.80%, 1/1/03                                             1,036
                                                                 ----------

            NEVADA - 0.1%
       310  Nevada State Bank Municipal
            G.O. Bond, Project No. 3-C, Escrowed
            to Maturity, 7.625%, 5/1/01                                 336
                                                                 ----------

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            NEW HAMPSHIRE - 0.2%
      $620  Manchester City G.O. Refunding Bond,
            Series B, 4.70%, 7/1/01                              $      637
                                                                 ----------

            NEW JERSEY - 1.2%
     3,500  New Jersey State G.O. Bond, Series E,
            5.00%, 7/15/04                                            3,714
                                                                 ----------

            NEW MEXICO - 0.5%
       610  Bernalillo County G.O. Bond,
            3.875%, 8/1/03                                              612
     1,000  Santa Fe City Revenue Bond,
            Series A (AMBAC Insured),
            Prerefunded, 6.30%, 6/1/04                                1,123
                                                                 ----------
                                                                      1,735
                                                                 ----------

            NEW YORK - 14.9%
     3,735  Middletown City School District G.O.
            Bond (FGIC Insured), 4.75%, 11/1/00                       3,824
     2,730  New York City G.O. Bond, Series C-1
            (AMBAC Insured), Prerefunded,
            6.40%, 8/1/02                                             3,028
     2,000  New York City G.O. Bond, Series C-1
            (MBIA Insured), Prerefunded,
            6.375%, 8/1/02                                            2,216
     8,405  New York City G.O. Bond, Series G,
            5.00%, 8/1/04                                             8,816
     7,115  New York City Municipal Assistance Corp.
            Revenue Bonds, Series E, 4.70%, 7/1/02                    7,354
            New York City Transitional Financing
            Authority Future Tax Secured Revenue
            Bond
     5,200     5.00%, 8/1/05                                          5,473
     1,005     Series B, 4.75%, 11/15/14                              1,005
     4,795  New York City Transitional Financing
            Authority Future Tax Secured Revenue
            Bond, Series B (FGIC Insured),
            4.75%, 11/15/13                                           4,846
     1,000  New York City Unlimited G.O. Bond,
            Series A, 4.75%, 8/1/03                                   1,033
            New York State Dormitory Authority
            Revenue Refunding Bond, Series A
     2,500     5.40%, 5/15/02                                         2,629
     2,500     5.50%, 5/15/03                                         2,664
            New York State G.O. Refunding Bond
     2,500     6.625%, 8/1/01                                         2,695
     1,000     Series C, 6.00%, 10/1/06                               1,127


See Notes to the Financial Statements.

                                               NORTHERN FUNDS Semi-Annual Report

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

INTERMEDIATE TAX-EXEMPT FUND (continued)

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            NEW YORK - 14.9% (CONT'D.)
    $1,250  New York State Urban Development
            Corp. Sub Lien Revenue Bond,
            5.50%, 7/1/16                                        $    1,309
                                                                 ----------
                                                                     48,019
                                                                 ----------

            NORTH CAROLINA - 3.2%
     2,000  North Carolina State G.O. Bond,
            4.75%, 4/1/04                                             2,099
     1,000  North Carolina State Health Care
            Facilities Revenue Bond, Series A, Duke
            University Health System, 4.40%, 6/1/07                   1,017
     7,500  North Carolina State Hospital Revenue
            Bond, Series A, Pitt County Memorial
            Hospital, 4.75%, 12/1/28                                  7,164
                                                                 ----------
                                                                     10,280
                                                                 ----------

            OKLAHOMA - 1.0%
     2,850  Grand River Dam Authority Revenue
            Refunding Bond (MBIA Insured),
            5.70%, 6/1/05                                             3,147
                                                                 ----------

            OREGON - 1.6%
       540  Clackamas and Washington Counties
            School District No. 003 G.O. Bond,
            7.00%, 8/1/02                                               602
            Washington County School District
            No. 48J G.O. Bond
       850     Series B, 4.10%, 9/1/02                                  863
     3,445     5.00%, 8/1/06                                          3,689
                                                                 ----------
                                                                      5,154
                                                                 ----------

            PENNSYLVANIA - 4.0%
     3,000  Pennsylvania State Intergovernmental
            Authority Special TRB (FGIC Insured),
            Escrowed to Maturity, 6.00%, 6/15/02                      3,188
     1,000  Pennsylvania State Unlimited G.O.
            Refunding Bond (AMBAC Insured),
            5.125%, 9/15/02                                           1,051
     2,630  Philadelphia City Hospitals and Higher
            Education Facilities Revenue Bond, Series A,
            Jefferson Health System (MBIA Insured),
            5.25%, 5/15/11                                            2,791
     3,300  Philadelphia City Intergovernmental
            Funding Special TRB (FGIC Insured),
            Prerefunded, 6.75%, 6/15/05                               3,848

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            PENNSYLVANIA - 4.0% (CONT'D.)
    $1,910  St. Mary Hospital Authority Revenue
            Bond, Series A, Bucks County Catholic
            Health Initiatives, 5.00%, 12/1/05                   $    2,023
                                                                 ----------
                                                                     12,901
                                                                 ----------

            PUERTO RICO - 1.3%
     4,000  Puerto Rico Commonwealth Public
            Improvement G.O. Refunding Bond,
            5.00%, 7/1/05                                             4,227
                                                                 ----------

            SOUTH CAROLINA - 2.4%
     3,500  Columbia Waterworks and Sewer System
            Capital Appreciation Revenue Bond,
            0.00%, 2/1/03                                             2,972
            South Carolina State Public Service
            Authority Revenue Refunding Bond,
            Series B (FGIC Insured)
     2,650     6.50%, 1/1/04                                          2,973
     1,700     6.50%, 1/1/05                                          1,938
                                                                 ----------
                                                                      7,883
                                                                 ----------

            TENNESSEE - 2.9%
            Memphis City Electric System Revenue
            Refunding Bond
     5,000     5.625%, 1/1/02                                         5,286
     2,000     5.80%, 1/1/03                                          2,156
     1,870  Nashville and Davidson Counties
            Metropolitan Government G.O. Bond,
            4.50%, 5/15/02                                            1,919
                                                                 ----------
                                                                      9,361
                                                                 ----------

            TEXAS - 6.1%
     2,570  Carrollton Farmers Branch Independent
            School District G.O. Bond (PSF Insured),
            5.00%, 2/15/10                                            2,693
     2,000  El Paso City Independent School District
            Capital Appreciation G.O. Bond (PSF
            Insured), 0.00%, 2/15/02                                  1,758
     7,450  Harris County Revenue Refunding Senior
            Sub Lien Toll Road Bond (AMBAC Insured),
            4.95%, 8/15/06                                            7,924
     2,955  Houston Independent School District
            Capital Appreciation Revenue Bond, Series B
            (AMBAC Insured), West Side Project,
            0.00%, 9/15/01                                            2,641

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            TEXAS - 6.1% (CONT'D.)
      $165  San Antonio Electric and Gas Revenue
            Refunding Bond, 7.00%, 2/1/01                        $      169
     1,035  Texas Municipal Power Agency Revenue
            Refunding Bond (MBIA Insured),
            5.75%, 9/1/02                                             1,108
     3,320  Texas State University Systems Revenue
            Refunding Bond, Series B (FSA Insured),
            4.625%, 3/15/10                                           3,372
                                                                 ----------
                                                                     19,665
                                                                 ----------

            UTAH - 4.3%
    11,000  Utah State G.O. Bond, Series A,
            5.00%, 7/1/06                                            11,795
     2,000  Utah State Intermountain Power Agency
            Power Supply Revenue Refunding Bond,
            Series D, 5.00%, 7/1/21                                   1,978
                                                                 ----------
                                                                     13,773
                                                                 ----------

            VIRGINIA - 2.2%
     3,250  Arlington County G.O. Bond,
            5.80%, 12/1/02                                            3,514
     3,230  Virginia State G.O. Bond,
            5.375%, 6/1/05                                            3,519
                                                                 ----------
                                                                      7,033
                                                                 ----------

            WASHINGTON - 2.3%
       550  Kitsap County School District No. 401
            G.O. Bond, Series A, 6.05%, 12/1/00                         577
       310  Pierce County School District No. 003
            Puyallup G.O. Bond, Series A,
            7.75%, 12/1/01                                              346
       310  Pierce Fife County School District No. 417
            G.O. Bond, Series A, 7.85%, 12/1/01                         347
       450  Seattle Limited Tax G.O. Bond,
            7.00%, 3/1/01                                               484
       500  Snohomish County School District
            No. 015 Edmonds G.O. Bond,
            7.00%, 12/1/01                                              547
     5,000  Washington State Public Power Supply
            System Nuclear Project No. 2 Revenue
            Bond, Series A, 5.00%, 7/1/03                             5,205
                                                                 ----------
                                                                      7,506
                                                                 ----------

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            WISCONSIN - 2.5%
    $1,850  Milwaukee County Unlimited G.O. Bond,
            Series A (MBIA Insured), 5.25%, 10/1/01              $    1,932
     4,415  Wisconsin State G.O. Refunding Bond,
            Series 3, 6.125%, 11/1/06                                 5,057
     1,000  Wisconsin State Health and Educational
            Facilities Authority Revenue Bond,
            Children's Hospital of Wisconsin, Inc.
            (AMBAC Insured), 5.625%, 2/15/12                          1,103
                                                                 ----------
                                                                      8,092
                                                                 ----------

            Total Municipal Investments
            (cost $306,468)                                         317,937
                                                                 ----------

NUMBER
OF SHARES
(000S)
---------

            SHORT-TERM INVESTMENTS - 0.3%

        34  AIM Tax Free Cash Reserve Fund                               34
       956  Provident Municipal Fund                                    956
                                                                 ----------

            Total Short-Term Investments
            (cost $990)                                                 990
                                                                 ----------

            Total Investments - 98.8%
            (cost $307,458)                                         318,927

            Other Assets less Liabilities - 1.2%                      3,942
                                                                 ----------

            NET ASSETS - 100.0%                                  $  322,869
                                                                 ==========

See Notes to the Financial Statements.

                                               NORTHERN FUNDS Semi-Annual Report

--------------------
SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

FLORIDA INTERMEDIATE TAX-EXEMPT FUND

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            MUNICIPAL INVESTMENTS - 96.5%

            FLORIDA - 96.5%
      $200  Broward County School District G.O.
            Bond, Series 1988, 7.00%, 2/15/99                    $      203
       100  Charlotte County Utility Systems
            Revenue Refunding Bond, Series 1994
            (FGIC Insured), 5.50%, 10/1/00                              104
     1,695  Dade County G.O. Bond (FGIC Insured),
            5.13%, 11/1/17                                            1,759
       225  Dade County Public Service Tax Revenue
            Refunding Bond (FSA Insured),
            5.00%, 10/1/01                                              234
       500  Dade County Sales TRB (AMBAC Insured),
            6.00%, 10/1/01                                              533
     2,000  Dade County School District G.O.
            Unlimited Tax Bond (MBIA Insured),
            5.00%, 2/15/11                                            2,099
       400  Dade County Seaport Revenue
            Refunding Bond (MBIA Insured),
            6.50%, 10/1/10                                              484
       150  Duval County School District G.O.
            Bond, Series 1992 (AMBAC Insured),
            6.13%, 8/1/04                                               163
     1,150  Florida State Board of Education
            Capital Outlay Revenue Bond,
            Series 1989 A, Prerefunded, 7.25%, 6/1/00                 1,240
            Florida State Board of Education Capital
            Outlay Revenue Bond
       100     Series 1992 B, 5.30%, 6/1/03                             106
     1,440     Series 1998 A, 5.25%, 1/1/08                           1,539
     1,000  Florida State Board of Education
            Capital Outlay Revenue Bond, Series 1987 C,
            Escrowed to Maturity, 6.00%, 5/1/03                       1,076
       500  Florida State Department of
            Transportation Right of Way Revenue
            Refunding Bond, 6.00%, 7/1/04                               556
     1,250  Florida State Finance Department
            General Services Revenue Bond, Series A
            (FSA Insured), 5.50%, 7/1/09                              1,396
       750  Florida State Finance Department General
            Services Revenue Bond, Series A
            (MBIA Insured), 5.25%, 7/1/10                               805
       200  Florida State Municipal Power Agency
            Revenue Bond, Power Supply Project
            (AMBAC Insured), Prerefunded,
            6.25%, 10/1/01                                              218

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            FLORIDA - 96.5% (CONT'D.)
      $350  Florida State Municipal Power Agency
            Revenue Bond, St. Lucie Project
            (FGIC Insured), 5.40%, 10/1/05                       $      375
       250  Florida State Sunshine Skyway
            Revenue Refunding Bond, Series 1991,
            6.40%, 7/1/04                                               269
     1,000  Gainesville City Utility Systems
            Revenue Refunding Bond,
            Series 1979 A, 6.20%, 10/1/02                             1,058
       500  Hillsborough County Aviation Authority
            Revenue Bond (FGIC Insured),
            6.60%, 10/1/03                                              525
       500  Inland Protection Financing Corp. S.O.
            Revenue Bond (FSA Insured),
            5.00%, 7/1/00                                               512
       500  Jacksonville City Health Facilities Authority
            Revenue Bond, Series A (MBIA Insured),
            Charity Obligation Group Project,
            5.00%, 8/15/11                                              525
       700  Jacksonville Electric Authority Revenue
            Refunding Bond, Series 16, St. John River
            Issue 2, 5.00%, 10/1/03                                     737
       450  Kissimmee City Suburban Water
            and Sewer System Revenue Refunding
            Bond (AMBAC Insured), 5.75%, 10/1/01                        476
       100  Kissimmee City Utility Authority
            Electric System Revenue Refunding
            Bond, Series 1991 (FGIC Insured),
            Prerefunded, 6.50%, 10/1/01                                 110
       370  Lee County Refunding Bond, Series A
            (MBIA Insured), 5.75%, 10/1/11                              422
       500  Manatee County Public Utilities Revenue
            Bond, Series 1991 A (MBIA Insured),
            Prerefunded, 6.75%, 10/1/01                                 553
     1,000  Manatee County School Boards COP,
            (MBIA Insured), Series A, 4.85%, 7/1/12                   1,023
       100  Miami City G.O. Bond, Series 1992
            (FGIC Insured), 5.90%, 12/1/07                              114
     1,000  Miami-Dade County S.O. Refunding
            Subordinate Bond, Series 1997 A
            (MBIA Insured), 0.00%, 10/1/14                              462
       200  Orange County Tourist Development TRB,
            Series 1992 B (AMBAC Insured),
            5.90%, 10/1/00                                              209

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------
            FLORIDA - 96.5% (CONT'D.)
            Orlando City Utilities Commission Water
            and Electric Revenue Refunding Bond
      $100     Series 1992, 5.75%, 10/1/05                       $      111
     1,000     Series 1992, 5.90%, 10/1/08                            1,147
     1,000  Osceola County Capital Improvements
            Revenue Refunding Bond
            (MBIA Insured), 4.00%, 9/1/01                             1,011
       900  Polk County Utility System Revenue
            Refunding Bond (FGIC Insured),
            5.00%, 10/1/10                                              952
       250  Reedy Creek Improvement District
            Refunding Bond, Series 1991 A,
            6.00%, 6/1/02                                               266
       400  Santa Rosa Bay Bridge Authority
            Capital Appreciation Bond,
            Series 1996 A, 0.00%, 7/1/06                                284
       200  Sunrise City Utility Systems Revenue
            Bond, Series 1996 A (AMBAC Insured),
            0.00%, 10/1/01                                              179
     1,000  Tampa Bay Water Utilities System Revenue
            Bond, Series 1998 A (FGIC Insured),
            5.125%, 10/1/16                                           1,027
       750  Tampa City Sports Authority Revenue
            Bond, Stadium Project (MBIA Insured),
            6.00%, 1/1/06                                               847
                                                                 ----------

            Total Municipal Investments
            (cost $24,846)                                           25,709
                                                                 ----------

NUMBER
OF SHARES
(000S)
---------

            SHORT-TERM INVESTMENT - 1.7%

       451  Federated Tax Free Trust Money
            Market Fund #15
            (cost $451)                                                 451
                                                                 ----------

            Total Investments - 98.2%
            (cost $25,297)                                           26,160

            Other Assets less Liabilities - 1.8%                        494
                                                                 ----------

            NET ASSETS - 100.0%                                  $   26,654
                                                                 ==========

See Notes to the Financial Statements.

                                               NORTHERN FUNDS Semi-Annual Report

--------------------
SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

FIXED INCOME FUND

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            ASSET BACKED SECURITIES - 19.9%

    $5,000  Banc One Credit Card Master Trust,
            7.80%, 12/15/00                                      $    5,012
     5,815  California Infrastructure PG&E-1,
            Series 1997-1, Class A5,
            6.25%, 6/25/04                                            6,060
       869  Chevy Chase Auto Receivables Trust,
            Series 1997-2, Class A,
            6.35%, 1/15/04                                              877
     2,372  Contimortgage Net Interest Margin Notes,
            Series 1998-A, Class A,
            7.92%, 3/16/28<F2>                                        2,362
       854  Delta Funding Mortgage Corp., I.O.,
            Series 1991-1, Class A-4,
            3.24%, 3/15/06<F2>                                            4
       145  DLJ Mortgage Acceptance Corp.,
            7.25%, 5/25/24                                              153
     4,325  First Union-Lehman Brothers-Bank of
            America, Series 1998-C2, Class A2,
            6.56%, 11/18/08                                           4,500
     3,352  IMC Excess Cashflow Securities Trust,
            Series 1997-A, Class A,
            7.41%, 11/26/28<F2>                                       3,283
     4,840  Mortgage Capital Funding, Inc.,
            Series 1998-MC1, Class A2,
            6.66%, 1/18/08                                            5,123
       756  Olympic Automobile Receivables,
            7.875%, 7/15/01                                             763
     1,738  PNC Mortgage Securities Corp.,
            8.09%, 4/28/27<F2>                                        1,798
     2,203  Residential Asset Securitization Trust,
            Series 1997-A8 C, Class A3,
            7.00%, 10/25/27                                           2,220
     1,029  The Money Store Trust,
            Series 1997-1, 7.36%, 5/16/01<F2>                         1,039
     3,785  TMS Auto Grantor Trust,
            Series 1997-3, Class A2,
            6.12%, 12/20/03                                           3,813
            Western Financial Grantor Trust
       250     Series 1994-4, Class A-1, 7.10%, 1/1/00                  251
     1,414     Series 1995-4, Class A-1, 6.20%, 2/1/02                1,424
     8,000  WFO Financial Owner Trust,
            Series 1998-B, Class A3,
            5.95%, 7/20/01                                            8,080
                                                                 ----------

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            Total Asset Backed Securities
            (cost $46,202)                                       $   46,762
                                                                 ----------

            CORPORATE/GOVERNMENT BONDS
            AND NOTES - 31.1%

            BROKERAGE SERVICES - 2.1%
            Lehman Brothers Holdings MTN
    $2,650     7.375%, 5/15/00                                        2,669
     1,350     6.90%, 1/29/01                                         1,351
     1,000     6.625%, 12/27/02                                         996
                                                                 ----------
                                                                      5,016
                                                                 ----------

            FINANCIAL SERVICES - 10.1%
     6,450  Asian Development Bank,
            6.375%, 10/1/28                                           7,346
     7,750  CIT Group, Inc.,
            5.85%, 5/26/00                                            7,857
     7,500  Ford Motor Credit Co.,
            6.00%, 1/14/03                                            7,724
       765  Lumberman's Mutual Casualty Co.,
            8.45%, 12/1/97                                              929
                                                                 ----------
                                                                     23,856
                                                                 ----------

            FOREIGN GOVERNMENT BOND - 1.8%
     3,675  Quebec, Province of Canada,
            7.22%, 7/22/36                                            4,258
                                                                 ----------

            INDUSTRIAL INSTRUMENTS - 6.9%
     1,473  Coca-Cola Enterprise,
            7.00%, 10/1/26                                            1,613
     3,900  Grand Metropolitan Investment Corp.,
            7.45%, 4/15/35                                            4,558
     4,540  Penney (J.C.) & Co., Inc.,
            6.90%, 8/15/26                                            4,798
     5,000  WMX Technologies, Inc.,
            7.10%, 8/1/26                                             5,370
                                                                 ----------
                                                                     16,339
                                                                 ----------

            INSURANCE SERVICES - 6.1%
     2,900  Anthem Insurance, Inc.,
            9.00%, 4/1/27<F2>                                         3,383
     3,910  Lumberman's Mutual Casualty Co.,
            9.15%, 7/1/26<F2>                                         4,700

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            INSURANCE SERVICES - 6.1% (CONT'D.)
    $5,550  Prudential Insurance,
            8.30%, 7/1/25<F2>                                    $    6,394
                                                                 ----------
                                                                     14,477
                                                                 ----------

            PETROLEUM PRODUCTS - 1.3%
     3,450  Petrozuata Finance, Inc.,
            8.22%, 4/1/17<F2>                                         3,105
                                                                 ----------

            PRINTING AND PUBLISHING - 0.1%
        19  Berkshire Hathaway, Inc.,
            9.75%, 1/15/18                                               20
                                                                 ----------

            TRANSPORTATION - 2.7%
     5,950  Burlington Northern Santa Fe Corp.,
            6.53%, 7/15/37                                            6,243
                                                                 ----------

            Total Corporate/Government Bonds
            and Notes
            (cost $70,002)                                           73,314
                                                                 ----------

            U.S. GOVERNMENT AGENCIES - 5.4%

            COLLATERALIZED MORTGAGE OBLIGATIONS - 0.8%
            FHLMC - 0.6%
       212     Series 1248, Class B,
               7.00%, 3/15/22                                           220
       440     Series 1591, Class FH,
               7.00%, 9/15/22                                           448
       810     Series 1591, Class SH,
               5.03%, 9/15/22                                           792
                                                                 ----------
                                                                      1,460
                                                                 ----------

            FNMA REMIC TRUSTS - 0.2%
    14,878  Series 1997-20, I.O.,
            5.64%, 3/25/27                                              392
                                                                 ----------

            MORTGAGE BACKED SECURITIES - 4.6%
         1  FHLMC, 6.50%, 6/1/04                                          1
         1  GNMA, 11.50%, 3/15/99                                         1
    10,691  GNMA, 6.50%, 7/15/28                                     10,928
                                                                 ----------
                                                                     10,930
                                                                 ----------

            Total U.S. Government Agencies
            (cost $12,998)                                           12,782
                                                                 ----------

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            U.S. GOVERNMENT OBLIGATIONS - 35.5%

            U.S. TREASURY BONDS
 $     825     6.625%, 7/31/01                                   $      873
    36,370     7.50%, 2/15/05                                        42,542
    10,000     6.625%, 5/15/17                                       11,520
    18,215     7.125%, 2/15/23                                       22,993
     5,000     6.125%, 11/15/27                                       5,764
                                                                 ----------

            Total U.S. Government Obligations
            (cost $78,293)                                           83,692
                                                                 ----------
            FLOATING RATE BANK NOTES - 4.3%

     6,200  Lloyds Bank PLC, 6.19%, 12/15/98                          5,318
     5,900  National Westminster Bank,
            5.81%, 11/28/98                                           4,801
                                                                 ----------

            Total Floating Rate Bank Notes
            (cost $10,488)                                           10,119
                                                                 ----------

            SHORT-TERM INVESTMENT - 0.1%

       283  Berliner Handels und Frankfurter,
            5.938%, 10/1/98
            (cost $283)                                                 283
                                                                 ----------

            Total Investments - 96.3%
            (cost $218,266)                                         226,952

            Other Assets less Liabilities - 3.7%                      8,662
                                                                 ----------

            NET ASSETS - 100.0%                                  $  235,614
                                                                 ==========

<F2> These private placement securities may require registration under the
     Securities Act of 1933 or an exemption therefrom in order to effect sale in the ordinary course of business. At September 30, 1998, the value of these securities amounted to approximately $26,068,000 or 11.1% of net assets.

See Notes to the Financial Statements.

                                               NORTHERN FUNDS Semi-Annual Report

--------------------
SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

TAX-EXEMPT FUND

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            MUNICIPAL INVESTMENTS - 99.7%

            ARIZONA - 4.3%
   $   320  Cochise County School District No. 68,
            Sierra Vista G.O. Bond (FGIC Insured),
            9.00%, 7/1/03                                        $      391
     1,500  Maricopa County Industrial Development
            Authority Hospital Facilities Improvement
            Bond, Mayo Clinic Hospital,
            5.25%, 11/15/37                                           1,531
     3,000  Maricopa County School District No. 41,
            Gilbert G.O. Bond, 6.25%, 7/1/15                          3,313
     1,260  Maricopa County School District No. 69,
            Paradise Valley G.O. Bond, Series 1991 B,
            8.50%, 7/1/06                                             1,629
     1,500  Maricopa County Unified School District
            No. 11, Peoria Project 1991 G.O. Bond,
            5.50%, 7/1/10                                             1,607
                                                                 ----------
                                                                      8,471
                                                                 ----------

            CALIFORNIA - 10.2%
     4,315  California State Health Facilities Financing
            Authority Revenue Bond, 5.125%, 7/1/18                    4,316
            California State Public Works Board Lease
            Revenue Bond,
     1,150     Series 1991 A - Calpatria,
               6.10%, 9/1/02                                          1,249
     4,000     Series 1993 E - Madera,
               5.50%, 6/1/15                                          4,406
     3,500  California Statewide Communities
            Development Authority Revenue Refunding
            Bond, Series A-2, Irvine Apartment
            Communities, 4.90%, 5/15/25                               3,589
        90  Fresno City Sewer System Revenue Bond,
            Series 1993 A-1 (AMBAC Insured),
            4.75%, 9/1/21                                                91
     2,760  Los Angeles City Convention and Exhibition
            Center Authority COP,
            Prerefunded, 9.00%, 12/1/05                               3,670
     1,000  Los Angeles County Metropolitan
            Transportation Authority Sales TRB,
            Series B (AMBAC Insured),
            4.75%, 7/1/18                                             1,001
     1,500  Los Angeles County Public Works
            Financing Authority Regional Park and
            Space Revenue Bond, 4.50%, 10/1/05                        1,571

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            CALIFORNIA - 10.2% (CONT'D.)
   $   230  Walnut Valley Unified School District
            G.O. Bond, Series 1991 A (MBIA Insured),
            Escrowed to Maturity, 6.00%, 8/1/13                  $      268
                                                                 ----------
                                                                     20,161
                                                                 ----------

            COLORADO - 1.9%
     3,500  Denver City and County G.O. Refunding
            Bond, Series A, 5.25%, 8/1/06                             3,799
                                                                 ----------

            CONNECTICUT - 0.3%
       460  Connecticut State Transportation
            Infrastructure Special TRB, Series 1990 A,
            7.125%, 6/1/10                                              578
                                                                 ----------

            FLORIDA - 7.2%
     3,670  Broward County G.O. Bond,
            10.00%, 7/1/14                                            5,702
       480  Florida State Board of Education Capital
            Outlay G.O. Bond, Series 1985,
            9.125%, 6/1/14                                              701
     1,500  Florida State Board of Education Capital
            Outlay School Improvement Bond,
            Series A, 5.50%, 1/1/05                                   1,633
     2,500  Florida State Division of Bond Financing
            Department General Recreational Facilities
            Improvement Department of Environmental
            Protection Revenue Bond, PRSV 2000,
            Series A (AMBAC Insured), 5.75%, 7/1/08                   2,822
     1,000  Florida State Division of Bond Financing
            Department General Recreational Facilities
            Improvement Department of Environmental
            Protection Revenue Bond PRSV 2000,
            Series A (MBIA Insured), 6.00%, 7/1/05                    1,125
     1,750  Orlando City Utilities Commission
            Water and Electric Revenue Refunding
            Bond, Series 1989 D, 6.75%, 10/1/17                       2,177
                                                                 ----------
                                                                     14,160
                                                                 ----------

            GEORGIA - 2.7%
     1,500  Fulton County Water and Sewer Revenue
            Bond (FGIC Insured), 4.75%, 1/1/28                        1,465
     2,300  Georgia State Municipal Electric
            Authority Power Revenue Bond,
            Series 1992 B (FGIC Insured),
            6.375%, 1/1/16                                            2,770

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            GEORGIA - 2.7% (CONT'D.)
    $1,120  Gwinnett County School District
            G.O. Bond, Series 1993, 4.00%, 2/1/12                $    1,060
                                                                 ----------
                                                                      5,295
                                                                 ----------

            ILLINOIS - 11.0%
            Chicago City G.O. Bond, Series 1993 B
            (AMBAC Insured)
     1,835     5.125%, 1/1/15                                         1,934
     4,610     5.125%, 1/1/22                                         4,818
     1,480  Chicago City Water Revenue Refunding
            Bond, Series 1993 (FGIC Insured),
            4.125%, 11/1/13                                           1,417
     5,000  Chicago Midway Airport Revenue
            Refunding Bond, Series A (AMT)
            (MBIA Insured), 5.125%, 1/1/35                            4,987
     3,000  Chicago Midway Airport Revenue
            Refunding Bond, Series A (MBIA Insured),
            5.50%, 1/1/29                                             3,175
            Chicago O'Hare Airport Revenue
            Bond FRN, American Airlines
            (Royal Bank of Canada LOC)
       800     Series 1983 C, 4.20%, 10/1/98                            800
     1,100     Series 1983 D, 4.20%, 10/1/98                          1,100
            Illinois State Development Financing
            Authority Economic Development Revenue
            Bond, Latin School of Chicago Project,
       350     5.60%, 8/1/18                                            358
       730     5.65%, 8/1/28                                            747
     1,000  Illinois State Development Financing
            Authority PCR Refunding Bond
            (MBIA Insured), 5.40%, 3/1/28                             1,022
     1,250  Illinois State Educational Facilities
            Authority Revenue Bonds, Series B,
            University of Chicago, 4.40%, 7/1/25                      1,268
                                                                 ----------
                                                                     21,626
                                                                 ----------

            INDIANA - 5.7%
       970  Hamilton County Public Building
            Corporation First Mortgage Bond,
            7.25%, 8/1/13                                             1,238
       420  Indiana State Municipal Power
            Agency Revenue Bond, Series 1993 B
            (MBIA Insured), 6.00%, 1/1/12                               486
     1,290  Indiana State Office Building Capital
            Complex Revenue Bond, Series 1990 B
            (MBIA Insured), 7.40%, 7/1/15                             1,703

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            INDIANA - 5.7% (CONT'D.)
    $3,305  Indiana State Transportation Authority
            Airport Finance Lease Revenue Bond,
            Series 1995 A, 5.50%, 11/1/12                        $    3,496
            Indianapolis City Gas Revenue
            Bond, Series 1986 B (FGIC Insured),
       400     5.00%, 6/1/06                                            427
       910     4.00%, 6/1/08                                            904
       970     3.50%, 6/1/18                                            820
     2,000  Marion County Convention and
            Recreational Facility Authority Excise TRB,
            Series A (AMBAC Insured), 7.00%, 6/1/21                   2,183
                                                                 ----------
                                                                     11,257
                                                                 ----------

            KANSAS - 1.9%
            Burlington City Environmental
            Improvement Revenue Refunding Bond,
            Kansas City Power & Light Co. Project,
     2,000     Series D, 4.35%, Mandatory Put, 9/1/01                 2,019
     1,650     Series C, 4.50%, Mandatory Put, 9/1/03                 1,668
                                                                 ----------
                                                                      3,687
                                                                 ----------

            MASSACHUSETTS - 1.6%
     3,000  Massachusetts Grant Anticipation Notes
            Series A, 5.50%, 6/15/14                                  3,234

            MICHIGAN - 1.7%
     1,250  Michigan State Hospital Finance
            Authority Revenue Bond, Series A,
            Oakwood, 5.00%, 8/15/31                                   1,234
     2,000  University of Michigan Hospital Revenue
            Refunding Bond, Series A-1,
            5.25%, 12/1/09                                            2,154
                                                                 ----------
                                                                      3,388
                                                                 ----------

            MINNESOTA - 1.0%
     2,000  Northern Municipal Power Agency
            Minnesota Electric Systems Revenue
            Refunding Bond, Series B
            (AMBAC Insured), 4.75%, 1/1/20                            1,971
                                                                 ----------

            MISSISSIPPI - 0.6%
     1,000  Mississippi State G.O. Refunding Bond,
            Series B 5.90%, 11/15/08                                  1,150
                                                                 ----------

See Notes to the Financial Statements.

                                               NORTHERN FUNDS Semi-Annual Report

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

TAX-EXEMPT FUND (continued)

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            MISSOURI - 3.0%
    $5,000  Missouri State Health and Educational
            Facilities Revenue Bonds, BJC Health
            Systems, 5.00%, 5/15/38                              $    4,890
     1,000  University of Missouri Health Facilities
            Revenue Bond, Series A, University of
            Missouri Health Systems (AMBAC Insured),
            5.125%, 11/1/28                                           1,008
                                                                 ----------
                                                                      5,898
                                                                 ----------

            MONTANA - 0.1%
       190  University of Montana Higher Education
            Revenue Bond, Series A (MBIA Insured),
            4.50%, 11/15/15                                             186
                                                                 ----------

            NEBRASKA - 2.2%
     4,000  Nebraska State Public Power District
            Revenue Bond, Series A (MBIA Insured),
            5.25%, 1/1/06                                             4,309
                                                                 ----------

            NEVADA - 2.6%
     1,000  Carson City School District G.O.
            Refunding Bond, Series 1993
            (AMBAC Insured), 4.50%, 4/1/11                            1,001
     1,150  Clark County Sanitation District
            G.O. Bond, Series A (AMBAC Insured),
            Prerefunded, 6.60%, 7/1/02                                1,274
       580  Nevada State G.O. Refunding
            Bond, Project 20-23A, Escrowed to
            Maturity (Colld. by U.S. Government
            Securities), 7.20%, 7/1/06                                  611
     2,000  Washoe County Airport Authority
            Revenue Bond, Series A (MBIA Insured),
            5.70%, 7/1/26                                             2,181
                                                                 ----------
                                                                      5,067
                                                                 ----------

            NEW JERSEY - 1.3%
            New Jersey State Health Care Facilities
            Finance Authority Revenue Refunding
            Bond, Series A, Hackensack University
            Medical Center, (MBIA Insured),
     1,000     5.375%, 1/1/13                                         1,074
     1,500     5.375%, 1/1/14                                         1,583
                                                                 ----------
                                                                      2,657
                                                                 ----------


PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            NEW YORK - 17.7%
            New York City G.O. Refunding Bond
    $1,500     Series A, 5.00%, 8/1/05                           $    1,579
     4,000     Series F, 5.00%, 9/15/06                               4,265
     1,000     Series D, 5.75%, 8/1/07                                1,110
     6,750     Series J, 5.00%, 8/1/23                                6,702
     5,000  New York City Municipal Water
            Financing Authority Water and Sewer
            System Refunding Revenue Bond,
            Series A (MBIA Insured), 5.50%, 6/15/23                   5,223
            New York City Transitional Financing
            Authority Future Tax Secured Revenue Bond,
     1,500     Series B, 4.75%, 11/15/18                              1,475
     1,500     Series C, 4.75%, 5/2/23                                1,468
     1,500     Series B, 4.50%, 11/15/27                              1,419
     5,500  New York State Power Authority Revenue
            Refunding Bond, 5.00%, 2/15/04                            5,791
     1,000  New York State Urban Development Corp.
            Refunding Bond (Colld. by HUD 236),
            5.50%, 7/1/16                                             1,048
     3,000  New York State Urban Development Corp.
            Revenue Bond Correctional Facilities
            Service Contract, Series A, 5.00%, 1/1/28                 2,959
     1,750  Triborough Bridge and Tunnel Authority
            Special Obligation Revenue Refunding
            Bond (MBIA Insured), 5.125%, 1/1/16                       1,819
                                                                 ----------
                                                                     34,858
                                                                 ----------

            NORTH CAROLINA - 4.5%
       610  North Carolina State Eastern Municipal
            Power Agency Revenue Refunding Bond,
            Series 1991 A, Escrowed to Maturity,
            6.50%, 1/1/18                                               749
     3,850  North Carolina State Eastern Municipal
            Power Agency Revenue Refunding Bond,
            Series 1993B, 7.00%, 1/1/08                               4,517
     2,000  North Carolina State Medical Care
            Community Hospital Revenue Bond,
            First Health of the Carolinas,
            4.75%,10/1/26                                             1,911
     1,750  North Carolina State Medical Care
            Community Hospital Revenue Bond,
            Gaston Health Care, 5.00%, 2/15/29                        1,713
                                                                 ----------
                                                                      8,890
                                                                 ----------

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            OHIO - 2.9%
    $3,000  Cleveland City Waterworks Revenue
            Refunding Improvement Bond,
            Series I (FSA Insured), 5.25%, 1/1/13                $    3,188
     2,500  Scioto County Marine Terminal Revenue
            Refunding Bond, Norfolk Southern Corp.
            Project, 5.30%, 8/15/13                                   2,547
                                                                 ----------
                                                                      5,735
                                                                 ----------

            OKLAHOMA - 0.8%
     1,380  McGee Creek Water Authority Revenue
            Bond, Series 1992 (MBIA Insured),
            6.00%, 1/1/13                                             1,599
                                                                 ----------

            OREGON - 0.7%
     1,000  Medford City Hospital Facilities Authority
            Revenue Bonds, Series A, Asante Health
            Systems, (MBIA Insured), 5.375%, 8/15/12                  1,074
       230  Oregon State G.O. Bond, Series 66,
            10.50%, 6/1/02                                              283
                                                                 ----------
                                                                      1,357
                                                                 ----------

            PENNSYLVANIA - 2.7%
     5,000  Pennsylvania State G.O. Bond, Series 1,
            5.00%, 3/1/05                                             5,301
                                                                 ----------

            SOUTH CAROLINA - 4.1%
     5,000  Piedmont County Municipal Power Agency
            Electric Revenue Bond, Series 1996 A,
            6.55%, 1/1/16                                             5,009
     3,000  South Carolina State Public Service
            Authority Revenue Refunding Bond,
            Series A (MBIA Insured), 5.00%, 1/1/19                    3,036
                                                                 ----------
                                                                      8,045
                                                                 ----------

            TENNESSEE - 2.3%
     1,000  Nashville and Davidson Counties
            Metropolitan Government Revenue
            Refunding Bond, Prerefunded,
            6.15%, 5/15/02                                            1,099
     1,500  Nashville and Davidson County Metropolitan
            Government Revenue Refunding Bond,
            Series A (FGIC Insured), 4.75%, 1/1/22                    1,475
     2,000  Tennessee State Energy Acquisition Corp.
            Gas Revenue Bond, Series B (AMBAC Insured),
            4.50%, 9/1/08                                             2,039
                                                                 ----------
                                                                      4,613
                                                                 ----------

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            TEXAS - 1.5%
    $1,030  Colorado River Municipal Water District
            Water Revenue Bonds,
            Prerefunded, 9.50%, 1/1/01                           $    1,158
       800  Harris County Health Facility
            Development Corp. Revenue Refunding
            FRN, Series 1994, Methodist Hospital,
            4.20%, 10/1/98                                              800
     1,030  Texas State Coastal Industrial Water
            Authority Revenue Bond, Escrowed to
            Maturity (Colld. by U.S. Government
            Securities), 6.375%, 12/15/07                             1,093
                                                                 ----------
                                                                      3,051
                                                                 ----------

            UTAH - 1.3%
     2,500  Utah State Intermountain Power Agency
            Power Supply Revenue Refunding Bond,
            Series D, 5.00%, 7/1/21                                   2,473
                                                                 ----------

            WASHINGTON - 0.8%
     1,500  Washington State Public Power Supply
            System Revenue Refunding Bond,
            Series A, 5.125%, 7/1/18                                  1,503
                                                                 ----------

            WISCONSIN - 1.1%
     2,200  Menomonee Falls BAN, 4.10%, 12/1/99                       2,204
                                                                 ----------

            Total Municipal Investments
            (cost $185,647)                                         196,523
                                                                 ----------

NUMBER
OF SHARES
(000S)
---------

            SHORT-TERM INVESTMENTS - 3.4%

       861  AIM Tax Free Cash Reserve Fund                              861
     5,901  Provident Municipal Fund                                  5,901
                                                                 ----------

            Total Short-Term Investments
            (cost $6,762)                                             6,762
                                                                 ----------

            Total Investments - 103.1%
            (cost $192,409)                                         203,285

            Liabilities less Other Assets (3.1)%                    (6,161)
                                                                 ----------

            NET ASSETS - 100.0%                                  $  197,124
                                                                 ==========

See Notes to the Financial Statements.

                                               NORTHERN FUNDS Semi-Annual Report

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

CALIFORNIA TAX-EXEMPT FUND

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            MUNICIPAL INVESTMENTS - 99.2%

            CALIFORNIA - 95.9%
    $  450  Anaheim PFA Lease Revenue Bond,
            Import Project, Series C (FSA Insured),
            6.00%, 9/1/09                                        $      517
       250  Anaheim PFA Tax Allocation Revenue
            Bond, Series A, Redevelopment Project
            (MBIA Insured), 5.25%, 2/1/18                               262
     1,000  California State Department of
            Transportation Refunding COP, Series A
            (MBIA Insured), 5.25%, 3/1/16                             1,059
       750  California State Department of Water Bond,
            Series O, 4.75%,12/1/16                                     757
       150  California State G.O. Bond,
            6.60%, 2/1/10                                               182
     2,000  California State Health Facilities Financing
            Authority Revenue Bond, Northern
            California Presbyterian, 5.125%, 7/1/18                   2,001
     1,500  California State Health Facilities Financing
            Authority Revenue Bond, Series A
            (FSA Insured), UCSF-Stanford Health Care,
            5.00%, 11/15/18                                           1,519
     1,500  California State Health Facility Financing
            Authority Revenue Bond, Series B (AMBAC
            Insured), UCSF-Stanford Health Care,
            5.00%, 11/15/10                                           1,595
     1,000  California State Health Facility Financing
            Authority Revenue Bond, Series A (MBIA
            Insured), Catholic HealthCare West,
            5.00%, 7/1/17                                             1,026
            California State Health Facility Financing
            Authority Revenue Bond, Sutter Health
            (FSA Insured)
       500     Series C, 5.00%, 8/15/17                                 508
     1,000     Series A, 5.00%, 8/15/37                                 997
     1,000  California State Public Works Board Lease
            Revenue Refunding Bond, Series A,
            California Community College,
            5.25%, 12/1/16                                            1,055
     3,545  California State Public Works Board Lease
            Revenue Bond, Series A, Trustee of
            California State University, 5.25%, 10/1/14               3,673
     1,000  California State Public Works Board Lease
            Revenue Refunding Bond, Series B,
            California Community College (AMBAC
            Insured), 5.625%, 3/1/16                                  1,064

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            CALIFORNIA - 95.9% (CONT'D.)
    $1,000  California Statewide Communities
            Development Authority Revenue
            Refunding Bond, Series A-2,
            Irvine Apartment Communities,
            4.90%, Mandatory Put, 5/15/08                        $    1,025
     1,500  Contra Costa Transportation Authority
            Sales TRB, Series A (FGIC Insured),
            5.50%, 3/1/02                                             1,594
       400  Dry Creek Joint Elementary School District
            G.O. Bond, Series A (FSA Insured),
            0.00%, 8/1/09                                               252
     2,000  East Bay Municipal Utility District Water
            System Revenue Bond,
            5.25%, 6/1/16                                             2,128
       150  Escondido Unified High School District
            G.O. Bond (MBIA Insured),
            5.60%, 11/1/09                                              169
       515  Fillmore Unified School District
            G.O. Bond, Series A (FGIC Insured),
            0.00%, 7/1/10                                               307
       200  Folsom School Facilities Projects
            G.O. Bond, Series D (FGIC Insured),
            5.70%, 8/1/13                                               225
       295  Fontana Unified School District
            G.O. Bond, Series D (FGIC Insured),
            0.00%, 5/1/02                                               282
       375  Foothill/Eastern Transportation Corridor
            Agency Toll Road Senior Lien Revenue
            Bond, Series A, 0.00%, 1/1/05                               284
     1,160  Fremont Unified School District Refunding
            G.O. Bond, Series A, Alameda County,
            0.00%, 8/1/13                                               581
     1,000  Galt Schools Joint Powers Authority
            Revenue Refunding Bond, Series A,
            High School and Elementary School
            Projects (MBIA Insured), 5.75%, 11/1/16                   1,118
       200  Imperial Irrigation District Refunding COP,
            Electricity System Project (MBIA Insured),
            5.20%, 11/1/09                                              220
       200  Lemoore Unified High School District G.O.
            Bond (AMBAC Insured), 6.00%, 1/1/12                         234
       550  Los Angeles Convention and Exhibition
            Center Authority Lease Revenue Refunding
            Bond, Series A, 6.125%, 8/15/11                             650

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            CALIFORNIA - 95.9% (CONT'D.)
   $   500  Los Angeles County COP, Correctional
            Facility Project, Prerefunded,
            6.50%, 9/1/00                                        $      538
       300  Los Angeles County Metropolitan
            Transportation Authority Sales TRB,
            Series A (MBIA Insured), 5.125%, 7/1/10                     324
     1,000  Los Angeles County Metropolitan
            Transportation Authority Sales TRB, Series B
            (AMBAC Insured), 4.75%, 7/1/18                            1,001
     1,000  Los Angeles County Public Works Financing
            Authority Revenue Bond, Series A, Regional
            Park and Open Spaces District Project,
            5.50%, 10/1/10                                            1,115
       200  Los Angeles Department of Water and
            Power Electricity Plant Revenue Refunding
            Bond (FGIC Insured), 4.75%, 8/15/17                         201
       405  Los Angeles Department of Water and
            Power Waterworks Revenue Refunding
            Bond (FGIC Insured), 4.50%, 5/15/14                         403
        40  Los Angeles Harbor Department Revenue
            Bond, 7.60%, 10/1/18                                         53
       450  Los Angeles Unified School District G.O.
            Bond, Series A (FGIC Insured), 6.00%, 7/1/15                524
     2,000  Metropolitan Water District Southern
            California G.O. Refunding Bond, Series A,
            5.25%, 3/1/13                                             2,156
            Metropolitan Water District Southern
            California Waterworks Revenue Bond
     1,000     Series A, 5.00%, 7/1/15                                1,041
     1,000     Series A, 5.00%, 7/1/26                                1,007
       300     Series C, 5.125%, 7/1/12                                 320
       200  Metropolitan Water District Southern
            California Waterworks Revenue Refunding
            Bond, Series B (MBIA Insured),
            5.00%, 7/1/14                                               208
     1,500  Modesto Revenue COP, Water System
            Improvement Project (AMBAC Insured),
            Prerefunded, 6.25%, 10/1/01                               1,647
     1,420  Modesto Revenue Refunding COP, Water
            Utility System Refining Project (FGIC
            Insured), 5.125%, 10/1/17                                 1,475
       720  Monrovia Unified School District G.O.
            Bond, Series A (MBIA Insured),
            0.00%, 8/1/10                                               428

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            CALIFORNIA - 95.9% (CONT'D.)
   $   250  M-S-R Public Power Agency Revenue
            Refunding Bond, Series G, San Juan Project
            (MBIA Insured), 5.25%, 7/1/11                        $      271
       200  Oakland G.O. Bond, Measure I
            (FGIC Insured), 5.60%, 12/15/14                             221
     2,000  Oakland City Building Authority Lease
            Revenue Bond, Series A (AMBAC Insured),
            Elihu M. Harris Office Building,
            5.00%, 4/1/15                                             2,076
     1,750  Paramount Unified School District G.O.
            Bond, Series A (FSA Insured),
            5.125%, 9/1/19                                            1,806
       195  Pomona Unified School District Refunding
            G.O. Bond, Series A (MBIA Insured),
            5.45%, 2/1/06                                               216
     1,500  Poway Unified School District Special Tax
            Community Facilities District No. 1 Bond
            (MBIA Insured), 4.875%, 10/1/17                           1,519
       500  Redding Joint Powers Financing Authority
            Electrical Systems Revenue Bond, Series A
            (MBIA Insured), 5.25%, 6/1/15                               532
       500  Riverside County Transportation
            Community Sales TRB, Series A
            (FGIC Insured), 6.00%, 6/1/05                               567
       250  Riverside Sewer Revenue Refunding Bond
            (FGIC Insured), 5.00%, 8/1/11                               269
     1,000  Sacramento County Generation Authority
            Project Revenue Refunding Bond (MBIA
            Insured), 5.25%, 7/1/12                                   1,076
     1,000  Sacramento County Airport System Revenue
            Refunding Bond, Series A (FGIC Insured),
            5.00%, 7/1/18                                             1,020
     1,000  Sacramento Municipal Utility District
            Electric Revenue Bond, Series L (AMBAC
            Insured), 5.20%, 7/1/16                                   1,057
     1,530  Salinas Sanitary Sewer Systems Revenue
            Bond (FGIC Insured), 5.00%, 8/1/20                        1,539
     1,000  San Diego County Regional Transportation
            Sales TRB, Series A (AMBAC Insured),
            6.00%, 4/1/06                                             1,145
     1,000  San Diego County Water Authority
            Revenue Refunding COP, Series A,
            4.75%, 5/1/14                                             1,015
     1,000  San Diego CTFS Water Utility Fund -
            Net System Revenue Bond (FGIC Insured),
            5.375%, 8/1/10                                            1,100

 See Notes to the Financial Statements.

                                               NORTHERN FUNDS Semi-Annual Report

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

CALIFORNIA TAX-EXEMPT FUND (continued)


PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            CALIFORNIA - 95.9% (CONT'D.)
            San Diego Public Facilities Financing
            Authority Sewer Revenue Bond
            (FGIC Insured)
    $  250     Series A, 5.20%, 5/15/11                          $      270
       450     Series B, 5.375%, 5/15/17                                481
       200  San Diego Unified School District COP,
            Series A, Capital Projects, 5.00%, 7/1/00                   205
     1,000  San Francisco Bay Area Rapid Transit
            District Sales Refunding TRB,
            5.25%, 7/1/17                                             1,061
       700  Santa Clara County Financing Authority
            Lease Revenue Multiple Facilities Project
            Bond, Series A (AMBAC Insured),
            4.40%, 5/15/10                                              716
            Santa Rosa Wastewater Revenue Refunding
            Bond (FGIC Insured)
       200     4.75%, 9/1/16                                            202
        35     Series A, 5.25%, 9/1/16                                   37
     1,000  University of California Revenue Refunding
            Bond, Series E (MBIA Insured), Multiple
            Purpose Project, 5.125%, 9/1/17                           1,039
       230  West Basin Municipal Water District
            Revenue Refunding COP, Series 1992A
            (AMBAC Insured), 5.25%, 8/1/11                              248
     1,000  West & Central Basin Financing Authority
            Revenue Bond (AMBAC Insured),
            Prerefunded, 6.125%, 8/1/02                               1,111
                                                                 ----------
                                                                     58,524
                                                                 ----------

            PUERTO RICO - 3.3%
     1,000  Puerto Rico Commonwealth Highway and
            Transportation Authority Revenue Bond,
            Series A (AMBAC Insured),
            5.00%, 7/1/28                                             1,007
     1,000  Puerto Rico Commonwealth Infrastructure
            Financing Authority Special TRB, Series A
            (AMBAC Insured), 5.00%, 7/1/21                            1,007
                                                                 ----------
                                                                      2,014
                                                                 ----------
            Total Municipal Investments
            (cost $57,905)                                           60,538
                                                                 ----------


NUMBER
OF SHARES                                                             VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------


            SHORT-TERM INVESTMENTS - 0.2%

       100  Federated California Municipal Cash
            Trust Money Market Fund                              $      100
         7  Smith Barney Municipal Bond Fund
            California Portfolio                                          7
                                                                 ----------

            Total Short-Term Investments
            (cost $107)                                                 107
                                                                 ----------

            Total Investments - 99.4%
            (cost $58,012)                                           60,645

            Other Assets less Liabilities - 0.6%                        357
                                                                 ----------

            NET ASSETS - 100.0%                                  $   61,002
                                                                 ==========

See Notes to the Financial Statements.

--------------------
SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

INTERNATIONAL FIXED INCOME FUND

PRINCIPAL AMOUNT/
LOCAL CURRENCY                                                        VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            DEBT OBLIGATIONS - 88.4%

            AUSTRALIAN DOLLAR - 2.2%
       490  Commonwealth of Australia,
            10.00%, 10/15/02                                     $      346

            BELGIAN FRANC - 1.9%
     8,175  Kingdom of Belgium,
            7.50%, 7/29/08                                              299

            BRITISH POUND STERLING - 18.6%
       125  Abbey National PLC,
            6.00%, 8/10/99                                              210
       350  BAA PLC,
            7.875%, 2/10/07                                             649
       375  Lloyds Bank PLC,
            7.375%, 3/11/04                                             662
            Treasury of Great Britain
       325     7.50%, 12/7/06                                           644
       300     8.00%, 6/7/21                                            737
                                                                 ----------
                                                                      2,902
                                                                 ----------

            CANADIAN DOLLAR - 4.1%
       500  Government of Canada,
            7.50%, 12/1/03                                              367
       375  Province of Ontario,
            7.25%, 9/27/05                                              272
                                                                 ----------
                                                                        639
                                                                 ----------

            DANISH KRONE - 4.7%
     3,850  Kingdom of Denmark,
            8.00%, 3/15/06                                              735
                                                                 ----------

            FRENCH FRANC - 6.1%
     2,300  Electric de France,
            8.60%, 4/9/04                                               501
     2,250  Government of France,
            5.50%, 4/25/07                                              446
                                                                 ----------
                                                                        947
                                                                 ----------

            GERMAN MARK - 15.4%
            Federal Republic of Germany
     1,100     7.50%, 11/11/04                                          788
     1,175     6.25%, 1/4/24                                            847
       500  LKB Global Bond,
            6.00%, 5/10/99                                              303

PRINCIPAL AMOUNT/
LOCAL CURRENCY                                                        VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            GERMAN MARK - 15.4% (CONT'D.)
       330  Republic of Austria,
            8.00%, 1/30/02                                       $      224
       380  Republic of Finland,
            5.50%, 2/9/01                                               237
                                                                 ----------
                                                                      2,399
                                                                 ----------

            ITALIAN LIRA - 11.8%
 2,500,000  Republic of Italy,
            8.50%, 4/1/04                                             1,839
                                                                 ----------

            JAPANESE YEN - 8.8%
    55,000  Asian Development Bank,
            5.00%, 2/5/03                                               478
    15,000  European Investment Bank,
            5.875%, 11/26/99                                            118
    80,000  International Bank for
            Reconstruction and Development,
            4.50%, 3/20/03                                              687
    10,000  Japanese Development Bank,
            6.50%, 9/20/01                                               86
                                                                 ----------
                                                                      1,369
                                                                 ----------

            NETHERLANDS GUILDER - 5.7%
            Treasury of the Netherlands
       500     8.50%, 3/15/01                                           295
     1,000     5.75%, 2/15/07                                           595
                                                                 ----------
                                                                        890
                                                                 ----------

            SPANISH PESETA - 6.8%
            Government of Spain
    51,000     11.30%, 1/15/02                                          442
    65,000     10.00%, 2/28/05                                          610
                                                                 ----------
                                                                      1,052
                                                                 ----------

            SWEDISH KRONA - 1.5%
     1,500  Kingdom of Sweden,
            10.25%, 5/5/03                                              237
                                                                 ----------

            UNITED STATES DOLLAR - 0.8%
       100  U.S. Treasury Bond,
            7.125%, 2/15/23                                             126
                                                                 ----------

            Total Debt Obligations
            (cost $12,931)                                           13,780
                                                                 ----------

See Notes to the Financial Statements.

                                               NORTHERN FUNDS Semi-Annual Report

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

INTERNATIONAL FIXED INCOME FUND (continued)

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            SHORT-TERM INVESTMENTS - 8.5%

            UNITED STATES DOLLAR
      $623  Berlinger Handels und Frankfurter,
            5.938%, 10/1/98                                      $      623
       698  FHLB Discount Note,
            5.40%, 10/1/98                                              698
                                                                 ----------

            Total Short-Term Investments
            (cost $1,321)                                             1,321
                                                                 ----------

            Total Investments - 96.9%
            (cost $14,252)                                           15,101

            Other Assets less Liabilities - 3.1%                        481
                                                                 ----------

            NET ASSETS - 100.0%                                  $   15,582
                                                                 ==========

See Notes to the Financial Statements.

--------------------
STATEMENTS OF ASSETS AND LIABILITIES SEPTEMBER 30, 1998 (UNAUDITED)

EQUITY FUNDS


                                                                                                        INT'L.    INT'L.
                                            INCOME     STOCK    GROWTH    SELECT    MID CAP    SMALL    GROWTH    SELECT     TECH-
AMOUNTS IN THOUSANDS,                       EQUITY     INDEX    EQUITY    EQUITY    GROWTH      CAP     EQUITY    EQUITY    NOLOGY
EXCEPT PER SHARE DATA                        FUND      FUND      FUND      FUND      FUND      FUND      FUND      FUND      FUND
--------------------------------            -------   -------   -------   -------   -------   -------   -------   -------   -------
ASSETS:
  Investments, at value (cost $104,249,
     $99,423, $384,385, $113,738, $25,105,
     $276,181, $168,069, $102,558
     and $121,345, respectively)          $106,267  $107,558  $472,646  $129,207   $23,693  $278,738  $169,210  $108,455  $138,369
  Cash and foreign currencies                    2         1         1         -         1         1         -     1,292         1
  Income receivable                            481       131       373        92         3       171       276       100        20
  Receivable for foreign tax withheld            -         -         -         -         -         -       461       125         -
  Receivable for securities sold               141         -     1,683         -       777       366     6,453     3,362         -
  Receivable for fund shares sold               64       829       221       168         -       395       560        75       192
  Receivable from Adviser                        3         3         6         3         6         6         3         3         -
  Deferred organization costs, net of
     accumulated amortization                    4         -         6         3         -         5         5         5         -
  Prepaid and other assets                      12        13        22        13        30        18        15         9        16
-----------------------------------------------------------------------------------------------------------------------------------
       Total Assets                        106,974   108,535   474,958   129,486    24,510   279,700   176,983   113,426   138,598
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
  Due to Custodian                               -       132        28         3         -         -     2,064         -         -
  Payable for securities purchased             461       345       402       264     1,347       135     1,681     5,905     2,581
  Payable for fund shares redeemed              98       100       198        30         -       261        72       105        34
  Accrued investment advisory fees              15         7        68        19         3        39        29        18        23
  Accrued administration fees                    9         4        33         8         1        29        13         8        13
  Accrued custody and accounting fees            -         6         -         -         1         8         -         1         -
  Accrued transfer agent fees                    2         2         8         2         -         5         3         2         2
  Accrued registration fees and other
     liabilities                                15         8        20         9        10        18        17         9         8
-----------------------------------------------------------------------------------------------------------------------------------
       Total Liabilities                       600       604       757       335     1,362       495     3,879     6,048     2,661
-----------------------------------------------------------------------------------------------------------------------------------
  Net Assets                              $106,374  $107,931  $474,201  $129,151   $23,148  $279,205  $173,104  $107,378  $135,937
===================================================================================================================================
ANALYSIS OF NET ASSETS:
  Capital stock                            $98,040   $98,755  $338,336  $104,932   $27,503  $260,379  $162,949   $95,962  $112,094
  Accumulated undistributed
     (distributions in excess of)
     income (loss)                              82        42       177        47      (40)       411     (939)     (270)     (556)
  Accumulated undistributed net
     realized gains (losses) on
     investments, options, futures
     and foreign currency transactions       6,234     1,053    47,674     8,703   (2,903)    15,957     9,889     5,790     7,375
  Net unrealized appreciation
     (depreciation) on investments,
     options and futures contracts           2,018     8,081    88,014    15,469   (1,412)     2,458     1,141     5,897    17,024
  Net unrealized gains (losses) on
     translation of assets and
     liabilities denominated in
     foreign currencies                          -         -         -         -         -         -        64       (1)         -
-----------------------------------------------------------------------------------------------------------------------------------
  Net Assets                              $106,374  $107,931  $474,201  $129,151   $23,148  $279,205  $173,104  $107,378  $135,937
===================================================================================================================================

SHARES OUTSTANDING ($.0001 PAR VALUE,
  UNLIMITED AUTHORIZATION)                   8,749     7,785    26,889     7,174     2,773    21,775    16,203     9,369     7,772

NET ASSET VALUE, REDEMPTION AND
  OFFERING PRICE PER SHARE                  $12.16    $13.86    $17.64    $18.00     $8.35    $12.82    $10.68    $11.46    $17.49
-----------------------------------------------------------------------------------------------------------------------------------


See Notes to the Financial Statements.

                                               NORTHERN FUNDS Semi-Annual Report

--------------------
STATEMENTS OF OPERATIONS SIX MONTHS ENDED SEPTEMBER 30, 1998 (UNAUDITED)

EQUITY FUNDS

                                                                                                        INT'L.    INT'L.
                                            INCOME     STOCK    GROWTH    SELECT    MID CAP    SMALL    GROWTH    SELECT     TECH-
                                            EQUITY     INDEX    EQUITY    EQUITY    GROWTH      CAP     EQUITY    EQUITY    NOLOGY
AMOUNTS IN THOUSANDS                         FUND      FUND      FUND      FUND    FUND<F5>    FUND      FUND      FUND      FUND
--------------------------------            -------   -------   -------   -------   -------   -------   -------   -------   -------
INVESTMENT INCOME:
  Interest income                          $ 1,104    $  167   $   405    $   58     $  41    $  162    $  340    $  190    $  139
  Dividend income                            1,462       771     2,336       570        14     1,701     1,560     1,133        81
-----------------------------------------------------------------------------------------------------------------------------------
     Total Investment Income                 2,566       938 2,741<F2>       628        55     1,863 1,900<F3> 1,323<F4>       220
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees                     576       321     2,502       809        95     2,036     1,143       723       744
  Administration fees                           86        80       375       101        14       255       143        90        93
  Transfer agent fees                           58        54       250        67         9       170        95        60        62
  Custody and accounting fees                   29        62        62        33        21        71       116        87        30
  Professional fees                              9         9        12         9        19        11        10         9         9
  Registration fees                              8        13        13        10         7        12         8         6         9
  Amortization of organization costs             5         -         6         4         -         5         6         5         -
  Trustees' fees and expenses                    2         2         5         2         1         4         3         2         2
  Other                                          3         3        13         4         5        11         7         4         5
  Total Expenses                               776       544     3,238     1,039       171     2,575     1,531       986       954
     Less voluntary waivers of:
       Investment advisory fees               (86)     (107)     (375)     (236)      (14)     (594)     (191)     (120)     (124)
       Administration fees                    (47)      (50)     (214)      (59)      (10)     (132)      (80)      (50)      (51)
     Less reimbursement of expenses
       by Adviser                             (67)      (92)     (147)      (70)      (52)     (152)      (69)      (63)       (3)
-----------------------------------------------------------------------------------------------------------------------------------
     Net Expenses                              576       295     2,502       674        95     1,697     1,191       753       776
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                 1,990       643       239      (46)      (40)       166       709       570     (556)
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES):
  Net realized gains (losses) on:
     Investments                             1,378       244    34,272         9   (2,903)     9,417     8,421    10,776     4,327
     Futures contracts                           -     (462)   (1,280)         -         -   (1,619)         -         -         -
     Foreign currency transactions               -         -         -         -         -         -     (122)      (86)         -
  Net change in unrealized appreciation
     (depreciation) on investments,
     options and futures contracts        (15,657)   (8,861)  (60,604)   (8,253)   (1,412)  (93,864)  (24,975)  (21,176)   (2,300)
  Net change in unrealized losses on
     translation of assets and
     liabilities denominated in foreign
     currencies                                  -         -         -         -         -         -     (529)      (34)         -
-----------------------------------------------------------------------------------------------------------------------------------
     Net Gains (Losses) on Investments    (14,279)   (9,079)  (27,612)   (8,244)   (4,315)  (86,066)  (17,205)  (10,520)     2,027
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS              $(12,289)  $(8,436) $(27,373)  $(8,290)  $(4,355) $(85,900) $(16,496)  $(9,950)    $1,471
===================================================================================================================================


<F2>  Net of $34 in non-reclaimable foreign withholding taxes.
<F3>  Net of $117 in non-reclaimable foreign withholding taxes.
<F4>  Net of $80 in non-reclaimable foreign withholding taxes.
<F5>  Commenced investment operations after the close of business on March 31, 1998.

See Notes to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

EQUITY FUNDS



                                              INCOME EQUITY          STOCK INDEX           GROWTH EQUITY          SELECT EQUITY
                                                  FUND                   FUND                  FUND                   FUND
                                         --------------------- ---------------------   --------------------- ---------------------
                                          SIX MONTHS    YEAR     SIX MONTHS    YEAR    SIX MONTHS    YEAR     SIX MONTHS    YEAR
                                             ENDED      ENDED      ENDED      ENDED       ENDED      ENDED      ENDED      ENDED
                                           SEPT. 30,  MAR. 31,   SEPT. 30,   MAR. 31,   SEPT. 30,  MAR. 31,   SEPT. 30,   MAR. 31,
                                             1998       1998        1998       1998       1998       1998        1998       1998
AMOUNTS IN THOUSANDS                      (UNAUDITED)           (UNAUDITED)            (UNAUDITED)           (UNAUDITED)
------------------------------------     --------------------- ---------------------   --------------------- ---------------------
OPERATIONS:
  Net investment income (loss)              $ 1,990    $ 3,397     $  643      $  707     $  239     $  718     $ (46)      $  142
  Net realized gains (losses) on
     investments, options, futures
     contracts and foreign currency
     transactions                             1,378      9,548      (218)       2,831     32,992     47,640          9      18,422
  Net change in unrealized appreciation
     (depreciation) on investments,
     options, futures contracts and
     forward foreign currency contracts    (15,657)     13,166    (8,861)      18,305   (60,604)    102,175    (8,253)      17,761
  Net change in unrealized gains (losses)
     on translation of assets and
     liabilities denominated in
     foreign currencies                           -          -          -           -          -          -          -           -
-----------------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net
       Assets Resulting from Operations    (12,289)     26,111    (8,436)      21,843   (27,373)    150,533    (8,290)      36,325
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
  Shares sold                                13,192     30,293     49,455      71,265     52,804     85,630     26,762      48,932
  Shares from reinvestment of dividends         281      7,604        271       2,579         30     35,735          -       9,808
  Shares redeemed                          (10,312)   (12,408)   (26,643)    (34,323)   (30,888)   (55,984)   (15,857)    (20,167)
-----------------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net
       Assets Resulting from Capital
       Share Transactions                     3,161     25,489     23,083      39,521     21,946     65,381     10,905      38,573
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
  From net investment income                (2,060)    (3,307)      (623)       (697)      (154)      (670)          -       (123)
  From net realized gains                         -    (7,833)          -     (2,600)          -   (38,067)          -    (11,916)
  In excess of net investment income              -          -          -           -          -          -          -           -
-----------------------------------------------------------------------------------------------------------------------------------
     Total Distributions Paid               (2,060)   (11,140)      (623)     (3,297)      (154)   (38,737)          -    (12,039)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS    (11,188)     40,460     14,024      58,067    (5,581)    177,177      2,615      62,859
NET ASSETS:
  Beginning of period                       117,562     77,102     93,907      35,840    479,782    302,605    126,536      63,677
-----------------------------------------------------------------------------------------------------------------------------------
  End of period                            $106,374   $117,562   $107,931     $93,907   $474,201   $479,782   $129,151    $126,536
===================================================================================================================================
ACCUMULATED UNDISTRIBUTED (DISTRIBUTIONS
  IN EXCESS OF) NET INVESTMENT
  INCOME (LOSS)                                 $82       $152        $42         $22       $177        $92        $47         $93
===================================================================================================================================


                                               NORTHERN FUNDS Semi-Annual Report


                                            MIDCAP                                           INTERNATIONAL
                                            GROWTH               SMALL CAP                   GROWTH EQUITY
                                             FUND                   FUND                          FUND
                                        ---------------  --------------------------    --------------------------
                                          SIX MONTHS     SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                             ENDED          ENDED          ENDED          ENDED          ENDED
                                           SEPT. 30,      SEPT. 30,      MAR. 31,       SEPT. 30,      MAR. 31,
                                             1998           1998           1998           1998           1998
AMOUNTS IN THOUSANDS                    (UNAUDITED)<F2>                 (UNAUDITED)                   (UNAUDITED)
-----------------------------------     ---------------  --------------------------    --------------------------
OPERATIONS:
  Net investment income (loss)               $  (40)        $   166        $   803        $   709       $  1,385
  Net realized gains (losses) on
     investments, options, futures
     contracts and foreign currency
     transactions                            (2,903)          7,798         16,242          8,299          7,991
  Net change in unrealized appreciation
     (depreciation) on investments,
     options, futures contracts and
     forward foreign currency contracts      (1,412)       (93,864)         77,478       (24,975)         22,932
  Net change in unrealized gains (losses)
     on translation of assets and
     liabilities denominated in
     foreign currencies                            -              -              -          (529)            614
-----------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net
       Assets Resulting from Operations      (4,355)       (85,900)         94,523       (16,496)         32,922
-----------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
  Shares sold                                 28,065         39,136        130,734         34,538         24,509
  Shares from reinvestment of dividends            -              -         13,475              -          4,704
  Shares redeemed                              (562)       (42,610)       (52,037)       (23,148)       (42,631)
-----------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net
       Assets Resulting from Capital
       Share Transactions                     27,503        (3,474)         92,172         11,390       (13,418)
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
  From net investment income                       -              -          (825)              -          (956)
  From net realized gains                          -              -       (14,404)              -        (4,582)
  In excess of net investment income               -              -              -              -        (1,648)
-----------------------------------------------------------------------------------------------------------------
     Total Distributions Paid                      -              -       (15,229)              -        (7,186)
-----------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS       23,148       (89,374)        171,466        (5,106)         12,318
NET ASSETS:
  Beginning of period                              -        368,579        197,113        178,210        165,892
-----------------------------------------------------------------------------------------------------------------
  End of period                              $23,148       $279,205       $368,579       $173,104       $178,210
=================================================================================================================
ACCUMULATED UNDISTRIBUTED (DISTRIBUTIONS
  IN EXCESS OF) NET INVESTMENT
  INCOME (LOSS)                                $(40)           $411           $245         $(939)       $(1,648)
=================================================================================================================


                                               NORTHERN FUNDS Semi-Annual Report


                                                               INTERNATIONAL
                                                               SELECT EQUITY                   TECHNOLOGY
                                                                    FUND                          FUND
                                                         --------------------------    --------------------------
                                                         SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                                            ENDED          ENDED          ENDED          ENDED
                                                          SEPT. 30,      MAR. 31,       SEPT. 30,      MAR. 31,
                                                            1998           1998           1998           1998
AMOUNTS IN THOUSANDS                                     (UNAUDITED)                   (UNAUDITED)
-----------------------------------                      --------------------------    --------------------------
OPERATIONS:
  Net investment income (loss)                              $   570        $   330      $   (556)      $   (722)
  Net realized gains (losses) on
     investments, options, futures
     contracts and foreign currency
     transactions                                            10,690          4,387          4,327          7,339
  Net change in unrealized appreciation
     (depreciation) on investments,
     options, futures contracts and
     forward foreign currency contracts                    (21,176)         18,625        (2,300)         20,811
  Net change in unrealized gains (losses)
     on translation of assets and
     liabilities denominated in
     foreign currencies                                        (34)             44              -              -
-----------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net
       Assets Resulting from Operations                     (9,950)         23,386          1,471         27,428
-----------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
  Shares sold                                                13,609         16,418         44,332         48,180
  Shares from reinvestment of dividends                           -            402              -          4,409
  Shares redeemed                                          (13,899)       (29,037)       (14,255)       (14,589)
-----------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net
       Assets Resulting from Capital
       Share Transactions                                     (290)       (12,217)         30,077         38,000
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
  From net investment income                                      -        (1,655)              -              -
  From net realized gains                                         -              -              -        (4,793)
  In excess of net investment income                              -          (840)              -              -
-----------------------------------------------------------------------------------------------------------------
     Total Distributions Paid                                     -        (2,495)              -        (4,793)
-----------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    (10,240)          8,674         31,548         60,635
NET ASSETS:
  Beginning of period                                       117,618        108,944        104,389         43,754
-----------------------------------------------------------------------------------------------------------------
  End of period                                            $107,378       $117,618       $135,937       $104,389
=================================================================================================================
ACCUMULATED UNDISTRIBUTED (DISTRIBUTIONS
  IN EXCESS OF) NET INVESTMENT
  INCOME (LOSS)                                              $(270)         $(840)         $(556)             $-
=================================================================================================================


<F2> Commenced investment operations after the close of business on March 31, 1998.

See Notes to the Financial Statements.


---------------------
FINANCIAL HIGHLIGHTS

EQUITY FUNDS



                                                                                   INCOME EQUITY
                                                                                        FUND
                                                      -----------------------------------------------------------------------
                                                       SIX MONTHS        YEAR           YEAR           YEAR           YEAR
                                                         ENDED          ENDED           ENDED         ENDED          ENDED
                                                       SEPT. 30,       MAR. 31,       MAR. 31,       MAR. 31,       MAR. 31,
                                                          1998           1998           1997           1996           1995
                                                      (UNAUDITED)
-------------------------------------------           -----------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD                       $13.81         $11.81         $11.59        $  9.95         $10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                      0.23           0.45           0.44           0.34           0.29
  Net realized and unrealized gains (losses)
     on investments, options, futures contracts
     and foreign currency transactions                     (1.64)           3.02           1.19           1.66         (0.08)
------------------------------------------------------------------------------------------------------------------------------
     Total Income (Loss) from
       Investment Operations                               (1.41)           3.47           1.63           2.00           0.21
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                               (0.24)         (0.44)         (0.44)         (0.36)         (0.26)
  From net realized gains                                       -         (1.03)         (0.97)              -              -
------------------------------------------------------------------------------------------------------------------------------
     Total Distributions Paid                              (0.24)         (1.47)         (1.41)         (0.36)         (0.26)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $12.16         $13.81         $11.81         $11.59          $9.95
==============================================================================================================================
TOTAL RETURN<F3>                                         (10.32)%         31.00%         14.42%         20.41%          2.21%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period                $106,374       $117,562        $77,102        $55,919        $38,954
  Ratio to average net assets of<F4>:
     Expenses, after waivers and
       reimbursements                                       1.00%          1.00%          1.00%          1.00%          1.00%
     Expenses, before waivers and
       reimbursements                                       1.35%          1.37%          1.42%          1.48%          1.55%
     Net investment income, after
       waivers and reimbursements                           3.47%          3.53%          3.71%          3.17%          3.08%
     Net investment income (loss), before
       waivers and reimbursements                           3.12%          3.16%          3.29%          2.69%          2.53%

  Portfolio Turnover Rate                                  37.63%         81.24%         72.04%         67.32%         45.68%
------------------------------------------------------------------------------------------------------------------------------


                                               NORTHERN FUNDS Semi-Annual Report





                                                                     STOCK INDEX
                                                                         FUND
                                                      ------------------------------------------
                                                       SIX MONTHS        YEAR           YEAR
                                                         ENDED          ENDED           ENDED
                                                       SEPT. 30,       MAR. 31,       MAR. 31,
                                                          1998           1998         1997<F1>
                                                      (UNAUDITED)
-------------------------------------------           ------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD                       $15.03         $10.74         $10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                      0.09           0.15           0.08
  Net realized and unrealized gains (losses)
     on investments, options, futures contracts
     and foreign currency transactions                     (1.18)           4.80           0.74
-------------------------------------------------------------------------------------------------
     Total Income (Loss) from
       Investment Operations                               (1.09)           4.95           0.82
-------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                               (0.08)         (0.15)         (0.07)
  From net realized gains                                       -         (0.51)         (0.01)
------------------------------------------------------------------------------------------------
     Total Distributions Paid                              (0.08)         (0.66)         (0.08)
------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $13.86         $15.03         $10.74
================================================================================================
TOTAL RETURN<F3>                                          (7.23)%         47.11%          8.21%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period                $107,931        $93,907        $35,840
  Ratio to average net assets of<F4>:
     Expenses, after waivers and
       reimbursements                                       0.55%          0.55%          0.55%
     Expenses, before waivers and
       reimbursements                                       1.02%          1.18%          2.23%
     Net investment income, after
       waivers and reimbursements                           1.20%          1.23%          1.92%
     Net investment income (loss), before
       waivers and reimbursements                           0.73%          0.60%          0.24%

  Portfolio Turnover Rate                                   1.05%         32.06%         64.94%
------------------------------------------------------------------------------------------------


                                               NORTHERN FUNDS Semi-Annual Report


                                                                                   GROWTH EQUITY
                                                                                        FUND
                                                      -----------------------------------------------------------------------
                                                       SIX MONTHS        YEAR           YEAR           YEAR           YEAR
                                                         ENDED          ENDED           ENDED         ENDED          ENDED
                                                       SEPT. 30,       MAR. 31,       MAR. 31,       MAR. 31,       MAR. 31,
                                                          1998           1998           1997           1996           1995
                                                      (UNAUDITED)
-------------------------------------------           -----------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD                       $18.62         $13.93         $13.15         $10.61         $10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                      0.01           0.03           0.08           0.08           0.08
  Net realized and unrealized gains (losses)
     on investments, options, futures contracts
     and foreign currency transactions                     (0.98)           6.36           1.49           2.59           0.60
------------------------------------------------------------------------------------------------------------------------------
     Total Income (Loss) from
       Investment Operations                               (0.97)           6.39           1.57           2.67           0.68
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                               (0.01)         (0.03)         (0.08)         (0.08)         (0.07)
  From net realized gains                                       -         (1.67)         (0.71)         (0.05)              -
------------------------------------------------------------------------------------------------------------------------------
     Total Distributions Paid                              (0.01)         (1.70)         (0.79)         (0.13)         (0.07)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $17.64         $18.62         $13.93         $13.15         $10.61
==============================================================================================================================
TOTAL RETURN<F3>                                          (5.26)%         48.06%         11.72%         25.13%          6.90%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period                $474,201       $479,782       $302,605       $224,571       $113,185
  Ratio to average net assets of<F4>:
     Expenses, after waivers and
       reimbursements                                       1.00%          1.00%          1.00%          1.00%          1.00%
     Expenses, before waivers and
       reimbursements                                       1.29%          1.30%          1.33%          1.36%         1.40%%
     Net investment income, after
       waivers and reimbursements                           0.10%          0.18%          0.56%          0.70%          0.86%
     Net investment income (loss), before
       waivers and reimbursements                         (0.19)%        (0.12)%          0.23%          0.34%          0.46%

  Portfolio Turnover Rate                                  24.00%         73.85%         67.34%         73.20%         82.90%
------------------------------------------------------------------------------------------------------------------------------


<F2> For the period October 7, 1996 (commencement of operations) through March
     31, 1997.
<F3> Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
<F4> Annualized for periods less than a full year.

See Notes to the Financial Statements.

---------------------
FINANCIAL HIGHLIGHTS (CONTINUED)

EQUITY FUNDS


                                                                                                                        MID CAP
                                                                           SELECT EQUITY                                GROWTH
                                                                              FUND                                       FUND
                                              --------------------------------------------------------------------   ------------
                                              SIX MONTHS        YEAR           YEAR           YEAR           YEAR     SIX MONTHS
                                                 ENDED         ENDED          ENDED           ENDED         ENDED       ENDED
                                               SEPT. 30,      MAR. 31,       MAR. 31,       MAR. 31,       MAR. 31,   SEPT. 30,
                                                 1998           1998           1997           1996         1995<F2>      1998
                                              (UNAUDITED)                                                          (UNAUDITED)<F3>
------------------------------------          --------------------------------------------------------------------   ------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD             $19.16         $14.55        $13.12          $10.77        $10.00        $10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                   (0.01)           0.02          0.02            0.02          0.06        (0.01)
  Net realized and unrealized gains (losses)
     on investments, futures contracts
     and foreign currency transactions           (1.15)           6.81          2.05            2.73          0.75        (1.64)
----------------------------------------------------------------------------------------------------------------------------------
     Total Income (Loss) from
       Investment Operations                     (1.16)           6.83          2.07            2.75          0.81        (1.65)
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                          -         (0.02)        (0.02)          (0.03)        (0.04)             -
  From net realized gains                             -         (2.20)        (0.62)          (0.37)             -             -
  In excess of net investment income                  -              -             -               -             -             -
  In excess of net realized gains                     -              -             -               -             -             -
----------------------------------------------------------------------------------------------------------------------------------
     Total Distributions Paid                         -         (2.22)        (0.64)          (0.40)        (0.04)             -
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $18.00         $19.16        $14.55          $13.12        $10.77        $ 8.35
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN<F4>                                (6.03)%         49.71%        15.64%          25.70%         8.18%      (16.53)%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period      $129,151       $126,536       $63,677         $33,842       $15,123       $23,148
  Ratio to average net assets of<F5>:
     Expenses, after waivers and
       reimbursements                             1.00%          1.00%         1.00%           1.00%         1.00%         1.00%
     Expenses, before waivers and
       reimbursements                             1.54%          1.58%         1.67%           1.91%         2.61%         1.81%
     Net investment income (loss), after
       waivers and reimbursements               (0.07)%          0.15%         0.21%           0.22%         0.82%       (0.42)%
     Net investment income (loss), before
       waivers and reimbursements               (0.61)%        (0.43)%       (0.46)%         (0.69)%       (0.79)%       (1.23)%

  Portfolio Turnover Rate                        48.23%        148.55%        72.68%         137.99%        48.88%        95.27%
----------------------------------------------------------------------------------------------------------------------------------


                                               NORTHERN FUNDS Semi-Annual Report



                                                                            SMALL CAP
                                                                              FUND
                                              --------------------------------------------------------------------
                                              SIX MONTHS        YEAR           YEAR           YEAR           YEAR
                                                 ENDED         ENDED          ENDED           ENDED         ENDED
                                               SEPT. 30,      MAR. 31,       MAR. 31,       MAR. 31,       MAR. 31,
                                                 1998           1998           1997           1996           1995
                                              (UNAUDITED)
------------------------------------          --------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD             $16.76         $12.31        $11.58         $  9.98        $10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                     0.01           0.03          0.07            0.05          0.11
  Net realized and unrealized gains (losses)
     on investments, futures contracts
     and foreign currency transactions           (3.95)           5.14          1.37            2.29        (0.05)
-------------------------------------------------------------------------------------------------------------------
     Total Income (Loss) from
       Investment Operations                     (3.94)           5.17          1.44            2.34          0.06
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                          -         (0.04)        (0.06)          (0.07)        (0.08)
  From net realized gains                             -         (0.68)        (0.65)          (0.67)             -
  In excess of net investment income                  -              -             -               -             -
  In excess of net realized gains                     -              -             -               -             -
-------------------------------------------------------------------------------------------------------------------
     Total Distributions Paid                         -         (0.72)        (0.71)          (0.74)        (0.08)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $12.82         $16.76        $12.31          $11.58       $  9.98
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN<F4>                               (23.48)%         42.71%        12.48%          24.09%         0.57%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period      $279,205       $368,579      $197,113        $155,238       $76,627
  Ratio to average net assets of<F5>:
     Expenses, after waivers and
       reimbursements                             1.00%          1.00%         1.00%           1.00%         1.00%
     Expenses, before waivers and
       reimbursements                             1.52%          1.53%         1.54%           1.61%         1.76%
     Net investment income (loss), after
       waivers and reimbursements                 0.10%          0.28%         0.54%           0.65%         1.36%
     Net investment income (loss), before
       waivers and reimbursements               (0.42)%        (0.25)%         0.00%           0.04%         0.60%

  Portfolio Turnover Rate                         4.52%         18.59%        18.92%          46.59%        82.46%
-------------------------------------------------------------------------------------------------------------------


NORTHERN FUNDS Semi-Annual Report



                                                                          INTERNATIONAL
                                                                          GROWTH EQUITY
                                                                              FUND
                                              --------------------------------------------------------------------
                                              SIX MONTHS        YEAR           YEAR           YEAR           YEAR
                                                 ENDED         ENDED          ENDED           ENDED         ENDED
                                               SEPT. 30,      MAR. 31,       MAR. 31,       MAR. 31,       MAR. 31,
                                                 1998           1998           1997           1996           1995
                                              (UNAUDITED)
------------------------------------          --------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD             $11.66         $10.05        $10.23         $  9.61        $10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                     0.05           0.09          0.09            0.17          0.04
  Net realized and unrealized gains (losses)
     on investments, futures contracts
     and foreign currency transactions           (1.03)           1.98          0.18            0.65        (0.31)
-------------------------------------------------------------------------------------------------------------------
     Total Income (Loss) from
       Investment Operations                     (0.98)           2.07          0.27            0.82        (0.27)
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                          -         (0.07)        (0.09)          (0.11)        (0.03)
  From net realized gains                             -         (0.29)        (0.23)               -             -
  In excess of net investment income                  -         (0.10)             -          (0.09)             -
  In excess of net realized gains                     -              -        (0.13)               -        (0.09)
-------------------------------------------------------------------------------------------------------------------
     Total Distributions Paid                         -         (0.46)        (0.45)          (0.20)        (0.12)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $10.68         $11.66        $10.05          $10.23       $  9.61
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN<F4>                                (8.41)%         21.34%         2.61%           8.61%       (2.65)%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period      $173,104       $178,210      $165,892        $181,237      $114,673
  Ratio to average net assets of<F5>:
     Expenses, after waivers and
       reimbursements                             1.25%          1.25%         1.25%           1.25%         1.25%
     Expenses, before waivers and
       reimbursements                             1.61%          1.62%         1.63%           1.65%         1.71%
     Net investment income (loss), after
       waivers and reimbursements                 0.75%          0.79%         0.78%           0.92%         0.47%
     Net investment income (loss), before
       waivers and reimbursements                 0.39%          0.42%         0.40%           0.52%         0.01%

  Portfolio Turnover Rate                        77.59%        145.02%       190.94%         216.86%       158.31%
-------------------------------------------------------------------------------------------------------------------


<F2> For the period April 6, 1994 (commencement of operations) through
     March 31, 1995.
<F3> Commenced investment operations after the close of business on
     March 31, 1998.
<F4> Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
<F5> Annualized for periods less than a full year.

See Notes to the Financial Statements.

---------------------
FINANCIAL HIGHLIGHTS (CONTINUED)

EQUITY FUNDS



                                                                          INTERNATIONAL
                                                                          SELECT EQUITY
                                                                              FUND
                                              --------------------------------------------------------------------
                                              SIX MONTHS        YEAR           YEAR           YEAR           YEAR
                                                 ENDED         ENDED          ENDED           ENDED         ENDED
                                               SEPT. 30,      MAR. 31,       MAR. 31,       MAR. 31,       MAR. 31,
                                                 1998           1998           1997           1996         1995<F2>
                                              (UNAUDITED)
------------------------------------          --------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD             $12.52         $10.37        $10.73         $  9.78        $10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                   (1.01)           0.22          0.04            0.01          0.04
  Net realized and unrealized gains (losses)
     on investments, futures contracts
     and foreign currency transactions           (1.05)           2.19        (0.25)            0.99        (0.23)
-------------------------------------------------------------------------------------------------------------------
     Total Income (Loss) from
       Investment Operations                     (1.06)           2.41        (0.21)            1.00        (0.19)
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                          -         (0.16)        (0.03)          (0.02)        (0.03)
  From net realized gains                             -              -             -               -             -
  In excess of net investment income                  -         (0.10)        (0.04)          (0.03)             -
  In excess of net realized gains                     -              -        (0.08)               -             -
-------------------------------------------------------------------------------------------------------------------
     Total Distributions Paid                         -         (0.26)        (0.15)          (0.05)        (0.03)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $11.46         $12.52        $10.37          $10.73       $  9.78
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN<F4>                                (8.51)%         23.74%       (1.95)%          10.20%       (1.95)%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period      $107,378       $117,618      $108,944        $102,719       $71,958
  Ratio to average net assets of<F5>:
     Expenses, after waivers and
       reimbursements                             1.25%          1.25%         1.25%           1.25%         1.25%
     Expenses, before waivers and
       reimbursements                             1.64%          1.64%         1.66%           1.71%         1.75%
     Net investment income (loss), after
       waivers and reimbursements                 0.94%          0.29%         0.47%           0.12%         0.47%
     Net investment income (loss), before
       waivers and reimbursements                 0.55%        (0.10)%         0.06%         (0.34)%      (0.03)%%

  Portfolio Turnover Rate                        77.06%         98.22%        97.60%         176.71%        97.69%
-------------------------------------------------------------------------------------------------------------------


                                               NORTHERN FUNDS Semi-Annual Report



                                                             TECHNOLOGY
                                                                FUND
                                              ---------------------------------------
                                              SIX MONTHS        YEAR           YEAR
                                                 ENDED         ENDED          ENDED
                                               SEPT. 30,      MAR. 31,       MAR. 31,
                                                 1998           1998           1997
                                              (UNAUDITED)
------------------------------------          ---------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD             $17.11         $11.95        $10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                   (0.07)              -             -
  Net realized and unrealized gains (losses)
     on investments, futures contracts
     and foreign currency transactions             0.45           6.06          2.10
--------------------------------------------------------------------------------------
     Total Income (Loss) from
       Investment Operations                       0.38           6.06          2.10
--------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                          -              -             -
  From net realized gains                             -         (0.90)        (0.15)
  In excess of net investment income                  -              -             -
  In excess of net realized gains                     -              -             -
--------------------------------------------------------------------------------------
     Total Distributions Paid                         -         (0.90)        (0.15)
--------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $17.49         $17.11        $11.95
--------------------------------------------------------------------------------------
TOTAL RETURN<F4>                                  2.22%         52.62%        20.82%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period      $135,937       $104,389       $43,754
  Ratio to average net assets of<F5>:
     Expenses, after waivers and
       reimbursements                             1.25%          1.25%         1.25%
     Expenses, before waivers and
       reimbursements                             1.54%          1.59%         2.02%
     Net investment income (loss), after
       waivers and reimbursements               (0.89)%        (0.96)%       (0.75)%
     Net investment income (loss), before
       waivers and reimbursements               (1.18)%        (1.30)%       (1.52)%

  Portfolio Turnover Rate                        19.76%         74.75%        67.89%
--------------------------------------------------------------------------------------


<F2> For the period April 5, 1994 (commencement of operations) through March 31,
     1995.
<F3> Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
<F4> Annualized for periods less than a full year.

See Notes to the Financial Statements.

--------------------
SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

INCOME EQUITY FUND

NUMBER                                                                VALUE
OF SHARES                                                            (000S)
---------------------------------------------------------------------------

            CONVERTIBLE PREFERRED
            STOCKS - 48.6%

            BANKING - 1.5%
    60,000  National Australia Bank                              $    1,598
                                                                 ----------

            BUILDING - 1.2%
   158,000  Kaufman & Broad Home Corp.                                1,323
                                                                 ----------

            COMMUNICATIONS - 4.7%
    43,500  MediaOne Group, Inc.                                      2,431
    27,000  MediaOne Group, Inc., Series D                            2,535
                                                                 ----------
                                                                      4,966
                                                                 ----------

            CONSUMER PRODUCTS - 2.1%
    40,000  Newell Financial<F2>                                      2,245
                                                                 ----------

            COSMETICS - 2.1%
    40,000  Estee Lauder Corp.                                        2,200
                                                                 ----------

            FINANCIAL SERVICES - 11.6%
    41,000  Amerus Life Holding, Inc.                                   994
    32,000  Conseco Finance Trust IV, Series F                        1,262
    22,000  Finova Finance Trust                                      1,529
   100,500  Lincoln National Corp.                                    2,475
    36,500  Prologis Trust, Series B                                  1,049
    36,000  Salomon Smith Barney Holdings,
            Inc. (DECS)/Cincinnati Bell, Inc.                         1,818
    35,000  Salomon Smith Barney Holdings,
            Inc./Financial Security Assurance
            Holdings Ltd.                                             1,400
    66,000  WBK Trust STRYPES                                         1,823
                                                                 ----------
                                                                     12,350
                                                                 ----------

            INSURANCE SERVICES - 1.3%
    23,100  St. Paul Capital LLC                                      1,426
                                                                 ----------

            MACHINERY - 2.0%
   102,000  Ingersoll-Rand PRIDES                                     2,142
                                                                 ----------

            MEDIA - 4.4%
    68,000  Reader's Digest Association TRACES                        1,415
    29,000  TCI Communications, Inc.                                  2,364
    39,000  Tribune Co. (DECS)/Learning Co.
            (The), Inc.                                                 843
                                                                 ----------
                                                                      4,622
                                                                 ----------

NUMBER                                                                VALUE
OF SHARES                                                            (000S)
---------------------------------------------------------------------------

            PAPER PRODUCTS - 1.6%
    36,000  International Paper Co.                              $    1,760
                                                                 ----------

            PETROLEUM PRODUCTS - 1.3%
    26,000  Unocal Capital Trust                                      1,355
                                                                 ----------

            PROFESSIONAL SERVICES - 2.5%
    34,000  Cendant Corp. PRIDES                                        850
    60,000  Snyder Communications, Inc. STRYPES                       1,815
                                                                 ----------
                                                                      2,665
                                                                 ----------

            REAL ESTATE - 1.0%
    44,000  U.S. Restaurant Properties, Inc., Series A                1,097
                                                                 ----------

            RESTAURANTS - 2.0%
    40,000  Wendy's Financing I                                       2,098
                                                                 ----------

            RETAIL - 4.1%
    30,500  CVS Trust Automatic Common
            Exchange Securities TRACES                                2,486
    39,000  Kmart Financing I                                         1,950
                                                                 ----------
                                                                      4,436
                                                                 ----------

            SANITARY SERVICES - 0.9%
    60,000  Republic Industries, Inc., Automatic
            Exchange Note                                               938
                                                                 ----------

            UTILITIES - 4.3%
    32,000  Texas Utilities Co.                                       1,800
    36,000  Houston Industries, Inc./Time Warner, Inc.                2,747
                                                                 ----------
                                                                      4,547
                                                                 ----------

            Total Convertible Preferred Stocks
            (cost $48,682)                                           51,768
                                                                 ----------

PRINCIPAL
AMOUNT
(000S)
---------

            CONVERTIBLE BONDS - 25.7%

            COMMUNICATIONS - 3.2%
    $1,000  Bell Atlantic Financial Services, Inc.,
            5.75%, 4/1/03<F2>                                         1,022
     2,400  Tele-Communication International, Inc.
            4.50%, 2/15/06                                            2,340
                                                                 ----------
                                                                      3,362
                                                                 ----------

See Notes to the Financial Statements.

                                               NORTHERN FUNDS Semi-Annual Report

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

INCOME EQUITY FUND (continued)

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            COMPUTERS & OFFICE MACHINES - 1.1%
    $1,250  Learning Co. (The), Inc.,
            5.50%, 11/1/00<F2>                                   $    1,150
                                                                 ----------

            ELECTRONICS & OTHER ELECTRICAL
            EQUIPMENT - 3.3%
     1,300  Checkpoint Systems, Inc.,
            5.25%, 11/1/05<F2>                                          923
     1,000  Park Electrochemical Corp.,
            5.50%, 3/1/06                                               760
       800  Thermo Electron Corp.,
            4.25%, 1/1/03                                               698
     1,170  VLSI Technology, Inc.,
            8.25%, 10/1/05                                            1,091
                                                                 ----------
                                                                      3,472
                                                                 ----------

            HEALTH SERVICES - 7.1%
     1,750  ALZA Corp.,
            5.00%, 5/1/06                                             2,227
       450  Centocor, Inc.,
            4.75%, 2/15/05                                              460
     1,600  Chiron Corp.,
            1.90%, 11/17/00<F2>                                       1,504
     1,500  NovaCare, Inc.,
            5.50%, 1/15/00                                            1,268
     2,000  Omnicare, Inc.,
            5.00%, 12/1/07<F2>                                        2,080
                                                                 ----------
                                                                      7,539
                                                                 ----------

            INDUSTRIAL PARTS & EQUIPMENT - 0.9%
     1,200  ThermoTrex Corp.,
            3.25%, 11/1/07                                              996
                                                                 ----------

            MANUFACTURING - 2.2%
     1,350  MascoTech, Inc.,
            4.50%, 12/15/03                                           1,124
     1,600  Thermo Instrument Systems, Inc.,
            4.00%, 1/15/05                                            1,264
                                                                 ----------
                                                                      2,388
                                                                 ----------
            OIL & GAS - 1.0%
     1,300  Loews Corp./Diamond Offshore
            Drilling, Inc., 3.125%, 9/15/07                           1,034
                                                                 ----------


PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            PHARMACEUTICALS - 1.4%
    $1,800  HEALTHSOUTH Corp.,
            3.25%, 4/1/03                                        $    1,548
                                                                 ----------

            RETAIL - 1.8%
     1,100  Home Depot (The), Inc.,
            3.25%, 10/1/01                                            1,921
                                                                 ----------

            TRANSPORTATION PARTS &
            EQUIPMENT - 1.2%
     1,300  Magna International, Inc.,
            4.875%, 2/15/05                                           1,313
                                                                 ----------

            TRAVEL & LEISURE - 1.1%
     1,300  Hilton Hotels Corp.,
            5.00%, 5/15/06                                            1,151
                                                                 ----------

            UTILITIES - 1.4%
     1,600  AES Corp.,
            4.50%, 8/15/05                                            1,432
                                                                 ----------

            Total Convertible Bonds
            (cost $28,484)                                           27,306
                                                                 ----------

NUMBER
OF SHARES
---------

            COMMON STOCKS - 14.4%

            BEVERAGES - 0.8%
    15,000  Anheuser-Busch Cos., Inc.                                   810

            BUILDING MATERIALS - 0.6%
    26,000  Masco Corp.                                                 640

            COMMUNICATIONS - 1.6%
    10,500  MCI WorldCom, Inc.                                          513
    23,000  U.S. West, Inc.                                           1,206
                                                                 ----------
                                                                      1,719
                                                                 ----------

            COMPUTERS & OFFICE MACHINES - 1.2%
    10,000  Hewlett-Packard Co.                                         529
    40,000  Learning Co. (The), Inc.                                    793
                                                                 ----------
                                                                      1,322
                                                                 ----------

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            HEALTH SERVICES - 2.0%
    34,000  Chiron Corp.                                         $      676
     8,000  Johnson & Johnson                                           626
    11,000  Lilly (Eli) & Co.                                           861
                                                                 ----------
                                                                      2,163
                                                                 ----------

            PHARMACEUTICALS - 1.9%
     6,500  Bristol-Myers Squibb Co.                                    675
    19,000  Elan Corp. PLC ADR<F1>                                    1,369
                                                                 ----------
                                                                      2,044
                                                                 ----------

            PROFESSIONAL SERVICES - 1.5%
     8,500  Automatic Data Processing, Inc.                             635
    21,000  Omnicom Group, Inc.                                         945
                                                                 ----------
                                                                      1,580
                                                                 ----------

            RECREATION & LEISURE SERVICES - 0.6%
    25,500  Disney (The Walt) Co.                                       645
                                                                 ----------

            RETAIL - 1.1%
    16,000  Rite Aid Corp.                                              568
    31,000  TJX Cos., Inc.                                              552
                                                                 ----------
                                                                      1,120
                                                                 ----------

            TOBACCO - 1.0%
    22,000  Philip Morris Cos., Inc.                                  1,013
                                                                 ----------

            TRANSPORTATION PARTS &
            EQUIPMENT - 0.6%
    14,500  Ford Motor Co.                                              681
                                                                 ----------

            UTILITIES - 1.5%
     5,000  Duke Energy Corp.                                           331
    10,000  NIPSCO Industries, Inc.                                     329
    20,000  Texas Utilities Co.                                         931
                                                                 ----------
                                                                      1,591
                                                                 ----------

            Total Common Stocks
            (cost $15,218)                                           15,328
                                                                 ----------


PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            SHORT-TERM INVESTMENTS - 11.2%

    $4,318  Berliner Handels und Frankfurter,
            5.938%, 10/1/98                                      $    4,318
     7,547  FHLB Discount Note,
            5.40%, 10/1/98                                            7,547
                                                                 ----------

            Total Short-Term Investments
            (cost $11,865)                                           11,865
                                                                 ----------

            Total Investments - 99.9%
               (cost $104,249)                                      106,267

            Other Assets less Liabilities - 0.1%                        107
                                                                 ----------

            NET ASSETS - 100.0%                                  $  106,374
                                                                 ==========

<F2> Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 1998, the value of these securities amounted to approximately $8,924,000 or 8.4% of net assets.

See Notes to the Financial Statements.

                                               NORTHERN FUNDS Semi-Annual Report

--------------------
SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

STOCK INDEX FUND

NUMBER                                                                VALUE
OF SHARES                                                            (000S)
---------------------------------------------------------------------------

            COMMON STOCKS - 95.5%

            ADVERTISING - 0.2%
     1,750  Interpublic Group of Cos. (The), Inc.                $       94
     2,100  Omnicom Group, Inc.                                          95
                                                                 ----------
                                                                        189
                                                                 ----------

            AEROSPACE - 1.5%
     7,100  AlliedSignal, Inc.                                          251
    12,752  Boeing (The) Co.                                            438
     1,600  General Dynamics Corp.                                       80
       900  Goodrich (B.F.) Co.                                          29
     2,500  Lockheed Martin Corp.<F1>                                   252
       900  Northrop Grumman Corp.                                       66
     4,300  Raytheon Co.                                                232
     2,900  United Technologies Corp.                                   222
                                                                 ----------
                                                                      1,570
                                                                 ----------

            AIRLINES - 0.3%
     2,300  AMR Corp.                                                   128
     1,000  Delta Air Lines, Inc.                                        97
     4,250  Southwest Airlines Co.                                       85
     1,300  US Airways Group, Inc.<F1>                                   66
                                                                 ----------
                                                                        376
                                                                 ----------

            APPAREL - 0.2%
       900  Fruit of the Loom, Inc., Class A<F1>                         13
       800  Liz Claiborne, Inc.                                          21
     3,600  Nike, Inc., Class B                                         133
       700  Reebok International Ltd.<F1>                                 9
       500  Russell Corp.                                                13
     1,500  VF Corp.                                                     56
                                                                 ----------
                                                                        245
                                                                 ----------

            AUTO MANUFACTURERS - 1.5%
     8,200  Chrysler Corp.                                              393
    15,300  Ford Motor Co.                                              718
     8,400  General Motors Corp.                                        460
       900  Navistar International Corp.                                 20
     1,000  PACCAR, Inc.                                                 41
                                                                 ----------
                                                                      1,632
                                                                 ----------

            AUTO PARTS & EQUIPMENT - 0.3%
     1,000  Cooper Tire & Rubber Co.                                     18
     2,100  Dana Corp.                                                   78
     2,250  Genuine Parts Co.                                            67

NUMBER                                                                VALUE
OF SHARES                                                            (000S)
---------------------------------------------------------------------------

            AUTO PARTS & EQUIPMENT - 0.3% (CONT'D.)
     2,000  Goodyear Tire & Rubber (The) Co.                     $      103
     1,500  TRW, Inc.                                                    67
                                                                 ----------
                                                                        333
                                                                 ----------

            BANKS - 7.0%
     8,930  Banc One Corp.                                              381
     8,700  BankAmerica Corp.                                           523
     3,700  BankBoston Corp.                                            122
     1,200  Bankers Trust New York Corp.                                 71
     9,400  Bank of New York Co., Inc.                                  257
     3,600  BB&T Corp.                                                  108
    10,800  Chase Manhattan Corp.                                       467
     5,700  Citigroup, Inc.                                             530
     1,950  Comerica, Inc.                                              107
     3,375  Fifth Third Bancorp                                         194
     3,600  First Chicago NBD Corp.                                     247
    12,202  First Union Corp.                                           624
     3,600  Fleet Financial Group, Inc.                                 264
     2,630  Huntington Bancshares, Inc.                                  66
     5,600  KeyCorp                                                     162
     3,300  Mellon Bank Corp.                                           182
     1,900  Mercantile Bancorp., Inc.                                    92
     2,200  Morgan (J.P.) & Co., Inc.                                   186
     4,200  National City Corp.                                         277
    12,140  NationsBank Corp.                                           649
     9,700  Norwest Corp.                                               347
     3,800  PNC Bank Corp.                                              171
     2,700  Regions Financial Corp.                                      98
     1,400  Republic New York Corp.                                      55
     2,000  State Street Corp.                                          109
     2,200  Summit Bancorp                                               83
     2,600  SunTrust Banks, Inc.                                        161
     3,350  Synovus Financial Corp.                                      66
     9,365  U.S. Bancorp                                                333
     2,600  Wachovia Corp.                                              222
     1,100  Wells Fargo & Co.                                           391
                                                                 ----------
                                                                      7,545
                                                                 ----------

            BEVERAGES - 2.6%
     6,100  Anheuser-Busch Cos., Inc.                                   329
       900  Brown-Forman Corp., Class B                                  54
    31,200  Coca-Cola (The) Co.                                       1,798
       500  Coors (Adolph) Co., Class B                                  23
    18,700  PepsiCo, Inc.                                               551
                                                                 ----------
                                                                      2,755
                                                                 ----------

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

NUMBER                                                                VALUE
OF SHARES                                                            (000S)
---------------------------------------------------------------------------

            BIOTECHNOLOGY - 0.7%
     3,200  Amgen, Inc.<F1>                                      $      242
     7,600  Monsanto Co.                                                429
     3,100  Pioneer Hi-Bred International, Inc.                          81
                                                                 ----------
                                                                        752
                                                                 ----------

            BUILDING MATERIALS - 0.1%
       500  Armstrong World Industries, Inc.                             27
     4,300  Masco Corp.                                                 106
       700  Owens Corning                                                22
                                                                 ----------
                                                                        155
                                                                 ----------

            CHEMICALS - 1.5%
     2,900  Air Products and Chemicals, Inc.                             86
     2,800  Dow Chemical Co.                                            239
    14,300  du Pont (E.I.) de Nemours & Co.                             803
     1,000  Eastman Chemical Co.                                         50
     1,800  Engelhard Corp.                                              32
     1,000  Grace (W.R.) & Co.                                           12
       700  Great Lakes Chemical Corp.                                   27
     1,200  Hercules, Inc.                                               36
     1,600  Morton International, Inc.                                   35
       800  Nalco Chemical Co.                                           24
     2,000  Praxair, Inc.                                                65
     2,300  Rohm & Haas Co.                                              64
     2,200  Sherwin-Williams Co.                                         48
     1,300  Sigma-Aldrich Corp.                                          38
     1,700  Union Carbide Corp.                                          73
                                                                 ----------
                                                                      1,632
                                                                 ----------

            COMMERICAL SERVICES - 0.6%
     1,300  Block (H&R), Inc.                                            54
    10,864  Cendant Corp.<F1>                                           127
     1,000  Deluxe Corp.                                                 28
     2,200  Dun & Bradstreet (The) Corp.                                 59
     1,600  Ecolab, Inc.                                                 46
     1,900  Equifax, Inc.                                                68
     2,100  Paychex, Inc.                                               108
     3,300  Service Corp. International                                 105
     1,600  Union Planters Corp.                                         80
                                                                 ----------
                                                                        675
                                                                 ----------

            COMPUTERS - 6.3%
     4,500  3Com Corp.<F1>                                              135
     1,700  Apple Computer, Inc.<F1>                                     65
     2,500  Ascend Communications, Inc.<F1>                             114

NUMBER                                                                VALUE
OF SHARES                                                            (000S)
---------------------------------------------------------------------------

            COMPUTERS - 6.3% (CONT'D.)
     2,100  Cabletron Systems, Inc.<F1>                          $       24
       900  Ceridian Corp.<F1>                                           52
    19,675  Cisco Systems, Inc.<F1>                                   1,216
    21,146  Compaq Computer Corp.<F1>                                   669
     2,000  Computer Sciences Corp.                                     109
       600  Data General Corp.<F1>                                        7
    16,100  Dell Computer Corp.<F1>                                   1,059
     6,200  Electronic Data Systems Corp.                               206
     6,300  EMC Corp.<F1>                                               360
     2,000  Gateway 2000, Inc.<F1>                                      104
    13,100  Hewlett-Packard Co.                                         693
    11,800  International Business Machines Corp.                     1,510
     3,100  Seagate Technology, Inc.<F1>                                 78
     2,400  Silicon Graphics, Inc.<F1>                                   23
     4,800  Sun Microsystems, Inc.<F1>                                  239
     3,200  Unisys Corp.<F1>                                             72
                                                                 ----------
                                                                      6,735
                                                                 ----------

            CONSUMER PRODUCTS - 1.5%
    30,700  Philip Morris Cos., Inc.                                  1,414
     4,200  RJR Nabisco Holdings Corp.                                  106
     2,300  UST, Inc.                                                    68
                                                                 ----------
                                                                      1,588
                                                                 ----------

            COSMETICS/PERSONAL CARE - 2.3%
       700  Alberto-Culver Co., Class B                                  17
     3,400  Avon Products, Inc.                                          95
     3,700  Colgate-Palmolive Co.                                       253
    14,200  Gillette Co.                                                543
     1,400  International Flavors & Fragrances, Inc.                     46
     7,000  Kimberly-Clark Corp.                                        284
    17,000  Procter & Gamble Co.                                      1,206
                                                                 ----------
                                                                      2,444
                                                                 ----------

            DIVERSIFIED FINANCIAL SERVICES - 2.2%
     5,800  American Express Co.                                        450
     4,328  Associates First Capital Corp.                              282
     1,400  Bear Stearns (The) Cos., Inc.                                43
       800  Capital One Financial Corp.                                  83
     3,400  Charles Schwab (The) Corp.                                  134
     1,400  Countrywide Credit Industries, Inc.                          58
     3,200  Franklin Resources, Inc.                                     96
     6,246  Household International, Inc.                               234
     1,500  Lehman Bros. Holdings, Inc.                                  42
     6,375  MBNA Corp.                                                  183
     4,400  Merrill Lynch & Co., Inc.                                   209

See Notes to the Financial Statements.

                                               NORTHERN FUNDS Semi-Annual Report

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

STOCK INDEX FUND (continued)


NUMBER                                                                VALUE
OF SHARES                                                            (000S)
---------------------------------------------------------------------------


            DIVERSIFIED FINANCIAL SERVICES - 2.2% (CONT'D.)
     7,550  Morgan Stanley Dean Witter & Co.                     $      325
     1,200  Providian Corp.                                             102
     2,100  SLM Holding Corp.                                            68
                                                                 ----------
                                                                      2,309
                                                                 ----------

            ELECTRIC - 2.7%
     1,700  Ameren Corp.                                                 71
     2,400  American Electric Power Co.                                 117
     1,900  Baltimore Gas & Electric Co.                                 63
     1,900  Carolina Power & Light Co.                                   88
     2,700  Central & South West Corp.                                   77
     2,000  Cinergy Corp.                                                77
     3,000  Consolidated Edison Co. of New York, Inc.                   156
     2,500  Dominion Resources, Inc.                                    112
     1,800  DTE Energy Co.                                               81
     4,544  Duke Power Co.                                              301
     4,500  Edison International                                        116
     3,100  Entergy Corp.                                                95
     3,000  FirstEnergy Corp.                                            93
     2,300  FPL Group, Inc.                                             160
     1,600  GPU, Inc.                                                    68
     3,774  Houston Industries, Inc.                                    117
     2,400  Niagara Mohawk Power Corp.<F1>                               37
     1,900  Northern States Power Co.                                    53
     4,800  PG&E Corp.                                                  153
     1,900  PP&L Resources, Inc.                                         49
     3,800  PacifiCorp                                                   74
     2,800  Peco Energy Co.                                             102
     2,900  Public Service Enterprise Group, Inc.                       115
     8,800  Southern Co.                                                259
     3,512  Texas Utilities Co.                                         164
     2,700  Unicom Corp.                                                101
                                                                 ----------
                                                                      2,899
                                                                 ----------

            ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
     2,700  AMP, Inc.                                                    97
     5,600  Emerson Electric Co.                                        348
                                                                 ----------
                                                                        445
                                                                 ----------

            ELECTRONICS - 0.3%
       700  Bemis Co., Inc.                                              25
       600  EG&G, Inc.                                                   14
       600  General Signal Corp.                                         20
     1,600  Honeywell, Inc.                                             103
     1,100  Johnson Controls, Inc.                                       51
       600  Millipore Corp.                                              11

NUMBER                                                                VALUE
OF SHARES                                                            (000S)
---------------------------------------------------------------------------

            ELECTRONICS - 0.3% (CONT'D.)
     1,350  Parker-Hannifin Corp.                                $       40
       600  Perkin-Elmer Corp.                                           41
       650  Tektronix, Inc.                                              10
       700  Thomas & Betts Corp.                                         27
                                                                 ----------
                                                                        342
                                                                 ----------

            ENGINEERING & CONSTRUCTION - 0.0%
     1,000  Fluor Corp.                                                  41
       500  Foster Wheeler Corp.                                          7
                                                                 ----------
                                                                         48
                                                                 ----------

            ENTERTAINMENT - 0.1%
     1,300  Harrah's Entertainment, Inc.<F1>                             17
     2,300  Mirage Resorts, Inc.<F1>                                     39
                                                                 ----------
                                                                         56
                                                                 ----------

            ENVIRONMENTAL CONTROL - 0.4%
     2,300  Browning-Ferris Industries, Inc.                             70
     7,249  Waste Management, Inc.                                      348
                                                                 ----------
                                                                        418
                                                                 ----------

            FOOD - 2.5%
     3,100  Albertson's, Inc.                                           168
     3,500  American Stores Co.                                         113
     7,534  Archer-Daniels-Midland Co.                                  126
     3,600  Bestfoods                                                   174
     5,700  Campbell Soup Co.                                           286
     6,200  ConAgra, Inc.                                               167
     2,000  General Mills, Inc.                                         140
       500  Great Atlantic & Pacific Tea Co., Inc.                       12
     4,600  Heinz (H.J.) Co.                                            235
     1,800  Hershey Foods Corp.                                         123
     5,100  Kellogg Co.                                                 168
     3,200  Kroger Co.                                                  160
     1,700  Quaker Oats (The) Co.                                       100
     4,000  Ralston-Ralston Purina Group                                117
     5,900  Sara Lee Corp.                                              319
     1,500  SUPERVALU, Inc.                                              35
     4,300  Sysco Corp.                                                 101
     1,900  Winn-Dixie Stores, Inc.                                      71
     1,500  Wrigley (Wm.) Jr. Co.                                       114
                                                                 ----------
                                                                      2,729
                                                                 ----------

            FOREST PRODUCTS & PAPER - 0.7%
       700  Boise Cascade Co.                                            18

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

NUMBER                                                                VALUE
OF SHARES                                                            (000S)
---------------------------------------------------------------------------


            FOREST PRODUCTS & PAPER - 0.7% (CONT'D.)
     1,200  Champion International Corp.                         $       38
     2,800  Fort James Corp.                                             92
     1,200  Georgia-Pacific Corp.                                        55
     3,900  International Paper Co.                                     182
     1,400  Louisiana-Pacific Corp.                                      29
     1,300  Mead Corp.                                                   38
       400  Potlatch Corp.                                               14
       700  Temple-Inland, Inc.                                          33
       900  Union Camp Corp.                                             35
     1,300  Westvaco Corp.                                               31
     2,500  Weyerhaeuser Co.                                            105
     1,400  Willamette Industries, Inc.                                  40
                                                                 ----------
                                                                        710
                                                                 ----------

            GAS - 0.1%
       300  Eastern Enterprises                                          13
       600  NICOR, Inc.                                                  25
       400  ONEOK, Inc.                                                  14
       400  Peoples Energy Corp.                                         14
     3,003  Sempra Energy                                                78
                                                                 ----------
                                                                        144
                                                                 ----------

            HAND/MACHINE TOOLS - 0.1%
     1,200  Black & Decker Corp.                                         50
     1,200  Grainger (W.W.), Inc.                                        50
       700  Snap-On, Inc.                                                22
     1,100  Stanley Works (The)                                          33
                                                                 ----------
                                                                        155
                                                                 ----------

            HEALTH CARE - 2.8%
       800  Allergan, Inc.                                               47
       700  Bard (C.R.), Inc.                                            26
       700  Bausch & Lomb, Inc.                                          28
     3,600  Baxter International, Inc.                                  214
     3,100  Becton, Dickinson & Co.                                     127
     1,400  Biomet, Inc.                                                 49
     2,500  Boston Scientific Corp.<F1>                                 128
     8,200  Columbia/HCA Healthcare Corp.                               165
     1,900  Guidant Corp.                                               141
       600  HCR Manor Care<F1>                                           18
     5,300  HEALTHSOUTH Corp.<F1>                                        56
     2,100  Humana, Inc.<F1>                                             34
    17,000  Johnson & Johnson                                         1,330
       900  Mallinckrodt, Inc.                                           18
       800  Manor Care, Inc.                                             26

NUMBER                                                                VALUE
OF SHARES                                                            (000S)
---------------------------------------------------------------------------

            HEALTH CARE - 2.8% (CONT'D.)
     5,900  Medtronic, Inc.                                      $      341
     1,100  St. Jude Medical, Inc.<F1>                                   25
     3,900  Tenet Healthcare Corp.<F1>                                  112
     2,500  United Healthcare Corp.                                      88
     1,000  United States Surgical Corp.                                 42
                                                                 ----------
                                                                      3,015
                                                                 ----------

            HOLDING COMPANIES/DIVERSIFIED - 0.2%
     4,400  Seagram (The) Co. Ltd.                                      126
     2,100  Textron, Inc.                                               128
                                                                 ----------
                                                                        254
                                                                 ----------

            HOME BUILDERS - 0.1%
       800  Centex Corp.                                                 28
       500  Fleetwood Enterprises, Inc.                                  15
       500  Kaufman & Broad Home Corp.                                   12
       500  Pulte Corp.                                                  12
                                                                 ----------
                                                                         67
                                                                 ----------

            HOME FURNISHINGS - 0.1%
     1,200  Maytag Corp.                                                 57
     1,000  Whirlpool Corp.                                              47
                                                                 ----------
                                                                        104
                                                                 ----------

            HOUSEHOLD PRODUCTS - 0.9%
       900  American Greetings Corp., Class A                            36
     1,500  Avery Dennison Corp.                                         66
     1,300  Clorox (The) Co.                                            107
     2,200  Fortune Brands, Inc.                                         65
       500  Jostens, Inc.                                                10
     1,100  Moore Corp. Ltd.                                             12
     2,100  Newell Co.                                                   97
     1,900  Rubbermaid, Inc.                                             45
       800  Tupperware Corp.                                              9
     8,100  Unilever N.V. NYS                                           496
                                                                 ----------
                                                                        943
                                                                 ----------

            INSURANCE - 4.3%
     1,800  Aetna, Inc.                                                 125
    10,500  Allstate Corp.                                              438
     3,221  American General Corp.                                      206
    13,225  American International Group, Inc.                        1,018
     2,150  Aon Corp.                                                   139
     2,100  Chubb (The) Corp.                                           132
     2,700  CIGNA Corp.                                                 179

See Notes to the Financial Statements.

                                               NORTHERN FUNDS Semi-Annual Report

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

STOCK INDEX FUND (continued)

NUMBER                                                                VALUE
OF SHARES                                                            (000S)
---------------------------------------------------------------------------

            INSURANCE - 4.3% (CONT'D.)
     2,100  Cincinnati Financial Corp.                           $       65
     3,966  Conseco, Inc.                                               121
     1,000  General Re Corp.                                            203
     3,000  Hartford Financial Services Group (The), Inc.               142
     1,300  Jefferson-Pilot Corp.                                        79
     1,300  Lincoln National Corp.                                      107
     1,500  Loews Corp.                                                 127
     3,250  Marsh & McLennan Cos., Inc.                                 162
     1,300  MBIA, Inc.                                                   70
     1,400  MGIC Investment Corp.                                        52
       900  Progressive Corp.                                           101
     1,700  Provident Companies, Inc.                                    57
     1,800  SAFECO Corp.                                                 75
     2,976  St. Paul Cos., Inc.                                          97
     2,450  SunAmerica, Inc.                                            149
     1,800  Torchmark Corp.                                              65
       800  Transamerica Corp.                                           85
    14,655  Travelers Group, Inc.                                       550
     1,700  UNUM Corp.                                                   82
                                                                 ----------
                                                                      4,626
                                                                 ----------

            IRON/STEEL - 0.1%
     2,500  Allegheny Teledyne, Inc.                                     45
     1,400  Armco, Inc.<F1>                                               7
     1,600  Bethlehem Steel Corp.<F1>                                    13
     1,100  Nucor Corp.                                                  45
     1,100  USX - U.S. Steel Group                                       26
                                                                 ----------
                                                                        136
                                                                 ----------

            LEISURE TIME - 0.0%
     1,300  Brunswick Corp.                                              17
                                                                 ----------

            LODGING - 0.1%
     3,100  Hilton Hotels Corp.                                          53
     3,200  Marriott International, Inc.                                 76
                                                                 ----------
                                                                        129
                                                                 ----------

            MACHINERY - 0.6%
       300  Briggs & Stratton Corp.                                      12
       900  Case Corp.                                                   20
     4,600  Caterpillar, Inc.                                           205
       500  Cummins Engine Co., Inc.                                     15
     3,100  Deere & Co.                                                  94
     2,800  Dover Corp.                                                  86
       600  Harnischfeger Industries, Inc.                                7

NUMBER                                                                VALUE
OF SHARES                                                            (000S)
---------------------------------------------------------------------------

            MACHINERY - 0.6% (CONT'D.)
     2,100  Ingersoll-Rand Co.                                   $       80
       800  McDermott International, Inc.                                22
       500  Milacron, Inc.                                                8
       100  NACCO Industries, Inc.                                       10
     2,100  Thermo Electron Corp.<F1>                                    30
                                                                 ----------
                                                                        589
                                                                 ----------

            MEDIA - 3.2%
     9,100  CBS Corp.<F1>                                               221
     3,100  Clear Channel Communications, Inc.<F1>                      147
     4,700  Comcast Corp., Class A                                      221
    25,900  Disney (The Walt) Co.                                       656
     1,800  Donnelley (R.R.) & Sons Co.                                  63
     1,200  Dow Jones & Co., Inc.                                        56
     3,600  Gannett Co., Inc.                                           193
       900  King World Productions, Inc.                                 24
     1,000  Knight-Ridder, Inc.                                          45
     1,300  McGraw Hill Cos., Inc.                                      103
     7,700  MediaOne Group, Inc.                                        342
       700  Meredith Corp.                                               22
     2,400  New York Times Co., Class A                                  66
     6,600  Tele-Communications, Inc.<F1>                               258
     7,600  Time Warner, Inc.                                           665
     1,100  Times Mirror Co., Class A                                    58
     1,500  Tribune Co.                                                  75
     4,500  Viacom, Inc., Class B<F1>                                   261
                                                                 ----------
                                                                      3,476
                                                                 ----------

            METALS - DIVERSIFIED - 0.4%
     2,900  Alcan Aluminium Ltd.                                         68
     2,400  Aluminum Co. of America                                     170
       500  ASARCO, Inc.                                                 10
     2,300  Freeport-McMoRan Copper & Gold, Inc.,
            Class B                                                      27
     2,100  Inco Ltd.                                                    22
       700  Phelps Dodge Corp.                                           37
     3,200  Placer Dome, Inc.                                            44
       900  Reynolds Metals Co.                                          45
                                                                 ----------
                                                                        423
                                                                 ----------

            METAL FABRICATE/HARDWARE - 0.0%
       800  Timken (The) Co.                                             12
     1,200  Worthington Industries, Inc.                                 15
                                                                 ----------
                                                                         27
                                                                 ----------

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

NUMBER                                                                VALUE
OF SHARES                                                            (000S)
---------------------------------------------------------------------------

            MINING - 0.2%
     4,700  Barrick Gold Corp.                                   $       94
     2,900  Battle Mountain Gold Co.                                     17
     1,200  Cyprus Amax Minerals Co.                                     16
     2,700  Homestake Mining Co.                                         33
     1,944  Newmont Mining Corp.                                         47
                                                                 ----------
                                                                        207
                                                                 ----------

            MISCELLANEOUS MANUFACTURING - 4.8%
       400  Aeroquip-Vickers, Inc.                                       12
     1,500  Cooper Industries, Inc.                                      61
     2,900  Corning, Inc.                                                85
       825  Crane Co.                                                    19
     4,100  Eastman Kodak Co.                                           317
       900  Eaton Corp.                                                  56
       400  FMC Corp.<F1>                                                21
    41,100  General Electric Co.                                      3,270
     3,200  Illinois Tool Works, Inc.                                   174
     1,500  ITT Industries, Inc.<F1>                                     51
     5,100  Minnesota Mining & Manufacturing Co.                        376
       500  National Service Industries, Inc.                            16
     1,600  Pall Corp.                                                   36
       600  Polaroid Corp.                                               15
     2,200  PPG Industries, Inc.                                        120
     1,100  Raychem Corp.                                                27
     2,100  Tenneco, Inc.                                                69
     7,400  Tyco International Ltd.                                     408
                                                                 ----------
                                                                      5,133
                                                                 ----------

            OFFICE/BUSINESS EQUIPMENT - 0.5%
     1,000  Harris Corp.                                                 32
     3,500  Pitney Bowes, Inc.                                          184
     4,200  Xerox Corp.                                                 356
                                                                 ----------
                                                                        572
                                                                 ----------
            OIL & GAS PRODUCERS - 6.8%
     1,100  Amerada Hess Corp.                                           63
    12,100  Amoco Corp.                                                 652
     1,500  Anadarko Petroleum Corp.                                     59
     1,200  Apache Corp.                                                 32
     1,000  Ashland, Inc.                                                46
     4,100  Atlantic Richfield Co.                                      291
     2,257  Burlington Resources, Inc.                                   84
     8,300  Chevron Corp.                                               698
     2,700  Coastal Corp.                                                91
    30,800  Exxon Corp.                                               2,162

NUMBER                                                                VALUE
OF SHARES                                                            (000S)
---------------------------------------------------------------------------

            OIL & GAS PRODUCERS - 6.8% (CONT'D.)
       600  Helmerich & Payne, Inc.                              $       13
       600  Kerr-McGee Corp.                                             27
     9,900  Mobil Corp.                                                 752
     4,600  Occidental Petroleum Corp.                                   99
     1,300  Oryx Energy Co.<F1>                                          17
       600  Pennzoil Co.                                                 21
     3,300  Phillips Petroleum Co.                                      149
     1,100  Rowan Cos., Inc.<F1>                                         12
    27,100  Royal Dutch Petroleum Co. ADR                             1,291
     1,200  Sun Co., Inc.                                                38
     6,800  Texaco, Inc.                                                427
     3,169  Union Pacific Resources Group, Inc.                          39
     3,100  Unocal Corp.                                                112
     3,700  USX - Marathon Group                                        131
                                                                 ----------
                                                                      7,306
                                                                 ----------

            OIL & GAS SERVICES - 0.6%
     3,990  Baker Hughes, Inc.                                           84
     2,200  Dresser Industries, Inc.                                     67
     3,300  Halliburton Co.                                              94
     6,900  Schlumberger Ltd.                                           347
                                                                 ----------
                                                                        592
                                                                 ----------

            PACKAGING & CONTAINERS - 0.1%
       400  Ball Corp.                                                   14
     1,600  Crown Cork & Seal Co., Inc.                                  43
     2,000  Owens-Illinois, Inc.<F1>                                     50
     1,028  Sealed Air Corp.<F1>                                         33
     1,300  Stone Container Corp.                                        11
                                                                 ----------
                                                                        151
                                                                 ----------

            PHARMACEUTICALS - 9.4%
    19,500  Abbott Laboratories                                         847
     1,100  ALZA Corp.<F1>                                               48
    16,600  American Home Products Corp.                                869
    12,600  Bristol-Myers Squibb Co.                                  1,309
     1,700  Cardinal Health, Inc.                                       176
    13,900  Lilly (Eli) & Co.                                         1,089
    15,100  Merck & Co., Inc.                                         1,956
    16,500  Pfizer, Inc.                                              1,748
     6,400  Pharmacia & Upjohn, Inc.                                    321
     9,300  Schering-Plough Corp.                                       963
    10,400  Warner-Lambert Co.                                          785
                                                                 ----------
                                                                     10,111
                                                                 ----------

See Notes to the Financial Statements.

                                               NORTHERN FUNDS Semi-Annual Report

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

STOCK INDEX FUND (continued)

NUMBER                                                                VALUE
OF SHARES                                                            (000S)
---------------------------------------------------------------------------

            PIPELINES - 0.5%
     1,050  Columbia Gas System, Inc.                            $       62
     1,200  Consolidated Natural Gas Co.                                 65
     4,200  Enron Corp.                                                 222
     1,400  Sonat, Inc.                                                  42
     5,400  Williams (The) Cos., Inc.                                   155
                                                                 ----------
                                                                        546
                                                                 ----------

            RETAIL - 5.3%
     1,900  Autozone, Inc.<F1>                                           47
     1,300  Circuit City Stores, Inc.                                    43
     1,400  Consolidated Stores Corp.<F1>                                27
     2,700  Costco Cos., Inc.                                           128
     4,900  CVS Corp.                                                   215
     1,800  Darden Restaurants, Inc.                                     29
     5,600  Dayton-Hudson Corp.                                         200
     1,400  Dillard's, Inc., Class A                                     40
     2,350  Dollar General Corp.                                         63
     2,700  Federated Department Stores, Inc.                            98
     1,900  Fred Meyer, Inc.<F1>                                         74
     5,000  Gap (The), Inc.                                             264
       900  Harcourt General, Inc.                                       44
    18,600  Home Depot (The), Inc.                                      735
     1,700  Ikon Office Solutions, Inc.                                  12
     6,200  Kmart Corp.<F1>                                              74
     2,000  Kohl's Corp.<F1>                                             78
     2,900  Limited (The), Inc.                                          64
       500  Longs Drug Stores, Inc.                                      20
     4,400  Lowe's Cos., Inc.                                           140
     2,900  May Department Stores Co.                                   149
     8,700  McDonald's Corp.                                            519
     1,900  Nordstrom, Inc.                                              47
     3,200  Penney (J.C.) Co., Inc.                                     144
       800  Pep Boys - Manny, Moe & Jack                                 11
     3,300  Rite Aid Corp.                                              117
     5,000  Sears, Roebuck & Co.                                        221
     1,300  Tandy Corp.                                                  70
     4,000  TJX Cos., Inc.                                               71
     3,500  Toys "R" Us, Inc.<F1>                                        56
     1,930  Tricon Global Restaurants, Inc.<F1>                          75
     1,700  Venator Group, Inc.                                          15
    28,300  Wal-Mart Stores, Inc.                                     1,546
     6,300  Walgreen Co.                                                277
     1,600  Wendy's International, Inc.                                  35
                                                                 ----------
                                                                      5,748
                                                                 ----------

NUMBER                                                                VALUE
OF SHARES                                                            (000S)
---------------------------------------------------------------------------

            SAVINGS & LOANS - 0.3%
       700  Golden West Financial Corp.                          $       57
     1,500  H.F. Ahmanson & Company                                      84
     4,865  Washington Mutual, Inc.                                     164
                                                                 ----------
                                                                        305
                                                                 ----------

            SEMICONDUCTORS - 2.6%
     1,800  Advanced Micro Devices, Inc.<F1>                             33
     4,600  Applied Materials, Inc.<F1>                                 116
    21,200  Intel Corp.                                               1,818
     1,100  KLA-Tencor Corp.<F1>                                         27
     1,800  LSI Logic Corp.<F1>                                          23
     2,700  Micron Technology, Inc.                                      82
     7,600  Motorola, Inc.                                              325
     2,100  National Semiconductor Corp.<F1>                             20
     2,500  Rockwell International Corp.                                 90
     4,900  Texas Instruments, Inc.                                     259
                                                                 ----------
                                                                      2,793
                                                                 ----------

            SOFTWARE - 4.7%
       800  Adobe Systems, Inc.                                          28
       600  Autodesk, Inc.                                               16
     3,800  Automatic Data Processing, Inc.                             284
     2,600  BMC Software, Inc.<F1>                                      156
     7,050  Computer Associates International, Inc.                     261
     5,600  First Data Corp.                                            132
     5,400  HBO & Co.                                                   156
     2,100  IMS Health, Inc.                                            130
    31,200  Microsoft Corp.<F1>                                       3,444
     4,500  Novell, Inc.<F1>                                             55
    12,350  Oracle Corp.<F1>                                            359
     3,400  Parametric Technology Corp.<F1>                              34
       300  Shared Medical Systems Corp.                                 16
                                                                 ----------
                                                                      5,071
                                                                 ----------

            TELECOMMUNICATION EQUIPMENT - 2.0%
     7,300  AirTouch Communications, Inc.<F1>                           416
     1,150  Andrew Corp.<F1>                                             15
     2,200  Frontier Corp.                                               60
     1,900  General Instrument Corp.<F1>                                 41
    16,600  Lucent Technologies, Inc.                                 1,146
     3,600  Nextel Communications, Inc.<F1>                              73
     8,220  Northern Telecom Ltd.                                       263
     1,000  Scientific-Atlanta, Inc.                                     21
     2,400  Tellabs, Inc.<F1>                                            96
                                                                 ----------
                                                                      2,131
                                                                 ----------

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

NUMBER OF                                                             VALUE
SHARES                                                               (000S)
---------------------------------------------------------------------------


            TELEPHONE - 7.0%
     3,500  Alltel Corp.                                         $      166
    13,900  Ameritech Corp.                                             659
    22,800  AT&T Corp.                                                1,332
    19,608  Bell Atlantic Corp.                                         950
    12,400  BellSouth Corp.                                             933
    12,200  GTE Corp.                                                   671
    22,419  MCI WorldCom, Inc.<F1>                                    1,096
    23,256  SBC Communications, Inc.                                  1,033
     5,400  Sprint Corp.                                                389
     6,296  US West Communications Group                                330
                                                                 ----------
                                                                      7,559
                                                                 ----------

            TEXTILES - 0.0%
       200  Springs Industries, Inc., Class A                             7
                                                                 ----------


            TOYS - 0.1%
     1,650  Hasbro, Inc.                                                 48
     3,700  Mattel, Inc.                                                104
                                                                 ----------
                                                                        152
                                                                 ----------

            TRANSPORTATION SERVICES - 0.6%
     6,000  Burlington Northern Santa Fe Corp.                          192
     2,800  CSX Corp.                                                   118
     1,840  FDX Corp.<F1>                                                73
     4,200  Laidlaw, Inc.                                                40
     4,800  Norfolk Southern Corp.                                      139
     3,100  Union Pacific Corp.                                         132
                                                                 ----------
                                                                        694
                                                                 ----------

            TRUCKING & LEASING - 0.0%
       900  Ryder System, Inc.                                           23
                                                                 ----------

            U.S. GOVERNMENT AGENCIES - 1.1%
    13,100  Fannie Mae                                                  842
     8,600  Freddie Mac                                                 425
                                                                 ----------
                                                                      1,267
                                                                 ----------

            Total Common Stocks
            (cost $94,920)                                          103,055
                                                                 ----------

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------
            SHORT-TERM INVESTMENTS - 4.2%

    $4,128  Berliner Handels und Frankfurter,
            5.938%, 10/1/98                                      $    4,128

       380  U.S. Treasury Bill,
            4.63%, 1/7/99<F2>                                           375
                                                                 ----------

            Total Short-Term Investments
            (cost $4,503)                                             4,503
                                                                 ----------

            Total Investments - 99.7%
            (cost $99,423)                                          107,558

            Other Assets less Liabilities - 0.3%                        373
                                                                 ----------

            NET ASSETS - 100.0%                                  $  107,931
                                                                 ==========


OPEN FUTURES CONTRACTS:

                          Contract                        Unrealized
                         Number of    Amount    Contract   Contract      Loss
Type                     Contracts    (000s)    Position     Exp.       (000s)
------------------------------------------------------------------------------
S&P 500                       9       $2,335      Long      12/98        $26
S&P 500 MINI                 39        2,029      Long      12/98         28
                                                                         ---
                                                                         $54
                                                                         ===

<F2> Security pledged as collateral to cover margin requirements for open futures contracts.

See Notes to the Financial Statements.

                                               NORTHERN FUNDS Semi-Annual Report

--------------------
SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

GROWTH EQUITY FUND

NUMBER                                                                VALUE
OF SHARES                                                            (000S)
---------------------------------------------------------------------------


            COMMON STOCKS - 96.1%

            ADVERTISING - 1.5%
    43,500  Interpublic Group of Cos. (The), Inc.                $    2,346
   140,000  Snyder Communications, Inc.<F1>                           4,690
                                                                 ----------
                                                                      7,036
                                                                 ----------

            BANKS - 4.5%
    27,700  Citigroup, Inc.                                           2,574
   142,625  Fifth Third Bancorp                                       8,201
    45,000  NationsBank Corp.                                         2,408
   149,300  State Street Corp.                                        8,146
                                                                 ----------
                                                                     21,329
                                                                 ----------

            BEVERAGES - 3.3%
    28,000  Anheuser-Busch Cos., Inc.                                 1,512
   183,500  Coca-Cola (The) Co.                                      10,574
   115,000  PepsiCo, Inc.                                             3,385
                                                                 ----------
                                                                     15,471
                                                                 ----------

            CHEMICALS - 0.6%
    54,800  du Pont (E.I.) de Nemours & Co.                           3,076
                                                                 ----------

            COMMERCIAL SERVICES - 2.3%
   215,000  Accustaff, Inc.<F1>                                       3,131
    50,000  Cintas Corp.                                              2,506
   104,200  Paychex, Inc.                                             5,373
                                                                 ----------
                                                                     11,010
                                                                 ----------

            COMPUTERS - 6.1%
   121,725  Cisco Systems, Inc.<F1>                                   7,524
   126,600  Computer Sciences Corp.<F1>                               6,900
    37,000  Dell Computer Corp.<F1>                                   2,433
   115,700  EMC Corp.<F1>                                             6,617
    41,000  International Business Machines Corp.                     5,248
                                                                 ----------
                                                                     28,722
                                                                 ----------

            CONSUMER PRODUCTS - 1.8%
   133,100  Philip Morris Cos., Inc.                                  6,131
    80,000  UST, Inc.                                                 2,365
                                                                 ----------
                                                                      8,496
                                                                 ----------

            COSMETICS/PERSONAL CARE - 1.5%
    51,000  Gillette Co.                                              1,951
    73,900  Procter & Gamble Co.                                      5,242
                                                                 ----------
                                                                      7,193
                                                                 ----------

NUMBER                                                                VALUE
OF SHARES                                                            (000S)
---------------------------------------------------------------------------

            DIVERSIFIED FINANCIAL SERVICES - 2.9%
    37,400  American Express Co.                                 $    2,903
    91,200  Merrill Lynch & Co., Inc.                                 4,321
    70,200  Price (T. Rowe) Associates, Inc.                          2,062
   110,000  Schwab (The Charles) Corp.                                4,331
                                                                 ----------
                                                                     13,617
                                                                 ----------

            ELECTRIC - 1.2%
    86,600  Cinergy Corp.                                             3,313
    44,200  New Century Energies, Inc.                                2,152
                                                                 ----------
                                                                      5,465
                                                                 ----------

            ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
    31,000  Emerson Electric Co.                                      1,930
                                                                 ----------

            ELECTRONICS - 0.7%
    67,200  Solectron Corp.<F1>                                       3,226
                                                                 ----------

            HEALTH CARE - 6.8%
   104,000  Becton, Dickinson and Co.                                 4,277
    64,500  Guidant Corp.                                             4,789
   310,350  Health Management Associates, Inc.<F1>                    5,664
   190,000  HEALTHSOUTH Corp.<F1>                                     2,007
   111,700  Johnson & Johnson                                         8,741
   121,400  Medtronic, Inc.                                           7,026
                                                                 ----------
                                                                     32,504
                                                                 ----------

            HOUSEHOLD PRODUCTS - 0.7%
    75,000  Newell Co.                                                3,455
                                                                 ----------

            INSURANCE - 4.0%
    48,600  Allstate Corp.                                            2,026
   121,950  American International Group, Inc.                        9,390
    81,700  MBIA, Inc.                                                4,386
    54,000  Travelers Group, Inc.                                     2,025
    26,000  Nationwide Financial Services, Inc.                       1,181
                                                                 ----------
                                                                     19,008
                                                                 ----------

            MEDIA - 1.2%
   135,300  Disney (The Walt) Co.                                     3,425
    27,000  Time Warner, Inc.                                         2,364
                                                                 ----------
                                                                      5,789
                                                                 ----------

            MISCELLANEOUS MANUFACTURING - 3.7%
   178,100  General Electric Co.                                     14,170

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

NUMBER                                                                VALUE
OF SHARES                                                            (000S)
---------------------------------------------------------------------------

            MISCELLANEOUS MANUFACTURING - 3.7% (CONT'D.)
    63,700  Tyco International Ltd.                              $    3,519
                                                                 ----------
                                                                     17,689
                                                                 ----------

            OFFICE/BUSINESS EQUIPMENT - 0.4%
    20,000  Xerox Corp.                                               1,695
                                                                 ----------

            OIL & GAS PRODUCERS - 6.4%
    65,000  Chevron Corp.                                             5,464
   182,000  Exxon Corp.                                              12,774
    55,100  Mobil Corp.                                               4,184
   165,900  Royal Dutch Petroleum Co. ADR                             7,901
                                                                 ----------
                                                                     30,323
                                                                 ----------

            OIL & GAS SERVICES - 1.7%
    95,900  Schlumberger Ltd.                                         4,825
    96,900  Transocean Offshore, Inc.                                 3,361
                                                                 ----------
                                                                      8,186
                                                                 ----------

            PHARMACEUTICALS - 13.8%
    76,500  Bristol-Myers Squibb Co.                                  7,946
    49,500  Cardinal Health, Inc.                                     5,111
   128,875  Elan Corp. PLC ADR<F1>                                    9,287
   114,300  Lilly (Eli) & Co.                                         8,951
    48,000  Merck & Co., Inc.                                         6,219
   107,000  Pfizer, Inc.                                             11,335
    52,400  Schering-Plough Corp.                                     5,427
   148,800  Warner-Lambert Co.                                       11,234
                                                                 ----------
                                                                     65,510
                                                                 ----------

            RESTAURANTS - 1.5%
   199,500  Starbucks Corp.<F1>                                       7,219
                                                                 ----------

            RETAIL - 11.2%
   137,000  Dayton Hudson Corp.                                       4,898
    66,800  Gap (The), Inc.                                           3,524
   336,200  Home Depot (The), Inc.                                   13,280
   156,400  Kohl's Corp.<F1>                                          6,100
   150,000  Staples, Inc.<F1>                                         4,406
   236,200  Wal-Mart Stores, Inc.                                    12,902
   179,000  Walgreen Co.                                              7,887
                                                                 ----------
                                                                     52,997
                                                                 ----------

NUMBER                                                                VALUE
OF SHARES                                                            (000S)
---------------------------------------------------------------------------

            SEMICONDUCTORS - 2.1%
    89,300  Intel Corp.                                          $    7,657
    39,500  Texas Instruments, Inc.                                   2,084
                                                                 ----------
                                                                      9,741
                                                                 ----------

            SOFTWARE - 6.5%
   158,000  HBO & Co.                                                 4,562
   140,800  Microsoft Corp.<F1>                                      15,497
    87,600  Network Associates, Inc.<F1>                              3,110
   169,500  PeopleSoft, Inc.<F1>                                      3,899
   126,200  Siebel Systems, Inc.<F1>                                  3,620
                                                                 ----------
                                                                     30,688
                                                                 ----------

            TELECOMMUNICATION EQUIPMENT - 1.8%
    72,600  Lucent Technologies, Inc.                                 5,014
    89,150  Tellabs, Inc.<F1>                                         3,549
                                                                 ----------
                                                                      8,563
                                                                 ----------

            TELEPHONE - 5.1%
    83,100  Ameritech Corp.                                           3,937
    67,900  AT&T Corp.                                                3,968
   126,400  Bell Atlantic Corp.                                       6,123
    53,000  BellSouth Corp.                                           3,988
    82,000  MCI WorldCom, Inc.<F1>                                    4,008
    49,000  SBC Communications, Inc.                                  2,177
                                                                 ----------
                                                                     24,201
                                                                 ----------

            U.S. GOVERNMENT AGENCIES - 2.4%
    82,600  Fannie Mae                                                5,307
   124,500  Freddie Mac                                               6,155
                                                                 ----------
                                                                     11,462
                                                                 ----------

            Total Common Stocks
            (cost $367,340)                                         455,601
                                                                 ----------

See Notes to the Financial Statements

                                               NORTHERN FUNDS Semi-Annual Report

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

GROWTH EQUITY FUND (continued)

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            SHORT-TERM INVESTMENTS - 3.6%

   $16,287  Berliner Handels und Frankfurter,
            5.938%, 10/1/98                                      $   16,287
       765  U.S. Treasury Bill,
            5.46%, 12/17/98<F2>                                         758
                                                                 ----------

            Total Short-Term Investments
            (cost $17,045)                                           17,045
                                                                 ----------

            Total Investments - 99.7%
            (cost $384,385)                                         472,646

            Other Assets less Liabilities - 0.3%                      1,555
                                                                 ----------

            NET ASSETS - 100.0%                                  $  474,201
                                                                 ==========


OPEN FUTURES CONTRACTS:

                                     Contract                         Unrealized
                         Number of    Amount    Contract   Contract      Loss
Type                     Contracts    (000s)    Position     Exp.       (000s)
--------------------------------------------------------------------------------
S&P 500                      51      $13,082      Long      12/98       $248
                                                                        ====

<F2>  Security pledged as collateral to cover margin requirements for open futures contracts.

--------------------
SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

SELECT EQUITY FUND

NUMBER                                                                VALUE
OF SHARES                                                            (000S)
---------------------------------------------------------------------------

            COMMON STOCKS - 98.1%

            ADVERTISING - 0.4%
    15,000  Snyder Communications, Inc.<F1>                      $      502

            AIRLINES - 0.3%
    20,000  Southwest Airlines Co.                                      400

            BANKS - 3.8%
     7,000  Chase Manhattan Corp.                                       303
     3,500  Citigroup, Inc.                                             325
    14,000  First Union Corp.                                           717
    10,000  NationsBank Corp.                                           535
    28,000  Norwest Corp.                                             1,003
    16,500  State Street Corp.                                          900
     3,100  Wells Fargo & Co.                                         1,101
                                                                 ----------
                                                                      4,884
                                                                 ----------

            BEVERAGES - 3.8%
    37,000  Anheuser-Busch Cos., Inc.                                 1,998
    38,000  Coca-Cola (The) Co.                                       2,190
    23,500  PepsiCo, Inc.                                               692
                                                                 ----------
                                                                      4,880
                                                                 ----------

            BIOTECHNOLOGY - 0.4%
     6,000  Amgen, Inc.<F1>                                             453
                                                                 ----------

            CHEMICALS - 0.7%
    15,500  du Pont (E.I.) de Nemours & Co.                             870
                                                                 ----------

            COMMERCIAL SERVICES - 1.8%
    44,000  Paychex, Inc.                                             2,269
                                                                 ----------

            COMPUTERS - 9.0%
    53,250  Cisco Systems, Inc.<F1>                                   3,292
    36,000  Computer Sciences Corp.<F1>                               1,962
    45,000  EMC Corp.<F1>                                             2,573
    15,000  International Business Machines Corp.                     1,920
    16,500  Vodafone Group PLC ADR                                    1,860
                                                                 ----------
                                                                     11,607
                                                                 ----------

            CONSUMER PRODUCTS - 0.9%
    26,500  Philip Morris Cos., Inc.                                  1,221
                                                                 ----------

NUMBER                                                                VALUE
OF SHARES                                                            (000S)
---------------------------------------------------------------------------

            COSMETICS/PERSONAL CARE - 1.5%
    16,000  Gillette Co.                                         $      612
    19,000  Procter & Gamble Co.                                      1,348
                                                                 ----------
                                                                      1,960
                                                                 ----------

            DIVERSIFIED FINANCIAL SERVICES - 0.8%
     7,000  Morgan Stanley Dean Witter & Co.                            301
    25,000  Price (T. Rowe) Associates, Inc.                            734
                                                                 ----------
                                                                      1,035
                                                                 ----------

            ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
    15,000  American Power Conversion Corp.<F1>                         565
                                                                 ----------

            HEALTH CARE - 2.9%
     4,000  Genentech, Inc.<F1>                                         288
    40,000  Health Management Associates, Inc.<F1>                      730
    18,000  HEALTHSOUTH Corp.<F1>                                       190
    25,300  Johnson & Johnson                                         1,980
    15,000  Omnicare, Inc.                                              529
                                                                 ----------
                                                                      3,717
                                                                 ----------

            HOUSEHOLD PRODUCTS - 0.6%
    12,000  Unilever N.V. NYS                                           735
                                                                 ----------

            INSURANCE - 2.9%
    12,000  Allstate Corp.                                              500
    26,250  American International Group, Inc.                        2,021
    10,500  Progressive Corp.                                         1,184
                                                                 ----------
                                                                      3,705
                                                                 ----------

            MEDIA - 2.2%
    50,000  Disney (The Walt) Co.                                     1,266
    12,000  MediaOne Group, Inc.<F1>                                    533
    12,500  Time Warner, Inc.                                         1,094
                                                                 ----------
                                                                      2,893
                                                                 ----------

            MISCELLANEOUS MANUFACTURING - 6.8%
    69,000  General Electric Co.                                      5,490
    50,000  Pall Corp.                                                1,109
    38,500  Tyco International Ltd.                                   2,127
                                                                 ----------
                                                                      8,726
                                                                 ----------

            OIL & GAS PRODUCERS - 6.8%
    20,000  Exxon Corp.                                               1,404


See Notes to the Financial Statements.

                                               NORTHERN FUNDS Semi-Annual Report

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

SELECT EQUITY FUND (continued)

NUMBER                                                                VALUE
OF SHARES                                                            (000S)
---------------------------------------------------------------------------

            OIL & GAS PRODUCERS - 6.8% (CONT'D.)
    47,800  Mobil Corp.                                          $    3,630
   135,000  Newpark Resources, Inc.<F1>                                 928
     5,500  Royal Dutch Petroleum Co. ADR                               262
    36,500  Texaco, Inc.                                              2,288
     9,000  Transocean Offshore, Inc.                                   312
                                                                 ----------
                                                                      8,824
                                                                 ----------

            PHARMACEUTICALS - 17.5%
    36,000  Abbott Laboratories                                       1,564
    29,500  Bristol-Myers Squibb Co.                                  3,064
    23,000  Cardinal Health, Inc.                                     2,375
    39,000  Elan Corp. PLC ADR<F1>                                    2,810
    15,000  Lilly (Eli) & Co.                                         1,175
     8,000  Merck & Co., Inc.                                         1,037
    40,000  Pfizer, Inc.                                              4,238
    33,000  Schering-Plough Corp.                                     3,418
    39,300  Warner-Lambert Co.                                        2,967
                                                                 ----------
                                                                     22,648
                                                                 ----------

            PIPELINES - 1.4%
    33,500  Enron Corp.                                               1,769
                                                                 ----------

            PROFESSIONAL SERVICES - 0.2%
    12,500  Sylvan Learning Systems, Inc.<F1>                           292
                                                                 ----------

            RECREATION & LEISURE SERVICES - 1.0%
    40,000  Carnival Corp., Class A                                   1,273
                                                                 ----------

            RESTAURANTS - 0.5%
    20,000  Starbucks Corp.<F1>                                         724
                                                                 ----------

            RETAIL - 13.3%
     8,000  Abercrombie & Fitch Co., Class A<F1>                        352
    12,000  Albertson's, Inc.                                           649
    15,000  CVS Corp.                                                   657
    36,000  Gap (The), Inc.                                           1,899
    44,500  Home Depot (The), Inc.                                    1,758
    53,000  Kohl's Corp.<F1>                                          2,067
    70,000  Staples, Inc.<F1>                                         2,056
    80,000  Walgreen Co.                                              3,525
    76,600  Wal-Mart Stores, Inc.                                     4,184
                                                                 ----------
                                                                     17,147
                                                                 ----------

            SEMICONDUCTORS - 1.5%
    23,000  Intel Corp.                                               1,972
                                                                 ----------

NUMBER                                                                VALUE
OF SHARES                                                            (000S)
---------------------------------------------------------------------------

            SOFTWARE - 5.6%
    23,000  BMC Software, Inc.<F1>                               $    1,381
    19,500  Fiserv, Inc.<F1>                                            898
    36,500  Microsoft Corp.<F1>                                       4,017
    15,000  Network Associates, Inc.<F1>                                533
    15,000  Oracle Corp.<F1>                                            437
                                                                 ----------
                                                                      7,266
                                                                 ----------

            TELECOMMUNICATION EQUIPMENT - 1.5%
    20,000  Lucent Technologies, Inc.                                 1,381
    15,000  Tellabs, Inc.<F1>                                           597
                                                                 ----------
                                                                      1,978
                                                                 ----------

            TELEPHONE - 5.2%
    64,500  Ameritech Corp.                                           3,056
    16,200  BellSouth Corp.                                           1,219
    51,000  MCI WorldCom, Inc.<F1>                                    2,493
                                                                 ----------
                                                                      6,768
                                                                 ----------

            U.S. GOVERNMENT AGENCIES - 4.4%
    25,000  Fannie Mae                                                1,606
    82,000  Freddie Mac                                               4,054
                                                                 ----------
                                                                      5,660
                                                                 ----------

            Total Common Stocks
            (cost $111,274)                                         126,743
                                                                 ----------

PRINCIPAL
AMOUNT
(000S)
---------

            SHORT-TERM INVESTMENT - 1.9%

    $2,464  Berliner Handels und Frankfurter,
            5.938%, 10/1/98
            (cost $2,464)                                             2,464
                                                                 ----------

            Total Investments - 100.0%
            (cost $113,738)                                         129,207

            Liabilities Less Other Assets - (0.0)%                     (56)
                                                                 ----------

            NET ASSETS - 100.0%                                  $  129,151
                                                                 ==========

See Notes to the Financial Statements.

---------------------
SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

MID CAP GROWTH FUND

NUMBER                                                                VALUE
OF SHARES                                                            (000S)
---------------------------------------------------------------------------

            COMMON STOCKS - 95.3%

            ADVERTISING - 2.2%
     3,600  Interpublic Group of Cos. (The), Inc.                $      194
    16,000  Outdoor Systems, Inc.<F1>                                   312
                                                                 ----------
                                                                        506
                                                                 ----------
            AEROSPACE AND DEFENSE - 1.7%
     9,700  Gulfstream Aerospace Corp.<F1>                              390
                                                                 ----------

            AIRLINES - 2.3%
    11,000  COMAIR Holdings, Inc.                                       316
    11,700  Skywest, Inc.                                               224
                                                                 ----------
                                                                        540
                                                                 ----------

            BIOTECHNOLOGY - 2.0%
     6,900  Biogen, Inc.<F1>                                            454
                                                                 ----------

            COMMERCIAL SERVICES - 9.5%
    11,550  Apollo Group, Inc., Class A<F1>                             322
    17,000  DeVry, Inc.<F1>                                             398
     9,925  Paychex, Inc.                                               512
    17,400  Profit Recovery Group International
            (The), Inc.<F1>                                             544
     6,000  Robert Half International, Inc.<F1>                         259
     7,200  United Rentals, Inc.<F1>                                    172
                                                                 ----------
                                                                      2,207
                                                                 ----------

            COMPUTERS - 8.5%
     5,600  Broadcom Corp., Class A<F1>                                 398
     7,900  Ciber, Inc.<F1>                                             159
     8,000  Dell Computer Corp.<F1>                                     526
     7,200  EMC Corp.<F1>                                               412
     9,900  Henry (Jack) & Associates, Inc.                             473
                                                                 ----------
                                                                      1,968
                                                                 ----------

            DIVERSIFIED FINANCIAL SERVICES - 1.8%
     3,800  Finova Group, Inc.                                          190
     5,500  Healthcare Financial Partners, Inc.<F1>                     231
                                                                 ----------
                                                                        421
                                                                 ----------

            ELECTRICAL COMPONENTS & EQUIPMENT - 2.1%
    12,900  American Power Conversion Corp.<F1>                         486
                                                                 ----------

            ELECTRONICS - 1.3%
    13,000  Vitesse Semiconductor Corp.<F1>                             307
                                                                 ----------

NUMBER                                                                VALUE
OF SHARES                                                            (000S)
---------------------------------------------------------------------------

            HEALTH CARE - 8.3%
    10,400  Arterial Vascular Engineering, Inc.<F1>              $      385
     8,000  Becton, Dickinson & Co.                                     329
    10,500  Health Management Associates, Inc.,
            Class A<F1>                                                 192
     8,000  Minimed, Inc.<F1>                                           528
     9,600  Steris Corp.<F1>                                            271
    11,300  Ventana Medical Systems, Inc.<F1>                           203
                                                                 ----------
                                                                      1,908
                                                                 ----------

            HOME BUILDERS - 1.1%
    10,200  Pulte Corp.                                                 251
                                                                 ----------

            HOUSEHOLD PRODUCTS - 1.1%
     5,600  Avery Dennison Corp.                                        245
                                                                 ----------

            INSURANCE - 2.8%
     6,500  Hartford Life, Inc., Class A                                275
    10,800  Mutual Risk Management Ltd.                                 382
                                                                 ----------
                                                                        657
                                                                 ----------
            MEDIA - 2.4%
     8,800  Cox Radio, Inc., Class A<F1>                                309
     2,900  Time Warner, Inc.                                           254
                                                                 ----------
                                                                        563
                                                                 ----------

            MISCELLANEOUS MANUFACTURING - 1.2%
     4,900  Tyco International Ltd.                                     271
                                                                 ----------

            OIL AND GAS EQUIPMENT - 0.8%
     7,500  Diamond Offshore Drilling, Inc.                             195
                                                                 ----------

            PHARMACEUTICALS - 4.1%
     6,400  Elan Corp. PLC ADR<F1>                                      461
     9,700  Watson Pharmaceuticals, Inc.<F1>                            492
                                                                 ----------
                                                                        953
                                                                 ----------

            RESTAURANTS - 0.9%
     6,000  Starbucks Corp.<F1>                                         217
                                                                 ----------

            RETAIL - 7.0%
    11,400  99 Cents Only Stores<F1>                                    451
    10,000  Fred Meyer, Inc.<F1>                                        389
     5,100  Gap, (The) Inc.                                             269
     5,400  Ross Stores, Inc.                                           154
    11,900  Staples, Inc.<F1>                                           349
                                                                 ----------
                                                                      1,612
                                                                 ----------
See Notes to the Financial Statements.

                                               NORTHERN FUNDS Semi-Annual Report

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

MID CAP GROWTH FUND (continued)

NUMBER                                                                VALUE
OF SHARES                                                            (000S)
---------------------------------------------------------------------------

            SOFTWARE - 26.8%
     3,500  America Online, Inc.<F1>                              $     389
     9,500  BMC Software, Inc.<F1>                                      571
    18,000  Broadvision, Inc.<F1>                                       190
     7,200  Citrix Systems, Inc.<F1>                                    511
    11,200  Concord Communications, Inc.<F1>                            445
     5,600  Documentum, Inc.<F1>                                        222
     9,000  Electronic Arts, Inc.<F1>                                   395
     9,650  Fiserv, Inc.<F1>                                            445
     9,500  Great Plains Software, Inc.<F1>                             449
     9,500  IDX Systems Corp.<F1>                                       504
     5,400  Intuit, Inc.<F1>                                            251
    10,700  J.D. Edwards & Co.<F1>                                      514
     9,900  Legato Systems, Inc.<F1>                                    509
     5,100  LHS Group, Inc.<F1>                                         248
     6,000  Mobius Management Systems, Inc.<F1>                          36
     6,500  Network Associates, Inc.<F1>                                231
    10,400  Siebel Systems, Inc.<F1>                                    297
                                                                 ----------
                                                                      6,207
                                                                 ----------

            TELECOMMUNICATION EQUIPMENT - 1.8%
     8,600  Superior Telecom, Inc.                                      416
                                                                 ----------

            TELECOMMUNICATIONS - 2.7%
     9,500  Gilat Satellite Networks Ltd.<F1>                           428
     6,100  Qwest Communications International, Inc.<F1>                191
                                                                 ----------
                                                                        619
                                                                 ----------

            TELEPHONE - 1.6%
     7,600  MCI WorldCom, Inc.<F1>                                      371
                                                                 ----------

            TEXTILES - 1.3%
     9,700  Westpoint Stevens, Inc.<F1>                                 296
                                                                 ----------

            Total Common Stocks
            (cost $23,472)                                           22,060
                                                                 ----------

NUMBER                                                                VALUE
OF SHARES                                                            (000S)
---------------------------------------------------------------------------

            SHORT-TERM INVESTMENTS - 7.1%

      $939  Berliner Handels und Frankfurter,
            5.938%, 10/1/98                                      $      939
       694  FHLB Discount Note,
            5.40%, 10/1/98                                              694
                                                                 ----------

            Total Short-Term Investments
            (cost $1,633)                                             1,633
                                                                 ----------

            Total Investments - 102.4%
            (cost $25,105)                                           23,693

            Liabilities less Other Assets - (2.4)%                    (545)
                                                                 ----------
            NET ASSETS - 100.0%                                  $   23,148
                                                                 ==========

See Notes to the Financial Statements.

--------------------
SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

SMALL CAP FUND

NUMBER                                                                VALUE
OF SHARES                                                            (000S)
---------------------------------------------------------------------------

            COMMON STOCKS - 97.4%

            ADVERTISING - 0.5%
    18,600  Cyrk, Inc.<F1>                                       $      195
       900  Grey Advertising, Inc.                                      295
     4,400  National Media Corp.<F1>                                     14
     3,100  Quintel Communications, Inc.<F1>                              9
     5,400  Telespectrum Worldwide, Inc.<F1>                             45
    35,100  True North Communications                                   779
                                                                 ----------
                                                                      1,337
                                                                 ----------

            AEROSPACE/DEFENSE - 1.4%
    38,550  AAR Corp.                                                   756
    12,900  Aeroflex, Inc.<F1>                                          127
       400  Allied Research Corp.<F1>                                     3
    31,800  Banner Aerospace, Inc.<F1>                                  254
    12,200  BE Aerospace, Inc.<F1>                                      268
    12,000  Curtiss-Wright Corp.<F1>                                    476
    17,900  Nichols Research Corp.<F1>                                  344
    43,700  Orbital Sciences Corp.<F1>                                1,226
     1,700  Primex Technologies, Inc.                                    58
     2,400  SPACEHAB, Inc.<F1>                                           21
     8,200  Tech-Sym Corp.<F1>                                          188
     4,200  Titan Corp.<F1>                                              21
    19,400  United Industrial Corp.                                     198
                                                                 ----------
                                                                      3,940
                                                                 ----------

            AGRICULTURE - 0.0%
     1,700  Andersons (The), Inc.                                        18
    13,700  Orange Co., Inc.<F1>                                         80
                                                                 ----------
                                                                         98
                                                                 ----------

            AIRLINES - 0.7%
     8,300  Airtran Holdings, Inc.<F1>                                   33
    19,800  Alaska Airgroup, Inc.<F1>                                   674
    14,000  Amtran, Inc.<F1>                                            329
    11,600  Hawaiian Airlines, Inc.<F1>                                  23
    38,400  Mesa Air Group, Inc.<F1>                                    192
    27,600  SkyWest, Inc.                                               528
    20,800  Tower Air, Inc.<F1>                                          44
                                                                 ----------
                                                                      1,823
                                                                 ----------
            APPAREL - 1.6%
   188,700  Burlington Industries, Inc.<F1>                           1,793
    13,000  Chic By H.I.S., Inc.<F1>                                     42
     8,100  Cone Mills Corp.<F1>                                         40

NUMBER                                                                VALUE
OF SHARES                                                            (000S)
---------------------------------------------------------------------------

            APPAREL - 1.6% (CONT'D.)
    12,200  Deckers Outdoor Corp.<F1>                            $       61
    33,300  Delta Woodside Industries, Inc.                             131
     9,600  Donna Karan International, Inc.<F1>                          70
    15,600  Dyersburg Corp.                                              60
     1,400  Florsheim Group, Inc.<F1>                                     9
     6,900  Garan, Inc.                                                 193
    11,600  Haggar Corp.                                                128
       800  Hampshire Group Ltd.<F1>                                     14
    11,100  Hartmarx Corp.<F1>                                           73
    29,800  Kellwood Co.                                                801
     8,500  LaCrosse Footwear, Inc.                                      74
     9,200  Oxford Industries, Inc.                                     283
    36,700  Phillips-Van Heusen Corp.                                   349
       600  Pluma, Inc.<F1>                                               1
     5,900  Starter Corp.<F1>                                            11
     1,400  Supreme International Corp.<F1>                              16
    40,600  Tultex Corp.<F1>                                             71
     3,900  Weyco Group, Inc.                                           103
    19,600  Worldtex, Inc.<F1>                                           93
                                                                 ----------
                                                                      4,416
                                                                 ----------
            AUTO MANUFACTURERS - 0.1%
    17,800  Brilliance China Automotive Holdings Ltd.                   123
       900  Oshkosh Truck Corp.                                          22
                                                                 ----------
                                                                        145
                                                                 ----------

            AUTO PARTS & EQUIPMENT - 1.3%
    32,400  Arvin Industries, Inc.                                    1,207
     8,300  China Tire Holding, Inc.                                     40
    33,500  Detroit Diesel Corp.<F1>                                    565
     8,500  Durakon Industries, Inc.<F1>                                 91
     7,100  Edelebrock Corp.<F1>                                        104
    14,600  Excel Industries, Inc.                                      182
    10,600  Exide Corp.                                                 122
       200  Federal Screw Works                                          10
     3,700  Jason, Inc.<F1>                                              28
    10,700  R & B, Inc.<F1>                                              73
       500  Ragan Brad, Inc.<F1>                                         19
     2,700  Spartan Motors, Inc.<F1>                                     13
    17,800  Standard Motors Products, Inc.                              434
    22,800  Standard Products Co.                                       399
    11,000  Titan International, Inc.                                   122
    11,800  Walbro Corp.<F1>                                             95
                                                                 ----------
                                                                      3,504
                                                                 ----------

See Notes to the Financial Statements.

                                               NORTHERN FUNDS Semi-Annual Report

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

SMALL CAP FUND (continued)

NUMBER                                                                VALUE
OF SHARES                                                            (000S)
---------------------------------------------------------------------------

            BANKS - 3.2%
     1,700  ABC Bancorp                                          $       21
     4,100  Area Bancshares Corp.                                       107
     1,900  Bancfirst Corp.                                              69
    13,576  Brenton Banks, Inc.                                         255
     9,900  BSB Bancorp, Inc.                                           275
       900  Cass Commerical Corp.                                        23
     5,000  Cathay Bancorp, Inc.                                        183
     4,000  CB Bancshares, Inc.                                         124
       200  Central Co-Operative Bank                                     4
     1,000  Commercial Bank Of New York                                  16
     6,600  Community Bank System, Inc.                                 188
     4,700  Community Trust Bancorp, Inc.                               123
    14,400  CPB, Inc.                                                   229
     8,200  Evergreen Bancorp, Inc.                                     205
     1,300  Fidelity National Corp.<F1>                                  13
       210  First Colonial Group, Inc.                                    6
     1,900  First Merchants Corp.                                        70
    12,900  First Republic Bank<F1>                                     393
    20,048  F.N.B. Corp.                                                561
       815  Franklin Bank N.A.                                            9
     8,800  GBC Bancorp                                                 211
       700  German American Bancorp                                      17
     5,300  Grand Premier Financial, Inc.                                80
     5,276  HUBCO, Inc.                                                 134
     4,500  Interchange Financial Services Corp.                         69
     1,900  ISB Financial Corp.                                          42
       600  James River Bankshares, Inc.                                 11
    11,306  Jeffbanks, Inc.                                             281
       300  Mahaska Investment Co.                                        6
     1,000  Mason-Dixon Bancshares, Inc.                                 30
       640  Matewan Bancshares, Inc.                                     15
     2,700  Merchants Bancshares, Inc.                                   62
     1,470  Michigan Financial Corp.                                     52
    11,602  Mid-America Bancorp                                         286
    12,114  National City Bancorporation<F1>                            339
    11,525  NBT Bancorp, Inc.                                           265
     6,000  Northern States Financial Corp.                             163
       500  Old Second Bancorp, Inc.                                     24
     5,985  One Valley Bancorp, Inc.                                    193
     7,893  Peoples Holding Co.                                         254
     9,464  Premier National Bancorp                                    160
       450  Princeton National Bancorp                                    8
     2,000  Republic Bancshares, Inc.<F1>                                44
     4,100  Republic Security Financial Corp.                            36
    46,300  Riggs National Corp.                                      1,134
       714  Signal Corp.                                                 22

NUMBER                                                                VALUE
OF SHARES                                                            (000S)
---------------------------------------------------------------------------

            BANKS - 3.2% (CONT'D.)
       400  Southside Bancshares Corp.                           $       15
       600  Southwest Bancorp, Inc.                                      16
       600  Southwest National Corp.                                     43
     7,000  Sterling Bancorp                                            141
    21,800  Sumitomo Bank of California                                 828
     8,550  Triangle Bancorp, Inc.                                      166
     2,875  TriCo Bancshares                                             69
    25,500  USBANCORP, Inc.                                             484
     6,200  Vermont Financial Services Corp.                            133
       660  Vista Bancorp, Inc.<F1>                                      13
     9,900  Wesbanco, Inc.                                              275
                                                                 ----------
                                                                      8,995
                                                                 ----------

            BEVERAGES - 0.2%
    14,365  Chock Full O' Nuts Corp.<F1>                                 90
     2,000  Farmer Bros. Co.                                            430
     2,900  Genesee Corp., Class B                                       74
                                                                 ----------
                                                                        594
                                                                 ----------

            BIOTECHNOLOGY - 0.8%
       900  Advanced Magnetics, Inc.<F1>                                  7
     3,000  Aksys Ltd.<F1>                                               19
    14,500  ATL Ultrasound, Inc.<F1>                                    730
     2,300  Biocryst Pharmaceuticals, Inc.<F1>                           16
    60,200  Biomira, Inc.<F1>                                            92
    37,600  Cell Genesys, Inc.<F1>                                      120
    13,000  Creative Biomolecules, Inc.<F1>                              39
    11,000  Cytogen Corp.<F1>                                             9
     3,900  DNAP Holding Corp.<F1>                                       14
     3,900  Genome Therapeutics Corp.<F1>                                 8
     1,500  Innovasive Devices, Inc.<F1>                                  8
     3,850  Integra Lifesciences Corp.<F1>                               18
     9,500  Liposome Co. (The), Inc.<F1>                                 54
     3,200  Martek Biosciences Corp.<F1>                                 26
     2,300  Microcide Pharmaceutical, Inc.<F1>                           12
     4,000  Neopath, Inc.<F1>                                            20
     4,800  Neoprobe Corp.<F1>                                            4
    19,100  Northfield Laboratories, Inc.<F1>                           181
    10,900  Protein Design Labs, Inc.<F1>                               262
    10,100  Regeneron Pharmaceuticals, Inc.<F1>                          78
    17,900  Ribi Immunochem Research, Inc.<F1>                           55
    43,400  Scios, Inc.<F1>                                             247
     2,200  Synaptic Pharmaceutical Corp.<F1>                            32
     4,900  U.S. Diagnostic Labs, Inc.<F1>                               10
    12,400  VIMRx Pharmaceuticals, Inc.<F1>                              15
     4,800  Viragen, Inc.<F1>                                             6

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

NUMBER                                                                VALUE
OF SHARES                                                            (000S)
---------------------------------------------------------------------------

            BIOTECHNOLOGY - 0.8% (CONT'D.)
    15,600  Xoma Corp.<F1>                                       $       43
                                                                 ----------
                                                                      2,125
                                                                 ----------

            BUILDING MATERIALS - 1.7%
     3,000  ABT Building Products Corp.<F1>                              31
     5,400  Ameron International Corp.                                  190
     2,400  Butler Manufacturing Co.                                     55
    31,600  Calmat Co.                                                  547
     1,400  Diamond Home Services, Inc.<F1>                               6
     4,100  Dravo Corp.<F1>                                              52
    13,950  Elcor Corp.                                                 295
    21,800  Florida Rock Industries, Inc.                               539
    12,800  Genlyte Group, Inc.<F1>                                     262
     6,900  Giant Cement Holding, Inc.<F1>                              144
     5,800  International Aluminum Co.                                  165
    41,100  Jannock Ltd.                                                377
    25,100  Juno Lighting, Inc.                                         562
    12,100  Mestek, Inc.<F1>                                            225
    13,600  Morgan Products Ltd.<F1>                                     36
    10,600  Nortek, Inc.<F1>                                            289
     1,000  Patrick Industries, Inc.                                     15
     6,600  Puerto Rican Cement Co., Inc.                               292
    15,600  Thomas Industries, Inc.                                     334
    24,000  TJ International, Inc.                                      450
                                                                 ----------
                                                                      4,866
                                                                 ----------

            CHEMICALS - 1.8%
     9,510  Aceto Corp.                                                 125
     1,200  American Pacific Corp.<F1>                                   10
     2,200  Applied Extrusion Technologies, Inc.<F1>                     21
    32,000  Cambrex Corp.                                               754
     5,100  Chemfab Corp.<F1>                                            99
     9,200  Chemfirst, Inc.                                             162
     9,700  CPAC, Inc.<F1>                                               86
    36,800  Ethyl Corp.                                                 147
    19,100  H.B. Fuller Co.                                             723
    15,600  Learonal, Inc.                                              265
    11,700  Macdermid, Inc.                                             354
     9,000  Mississippi Chemical Corp.                                  109
    24,500  Mycogen Corp.<F1>                                           683
     4,700  O'Sullivan Corp.<F1>                                         40
    19,700  Quaker Chemical Corp.<F1>                                   308
    15,900  Schulman (A.), Inc.                                         225
       700  Southwall Technologies, Inc.<F1>                              4
     7,700  Sybron Chemicals, Inc.<F1>                                  116
     8,500  Tetra Technologies, Inc.<F1>                                102

NUMBER                                                                VALUE
OF SHARES                                                            (000S)
---------------------------------------------------------------------------

            CHEMICALS - 1.8% (CONT'D.)
    18,100  Uniroyal Technology Corp.<F1>                        $      167
     5,100  US Home & Garden, Inc.<F1>                                   24
    43,600  Wellman, Inc.                                               556
                                                                 ----------
                                                                      5,080
                                                                 ----------

            COAL - 0.1%
    16,100  Arch Coal, Inc.                                             239
                                                                 ----------

            COMMERCIAL SERVICES - 3.3%
       800  Alarmguard Holdings, Inc.<F1>                                 6
    14,700  American Oncology Resources, Inc.<F1>                       149
     5,000  Aurora Biosciences Corp.<F1>                                 30
    40,100  Avis Rent A Car, Inc.<F1>                                   865
    13,100  Berlitz International, Inc.<F1>                             346
     1,600  Carey International, Inc.<F1>                                24
    13,600  Chemed Corp.                                                382
       500  Childtime Learning Centers, Inc.<F1>                          8
     4,600  Christiana Cos.<F1>                                          89
     5,500  Complete Management, Inc.<F1>                                 6
     1,300  Correctional Services Corp.<F1>                              13
    10,400  Data Broadcasting Corp.<F1>                                  49
     7,100  Envoy Corp.<F1>                                             155
     3,300  Euronet Services, Inc.<F1>                                   10
    49,200  Franklin Covey Co.<F1>                                      962
     4,400  Health Management Systems, Inc.                              34
    15,016  Healthcare Services Group, Inc.<F1>                         141
    20,951  Healthplan Services Corp.                                   225
     5,300  Home Choice Holdings, Inc.<F1>                               69
       300  Hudson General Corp.                                         15
    15,700  Inacom Corp.<F1>                                            296
    14,800  Insurance Auto Auctions, Inc.<F1>                           185
     5,200  InteliData Technologies Corp.<F1>                             5
     1,800  IntelliQuest Information Group, Inc.<F1>                     13
    46,600  Interim Services, Inc.<F1>                                  958
     1,100  M/A/R/C, Inc.                                                15
    98,700  Medaphis Corp.<F1>                                          444
     1,870  Monro Muffler Brake, Inc.<F1>                                18
    33,100  National Processing, Inc.<F1>                               223
     1,500  New Horizons Worldwide, Inc.<F1>                             25
    19,100  Paymentech, Inc.<F1>                                        282
     8,700  Personnel Group of America, Inc.<F1>                        107
    17,900  Pharmaceutical Marketing Services, Inc.<F1>                 161
    14,800  Phymatrix Corp.<F1>                                          55
    65,700  Physician Reliance Network<F1>                              772
     6,600  Physicians Resource Group, Inc.<F1>                          12
    17,050  Pinkertons, Inc.<F1>                                        235

See Notes to the Financial Statements.

                                               NORTHERN FUNDS Semi-Annual Report

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

SMALL CAP FUND (continued)

NUMBER                                                                VALUE
OF SHARES                                                            (000S)
---------------------------------------------------------------------------

            COMMERCIAL SERVICES - 3.3% (CONT'D.)
    39,200  Primark Corp.<F1>                                    $    1,196
     1,400  Right Management Consultants, Inc.<F1>                       17
     2,500  RTW, Inc.<F1>                                                13
    16,100  Rural/Metro Corp.<F1>                                       129
     2,300  Startek, Inc.<F1>                                            20
     1,100  SteriGenics International, Inc.<F1>                          24
     6,700  Strategic Distribution, Inc.<F1>                             21
     3,700  Thermo TerraTech, Inc.<F1>                                   14
       600  Thomas Group, Inc.<F1>                                        5
    11,400  Transcend Services, Inc.<F1>                                 29
     8,400  Transfinancial Holdings, Inc.<F1>                            52
     9,900  Vallen Corp.<F1>                                            193
     9,700  Volt Information Sciences, Inc.<F1>                         193
                                                                 ----------
                                                                      9,290
                                                                 ----------
            COMPUTERS - 2.9%
     1,900  ACT Networks, Inc.<F1>                                       15
       800  Analysis & Technology, Inc.                                  14
    28,700  Anixter International, Inc.<F1>                             447
    18,900  Applied Magnetics Corp.<F1>                                  80
     7,300  Auspex Systems, Inc.<F1>                                     22
    10,812  Axiohm Transaction Solutions, Inc.<F1>                       78
     9,400  BancTec, Inc.<F1>                                           134
     3,100  Brite Voice Systems, Inc.<F1>                                30
     1,500  Broadway & Seymour, Inc.<F1>                                  5
     1,800  BTG, Inc.<F1>                                                12
    13,900  CalComp Technology, Inc.<F1>                                 26
       500  Ciprico, Inc.<F1>                                             4
     4,700  Computer Network Technology Corp.<F1>                        26
    19,800  CustomTracks Corp.                                          103
    42,500  Data General Corp.<F1>                                      462
    47,000  Diamond Multimedia Systems, Inc.<F1>                        220
     1,900  Digital Link Corp.<F1>                                        7
     1,600  Dynamics Research Corp.<F1>                                  10
    12,300  Evans & Sutherland Computer Corp.<F1>                       161
    30,400  Exabyte Corp.<F1>                                           198
    14,800  GENICOM Corp.<F1>                                            32
    17,300  Hutchinson Technology, Inc.<F1>                             296
    65,100  Intergraph Corp.<F1>                                        423
     4,100  InterVoice, Inc.<F1>                                         94
    24,400  Komag, Inc.<F1>                                              75
    88,100  Mentor Graphics Corp.<F1>                                   611
    24,300  Micron Electronics, Inc.<F1>                                425
     7,900  MicroTouch Systems, Inc.<F1>                                 99
    12,300  MTI Technology Corp.<F1>                                     85
    18,600  MTS Systems Corp.                                           274

NUMBER                                                                VALUE
OF SHARES                                                            (000S)
---------------------------------------------------------------------------

            COMPUTERS - 2.9% (CONT'D.)
     5,600  Mylex Corp.<F1>                                      $       36
     4,700  National TechTeam, Inc.<F1>                                  38
    23,100  Network Computing Devices, Inc.<F1>                         140
    16,500  Network Peripherals, Inc.<F1>                                50
     3,500  ODS Networks, Inc.<F1>                                       16
     2,700  Opti, Inc.<F1>                                               13
     1,000  Overland Data, Inc.<F1>                                       5
    12,000  Par Technology Corp.<F1>                                     69
     2,300  Planar Systems, Inc.<F1>                                     26
    14,000  Powerhouse Technologies, Inc.<F1>                           124
     2,000  Printronix, Inc.<F1>                                         28
    23,700  Quickturn Design Systems, Inc.<F1>                          237
    23,900  Read-Rite Corp.<F1>                                         187
    76,100  S3, Inc.<F1>                                                219
    42,400  Sequent Computer Systems, Inc.<F1>                          368
     4,900  Silicon Storage Technology, Inc.<F1>                         10
       600  Stratasys, Inc.<F1>                                           3
    24,600  Stratus Computer, Inc.<F1>                                  829
    20,900  Telxon Corp.                                                426
     1,300  Texas Micro, Inc.<F1>                                         4
     2,700  Trident Microsystems, Inc.                                    8
    12,800  Tyler Corp.<F1>                                              98
     3,500  Verilink Corp.<F1>                                           16
    26,400  Wang Laboratories, Inc.<F1>                                 512
    11,800  Xircom, Inc.<F1>                                            289
                                                                 ----------
                                                                      8,219
                                                                 ----------
            CONSUMER PRODUCTS - 0.0%
    17,220  Standard Commercial Corp.                                   128

            COSMETICS/PERSONAL CARE - 0.1%
    17,600  Helen of Troy Ltd.<F1>                                      341
       800  Stephan Co. (The)                                             8
                                                                 ----------
                                                                        349
                                                                 ----------

            DISTRIBUTION/WHOLESALE - 0.5%
     1,300  Advanced Marketing Services, Inc.                            23
    25,700  Aviall, Inc.<F1>                                            268
    11,500  Bell Microproducts, Inc.<F1>                                 86
     1,500  Industrial Distribution Group, Inc.<F1>                       9
       240  Keystone Automotive Industries, Inc.<F1>                      5
    21,000  MicroAge, Inc.<F1>                                          231
     1,500  NuCo2, Inc.<F1>                                              10
    32,600  Owens & Minor, Inc. Holding Co.                             379
     8,800  PrimeSource Corp.                                            73
     7,200  Rentrak Corp.<F1>                                            24

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

NUMBER                                                                VALUE
OF SHARES                                                            (000S)
---------------------------------------------------------------------------

            DISTRIBUTION/WHOLESALE - 0.5% (CONT'D.)
     1,500  Richey Electronics, Inc.<F1>                         $       10
     2,400  SED International Holdings, Inc.<F1>                         12
    15,440  United Stationers, Inc.<F1>                                 369
                                                                 ----------
                                                                      1,499
                                                                 ----------

            DIVERSIFIED FINANANCIAL SERVICES - 1.7%
    14,300  Aames Financial Corp.                                        87
     6,700  Advest Group, Inc.                                          137
    15,000  Amplicon, Inc.                                              214
    12,600  Arcadia Financial Ltd.<F1>                                   69
     2,000  Atalanta/Sosnoff Capital Corp.<F1>                           16
     1,100  Central Financial Acceptance Corp.<F1>                        8
     3,500  Consumer Portfolio Services, Inc.<F1>                        13
    22,100  Credit Acceptance Corp.<F1>                                 137
     9,350  Dain Rauscher Corp.                                         295
     3,900  Delta Financial Corp.<F1>                                    27
    18,800  Doral Financial Corp.                                       301
    14,300  DVI, Inc.<F1>                                               210
     1,700  Echelon International Corp.<F1>                              36
       945  First Albany Companies, Inc.                                 12
     2,000  FirstCity Financial Corp.<F1>                                32
     8,645  Fund American Enterprises Holdings, Inc.                  1,080
     1,400  Hoenig Group, Inc.<F1>                                       10
     7,400  Interstate/Johnson Lane, Inc.                               215
    12,400  McDonald & Co. Investments, Inc.                            384
    28,700  Mercury Finance Co.<F1>                                       2
    17,480  Metris Companies, Inc.<F1>                                  815
     1,900  National Discount Brokers Group, Inc.<F1>                    17
     3,600  New Century Financial Corp.<F1>                              27
    20,600  Phoenix Investment Partners, Ltd.                           139
    10,800  Resource Bancshares Mortgage Group, Inc.                    192
       300  Somerset Group, Inc.                                          5
     6,352  Southwest Securities Group, Inc.                            118
     1,220  Stifel Financial Corp.                                       13
    14,100  United Cos. Financial Corp.                                 113
     7,700  WFS Financial, Inc.                                          46
       200  Ziegler Cos. (The), Inc.                                      4
                                                                 ----------
                                                                      4,774
                                                                 ----------

            DIVERSIFIED INVESTMENT COMPANIES - 0.3%
    14,300  Kaiser Ventures, Inc.<F1>                                   154
     2,000  Noel Group<F1>                                                3
    25,100  PEC Israel Economic Corp.<F1>                               643
                                                                 ----------
                                                                        800
                                                                 ----------

NUMBER                                                                VALUE
OF SHARES                                                            (000S)
---------------------------------------------------------------------------

            ELECTRIC - 4.0%
     7,500  Bangor Hydro-Electric Co.<F1>                        $       73
    11,200  Baycorp Holdings Ltd.<F1>                                    59
     7,500  Calpine Corp.<F1>                                           152
    28,700  Central Hudson Gas & Electric                             1,202
    15,500  Central Vermont Public Service Corp.                        168
    17,700  Cilcorp, Inc.                                               928
    47,200  CMP Group, Inc.                                             876
    28,900  Eastern Utilities Associates                                755
     8,200  Empire District Electric Co.                                187
     6,900  Green Mountain Power Corp.                                   79
    18,500  Orange & Rockland Utilities, Inc.                         1,015
    65,800  Public Service Co. of New Mexico                          1,460
    21,600  Sierra Pacific Resources                                    838
     2,200  St. Joseph Light & Power Co.                                 41
    17,900  TNP Enterprises, Inc.                                       625
     3,800  Trigen Energy Corp.                                          49
    21,000  United Illuminating Co.                                   1,097
     6,000  Unitil Corp.                                                137
     3,000  Upper Peninsula Energy Corp.                                 91
    36,100  WPS Resources Corp.                                       1,291
                                                                 ----------
                                                                     11,123
                                                                 ----------

            ELECTRICAL COMPONENT & EQUIPMENT - 0.4%
       800  Align-Rite International, Inc.<F1>                            8
     1,600  Del Global Technologies Corp.<F1>                            12
     1,400  Electric Fuel Corp.<F1>                                       4
    15,300  Encore Wire Corp.<F1>                                       142
     1,700  Franklin Electric Publishers, Inc.<F1>                       15
    30,600  FSI International, Inc.<F1>                                 161
     4,000  GaSonics International Corp.<F1>                             17
    11,300  Insteel Industries, Inc.                                     54
     4,800  Integrated Process Equipment Corp.<F1>                       36
     3,329  Intermagnetics General Corp.<F1>                             23
    19,400  Kulicke & Soffa Industries, Inc.<F1>                        264
     2,900  Lamson & Sessions Co.<F1>                                    13
    14,300  Scotsman Industries, Inc.                                   324
       900  Sl Industries, Inc.                                           9
    16,100  Valence Technology, Inc.<F1>                                 68
                                                                 ----------
                                                                      1,150
                                                                 ----------

            ELECTRONICS - 2.3%
     3,300  Ade Corp.<F1>                                                32
     4,800  Affinity Technology Group, Inc.<F1>                           2
     4,700  Altron, Inc.<F1>                                             59
    10,700  Anadigics, Inc.<F1>                                          71

See Notes to the Financial Statements.

                                               NORTHERN FUNDS Semi-Annual Report

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

SMALL CAP FUND (continued)

NUMBER                                                                VALUE
OF SHARES                                                            (000S)
---------------------------------------------------------------------------

            ELECTRONICS - 2.3% (CONT'D.)
     5,300  Analogic Corp.                                       $      183
     5,700  Applied Science & Technology, Inc.<F1>                       23
     3,350  Bel Fuse, Inc., Class A<F1>                                  52
     3,350  Bel Fuse, Inc., Class B<F1>                                  49
    12,387  Bell Industries, Inc.<F1>                                   148
     8,200  Benchmark Electronics, Inc.<F1>                             187
     1,500  California Micro Devices Corp.<F1>                            4
    28,400  Canadian Marconi Co.                                        341
       600  Central Sprinkler Corp.<F1>                                   7
    17,600  Checkpoint Systems, Inc.<F1>                                153
     4,100  Cidco, Inc.<F1>                                               8
    16,100  Coherent, Inc.<F1>                                          150
     1,700  C.P. Clare Corp.<F1>                                         10
    28,896  CTS Corp.                                                   852
    12,150  Cubic Corp.                                                 254
     2,800  Datum, Inc.<F1>                                              20
    24,400  DII Group, Inc.                                             296
     5,700  Dynatech Corp.<F1>                                           17
    39,600  Elsag Bailey Process Automation N.V.<F1>                    834
     6,700  FLIR Systems, Inc.<F1>                                       89
     9,600  IFR Systems, Inc.                                            41
     4,500  Industrial Scientific Corp.                                 108
       900  Information Storage Devices<F1>                               6
     9,200  Instron Corp.                                               130
    24,600  Integrated Device Technology, Inc.<F1>                      131
     2,000  ITI Technologies, Inc.<F1>                                   48
     4,400  Itron, Inc.<F1>                                              29
    10,200  LEC Electronics Corp.<F1>                                    51
    10,800  LTX Corp.<F1>                                                22
     2,700  Mackie Designs, Inc.<F1>                                     18
     1,300  Merix Corp.<F1>                                               5
       500  Moore Products Co.<F1>                                       10
    12,200  Newport Corp.                                               171
    14,300  Optical Coating Laboratory, Inc.                            257
    21,500  Park Electrochemical Corp.                                  293
    14,700  Pittway Corp., Class A                                      351
     2,700  Recoton Corp.<F1>                                            53
     8,300  Reptron Electronics, Inc.<F1>                                43
     2,800  Rofin-Sinar Technologies, Inc.<F1>                           26
     1,900  Sheldahl, Inc.<F1>                                           13
       900  Smartflex Systems, Inc.<F1>                                   5
     1,700  Sparton Corp.<F1>                                            10
     1,500  Spectrum Control, Inc.<F1>                                    6
    21,000  Standard Microsystems Corp.<F1>                             150
     3,200  Thermospectra Corp.<F1>                                      32

NUMBER                                                                VALUE
OF SHARES                                                            (000S)
---------------------------------------------------------------------------

            ELECTRONICS - 2.3% (CONT'D.)
    10,100  TSI, Inc.                                            $       74
     8,500  Universal Electronics, Inc.                                  98
     2,200  Veeco Instruments, Inc.<F1>                                  69
    12,800  Woodward Governor Co.                                       294
                                                                 ----------
                                                                      6,385
                                                                 ----------

            ENGINEERING & CONSTRUCTION - 1.4%
     2,700  American Residential Services<F1>                            11
     1,100  Baker (Michael) Corp.<F1>                                    10
     8,300  BFC Construction Corp.<F1>                                   62
     1,750  Corrpro Companies, Inc.<F1>                                  18
    24,500  Dames & Moore Group                                         257
     9,900  Exponent, Inc.<F1>                                           50
    37,200  Granite Construction, Inc.                                1,095
     3,300  ICF Kaiser International, Inc.<F1>                            5
    15,100  Jacobs Engineering Group, Inc.<F1>                          468
    73,300  Morrison Knudsen Corp.<F1>                                  788
     9,000  Pitt-Des Moines, Inc.                                       198
    17,400  Stone & Webster, Inc.                                       552
    10,800  Turner Corp.<F1>                                            163
    14,383  URS Corp.<F1>                                               258
                                                                 ----------
                                                                      3,935
                                                                 ----------
            ENTERTAINMENT - 1.2%
     4,100  AMC Entertainment, Inc.<F1>                                  53
     4,500  Ameristar Casinos, Inc.<F1>                                  14
     5,200  Argosy Gaming Co.<F1>                                        12
    40,400  Ascent Entertainment Group, Inc.<F1>                        323
    61,300  Aztar Corp.<F1>                                             238
       500  Baldwin Piano & Organ Co.<F1>                                 6
    59,900  Boyd Gaming Corp.<F1>                                       217
     5,500  Carmike Cinemas, Inc., Class A<F1>                          101
     5,000  Casino America, Inc.                                         13
    10,500  GC Companies, Inc.<F1>                                      406
    66,500  Grand Casinos, Inc.<F1>                                     528
    13,300  Harveys Casino Resorts                                      318
    24,637  Hollywood Park, Inc.<F1>                                    256
    12,300  Jackpot Enterprises, Inc.<F1>                               122
    13,400  Mikohn Gaming Corp.<F1>                                      52
     8,800  Players International, Inc.<F1>                              42
     3,248  President Casinos, Inc.<F1>                                   3
     1,100  Reading Entertainment, Inc.<F1>                               9
    26,000  Rio Hotel And Casino, Inc.<F1>                              359
       500  Riviera Holdings Corp.<F1>                                    3
       500  Riviera Holdings Corp.-Rights<F1>                             0

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

NUMBER                                                                VALUE
OF SHARES                                                            (000S)
---------------------------------------------------------------------------

            ENTERTAINMENT - 1.2% (CONT'D.)
     1,700  Shuffle Master, Inc.<F1>                             $       14
     6,600  Sodak Gaming, Inc.<F1>                                       41
     8,900  Station Casinos, Inc.<F1>                                    47
     7,000  Trump Hotels & Casino Resorts, Inc.<F1>                      26
                                                                 ----------
                                                                      3,203
                                                                 ----------

            ENVIRONMENTAL CONTROL - 0.8%
    53,900  Calgon Carbon Corp.                                         401
     3,300  Darling International, Inc.<F1>                              12
    11,326  Fluor Daniel/GTI, Inc.<F1>                                   62
    21,500  Gundle/Slt Environmental, Inc.<F1>                           69
     7,400  Hach Co.                                                     83
     7,400  Hach Co., Class A                                            68
    46,672  International Technology Corp.<F1>                          315
     9,900  Layne Christensen Co.<F1>                                    98
     7,000  Mine Safety Appliances Co.                                  564
     5,245  NSC Corp.                                                     6
   155,100  Safety-Kleen Corp.<F1>                                      514
    10,720  Sevenson Environmental Services, Inc.                        82
     2,700  ThermoRetec Corp.                                             7
                                                                 ----------
                                                                      2,281
                                                                 ----------

            FOOD - 3.0%
    11,700  Buttrey Food & Drug Stores Co.<F1>                          181
    30,118  Chiquita Brands International, Inc.                         318
   120,400  Earthgrains Co.                                           3,725
    63,700  Fleming Companies, Inc.                                     780
    29,844  Imperial Holly Corp.                                        201
    21,400  International Multifoods Corp.                              352
    12,000  J & J Snack Foods Corp.<F1>                                 222
    20,600  Michael Foods, Inc.                                         489
    13,200  Midwest Grain Products, Inc.<F1>                            139
    15,300  Nash Finch Co.                                              225
     1,700  Opta Food Ingredients, Inc.<F1>                               7
    25,300  Pilgrims Pride Corp., Class B                               527
    11,000  Riviana Foods, Inc.                                         219
    19,450  Sanderson Farms, Inc.                                       260
     9,300  Sanfilippo (John B.) & Son, Inc.<F1>                         46
     4,800  Schultz Save-O Stores, Inc.                                  74
     1,250  Seaboard Corp.                                              338
    22,114  WLR Foods, Inc.<F1>                                         171
    13,640  Zapata Corp.                                                132
                                                                 ----------
                                                                      8,406
                                                                 ----------

NUMBER                                                                VALUE
OF SHARES                                                            (000S)
---------------------------------------------------------------------------

            FOREST PRODUCTS & PAPER - 0.5%
    32,000  Chesapeake Corp.<F1>                                 $    1,110
    16,200  Paragon Trade Brands, Inc.<F1>                               53
    19,900  Pope & Talbot, Inc.                                         194
                                                                 ----------
                                                                      1,357
                                                                 ----------

            GAS - 0.9%
     1,000  Chesapeake Utilities Corp.                                   18
     9,200  Connecticut Energy Corp.                                    248
     2,900  CTG Resources, Inc.                                          70
     2,300  EnergyNorth, Inc.                                            63
    15,400  NUI Corp.                                                   354
     7,400  Pennsylvania Enterprises, Inc.                              185
     9,500  Piedmont Natural Gas Co.                                    322
     7,900  Providence Energy Corp.                                     154
    17,845  Southern Union Co.<F1>                                      357
    36,800  Southwest Gas Corp.                                         752
     8,700  Southwestern Energy Co.                                      74
                                                                 ----------
                                                                      2,597
                                                                 ----------

            HAND/MACHINE TOOLS - 0.3%
       700  Axsys Technologies, Inc.<F1>                                  8
    13,200  Hardinge, Inc.                                              291
     6,800  Powell Industries, Inc.<F1>                                  53
     8,300  SPX Corp.<F1>                                               343
       534  Starret (L.S.) Co., Class B                                  20
       600  Valley Forge Corp.                                            7
                                                                 ----------
                                                                        722
                                                                 ----------

            HEALTH CARE - 4.2%
    28,100  Acuson Corp.<F1>                                            479
     1,800  Advanced Neuromodulation Systems, Inc.<F1>                   12
       800  Allied Healthcare Products, Inc.<F1>                          1
    10,900  American Healthcorp, Inc.<F1>                                88
    20,150  American Homepatient, Inc.<F1>                               38
    31,600  American Shared Hospital Services                            30
    22,700  Apria Healthcare Group, Inc.<F1>                             99
     3,100  ATS Medical, Inc.<F1>                                        18
     1,800  BioReliance Corp.<F1>                                        19
     3,300  Biosite Diagnostics, Inc.<F1>                                17
       800  BioSource International, Inc.<F1>                             3
     2,000  Cardiac Pathways Corp.<F1>                                   10
     2,600  Cardiogenesis Corp.<F1>                                       6
     2,900  CardioThoracic Systems, Inc.<F1>                             11
       900  Cardiovascular Dynamics, Inc.<F1>                             3
    16,500  Circon Corp.<F1>                                            161

See Notes to the Financial Statements.

                                               NORTHERN FUNDS Semi-Annual Report

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

SMALL CAP FUND (continued)

NUMBER                                                                VALUE
OF SHARES                                                            (000S)
---------------------------------------------------------------------------

            HEALTH CARE - 4.2% (CONT'D.)
     4,700  Clintrials Research, Inc.<F1>                        $       22
     4,000  CNS, Inc.<F1>                                                15
     2,500  Cohesion Technologies, Inc.<F1>                               8
       600  Cohr, Inc.<F1>                                                2
     2,500  Collagen Aesthetics, Inc.                                    21
     7,000  CONMED Corp.<F1>                                            160
     6,100  Cyberonics, Inc.                                             37
    22,000  Datascope Corp.<F1>                                         487
       800  Daxor Corp.<F1>                                               9
     6,600  Diagnostic Products Corp.                                   176
       600  Dianon Systems, Inc.<F1>                                      4
     1,300  Eclipse Surgical Technologies, Inc.<F1>                      12
     1,200  Educational Medical, Inc.                                     8
     1,900  Endocardial Solutions, Inc.<F1>                              12
     4,800  Endosonics Corp.<F1>                                         23
     2,200  Epitope, Inc.<F1>                                             8
    10,500  Fonar Corp.                                                  14
     2,300  General Surgical Innovations, Inc.<F1>                        5
    20,600  Genesis Health Ventures, Inc.<F1>                           252
    25,630  Graham-Field Health Products, Inc.<F1>                       66
    36,000  Haemonetics Corp.<F1>                                       693
     3,800  Hologic, Inc.<F1>                                            49
     1,500  Home Health Corp. of America, Inc.<F1>                        2
     2,000  ICU Medical, Inc.<F1>                                        28
    51,600  Idexx Laboratories, Inc.<F1>                              1,232
     9,700  Igen International, Inc.<F1>                                274
    25,341  Integrated Health Services, Inc.                            426
    40,100  Invacare Corp.                                              942
       600  Iridex Corp.<F1>                                              3
    53,300  Isolyser Co., Inc.<F1>                                       62
     1,000  Karrington Health, Inc.<F1>                                   7
     2,100  Keravision, Inc.<F1>                                          9
     7,700  Lab Holdings, Inc.                                          117
     9,000  Labone, Inc.                                                108
    39,200  Laboratory Corp. of America Holdings<F1>                     64
     1,200  Laserscope<F1>                                                1
    14,550  Life Technologies, Inc.                                     486
     2,500  Lunar Corp.<F1>                                              28
    39,800  Mariner Post-Acute Network, Inc.<F1>                        204
     7,800  Marquette Medical Systems, Inc.<F1>                         339
    49,600  Matria Healthcare, Inc.<F1>                                 105
    11,600  Maxxim Medical, Inc.<F1>                                    298
     1,900  Medical Resources, Inc.<F1>                                   5
     1,400  Minntech Corp.                                               13
    17,416  Molecular Biosystems, Inc.<F1>                               74
     5,200  Neuromedical Systems, Inc.<F1>                                2

NUMBER                                                                VALUE
OF SHARES                                                            (000S)
---------------------------------------------------------------------------

            HEALTH CARE - 4.2% (CONT'D.)
     1,600  Nitinol Medical Technologies<F1>                     $        7
       700  Norland Medical Systems, Inc.<F1>                             0
    73,800  Novacare, Inc.<F1>                                          226
     1,500  Novametrix Medical Systems<F1>                                8
    17,300  OEC Medical Systems, Inc.<F1>                               374
     7,100  Orthologic Corp.<F1>                                         28
     1,400  Pediatric Services of America<F1>                             5
    11,500  Polymedica Corp.<F1>                                        106
     9,400  Prime Medical Services, Inc.<F1>                             76
     8,900  Protocol Systems, Inc.<F1>                                   75
    40,000  Quest Diagnostics, Inc.<F1>                                 660
     5,100  Quidel Corp.<F1>                                             13
     1,800  Raytel Medical Corp.<F1>                                      8
     7,200  Rehabcare Group, Inc.<F1>                                    86
     4,200  Resound Corp.<F1>                                            18
    36,750  Sierra Health Services<F1>                                  724
    18,500  Sola International, Inc.<F1>                                332
     4,833  Sonosight, Inc.<F1>                                          33
    13,000  Spacelabs Medical, Inc.<F1>                                 202
     1,300  Spectrx, Inc.<F1>                                             6
    15,200  Staff Builders, Inc., Class A<F1>                            10
     9,000  Summit Technology, Inc.<F1>                                  33
    57,500  Sun Healthcare Group, Inc.<F1>                              374
     8,100  Thermotrex Corp.<F1>                                        103
     3,300  Transworld Healthcare, Inc.<F1>                              14
    10,000  Trex Medical Corp.<F1>                                      128
     2,200  Urocor, Inc.<F1>                                             10
     1,400  Utah Medical Products, Inc.<F1>                               9
     3,900  Vista Medical Technologies, Inc.<F1>                         10
     5,000  Vital Signs, Inc.                                            83
     1,400  Xomed Surgical Products, Inc.<F1>                            58
                                                                 ----------
                                                                     11,726
                                                                 ----------

            HOLDING COMPANIES - DIVERSIFIED - 0.0%
       600  Craig Corp.<F1>                                               5
                                                                 ----------

            HOME BUILDERS - 3.1%
    10,000  Amrep Corp.<F1>                                              77
     8,500  Beazer Homes USA, Inc.<F1>                                  175
     3,700  Cavalier Homes, Inc.                                         34
    20,925  D.R. Horton, Inc.                                           335
    16,200  Engle Homes, Inc.                                           230
    39,700  Kaufman & Broad Home Corp.                                  930
    31,700  Lennar Corp.                                                707
    29,900  MDC Holdings, Inc.                                          551
    11,200  M/I Schottenstein Homes, Inc.                               207

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

NUMBER                                                                VALUE
OF SHARES                                                            (000S)
---------------------------------------------------------------------------

            HOME BUILDERS - 3.1% (CONT'D.)
    15,100  NVR, Inc.<F1>                                        $      498
    57,400  Pulte Corp.                                               1,410
    26,000  Ryland Group, Inc.                                          634
    29,600  Schuler Homes, Inc.<F1>                                     222
    13,100  Skyline Corp.                                               380
     3,200  Southern Energy Homes, Inc.<F1>                              22
    40,000  Standard Pacific Corp.                                      565
    14,700  Thor Industries, Inc.                                       312
    24,100  U. S. Home Corp.                                            708
    37,300  Webb (Del E.) Corp.                                         786
                                                                 ----------
                                                                      8,783
                                                                 ----------

            HOME FURNISHINGS - 1.9%
    24,500  Bassett Furniture Industries                                717
    25,200  Ethan Allen Interiors, Inc.                                 914
    11,100  Fedders Corp.                                                57
     9,400  Flexsteel Industries, Inc.                                  102
    32,500  Furniture Brands International, Inc.<F1>                    634
    11,300  Harman International Industries, Inc.                       415
     4,850  Knape & Vogt Manufacturing Co.                               98
     3,300  Ladd Furniture, Inc.<F1>                                     54
    73,200  La-Z-Boy, Inc.                                            1,437
    22,600  O'Sullivan Industries Holdings, Inc.                        219
     3,800  Pulaski Furniture Corp.                                      85
     2,000  Rival Co. (The)                                              16
    15,600  Royal Appliance Manufacturing Co.<F1>                        60
    69,200  Singer Co. N.V. (The)<F1>                                   316
    17,800  Windmere-Durable Holdings, Inc.<F1>                         100
                                                                 ----------
                                                                      5,224
                                                                 ----------

            HOUSEHOLD PRODUCTS/WARES - 1.0%
    22,300  American Business Products, Inc.                            466
    14,700  CSS Industries, Inc.<F1>                                    414
     5,000  Ennis Business Forms, Inc.                                   50
    22,300  Gibson Greetings, Inc.<F1>                                  453
    11,200  Hunt Corp.                                                  170
     8,900  Nashua Corp.<F1>                                            131
     7,400  Oil-Dri Corp.                                                95
    13,200  Russ Berrie & Co., Inc.                                     252
    25,300  Standard Register Co.                                       688
    11,100  Swiss Army Brands, Inc.<F1>                                 111
                                                                 ----------
                                                                      2,830
                                                                 ----------

            HOUSEWARES - 0.2%
     1,100  Acorn Products, Inc.<F1>                                      7

NUMBER                                                                VALUE
OF SHARES                                                            (000S)
---------------------------------------------------------------------------

            HOUSEWARES - 0.2% (CONT'D.)
    25,800  Ekco Group, Inc.<F1>                                 $       90
     2,700  Lifetime Hoan Corp.                                          25
    17,000  Metromedia International Group, Inc.<F1>                     66
     5,900  Mikasa, Inc.                                                 66
    10,000  National Presto Industries, Inc.                            375
                                                                 ----------
                                                                        629
                                                                 ----------

            INSURANCE - 7.2%
    20,800  Acceptance Insurance Cos., Inc.<F1>                         433
     9,600  Allcity Insurance Co.<F1>                                    68
    25,425  Allied Group, Inc.                                        1,222
       600  Allied Life Financial Corp.                                  18
     6,000  American Heritage Life Investment Corp.                     137
    31,600  American Medical Security Group, Inc.                       316
    29,100  Amerus Life Holdings, Inc., Class A                         638
    82,600  Argonaut Group, Inc.                                      2,106
     3,600  Atlantic American Corp.<F1>                                  16
     3,800  Baldwin & Lyons, Inc., Class B                               84
    16,200  Berkley (W.R.) Corp.                                        484
    32,400  Capital RE Corp.                                            887
     3,500  Capitol Transamerica Corp.                                   67
     3,100  Centris Group, Inc.                                          31
     3,000  Chartwell RE Corp.                                           84
    37,300  Citizens Corp.                                            1,005
    28,100  CNA Surety Corp.<F1>                                        407
     2,900  Compdent Corp.<F1>                                           40
     3,300  Danielson Holding Corp.<F1>                                  14
    10,888  Donegal Group, Inc.                                         166
    15,200  EMC Insurance Group, Inc.                                   190
    43,200  Enhance Financial Services Group, Inc.                    1,277
    22,500  Fairfax Financial Holdings Ltd.<F1>                           8
     1,500  Farm Family Holdings, Inc.<F1>                               46
    51,000  FBL Financial Group, Inc., Class A                        1,176
     1,100  Financial Industries Corp.<F1>                               15
     5,800  Gainsco, Inc.                                                42
     9,100  Gryphon Holdings, Inc.<F1>                                  127
     2,700  Guarantee Life Companies, Inc.                               49
    38,800  Harleysville Group, Inc.                                    800
     3,400  Highlands Insurance Group, Inc.<F1>                          41
     4,950  Independence Holding Co.                                     62
    10,400  Intercargo Corp.                                            112
       600  Intercontinental Life Corp.<F1>                              12
     8,400  Kansas City Life Insurance Co.                              686
    13,600  LandAmerica Financial Group, Inc.                           697
     2,300  Meadowbrook Insurance Group, Inc.                            57

See Notes to the Financial Statements.

                                               NORTHERN FUNDS Semi-Annual Report

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

SMALL CAP FUND (continued)

NUMBER                                                                VALUE
OF SHARES                                                            (000S)
---------------------------------------------------------------------------

            INSURANCE - 7.2% (CONT'D.)
     3,800  Merchants Group, Inc.                                $       73
     8,800  Meridian Insurance Group, Inc.                              164
    12,600  Midland Co.                                                 286
    10,800  NAC RE Corp.                                                532
     2,300  Navigators Group (The), Inc.<F1>                             33
    13,100  Nymagic, Inc.                                               332
       700  Old Guard Group, Inc.<F1>                                    11
     9,500  Pico Holdings, Inc.<F1>                                      36
     6,700  Penn Treaty American Corp.<F1>                              162
    46,700  Presidential Life Corp.                                     701
     4,720  Professionals Group, Inc.<F1>                               123
    20,900  PXRE Corp.                                                  537
     7,500  Risk Capital Holdings, Inc.<F1>                             165
    16,000  RLI Corp.                                                   608
     4,000  SCPIE Holdings, Inc.                                        124
    51,600  Selective Insurance Group, Inc.                             987
     8,550  Stewart Information Services Corp.                          493
     1,300  Superior National Insurance Group, Inc.<F1>                  21
     5,800  Trenwick Group, Inc.                                        169
       600  Unico American Corp.                                          7
     9,850  United Fire & Casualty Co.                                  368
    24,000  Zenith National Insurance Corp.                             602
                                                                 ----------
                                                                     20,154
                                                                 ----------

            IRON/STEEL - 1.9%
    15,800  Acme Metals, Inc.<F1>                                         0
    13,500  AK Steel Holding Corp.                                      222
    40,300  Birmingham Steel Corp.                                      320
     5,400  Citation Corp.<F1>                                           51
    15,600  Cleveland-Cliffs, Inc.                                      608
    16,700  Gibraltar Steel Corp.<F1>                                   291
    12,300  Inland Steel Industries, Inc.                               268
    52,500  J & L Specialty Steel, Inc.                                 272
    15,400  Lone Star Technologies, Inc.<F1>                            196
     4,500  Material Sciences Corp.<F1>                                  39
     6,100  National Steel Corp., Class B                                43
    14,500  Olympic Steel, Inc.<F1>                                      97
    34,900  Oregon Steel Mills, Inc.                                    410
    20,550  Reliance Steel & Aluminum Co.                               674
    15,225  Roanoke Electric Steel Corp.                                198
    15,700  Shiloh Industries, Inc.<F1>                                 285
     8,100  Steel of West Virginia, Inc.<F1>                             50
    16,300  Steel Technologies, Inc.                                    118
    28,400  Texas Industries, Inc.                                      713
    58,100  Weirton Steel Corp.<F1>                                     145

NUMBER                                                                VALUE
OF SHARES                                                            (000S)
---------------------------------------------------------------------------

            IRON/STEEL - 1.9% (CONT'D.)
    29,803  WHX Corp.<F1>                                        $      384
               5,384

            LEISURE TIME - 0.3%
    20,800  Aldila, Inc.<F1>                                             75
    13,800  American Classic Voyages Co.<F1>                            204
     9,900  Arctic Cat, Inc.                                             88
    10,400  Coastcast Corp.<F1>                                          88
     1,900  Cybex International, Inc.                                    12
       800  Global Motorsport Group, Inc.<F1>                            12
     1,700  GT Bicycles, Inc.<F1>                                        14
    17,300  Huffy Corp.                                                 244
                                                                 ----------
                                                                        737
                                                                 ----------
            LODGING - 0.5%
    18,400  Homestead Village, Inc.<F1>                                 157
    31,250  Marcus Corp.                                                484
    54,900  Prime Hospitality Corp.<F1>                                 384
    12,800  Red Roof Inns, Inc.<F1>                                     215
     9,700  Sholodge, Inc.<F1>                                           39
     5,200  Suburban Lodges of America, Inc.<F1>                         35
     5,800  Sunburst Hospitality Corp.<F1>                               26
       500  Supertel Hospitality, Inc.<F1>                                4
                                                                 ----------
                                                                      1,344
                                                                 ----------

            MACHINERY - CONSTRUCTION & MINING - 0.4%
    12,600  Astec Industries, Inc.<F1>                                  537
    30,700  Global Industrial Technologies, Inc.<F1>                    215
     8,600  Kuhlman Corp.                                               279
                                                                 ----------
                                                                      1,031
                                                                 ----------

            MACHINERY - DIVERSIFIED - 1.2%
     8,600  Applied Industrial Technology, Inc.                         140
     4,200  Binks Sames Corp.                                            71
     1,300  Bridgeport Machines, Inc.<F1>                                11
     3,700  Cascade Corp.                                                49
     3,200  CTB International Corp.<F1>                                  22
     6,000  DT Industries, Inc.                                         102
     9,300  Gardner Denver, Inc.<F1>                                    131
     7,400  Gehl Co.<F1>                                                101
    37,700  Gerber Scientific, Inc.                                   1,018
    23,100  Imation Corp.<F1>                                           427
    21,700  Magnetek, Inc.<F1>                                          237
    45,000  Stewart & Stevenson Services, Inc.                          529

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

NUMBER                                                                VALUE
OF SHARES                                                            (000S)
---------------------------------------------------------------------------


            MACHINERY - DIVERSIFIED - 1.2% (CONT'D.)
    11,800  Thermo Power Corp.<F1>                               $      106
     2,600  Thermo Sentron, Inc.<F1>                                     22
     1,100  Trident International, Inc.                                  10
     3,800  Twin Disc, Inc.                                              93
    13,700  Unova, Inc.<F1>                                             225
                                                                 ----------
                                                                      3,294
                                                                 ----------

            MEDIA - 1.4%
     4,500  American Banknote Corp.<F1>                                   6
    40,400  Banta Corp.                                               1,101
    56,200  Bowne & Co., Inc.                                           952
     2,400  Cadmus Communications Corp.                                  47
    20,000  CMP Media, Inc., Class A<F1>                                215
       600  Courier Corp.                                                12
    15,200  Lodgenet Entertainment Corp.<F1>                            107
     2,000  Newsedge Corp.<F1>                                           17
       800  Norwood Promotional Products, Inc.<F1>                       15
    12,400  On Command Corp.<F1>                                        105
     7,350  Penton Media, Inc.                                          100
    23,000  Spelling Entertainment Group, Inc.<F1>                      162
     5,600  Thomas Nelson, Inc.                                          71
    28,750  World Color Press, Inc.<F1>                                 891
                                                                 ----------
                                                                      3,801
                                                                 ----------

            METAL FABRICATE/HARDWARE - 1.2%
    11,800  Amcast Industries Corp.                                     173
    13,000  Ampco-Pittsburgh Corp.                                      190
    11,100  Atchison Casting Corp.<F1>                                  110
    19,900  Commercial Metals Co.                                       458
    11,500  Fansteel, Inc.<F1>                                           70
    13,200  Johnstown America Industries, Inc.<F1>                      188
    14,200  Maverick Tube Corp.<F1>                                      98
    47,600  Mueller Industries, Inc.<F1>                              1,211
    19,000  Quanex Corp.                                                376
    33,700  Rohn Industries, Inc.                                        65
     6,000  Shaw Group, Inc.<F1>                                         52
     1,400  Sun Hydraulics Corp.                                         13
       600  Transpro, Inc.                                                3
     6,800  Transtechnology Corp.                                       140
     3,500  Wolverine Tube, Inc.<F1>                                     74
                                                                 ----------
                                                                      3,221
                                                                 ----------

            METALS-DIVERSIFIED - 0.6%
    16,800  ASARCO, Inc.                                                321
    22,200  Brush Wellman, Inc.                                         308

NUMBER                                                                VALUE
OF SHARES                                                            (000S)
---------------------------------------------------------------------------

            METALS-DIVERSIFIED - 0.6% (CONT'D.)
     5,800  Century Aluminum Co.                                 $       62
    29,700  Coeur D'Alene Mines Corp.<F1>                               217
     4,900     Commonwealth Industries, Inc.                             40
     2,700     Easco, Inc.                                               24
     2,200  Gold Reserve Corp.<F1>                                        4
    74,800  Hecla Mining Co.<F1>                                        379
    25,901  Nord Resources Corp.<F1>                                     27
     4,200  Southern Peru Copper Corp.                                   46
     5,200  Stillwater Mining Co.<F1>                                   164
                                                                 ----------
                                                                      1,592
                                                                 ----------

            MINING - 1.0%
    83,600  Cambior, Inc.                                               496
   178,600  Campbell Resources, Inc.<F1>                                 73
   215,500  Echo Bay Mines Ltd.<F1>                                     512
   294,002  Kinross Gold Corp.<F1>                                      900
    99,900  Meridian Gold, Inc.<F1>                                     450
     6,200  Oglebay Norton Co.                                          164
   105,700  Vista Gold Corp.<F1>                                         20
    11,420  Zemex Corp.<F1>                                              74
                                                                 ----------
                                                                      2,689
                                                                 ----------
            MISCELLANEOUS MANUFACTURING - 1.8%
     2,500  ABC Rail Products Corp.<F1>                                  40
    38,200  ACX Technologies, Inc.<F1>                                  492
     1,000  American Biltrite, Inc.                                      24
    24,200  Aura Systems, Inc.<F1>                                       32
    12,200  Bairnco Corp.                                                68
    31,400  Dexter Corp.                                                769
    11,968  Essef Corp.<F1>                                             209
    15,600  Furon Co.                                                   271
    41,200  Griffon Corp.<F1>                                           361
    35,700  Justin Industries, Inc.                                     549
    11,200  Katy Industries, Inc.                                       184
    17,500  LSB Industries, Inc.                                         59
       900  Lynch Corp.<F1>                                              69
     6,300  M & F Worldwide Corp.<F1>                                    63
     9,700  NCH Corp.                                                   595
     4,200  Osmonics, Inc.<F1>                                           44
     3,200  Park-Ohio Holdings Corp.<F1>                                 44
    13,000  Polymer Group, Inc.<F1>                                     102
    10,800  Quixote Corp.                                               135
       800  Safety Components International, Inc.<F1>                    11
     5,287  Samsonite Corp.<F1>                                          31
     7,400  SPS Technologies, Inc.<F1>                                  345
    28,650  Tredegar Industries, Inc.                                   525
                                                                 ----------
                                                                      5,022
                                                                 ----------

See Notes to the Financial Statements.

                                               NORTHERN FUNDS Semi-Annual Report

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

SMALL CAP FUND (continued)

NUMBER                                                                VALUE
OF SHARES                                                            (000S)
---------------------------------------------------------------------------

            OFFICE FURNISHINGS - 0.1%
     2,000  Falcon Products, Inc.                                $       22
       800  TAB Products Co.                                              6
     9,900  Virco Manufacturing Corp.                                   223
     8,700  Winsloew Furniture, Inc.<F1>                                165
                                                                 ----------
                                                                        416
                                                                 ----------

            OFFICE/BUSINESS EQUIPMENT - 0.1%
    10,200  General Binding Corp.                                       335
     1,500  TRM Corp.<F1>                                                18
                                                                 ----------
                                                                        353
                                                                 ----------

            OIL & GAS PRODUCERS - 2.4%
     8,600  Atwood Oceanics, Inc.<F1>                                   179
    12,800  Basin Exploration, Inc.<F1>                                 212
     1,178  Bayard Drilling Technologies, Inc.<F1>                        5
     9,700  Benton Oil & Gas Co.<F1>                                     55
     7,600  Callon Petroleum Corp.<F1>                                   97
    48,399  Chesapeake Energy Corp.                                      57
    18,500  Chieftain International, Inc.<F1>                           316
     1,900  Clayton Williams Energy, Inc.<F1>                            19
    12,400  Cliff's Drilling Co.<F1>                                    245
    12,200  Coho Energy, Inc.<F1>                                        59
     3,300  Crown Central Petroleum Corp., Class B<F1>                   32
     3,000  Crystal Oil Co.<F1>                                         117
    15,000  Giant Industries, Inc.                                      181
    31,700  Houston Exploration Co. (The)<F1>                           618
     6,900  Howell Corp.                                                 44
    23,000  HS Resources, Inc.<F1>                                      263
    22,767  Louis Dreyfus Natural Gas Corp.<F1>                         330
    10,300  Meridian Resource Corp.<F1>                                  44
     8,600  National Energy Group, Inc.<F1>                               3
   130,600  Numac Energy, Inc.<F1>                                      327
     3,500  Patina Oil & Gas Corp.                                       18
    11,200  Penn Virginia Corp.                                         246
    11,500  Petrocorp, Inc.<F1>                                          68
    47,700  Quaker State Corp.                                          695
   102,000  Ranger Oil Ltd.<F1>                                         669
    76,300  Rigel Energy Corp.<F1>                                      542
    31,500  Snyder Oil Corp.                                            502
     6,104  Swift Energy Co.<F1>                                         59
    36,400  Tesoro Petroleum Corp.<F1>                                  475
    13,000  Titan Exploration, Inc.<F1>                                  79
    13,600  Unit Corp.<F1>                                               66
    12,100  Wiser Oil Co.                                                64
                                                                 ----------
                                                                      6,686
                                                                 ----------

NUMBER                                                                VALUE
OF SHARES                                                            (000S)
---------------------------------------------------------------------------
            OIL & GAS SERVICES - 0.6%
    23,200  Daniel Industries, Inc.                              $      318
     1,100  Dawson Geophysical Co.<F1>                                   13
       900  Finishmaster, Inc.<F1>                                        5
     8,900  Lufkin Industries, Inc.                                     231
     1,400  Matrix Service Co.<F1>                                        7
    22,800  Pool Energy Services Co.<F1>                                208
    35,000  RPC, Inc.                                                   311
    12,000  Tuboscope, Inc.                                             140
    33,000  Stolt Comex Seaway S.A.<F1>                                 318
    16,500  Stolt Comex Seaway S.A. ADR<F1>                             142
                                                                 ----------
                                                                      1,693
                                                                 ----------

            PACKAGING & CONTAINERS - 0.1%
     1,700  AEP Industries, Inc.<F1>                                     36
     7,500  JPS Packaging Co.<F1>                                        30
    22,800  Longview Fibre Co.                                          306
                                                                 ----------
                                                                        372
                                                                 ----------

            PHARMACEUTICALS - 2.2%
     9,300  Alliance Pharmaceutical Corp.<F1>                            28
    11,000  Alpharma, Inc., Class A                                     289
     4,700  Axys Pharmaceuticals, Inc.<F1>                               21
    21,333  Bindley Western Industries, Inc.                            704
    10,315  Block Drug Co., Class A                                     371
     2,700  Cadus Pharmaceutical Corp.<F1>                                8
    64,300  Carter-Wallace, Inc.                                      1,009
     8,600  Cephalon, Inc.<F1>                                           63
     3,500  Chirex, Inc.<F1>                                             42
    25,900  Copley Pharmaceutical, Inc.<F1>                             259
    20,400  COR Therapeutics, Inc.<F1>                                  158
     2,400  Corixa Corp.<F1>                                             15
     1,300  Corvas International, Inc.<F1>                                3
     1,000  Cubist Pharmaceuticals, Inc.<F1>                              2
     1,700  Cytotherapeutics, Inc.                                        2
     5,075  Cytrx Corp.                                                   5
     2,900  Duramed Pharmaceuticals, Inc.<F1>                            11
    39,500  Gensia Sicor, Inc.<F1>                                      160
     6,866  Herbalife International, Inc., Class A                       64
     2,700  Ilex Oncology, Inc.<F1>                                      23
    10,900  Immucor, Inc.<F1>                                           106
    19,900  Immune Response Corp.<F1>                                   229
    30,700  Ivax Corp.<F1>                                              269
       223  Lynx Therapeutics, Inc.                                       2
     4,600  Matrix Pharmaceutical, Inc.<F1>                              13
     4,400  Medarex, Inc.<F1>                                            17

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

NUMBER                                                                VALUE
OF SHARES                                                            (000S)
---------------------------------------------------------------------------

            PHARMACEUTICALS - 2.2% (CONT'D.)
     2,000  MIM Corp.<F1>                                        $        6
     7,400  NABI, Inc.<F1>                                               16
    34,800  NBTY, Inc.<F1>                                              274
    33,000  Neurocrine Biosciences, Inc.<F1>                            194
     4,500  Neurogen Corp.<F1>                                           74
    14,900  Nexstar Pharmaceuticals, Inc.<F1>                           153
     2,000  NPS Pharmaceuticals, Inc.<F1>                                14
     2,200  Onyx Pharmaceuticals, Inc.<F1>                               16
    25,300  OSI Pharmaceuticals, Inc.<F1>                                74
    23,900  Pharmaceutical Resources, Inc.<F1>                          102
     8,900  Pharmerica, Inc.<F1>                                         48
    38,000  Roberts Pharmaceutical Corp.<F1>                            727
    22,600  Sciclone Pharmaceuticals, Inc.<F1>                           41
    16,100  Shaman Pharmaceuticals, Inc.<F1>                             22
     1,400  Sibia Neurosciences, Inc.<F1>                                 5
    13,000  Syncor International Corp.<F1>                              215
     9,600  Veterinary Centers of America, Inc.<F1>                     175
                                                                 ----------
               6,029

            PIPELINES - 0.1%
    44,500  Western Gas Resources, Inc.                                 367
                                                                 ----------

            REAL ESTATE - 0.7%
    12,300  Avatar Holdings, Inc.<F1>                                   226
     4,300  Bluegreen Corp.<F1>                                          32
    14,500  Castle & Cooke, Inc.<F1>                                    218
    17,500  Getty Realty Corp.                                          245
     5,533  Lasalle Partners, Inc.<F1>                                  181
    32,200  LNR Property Corp.                                          622
    13,900  Trammell Crow Co.<F1>                                       354
                                                                 ----------
                                                                      1,878
                                                                 ----------
            REAL ESTATE INVESTMENT TRUSTS - 0.1%
     4,500  Price Enterprises, Inc.<F1>                                  23
     5,700  Sovran Self Storage, Inc.                                   150
    22,000  Winston Hotels, Inc.                                        191
                                                                 ----------
                                                                        364
                                                                 ----------

            RETAIL - 7.6%
    37,300  AnnTaylor Stores, Inc.<F1>                                  758
    16,500  Baker (J.), Inc.                                             74
    12,300  Blair Corp.                                                 367
    56,400  Bob Evans Farms, Inc.                                     1,124
    13,000  Bombay Co. (The), Inc.<F1>                                   69
    11,300  Bon-Ton Stores (The), Inc.<F1>                               85

NUMBER                                                                VALUE
OF SHARES                                                            (000S)
---------------------------------------------------------------------------

            RETAIL - 7.6% (CONT'D.)
     3,900  Books-A-Million, Inc.<F1>                            $       10
    52,700  Boston Chicken, Inc.<F1>                                     40
    10,600  Brookstone, Inc.<F1>                                        125
    24,500  Brown Group, Inc.                                           377
    54,200  BT Office Products International<F1>                        745
    11,500  Buffets, Inc.<F1>                                           124
    16,100  Building Material Holding Corp.<F1>                         211
    64,320  Burlington Coat Factory Warehouse Corp.                     949
    12,600  Cameron Ashley Building Products, Inc.                      141
    33,000  Cash America International, Inc.                            367
     7,950  CEC Entertainment, Inc.<F1>                                 161
   164,000  Charming Shoppes, Inc.<F1>                                  687
    15,900  Chart House Enterprises, Inc.<F1>                            87
    82,500  Checkers Drive-In Restaurants, Inc.<F1>                      49
     3,900  Copart, Inc.<F1>                                             87
     2,200  Creative Computers, Inc.<F1>                                 18
     2,800  DEB Shops, Inc.                                              21
     7,300  Discount Auto Parts, Inc.<F1>                               176
    22,400  Dress Barn, Inc.<F1>                                        272
    17,800  Drug Emporium, Inc.<F1>                                      71
     1,000  Duckwall-ALCO Stores, Inc.<F1>                               13
    44,400  Eagle Hardware & Garden, Inc.<F1>                           963
    23,400  Egghead.Com, Inc.<F1>                                       170
    11,300  Einstein/Noah Bagel Corp.<F1>                                14
    24,500  Filene's Basement Corp.<F1>                                  43
    54,900  Fingerhut Companies, Inc.                                   604
     8,141  Frisch's Restaurants, Inc.                                   69
     2,300  Getty Petroleum Marketing, Inc.<F1>                           9
    18,700  Good Guys, Inc.<F1>                                         110
    14,200  Gottschalks, Inc.<F1>                                       104
    45,300  Handleman Co.<F1>                                           385
    11,800  Haverty Furniture, Inc.                                     224
    88,600  Heilig-Meyers Co.                                           637
    16,700  Hollywood Entertainment Corp.<F1>                           228
    51,000  Homebase, Inc.<F1>                                          341
    25,300  Hughes Supply, Inc.                                         721
    16,300  Intertan, Inc.<F1>                                           65
     6,900  Jacobson Stores, Inc.<F1>                                    57
    34,600  Jan Bell Marketing, Inc.<F1>                                225
     3,900  Jo-Ann Stores, Inc., Class A<F1>                             87
     7,600  Just For Feet, Inc.<F1>                                      97
     6,400  Koo Koo Roo, Inc.<F1>                                         6
     1,800  Lazare Kaplan International, Inc.<F1>                        14
    21,500  Lechters, Inc.<F1>                                           74
    13,000  Lillian Vernon Corp.                                        176

See Notes to the Financial Statements.

                                               NORTHERN FUNDS Semi-Annual Report

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

SMALL CAP FUND (continued)

NUMBER                                                                VALUE
OF SHARES                                                            (000S)
---------------------------------------------------------------------------

            RETAIL - 7.6% (CONT'D.)
     1,400  Little Switzerland, Inc.<F1>                         $        5
    27,400  Lone Star Steakhouse & Saloon, Inc.<F1>                     209
    28,100  Michaels Stores, Inc.<F1>                                   717
    46,700  Micro Warehouse, Inc.<F1>                                   704
    11,437  Movado Group, Inc.                                          240
    24,900  Musicland Stores Corp.<F1>                                  308
     4,900  Noland Co.                                                  109
    13,500  Piccadilly Cafeterias, Inc.                                 148
     8,100  PS Group Holdings, Inc.<F1>                                  94
     2,800  Quality Dining, Inc.<F1>                                      9
     3,600  Rare Hospitality International, Inc.<F1>                     39
     1,900  REX Stores Corp.<F1>                                         20
       900  Rush Enterprises, Inc.<F1>                                    9
    66,100  Ryan's Family Steak Houses, Inc.<F1>                        789
     1,100  S & K Famous Brands, Inc.<F1>                                13
    34,300  Service Merchandise Co.<F1>                                  51
    17,700  Shoe Carnival, Inc.<F1>                                     164
    43,900  Shopko Stores, Inc.<F1>                                   1,427
    29,700  Sizzler International, Inc.<F1>                              54
    11,000  Sport Supply Group, Inc.<F1>                                 83
    44,400  Sports Authority (The), Inc.<F1>                            339
    24,000  Syms Corp.<F1>                                              249
    20,100  Taco Cabana, Inc., Class A<F1>                              122
    14,000  Talbots, Inc.                                               250
    17,100  Tandycrafts, Inc.<F1>                                        66
    25,500  TCBY Enterprises, Inc.                                      156
     2,000  Tractor Supply Co.<F1>                                       40
     8,000  Trak Auto Corp.<F1>                                          55
     5,500  Ugly Duckling Corp.<F1>                                      29
     9,500  United Auto Group, Inc.<F1>                                 135
     2,600  Uno Restaurant Corp.<F1>                                     17
    43,100  Value City Department Stores, Inc.<F1>                      380
    12,400  Vicorp Restaurants, Inc.<F1>                                168
     9,400  Wolohan Lumber Co.                                          107
    47,600  Zale Corp.<F1>                                            1,220
                                                                 ----------
                                                                     21,156
                                                                 ----------

            SAVINGS & LOANS - 6.2%
    17,380  Albank Financial Corp.                                      969
    15,114  Alliance Bancorp                                            278
       900  Ambanc Holding Co., Inc.                                     12
       600  Ameriana Bancorp                                             11
     5,000  American Bank of Connecticut                                 89
    13,000  Anchor Bancorp Wisconsin, Inc.                              288
     8,675  Andover Bancorp, Inc.                                       272

NUMBER                                                                VALUE
OF SHARES                                                            (000S)
---------------------------------------------------------------------------

            SAVINGS & LOANS - 6.2% (CONT'D.)
    29,455  Astoria Financial Corp.                              $    1,241
       500  Avondale Financial Corp.<F1>                                  6
     6,000  Bank Plus Corp.<F1>                                          27
    17,700  Bay View Capital Corp.                                      323
     4,100  Calumet Bancorp, Inc.<F1>                                   123
     1,200  Camco Financial Corp.                                        19
       300  Cameron Financial Corp.<F1>                                   5
    10,050  Coastal Bancorp, Inc.                                       160
     7,500  Commonwealth Bancorp, Inc.                                  115
     1,000  Community Federal Bancorp, Inc.                              15
     6,975  Covest Bancshares, Inc.                                      99
     5,700  Dime Community Bancshares, Inc.                             118
    43,074  Downey Financial Corp.                                    1,026
     1,500  Eagle Bancshares, Inc.                                       27
       400  Enterprise Federal Bancorp, Inc.                             15
     7,260  ESB Financial Corp.                                         123
       700  FCB Financial Corp.                                          18
     4,766  FFLC Bancorp, Inc.                                           83
     5,600  FFY Financial Corp.                                         151
       400  Fidelity Bancorp, Inc.                                        8
     8,000  Fidelity Bankshares, Inc.                                   188
     1,300  First Bell Bancorp, Inc.                                     20
       300  First Bergen Bancorp, Inc.                                    6
     1,000  First Coastal Bankshares, Inc.                               14
     2,300  First Defiance Financial Corp.                               28
    10,200  First Essex Bancorp, Inc.                                   170
     1,000  First Federal Bancshares of Arkansas, Inc.                   20
    11,100  First Federal Capital Corp.                                 161
     5,700  First Federal Financial of Kentucky, Inc.                   133
     3,500  First Federal Savings & Loan Association
            of East Hartford                                             89
    17,160  First Indiana Corp.                                         360
     7,200  First Liberty Financial Corp.                               138
       300  First Midwest Financial, Inc.                                 5
    12,000  First Northern Capital Corp.                                126
     6,800  First Palm Beach Bancorp, Inc.                              238
     4,900  First Savings Bancorp, Inc.                                 110
    29,788  First Source Bancorp, Inc.                                  263
     3,610  First Washington Bancorp, Inc.                               82
    28,800  Firstfed Financial Corp.<F1>                                491
     2,000  Flushing Financial Corp.                                     44
       500  FSF Financial Corp.                                           8
    11,800  Haven Bancorp, Inc.                                         184
       500  Hawthorne Financial Corp.<F1>                                 8
     1,300  HF Bancorp, Inc.<F1>                                         21

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

NUMBER                                                                VALUE
OF SHARES                                                            (000S)
---------------------------------------------------------------------------

            SAVINGS & LOANS - 6.2% (CONT'D.)
       600  HF Financial Corp.                                   $        9
     5,200  HFNC Financial Corp.                                         55
     8,550  HMN Financial, Inc.                                         124
       300  Home Bancorp                                                  8
     5,625  Home Federal Bancorp                                        129
    10,090  Horizon Financial Corp.                                     136
     1,000  Industrial Bancorp, Inc.                                     18
    10,350  Interwest Bancorp, Inc.                                     237
       400  Iroquois Bancorp, Inc.                                        8
     2,200  ITLA Capital Corp.<F1>                                       30
       300  Jacksonville Bancorp, Inc.                                    5
    13,600  Jefferson Svgs Bancorp, Inc.                                223
    13,400  JSB Financial, Inc.                                         688
       200  Kankakee Bancorp, Inc.                                        5
     2,800  Klamath First Bancorp, Inc.                                  49
    18,400  Long Island Bancorp, Inc.                                   886
    11,324  MAF Bancorp, Inc.                                           266
     8,700  Maryland Federal Bancorp, Inc.                              313
     4,866  Massbank Corp.                                              185
    12,200  Medford Bancorp, Inc.                                       197
       625  Monterey Bay Bancorp, Inc.                                    8
       400  Mutual Savings Bank, F.S.B.<F1>                               3
       700  North Central Bancshares, Inc.                               12
       500  NSS Bancorp, Inc.                                            23
     5,100  Ocean Financial Corp.                                        77
     7,513  Ottawa Financial Corp.                                      169
       300  Pacific Crest Capital, Inc.<F1>                               4
       300  Pamrapo Bancorp, Inc.                                         8
     1,200  Parkvale Financial Corp.                                     36
     3,000  Pennfed Financial Services, Inc.                             40
       500  Peoples Bancorp, Inc.                                        10
       400  Permanent Bancorp, Inc.                                       5
     6,700  PFF Bancorp, Inc.<F1>                                       102
       300  Pulse Bancorp, Inc.                                           8
     7,968  Quaker City Bancorp, Inc.                                   122
    25,988  Queens County Bancorp, Inc.                                 695
       200  Raritan Bancorp, Inc.                                         7
    11,800  Reliance Bancorp, Inc.                                      333
     7,200  St. Francis Capital Corp.                                   259
    39,951  St. Paul Bancorp, Inc.                                      871
     7,500  Sterling Financial Corp.<F1>                                129
       800  Teche Holding Co.                                            12
     5,500  TF Financial Corp.                                           97
    13,000  TR Financial Corp.                                          346
    42,716  Webster Financial Corp.                                   1,041

NUMBER                                                                VALUE
OF SHARES                                                            (000S)
---------------------------------------------------------------------------

            SAVINGS & LOANS - 6.2% (CONT'D.)
       200  Westco Bancorp, Inc.                                 $        6
    35,600  Westcorp                                                    307
     7,600  Westerfed Financial Corp.                                   158
     2,800  Western Ohio Financial Corp.                                 56
       600  WVS Financial Corp.                                           9
       500  Yonkers Financial Corp.                                       8
    11,971  York Financial Corp.                                        209
                                                                 ----------
                                                                     17,269
                                                                 ----------

            SEMICONDUCTORS - 1.5%
    11,600  Alliance Semiconductor Corp.<F1>                             30
    37,400  Cirrus Logic, Inc.<F1>                                      224
    50,900  Cypress Semiconductor Corp.                                 445
    28,100  Dallas Semiconductor Corp.                                  759
       500  Diodes, Inc.<F1>                                              3
       900  Elantec Semiconductor, Inc.<F1>                               3
     6,300  Electroglas, Inc.<F1>                                        55
    12,300  ESS Technology, Inc.<F1>                                     42
    12,600  Exar Corp.<F1>                                              191
     1,600  Genus, Inc.<F1>                                               1
     4,900  Integrated Silicon Solutions, Inc.<F1>                       20
    25,800  International Rectifier Corp.<F1>                           132
    10,200  Kopin Corp.<F1>                                             152
    25,500  Marshall Industries, Inc.<F1>                               563
     3,000  Mattson Technology, Inc.<F1>                                 10
    20,300  MEMC Electronic Materials, Inc.<F1>                          61
     1,900  Micro Linear Corp.<F1>                                        7
    12,800  Oak Technology, Inc.<F1>                                     26
    35,400  Pioneer Standard Electronics, Inc.                          223
     9,400  Richardson Electrictronics Ltd.                              66
     3,400  SDL, Inc.<F1>                                                43
    32,000  Silicon Valley Group, Inc.<F1>                              256
     3,800  Siliconix, Inc.<F1>                                          53
     2,600  Triquint Semiconductor, Inc.<F1>                             40
    28,000  Ultratech Stepper, Inc.<F1>                                 425
    11,100  Watkins-Johnson Co.                                         207
     1,800  Xicor, Inc.<F1>                                               2
                                                                 ----------
                                                                      4,039
                                                                 ----------

            SHIPBUILDING - 0.2%
    19,700  Avondale Industries, Inc.<F1>                               488
                                                                 ----------

            SOFTWARE - 1.2%
       400  Active Voice Corp.<F1>                                        3
     1,800  Adept Technology, Inc.<F1>                                   10

See Notes to the Financial Statements.

                                               NORTHERN FUNDS Semi-Annual Report

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

SMALL CAP FUND (continued)

NUMBER                                                                VALUE
OF SHARES                                                            (000S)
---------------------------------------------------------------------------

            SOFTWARE - 1.2% (CONT'D.)
     1,000  Applix, Inc.<F1>                                     $        4
     1,400  Ardent Software, Inc.<F1>                                    18
     6,600  AVT Corp.<F1>                                               149
       700  Award Software International, Inc.<F1>                        6
    20,700  Banyan Systems, Inc.<F1>                                     61
    18,800  BRC Holdings, Inc.<F1>                                      320
    18,000  Caere Corp.<F1>                                             191
     3,800  Casino Data Systems, Inc.<F1>                                 7
     2,200  Comshare, Inc.<F1>                                            8
     3,400  DIGI International, Inc.<F1>                                 42
     7,600  Elcom International, Inc.<F1>                                10
     3,000  HCIA, Inc.<F1>                                               17
     2,800  Imnet Systems, Inc.<F1>                                      67
     7,500  Industrial International, Inc.<F1>                           37
    38,500  Information Resources, Inc.<F1>                             505
    38,600  Informix Corp.<F1>                                          193
    44,000  Inprise Corp.<F1>                                           272
     4,200  Inso Corp.<F1>                                               80
     9,700  Macromedia, Inc.<F1>                                        158
       600  MapInfo Corp.<F1>                                             6
     3,200  Microware Systems Corp.<F1>                                  11
    16,511  Netmanage, Inc.<F1>                                          20
     1,700  Netopia, Inc.<F1>                                            10
     2,900  Novadigm, Inc.<F1>                                           12
     1,200  Orcad, Inc.<F1>                                               9
     5,100  Phoenix Technologies Ltd.<F1>                                29
    11,300  Physician Computer Network, Inc.<F1>                          4
     3,300  Prism Solutions, Inc.<F1>                                     5
     4,500  Progress Software Corp.<F1>                                 116
     7,500  QAD, Inc.<F1>                                                29
    15,600  Rainbow Technologies, Inc.<F1>                              213
     2,700  Red Brick Systems, Inc.<F1>                                   6
    49,500  Santa Cruz Operation, Inc.<F1>                              217
     1,300  Securityfirst Technologies Corp.<F1>                         19
     1,100  Seer Technologies, Inc.<F1>                                   1
     1,600  Segue Software, Inc.<F1>                                     26
     9,800  Shiva Corp.<F1>                                              39
     5,900  Software Spectrum, Inc.<F1>                                  89
     2,200  Spyglass, Inc.<F1>                                           28
     2,700  SS&C Technologies, Inc.<F1>                                  33
     7,700  Stac, Inc.<F1>                                               23
     1,900  Sync Research, Inc.<F1>                                       3
     6,200  TCSI Corp.<F1>                                               18
    15,000  Verity, Inc.<F1>                                            103
     9,900  Walker Interactive Systems, Inc.<F1>                         86

NUMBER                                                                VALUE
OF SHARES                                                            (000S)
---------------------------------------------------------------------------

            SOFTWARE - 1.2% (CONT'D.)
    12,600  Wall Data, Inc.<F1>                                  $      192
                                                                 ----------
                                                                      3,505
                                                                 ----------

            TELECOMMUNICATION EQUIPMENT - 1.4%
     9,100  Allen Telecom, Inc.<F1>                                      61
    52,600  Antec Corp.<F1>                                             809
     2,700  Applied Digital Access, Inc.<F1>                              8
     6,900  Aydin Corp.<F1>                                              58
     2,300  Broadband Technologies, Inc.<F1>                              6
     9,600  Centigram Communications Corp.<F1>                           76
     1,100  CMC Industries, Inc.<F1>                                      5
    66,600  Commscope, Inc.<F1>                                         770
     4,000  Corsair Communications, Inc.<F1>                             12
     2,400  EIS International, Inc.<F1>                                   5
    11,625  Electromagnetic Sciences, Inc.<F1>                          160
    67,400  Executone Information Systems, Inc.<F1>                      76
     9,300  Galileo Corp.<F1>                                            34
     7,400  General Datacomm Industries, Inc.<F1>                        22
    16,700  Geotek Communications, Inc.<F1>                               1
    82,800  Glenayre Technologies, Inc.<F1>                             600
    12,200  Interdigital Communications Corp.<F1>                        51
     2,100  Microdyne Corp.<F1>                                           6
    18,300  Mosaix, Inc.<F1>                                             88
    28,700  Network Equipment Technologies, Inc.<F1>                    287
     3,300  Ortel Corp.<F1>                                              53
     3,500  Periphonics Corp.<F1>                                        29
     3,000  Proxim, Inc.<F1>                                             39
     4,100  Spectralink Corp.<F1>                                        11
     1,200  Spectran Corp.<F1>                                            6
     8,000  Stanford Telecommunications, Inc.<F1>                        74
     1,300  Summa Four, Inc.<F1>                                         21
     3,800  Symmetricom, Inc.<F1>                                        20
     1,300  Tadiran Ltd., ADR                                            36
    12,800  Telco Systems, Inc.<F1>                                     131
     1,400  Teltrend, Inc.<F1>                                           19
     5,400  Telular Corp.<F1>                                             5
    20,200  Vertel Corp.<F1>                                             49
     6,900  Vertex Communications Corp.<F1>                             127
    30,882  VTEL Corp.<F1>                                              127
                                                                 ----------
                                                                      3,882
                                                                 ----------

            TELECOMMUNICATIONS - 0.6%
     9,300  Aerial Communications, Inc.<F1>                              34
    34,100  American Mobile Satellite Corp.<F1>                         179
     4,500  Arch Communications Group, Inc.<F1>                           8

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

NUMBER                                                                VALUE
OF SHARES                                                            (000S)
---------------------------------------------------------------------------

            TELECOMMUNICATIONS - 0.6% (CONT'D.)
    22,200  California Microwave, Inc.<F1>                       $      183
    17,700  Cellular Communications of Puerto Rico<F1>                  206
     7,000  Commonwealth Telephone Enterprises, Inc.<F1>                168
    17,700  Corecomm Ltd.                                               192
     5,600  Davel Communications Group, Inc.<F1>                         69
     6,700  Intek Global Corp.<F1>                                       13
    39,525  Metrocall, Inc.<F1>                                         188
    36,500  Powertel, Inc.<F1>                                          495
                                                                 ----------
                                                                      1,735
                                                                 ----------

            TELEPHONE - 0.3%
     6,680  Atlantic Tele-Network, Inc.<F1>                              55
    13,400  Intermediate Communications, Inc.<F1>                       329
    12,877  Roseville Communications Co.                                353
                                                                 ----------
                                                                        737
                                                                 ----------

            TEXTILES - 0.5%
    12,400  Angelica Corp.                                              199
     1,100  Conso Products Co.<F1>                                        7
    10,800  Crown Crafts, Inc.                                           86
    11,400  Dixie Group, Inc.                                            74
     7,700  Fab Industries, Inc.                                        177
    26,600  Guilford Mills, Inc.                                        396
     3,362  Pillowtex Corp.                                              99
    10,800  Superior Uniform Group, Inc.                                134
    13,300  Unifirst Corp.                                              358
                                                                 ----------
                                                                      1,530
                                                                 ----------

            TOYS/GAMES/HOBBIES - 0.0%
     5,400  Galoob Toys, Inc.<F1>                                        61
     9,900  Topps Co. (The), Inc.<F1>                                    28
                                                                 ----------
                                                                         89
                                                                 ----------

            TRANSPORTATION - 3.6%
     9,300  Allied Holdings, Inc.<F1>                                   126
    15,700  American Freightways Corp.<F1>                              118
    26,500  Arkansas Best Corp.<F1>                                     152
    11,400  Arnold Industries, Inc.                                     164
     9,100  Celadon Group, Inc.<F1>                                      89
    19,600  Circle International Group, Inc.                            274
    11,300  Consolidated Freightways Corp.<F1>                           93
       600  Dynamex, Inc.<F1>                                             5
    32,000  Florida East Coast Industries, Inc.                         928
    48,100  Fritz Companies, Inc.<F1>                                   328
    22,800  Frozen Food Express Industries, Inc.                        154

NUMBER                                                                VALUE
OF SHARES                                                            (000S)
---------------------------------------------------------------------------

            TRANSPORTATION - 3.6% (CONT'D.)
     4,700  FRP Properties, Inc.<F1>                             $      102
    80,500  Greyhound Lines, Inc.<F1>                                   332
     5,400  Gulfmark Offshore, Inc.<F1>                                  93
    49,500  Hunt (JB) Transportation Services, Inc.                     718
       500  Kenan Transport Co.                                          15
    33,000  Kirby Corp.<F1>                                             693
     5,900  KLLM Transport Services, Inc.<F1>                            48
     5,400  Landstar System, Inc.<F1>                                   152
     5,830  Marine Transport Corp.<F1>                                   13
    17,200  Maritrans, Inc.                                             120
     6,000  Marten Transport Ltd.<F1>                                    86
    11,800  Matlack Systems, Inc.<F1>                                    82
    16,300  M.S. Carriers, Inc.<F1>                                     324
    28,800  Offshore Logistics, Inc.<F1>                                364
    11,300  Old Dominion Freight Lines, Inc.<F1>                        158
    58,300  OMI Corp.<F1>                                               237
    53,250  Overseas Shipholding Group, Inc.                            945
     1,400  Railamerica, Inc.<F1>                                         8
    12,400  Railtex, Inc.<F1>                                           146
    27,900  Roadway Express, Inc.                                       307
     3,400  Stolt-Nielsen S.A.                                           40
    38,800  Teekay Shipping Corp.                                       706
     1,400  Transport Corp. of America, Inc.                             17
    30,600  US Freightways Corp.                                        608
    56,687  Werner Enterprises, Inc.                                    893
    38,900  Yellow Corp.<F1>                                            525
                                                                 ----------
                                                                     10,163
                                                                 ----------

            TRUCKING & LEASING - 2.1%
    58,300  AMERCO<F1>                                                1,487
    19,200  Greenbrier Companies, Inc.                                  272
    37,350  Interpool, Inc.                                             441
    16,700  Motivepower Industries, Inc.<F1>                            390
    83,700  Rollins Truck Leasing Corp.                                 936
    18,075  Varlen Corp.                                                502
    38,700  Xtra Corp.                                                1,802
                                                                 ----------
                                                                      5,830
                                                                 ----------

            WATER - 0.9%
    12,200  American States Water Co.                                   323
     6,600  Aquarion Co.                                                222
     8,400  California Water Service Group                              190
    12,000  Consumers Water Co.                                         342
    10,700  E'Town Corp.                                                449
     4,300  SJW Corp.                                                   248
    40,668  United Water Resources, Inc.                                691
                                                                 ----------
                                                                      2,465
                                                                 ----------

See Notes to the Financial Statements.

                                               NORTHERN FUNDS Semi-Annual Report

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

SMALL CAP FUND (continued)

NUMBER                                                                VALUE
OF SHARES                                                            (000S)
---------------------------------------------------------------------------

            Total Common Stocks
            (cost $269,337)                                      $  271,892
                                                                 ----------

            WARRANTS - 0.0%

        50  Coram Healthcare Corp., Exp. 7/11/99<F1>                      0
        51  Jan Bell Marketing, Inc., Exp. 12/16/98<F1>                   0
       255  Millicom American Satellite, Exp. 6/30/99<F1>                 0
     1,010  Olicom A/S, Exp. 6/11/00<F1>                                  2
        27  Royce Laboratories, Inc., Exp. 1998<F1>                       0
        18  Sound Advice, Inc., Exp. 6/14/99<F1>                          0
        50  Xytronyx, Inc., Class B, Exp. 8/11/01 <F1>                    0
         9  York Research Corp., Class B, Exp. 11/30/98<F1>               0
         6  York Research Corp., Class C, Exp. 9/30/98<F1>                0
                                                                 ----------

            Total Warrants
            (cost $0)                                                     2
                                                                 ----------

            OTHER INVESTMENTS - 0.0%

    10,000  Escrow American Medical Electronics, Inc.<F1>                 0
       220  Escrow Millicom, Inc.<F1>                                     0
       300  Escrow Northeast Bancorp, Inc.<F1>                            0
       225  Escrow Statesman Group, Inc.<F1>                              0
     4,500  Escrow Strawbridge & Clothier, Inc.<F1>                       0
     1,200  Escrow Takecare, Inc.<F1>                                     0
     5,300  Escrow White River, Inc.<F1>                                  0
                                                                 ----------

            Total Other Investments
            (cost $0)                                                     0
                                                                 ----------

PRINCIPAL
AMOUNT
(000S)
---------

            SHORT-TERM INVESTMENTS - 2.4%

  $  6,449  Berliner Handels und Frankfurter,
            5.938%, 10/1/98                                           6,449
       400  U.S. Treasury Bill, 4.50%, 1/7/99<F2>                       395
                                                                 ----------

            Total Short-Term Investments
            (cost $6,844)                                             6,844
                                                                 ----------

            Total Investments - 99.8%
            (cost $276,181)                                         278,738

            Other Asset less Liabilities - 0.2%                         467
                                                                 ----------

            NET ASSETS - 100.0%                                  $  279,205
                                                                 ==========


OPEN FUTURES CONTRACTS:

                                     Contract                         Unrealized
                         Number of    Amount    Contract   Contract      Loss
Type                     Contracts    (000s)    Position     Exp.       (000s)
--------------------------------------------------------------------------------
Russell 2000                  8       $1,461      Long      12/98       $  4
S&P/Barra Value              12        1,425      Long      12/98         26
S&P 500                      14        3,591      Long      12/98         68
                                                                        ----
                                                                        $ 98
                                                                        ====

<F2> Security pledged as collateral to cover margin requirements for open futures contracts.

See Notes to the Financial Statements.

--------------------
SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

INTERNATIONAL GROWTH EQUITY FUND

NUMBER                                                                VALUE
OF SHARES                                                            (000S)
---------------------------------------------------------------------------

            COMMON STOCKS - 92.4%

            FRANCE - 14.7%
    34,000  Axa-UAP                                              $    3,112
    21,000  Castorama Dubois Investisse                               3,593
    20,000  Cie Financiere de Paribas                                 1,078
    38,000  Elf Aquitaine S.A.                                        4,685
    15,000  Groupe Danone S.A.                                        3,942
    15,000  Societe Generale                                          1,659
    25,000  Suez Lyonnaise des Eaux                                   4,255
    43,000  Valeo S.A.                                                3,069
                                                                 ----------
                                                                     25,393
                                                                 ----------

            GERMANY - 12.3%
     6,500  Allianz A.G.                                              2,015
    95,000  Hoechst A.G.                                              3,922
    23,000  Mannesmann A.G.                                           2,106
     9,680  Muenchener Rueckversicherungs -
            Gesellschaft A.G.                                         4,268
       320  Muenchener Rueckversicherungs -
            Gesellschaft A.G., New Shares<F1>                           140
     1,200  SAP A.G.                                                    569
    54,000  Siemens A.G.                                              2,982
    35,000  VEBA A.G.                                                 1,822
    48,000  Volkswagen A.G.                                           3,461
                                                                 ----------
                                                                     21,285
                                                                 ----------

            IRELAND - 2.0%
    48,000  Elan Corp. PLC ADR<F1>                                    3,459
                                                                 ----------

            ITALY - 6.4%
   110,000  Assicurazioni Generali                                    3,575
   575,000  Credito Italiano S.p.A.                                   2,394
   425,000  Telecom Italia Mobile S.p.A.                              2,474
   375,000  Telecom Italia S.p.A.                                     2,581
                                                                 ----------
                                                                     11,024
                                                                 ----------

            JAPAN - 11.4%
    10,000  Fuji Photo Film Co.                                         345
    12,000  Hirose Electric Co. Ltd.                                    618
   300,000  Kirin Brewery Co. Ltd.                                    2,407
   200,000  Nikon Corp.                                               1,421
       225  Nippon Telegraph & Telephone Corp.                        1,644
   155,000  Pioneer Electronic Corp.                                  2,567
   225,000  Shiseido Co. Ltd.                                         1,992
   275,000  Sumitomo Electric Industries                              2,671

NUMBER                                                                VALUE
OF SHARES                                                            (000S)
---------------------------------------------------------------------------

            JAPAN - 11.4% (CONT'D.)
   500,000  Toshiba Corp.                                        $    1,804
    95,000  Toyota Motor Corp.                                        2,129
   135,000  Uny Co. Ltd.                                              2,122
                                                                 ----------
                                                                     19,720
                                                                 ----------

            NETHERLANDS - 7.3%
    12,000  Cap Gemini N.V.                                             808
    25,000  Equant N.V. ADR<F1>                                       1,150
    15,000  Getronics N.V.                                              680
    50,000  ING Groep N.V.                                            2,252
    59,000  Unilever N.V. ADR                                         3,614
    90,000  Vedior N.V.                                               2,220
    10,500  Wolters Kluwer N.V.                                       2,015
                                                                 ----------
                                                                     12,739
                                                                 ----------

            SINGAPORE - 0.8%
   350,000  Development Bank of Singapore Ltd.                        1,413
                                                                 ----------

            SOUTH KOREA - 1.5%
    50,000  Samsung Display Devices Co.                               1,168
    40,000  Samsung Electronics                                       1,357
                                                                 ----------
                                                                      2,525
                                                                 ----------

            SPAIN - 3.5%
    90,000  Corporacion Bancaria de Espana S.A.                       1,790
   160,000  Iberdrola S.A.                                            2,664
    17,970  Telefonica de Espana ADR                                  1,616
                                                                 ----------
                                                                      6,070
                                                                 ----------

            SWEDEN - 1.7%
   170,000  Astra AB, A Shares                                        2,908
                                                                 ----------

            SWITZERLAND - 8.1%
     6,000  Credit Suisse Group                                         663
     1,500  Nestle S.A.                                               2,984
     3,800  Novartis A.G.                                             6,091
       225  Roche Holding A.G.                                        2,422
     3,900  Zurich Allied A.G.                                        1,936
                                                                 ----------
                                                                     14,096
                                                                 ----------

            UNITED KINGDOM - 22.7%
   235,000  Bass PLC                                                  2,815
   350,000  British Sky Broadcasting Group PLC                        2,980
   100,000  Capita Group PLC                                          1,030

See Notes to the Financial Statements.

                                               NORTHERN FUNDS Semi-Annual Report

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

INTERNATIONAL GROWTH EQUITY FUND (continued)

NUMBER                                                                VALUE
OF SHARES                                                            (000S)
---------------------------------------------------------------------------

            UNITED KINGDOM - 22.7% (CONT'D.)
   425,000  Diageo PLC                                           $    4,045
    50,000  Glaxo Wellcome PLC ADR                                    2,856
   625,000  Ladbroke Group PLC                                        2,326
   365,000  Marks & Spencer PLC                                       2,804
   215,000  Orange PLC<F1>                                            2,064
   165,000  Pearson PLC                                               3,070
   290,000  PowerGen PLC                                              4,312
    85,000  SEMA Group PLC                                              842
   950,000  Shell Transport & Trading Co.                             5,752
    41,000  SmithKline Beecham PLC ADR                                2,245
    19,000  Vodafone Group PLC ADR                                    2,142
                                                                     39,283
                                                                 ----------

            Total Common Stocks
            (cost $158,777)                                         159,915
                                                                 ----------
PRINCIPAL
AMOUNT
(000S)
---------

            SHORT-TERM INVESTMENTS - 5.4%

    $7,054  Berliner Handels und Frankfurter,
            5.938%, 10/1/98                                           7,054
     2,228  FHLB Discount Note,
            5.40%, 10/1/98                                            2,228
                                                                 ----------

            Total Short-Term Investments
            (cost $9,282)                                             9,282
                                                                 ----------

NUMBER
OF SHARES
---------

            WARRANTS - 0.0%

       320  Muenchener Rueckversicherungs -
            Gesellschaft A.G.<F1>
            (cost $10)                                                   13
                                                                 ----------

            Total Investments - 97.8%
            (cost $168,069)                                         169,210

            Other Assets less Liabilities - 2.2%                      3,894
                                                                 ----------

            NET ASSETS - 100.0%                                  $  173,104
                                                                 ==========

At September 30, 1998, the International Growth Equity Fund's investments were diversified as follows:

Industry
Sector
--------------------------------
Basic Industries/Energy    9.7%
Capital Goods              8.8
Chemicals                  2.3
Consumer Goods            44.7
Financial Services        15.2
Technology                 7.8
Other                     11.5
                         ------
Total                    100.0%
                         ======

See Notes to the Financial Statements.

--------------------
SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

INTERNATIONAL SELECT EQUITY FUND

NUMBER                                                                VALUE
OF SHARES                                                            (000S)
---------------------------------------------------------------------------

            COMMON STOCKS - 90.4%

            FRANCE - 16.6%
    55,000  Assurances Generales de France                       $    3,032
    22,000  Axa-UAP                                                   2,014
    20,000  Castorama Dubois Investisse                               3,422
     8,000  Groupe Danone S.A.                                        2,102
    12,000  Societe Generale                                          1,327
    30,000  Total S.A., B Shares                                      3,779
    30,000  Valeo S.A.                                                2,141
                                                                 ----------
                                                                     17,817
                                                                 ----------

            GERMANY - 10.3%
    14,000  ERGO Versicherungs Gruppe A.G.                            2,254
    40,000  Hoechst A.G.                                              1,651
    22,000  Mannesmann A.G.                                           2,014
     6,000  Muenchener Rueckversicherungs -
            Gesellschaft A.G.                                         2,646
    34,000  Volkswagen A.G.                                           2,451
                                                                 ----------
                                                                     11,016
                                                                 ----------

            GREECE - 2.2%
   100,000  Hellenic Telecommunication
            Organization S.A.                                         2,396
                                                                 ----------

            IRELAND - 3.4%
    50,000  Elan Corp. PLC ADR<F1>                                    3,603
                                                                 ----------

            ITALY -  6.9%
    95,000  Assicurazioni Generali                                    3,087
   100,000  Banca Popolare di Bergamo Credito
            Varesino S.p.A.                                           2,024
   400,000  Telecom Italia Mobile S.p.A.                              2,329
                                                                 ----------
                                                                      7,440
                                                                 ----------

            JAPAN - 11.5%
   300,000  Nikon Corp.                                               2,131
       225  Nippon Telegraph & Telephone Corp.                        1,645
   150,000  Pioneer Electronic Corp.                                  2,485
   250,000  Sumitomo Electric Industries                              2,428
    75,000  Toyota Motor Corp.                                        1,680
   125,000  Uny Co. Ltd.                                              1,965
                                                                 ----------
                                                                     12,334
                                                                 ----------

NUMBER                                                                VALUE
OF SHARES                                                            (000S)
---------------------------------------------------------------------------

            NETHERLANDS - 9.5%
    35,000  Cap Gemini N.V.                                      $    2,356
    50,000  Equant N.V. ADR<F1>                                       2,300
    70,000  Royal Dutch Petroleum Co. ADR                             3,334
    90,000  Vedior N.V.                                               2,220
                                                                 ----------
                                                                     10,210
                                                                 ----------

            SINGAPORE - 1.1%
   300,000  Development Bank of Singapore Ltd.                        1,211
                                                                 ----------

            SOUTH KOREA - 1.2%
    45,000  Samsung Electronics                                       1,230
                                                                 ----------

            SPAIN - 1.0%
    55,000  Corporacion Bancaria de Espana S.A.                       1,094
                                                                 ----------

            SWEDEN - 2.5%
   160,000  Astra AB, A Shares                                        2,737
                                                                 ----------

            SWITZERLAND - 3.4%
     2,300  Novartis A.G.                                             3,687
                                                                 ----------

            UNITED KINGDOM - 20.8%
   170,000  Bass PLC                                                  2,037
   250,000  Capita Group PLC                                          2,575
    55,000  Glaxo Wellcome PLC ADR                                    3,142
   350,000  Marks & Spencer PLC                                       2,688
   225,000  Orange PLC<F1>                                            2,160
   175,000  Pearson PLC                                               3,256
   250,000  SEMA Group PLC                                            2,477
   245,000  Unilever N.V. ADR                                         2,096
    17,000  Vodafone Group PLC ADR                                    1,917
                                                                 ----------
                                                                     22,348
                                                                 ----------

            Total Common Stocks
            (cost $92,752)                                           97,123
                                                                 ----------

            PREFERRED STOCKS - 3.5%

            GERMANY - 3.5%
    12,000  Fresenius A.G.                                            2,068
     3,500  SAP A.G.                                                  1,661
                                                                 ----------

            Total Preferred Stocks
            (cost $2,203)                                             3,729
                                                                 ----------

See Notes to the Financial Statements.

                                               NORTHERN FUNDS Semi-Annual Report

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

INTERNATIONAL SELECT EQUITY FUND (continued)

NUMBER
OF SHARES                                                             VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            SHORT-TERM INVESTMENTS - 7.1%

    $4,387  Berliner Handels und Frankfurter,
            5.938%, 10/1/98                                      $    4,387
     3,216  FHLB Discount Note,
            5.40%, 10/1/98                                            3,216
                                                                 ----------

            Total Short-Term Investments
            (cost $7,603)                                             7,603
                                                                 ----------

            Total Investments - 101.0%
            (cost $102,558)                                         108,455

            Liabilities less Other Assets - (1.0)%                  (1,077)
                                                                 ----------

            NET ASSETS - 100.0%                                  $  107,378
                                                                 ==========

---------------------------------------------------------------------------

At September 30, 1998, the International Select Equity Fund's investments were diversified as follows:

Industry
Sector
--------------------------------
Basic Industries/Energy    6.6%
Capital Goods              7.3
Chemicals                  1.5
Consumer Goods            42.8
Financial Services        17.4
Technology                13.7
Other                     10.7
                         ------
Total                    100.0%
                         ======

See Notes to the Financial Statements.

--------------------
SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

TECHNOLOGY FUND

NUMBER
OF SHARES                                                             VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------

            COMMON STOCKS - 96.8%

            COMMUNICATIONS EQUIPMENT - 18.4%
   104,000  3Com Corp.<F1>                                       $    3,127
   116,000  Ascend Communications, Inc.<F1>                           5,278
    88,443  Cisco Systems, Inc.<F1>                                   5,467
     9,000  Com21, Inc.<F1>                                             161
    76,000  Lucent Technologies, Inc.                                 5,249
    56,000  Northern Telecom Ltd.                                     1,792
    16,000  Qwest Communications International, Inc.<F1>                501
    46,500  REMEC, Inc.<F1>                                             370
    64,500  Tellabs, Inc.<F1>                                         2,568
    10,000  Uniphase Corp.<F1>                                          410
                                                                 ----------
                                                                     24,923
                                                                 ----------

            COMPUTER PERIPHERALS - 7.4%
   115,000  EMC Corp.<F1>                                             6,577
   141,100  Seagate Technology, Inc.<F1>                              3,536
                                                                 ----------
                                                                     10,113
                                                                 ----------

            COMPUTER SOFTWARE AND SERVICES - 34.4%
    60,750  America Online, Inc.<F1>                                  6,758
     5,000  At Home Corp., Series A<F1>                                 239
     6,050  Broadcast.com, Inc.<F1>                                     244
    14,000  Citrix Systems, Inc.<F1>                                    994
    30,000  Computer Associates International, Inc.                   1,110
    55,000  Computer Sciences Corp.<F1>                               2,998
    13,800  Documentum, Inc.<F1>                                        547
     5,115  eBay, Inc.<F1>                                              230
    71,000  Electronic Arts, Inc.<F1>                                 3,115
    25,000  Electronic Data Systems Corp.                               830
     8,750  Entrust Technologies, Inc.<F1>                              130
    12,575  Genesys Telecommunications
            Laboratories, Inc.<F1>                                      233
    11,000  HBO & Co.                                                   318
     3,480  Inktomi Corp.<F1>                                           262
    65,000  Intuit, Inc.<F1>                                          3,027
    22,375  J.D. Edwards & Co.<F1>                                    1,074
    70,000  Lycos, Inc.                                               2,367
    60,000  Mentor Graphics Corp.<F1>                                   416
    42,500  Microsoft Corp.<F1>                                       4,678
    10,000  MicroStrategy, Inc.<F1>                                     375
    75,168  Netscape Communications Corp.<F1>                         1,644
   111,380  Oracle Corp.<F1>                                          3,244
    90,000  Parametric Technology Corp.<F1>                             906

NUMBER
OF SHARES                                                             VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------


            COMPUTER SOFTWARE AND SERVICES - 34.4% (CONT'D.)
    68,800  PeopleSoft, Inc.<F1>                                 $    2,245
    24,206  Siebel Systems, Inc.<F1>                                    694
    10,000  Sterling Commerce, Inc.<F1>                                 346
    20,000  Synopsys, Inc.<F1>                                          666
    55,000  Yahoo! Inc.<F1>                                           7,123
                                                                 ----------
                                                                     46,813
                                                                 ----------

            COMPUTER SYSTEMS - 16.9%
   125,400  Compaq Computer Corp.                                     3,966
   148,000  Dell Computer Corp.<F1>                                   9,731
    40,000  Hewlett-Packard Co.                                       2,118
    27,500  International Business Machines Corp.                     3,520
    74,000  Sun Microsystems, Inc.<F1>                                3,686
                                                                 ----------
                                                                     23,021
                                                                 ----------
            DATA PROCESSING - 3.2%
    40,000  Automatic Data Processing, Inc.                           2,990
    55,000  First Data Corp.                                          1,292
                                                                 ----------
                                                                      4,282
                                                                 ----------

            ELECTRICAL AND ELECTRONIC
            COMPONENTS - 15.5%
    66,700  Applied Materials, Inc.<F1>                               1,684
    10,000  Etec Systems, Inc.<F1>                                      261
    39,000  Intel Corp.                                               3,344
    15,925  KLA-Tencor Corp.<F1>                                        396
    55,425  Linear Technology Corp.                                   2,771
    12,600  Maxim Integrated Products, Inc.<F1>                         351
    32,400  Motorola, Inc.                                            1,383
    15,000  Photronics, Inc.<F1>                                        191
    18,000  PMC-Sierra, Inc.<F1>                                        574
    16,000  Sanmina Corp.<F1>                                           450
    15,000  SCI Systems, Inc.<F1>                                       404
    54,800  Solectron Corp.<F1>                                       2,630
    27,600  STMicroelectronics N.V.<F1>                               1,240
    50,900  Texas Instruments, Inc.                                   2,685
    78,000  Xilinx, Inc.<F1>                                          2,730
                                                                 ----------
                                                                     21,094
                                                                 ----------

            MEDICAL PRODUCTS AND
            PHARMACEUTICALS - 1.0%
    12,000  Arterial Vascular Engineering, Inc.<F1>                     444
    50,000  Cambridge Heart, Inc.<F1>                                   294
    10,000  Novoste Corp.<F1>                                           129
     1,600  QIAGEN N.V.<F1>                                              87
    20,000  Ventana Medical Systems, Inc.<F1>                           360
                                                                 ----------
                                                                      1,314
                                                                 ----------

See Notes to the Financial Statements.

                                               NORTHERN FUNDS Semi-Annual Report

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

TECHNOLOGY FUND (continued)

PRINCIPAL
AMOUNT                                                                VALUE
(000S)                                                               (000S)
---------------------------------------------------------------------------


            Total Common Stocks
            (cost $114,536)                                        $131,560
                                                                 ----------

            SHORT-TERM INVESTMENT - 5.0%

    $6,809  Berliner Handels und Frankfurter,
            5.938%, 10/1/98
            (cost $6,809)                                             6,809
                                                                 ----------

            Total Investments - 101.8%
            (cost $121,345)                                         138,369

            Liabilities less Other Assets - (1.8)%                  (2,432)
                                                                 ----------

            NET ASSETS - 100.0%                                  $  135,937
                                                                 ==========

See Notes to the Financial Statements.

---------------------
NOTES TO THE
FINANCIAL STATEMENTS
SEPTEMBER 30, 1998 (UNAUDITED)

1.   ORGANIZATION

Northern Funds was organized October 12, 1993 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as an open-end management investment company. The Money Market, U.S. Government Money Market, U.S. Government Select Money Market, Municipal Money Market, California Municipal Money Market, U.S. Government, Intermediate Tax-Exempt, Florida Intermediate Tax-Exempt, Fixed Income, Tax-Exempt, California Tax-Exempt, International Fixed Income, Income Equity, Stock Index, Growth Equity, Select Equity, Mid Cap Growth, Small Cap, International Growth Equity, Internation-al Select Equity and Technology Funds (collectively the "Funds") are separate, diversified investment portfolios of Northern Funds, except the California Municipal Money Market, Florida Intermediate Tax-Exempt, California Tax-Exempt and International Fixed Income Funds which are non-diversified portfolios of Northern Funds. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds maintains its own investment objective.
     The Funds have entered into an Investment Advisory Agreement with The Northern Trust Company ("Northern Trust" or the "Adviser"). Effective April 1, 1998, Northern Trust Quantitative Advisors, Inc., a wholly-owned subsidiary of Northern Trust Corporation, became the investment adviser for the Stock Index and Small Cap Funds. Northern Trust also serves as custodian, fund accountant and transfer agent for the Funds.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


A VALUATION OF SECURITIES - Short-term investments held by the Funds are valued using the amortized cost method, which approximates market value. Under this method, investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Securities which are traded on a recognized U.S. or foreign securities exchange are generally valued at the last quoted sales price on the securities exchange on which the securities are primarily traded. If securities traded on a foreign securities exchange are not traded on a valuation date, they will be valued at the most recent quoted sales price. Securities that are traded in the U.S. over-the-counter markets, absent a last quoted sales price, are valued at the last quoted bid price. Securities which are traded in the foreign over-the-counter markets are generally valued at the last sales price. Guaranteed investment contracts are valued at cost plus accrued interest, which approximates market value. Any securities for which no current quotations are readily available are valued at fair value as determined in good faith by the Adviser under the supervision of the Board of Trustees.

B REPURCHASE AGREEMENTS - During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for all repurchase agreements is held in a customer-only account of Northern Trust, as custodian for the Funds, at the Federal Reserve Bank of Chicago.

C FUTURES CONTRACTS - Certain Funds may enter into long financial futures contracts to maintain liquidity or short financial futures contracts for hedging purposes. These Funds may also enter into futures contracts for speculative purposes. Futures contracts are valued based upon their quoted daily settlement prices; changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated at which time realized gains and losses are recognized.
          A Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is required to make a margin deposit in a segregated account of a specified amount of cash or eligible securities. Subsequently, as the market price of the futures contract fluctuates, gains and losses are recognized and payments are made, on a daily

                                               NORTHERN FUNDS Semi-Annual Report


     basis, between the Fund and the broker. The Statements of Operations reflect gains and losses as realized for closed futures contracts and as unrealized for open contracts. At September 30, 1998, the Stock Index, Growth Equity and Small Cap Funds had entered into exchange-traded futures contracts. The aggregate market value of securities pledged to cover margin requirements for open positions at September 30, 1998 was approximately $375,000, $758,000 and $395,000, for the Stock Index, Growth Equity and Small Cap Funds, respectively.

D STRIPPED SECURITIES - Stripped securities represent the right to receive future interest payments (interest only stripped securities) or principal payments (principal only stripped securities). The value of variable rate interest only stripped securities varies directly with changes in interest rates, while the value of fixed rate interest only stripped securities and the value of principal only stripped securities vary inversely with changes in interest rates.

E FOREIGN CURRENCY TRANSLATIONS - Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gains or losses on investments resulting from changes in foreign exchange rates are included with net realized and unrealized gains (losses) on investments.

F FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - Certain Funds are authorized to enter into forward foreign currency exchange contracts for the purchase of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency contracts are "marked-to-market" daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in a Fund's financial statements. A Fund records realized gains or losses at the time the forward contract is offset by entering into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.
          At September 30, 1998, there were no outstanding contracts.

G ORGANIZATION COSTS - Organization expenses of approximately $1,030,000 have been deferred and are being amortized on a straight-line basis through 1999.

H INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis and includes amortization of discounts and premiums. Dividends from foreign securities are recorded on ex-date, or as soon as the information is available.

I EXPENSES - The Funds are charged for those expenses that are directly attributable to each Fund. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

J Distributions to Shareholders - Dividends from net investment income are declared and paid as follows:

                                         DECLARATION          PAYMENT
                                          FREQUENCY          FREQUENCY
------------------------------------------------------------------------
Money Market                               Daily             Monthly
U.S. Government Money
  Market                                   Daily             Monthly
U.S. Government Select
  Money Market                             Daily             Monthly
Municipal Money Market                     Daily             Monthly
California Municipal
  Money Market                             Daily             Monthly
U.S. Government                            Daily             Monthly
Intermediate Tax-Exempt                    Daily             Monthly
Florida Intermediate
  Tax-Exempt                               Daily             Monthly
Fixed Income                               Daily             Monthly
Tax-Exempt                                 Daily             Monthly
California Tax-Exempt                      Daily             Monthly
International Fixed Income                 Quarterly         Quarterly
Income Equity                              Monthly           Monthly
Stock Index                                Quarterly         Quarterly
Growth Equity                              Quarterly         Quarterly
Select Equity                              Annually          Annually
Mid Cap Growth                             Quarterly         Quarterly
Small Cap                                  Annually          Annually
International Growth
  Equity                                   Annually          Annually
International Select
  Equity                                   Annually          Annually
Technology                                 Annually          Annually
--------------------------------------------------------------------------

     Prior to September 27, 1997, dividends from net investment income of the International Fixed Income Fund were declared daily and paid quarterly.
     Distributions of net realized capital gains, if any, are declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.
     The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with generally accepted accounting principles due to differences in the treatment and recognition of investment income and realized gains (losses). These differences are primarily related to foreign currency transactions, deferral of wash sales and capital loss carryforwards. Certain differences in treatment of income and capital gains for distributions, which are permanent, may result in periodic reclassifications in the Funds' capital accounts.

K FEDERAL INCOME TAXES - No provision for federal income taxes has been made since the Funds intend to comply with the requirements of the Internal Revenue Code available to regulated investment companies.

                                               NORTHERN FUNDS Semi-Annual Report


3.   INVESTMENT ADVISORY AND OTHER AGREEMENTS

Pursuant to its advisory agreement with the Funds, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. For the six months ended September 30, 1998, the Adviser voluntarily agreed to waive a portion of its advisory fees as applied to each Fund's daily net assets as shown on the accompanying Statements of Operations. Northern Trust had also agreed to reimburse the Funds as shown on the accompanying Statements of Operations to adhere to the expense limitations presented in the following table:

                                ANNUAL        ADVISORY
                               ADVISORY      FEES AFTER       EXPENSE
                                 FEES         WAIVERS       LIMITATIONS
-------------------------------------------------------------------------
Money Market                    0.60%         0.40%             0.55%
U.S. Government
  Money Market                  0.60%         0.40%             0.55%
U.S. Government Select
  Money Market                  0.60%         0.40%             0.55%
Municipal Money
  Market                        0.60%         0.40%             0.55%
California Municipal
  Money Market                  0.60%         0.40%             0.55%
U.S. Government                 0.75%         0.75%             0.90%
Intermediate Tax-
  Exempt                        0.75%         0.70%             0.85%
Florida Intermediate
  Tax-Exempt                    0.75%         0.70%             0.85%
Fixed Income                    0.75%         0.75%             0.90%
Tax-Exempt                      0.75%         0.70%             0.85%
California Tax-Exempt           0.75%         0.70%             0.85%
International Fixed
  Income                        0.90%         0.90%             1.15%
Income Equity                   1.00%         0.85%             1.00%
Stock Index                     0.60%         0.40%             0.55%
Growth Equity                   1.00%         0.85%             1.00%
Select Equity                   1.20%         0.85%             1.00%
Mid Cap Growth                  1.00%         0.85%             1.00%
Small Cap                       1.20%         0.85%             1.00%
International Growth
  Equity                        1.20%         1.00%             1.25%
International Select
  Equity                        1.20%         1.00%             1.25%
Technology                      1.20%         1.00%             1.25%


     For the periods April 1, 1997 to September 30, 1997 and November 3, 1997 to December 31, 1997, the annual advisory fees, advisory fees after waivers and expense limitations for the U.S. Government Select Money Market and California Municipal Money Market Funds were as follows:

                                ANNUAL        ADVISORY
                               ADVISORY      FEES AFTER       EXPENSE
                                 FEES         WAIVERS       LIMITATIONS
---------------------------------------------------------------------------
U.S. Government Select
  Money Market                  0.60%         0.25%             0.40%
California Municipal
  Money Market                  0.60%         0.30%             0.45%
---------------------------------------------------------------------------

     The Funds have entered into an administrative agreement with Sunstone Financial Group, Inc. ("Sunstone") for certain administrative services.
Pursuant to its administrative agreement with the Funds, Sunstone is entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15% of each Fund's daily net assets. For the six months ended September 30, 1998, Sunstone voluntarily agreed to waive a portion of its administration fees as shown on the accompanying Statements of Operations. The waivers and reimbursements of Northern Trust and Sunstone described above are voluntary and may be terminated by them at any time at their discretion.

4.   BANK LOANS

The Funds maintain a $5,000,000 revolving bank credit line for liquidity and other purposes. Borrowings under this arrangement bear interest at 1% above the Fed Funds rate and are secured by pledged securities equal to or exceeding 120% of the outstanding balance.
     As of September 30, 1998, there were no outstanding borrowings.

5.   INVESTMENT TRANSACTIONS
The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended September 30, 1998 were as follows:

                                          PURCHASES                SALES
                                     -----------------------------------------
                                     U.S.                    U.S.
AMOUNTS IN THOUSANDS              GOVERNMENT   OTHER      GOVERNMENT      OTHER
-------------------------------------------------------------------------------
U.S. Government                  $176,193 $        -      $154,571  $        -
Intermediate Tax-Exempt                 -    121,131             -      96,693
Florida Intermediate Tax-Exempt         -      8,443             -       7,384
Fixed Income                       69,800     68,619        63,241      21,866
Tax-Exempt                              -    113,207             -      81,765
California Tax-Exempt                   -     31,778             -      12,336
International Fixed Income              -        624             -       1,195
Income Equity                           -     39,388             -      43,422
Stock Index                             -     23,560             -       1,041
Growth Equity                           -    121,727             -     113,582
Select Equity                           -     71,919             -      62,143
Mid Cap Growth                          -     44,549             -      17,939
Small Cap                               -     14,738             -      23,847
International Growth Equity             -    143,272             -     133,757
International Select Equity             -     86,806             -      86,344
Technology                              -     49,481             -      23,044
-------------------------------------------------------------------------------

     At September 30, 1998, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation) and cost basis of securities were approximately as follows:

                                                                    NET             COST
                                      UNREALIZED   UNREALIZED   APPRECIATION      BASIS OF
AMOUNTS IN THOUSANDS                 APPRECIATION DEPRECIATION (DEPRECIATION)    SECURITIES
--------------------------------------------------------------------------------------------
U.S. Government                          $8,837          $14         $8,823      $248,500
Intermediate Tax-Exempt                  11,472            3         11,469       307,458
Florida Intermediate Tax-Exempt             865            2            863        25,297
Fixed Income                             10,605        1,919          8,686       218,267
Tax-Exempt                               10,876            -         10,876       192,409
California Tax-Exempt                     2,680           47          2,633        58,012
International Fixed Income                1,248          399            849        14,252
Income Equity                             9,420        7,402          2,018       104,249
Stock Index                              15,265        7,130          8,135        99,423
Growth Equity                           111,151       22,890         88,261       384,385
Select Equity                            22,507        7,038         15,469       113,738
Mid Cap Growth                            1,461        2,873        (1,412)        25,105
Small Cap                                56,839       54,282          2,557       276,181
International Growth Equity              14,147       13,006          1,141       168,069
International Select Equity              13,263        7,366          5,897       102,558
Technology                               29,490       12,466         17,024       121,345
--------------------------------------------------------------------------------------------

     At March 31, 1998, the California Municipal Money Market and International Select Equity Funds had capital loss carryforwards, for income tax purposes, of approximately $1,000 and $4,964,000, respectively, due to expire March 31, 2006. These capital loss carryforwards are available to offset future gains.

                                               NORTHERN FUNDS Semi-Annual Report

6. CAPITAL SHARE TRANSACTIONS

                                                                     NET
                                         REINVESTMENT             INCREASE
AMOUNTS IN THOUSANDS              SOLD   OF DIVIDENDS   REDEEMED (DECREASE)
----------------------------------------------------------------------------
U.S. Government                 4,145           45       2,102      2,088
Intermediate Tax-Exempt         3,085           35       1,322      1,798
Florida Intermediate Tax-Exempt   360           11         304         67
Fixed Income                    7,829           77       3,618      4,288
Tax-Exempt                      3,584           20       1,327      2,277
California Tax-Exempt           2,437           18         692      1,763
International Fixed Income        128            1          71         58
Income Equity                     991           21         779        233
Stock Index                     3,288           18       1,769      1,537
Growth Equity                   2,788            2       1,667      1,123
Select Equity                   1,383            -         814        569
Mid Cap Growth                  2,834            -          61      2,773
Small Cap                       2,606            -       2,827      (221)
International Growth Equity     2,891            -       1,974        917
International Select Equity     1,095            -       1,120       (25)
Technology                      2,407            -         736      1,671
----------------------------------------------------------------------------

Transactions of shares of the Funds for the six months ended September 30, 1998 were as follows:


                                                                     NET
                                         REINVESTMENT             INCREASE
AMOUNTS IN THOUSANDS              SOLD   OF DIVIDENDS   REDEEMED (DECREASE)
----------------------------------------------------------------------------
U.S. Government                 6,618           74       2,623      4,069
Intermediate Tax-Exempt         6,360           64       3,898      2,526
Florida Intermediate Tax-Exempt 1,465           14         536        943
Fixed Income                    7,837          110       2,908      5,039
Tax-Exempt                      3,720          126       1,584      2,262
California Tax-Exempt           4,132           12         433      3,711
International Fixed Income        200           23         465      (242)
Income Equity                   2,329          613         955      1,987
Stock Index                     5,376          201       2,666      2,911
Growth Equity                   5,044        2,265       3,266      4,043
Select Equity                   2,762          603       1,136      2,229
Small Cap                       8,480          908       3,399      5,989
International Growth Equity     2,240          466       3,929    (1,223)
International Select Equity     1,429           38       2,583    (1,116)
Technology                      3,074          322         956      2,440
----------------------------------------------------------------------------

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



This report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

(logo)
Northern Funds
P.O. Box 2081
Milwaukee, WI 53201-2081
1-800-595-9111

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